UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1:	Report(s) to Shareholders.

Annual Report  |  October 31, 2017
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 12 Months Ended October 31, 2017
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	23.57%
S&P 500® Index	23.63%
Fund Category: Morningstar Large Blend[1]	22.34%
Performance Details	pages 7-9

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	23.52%
Schwab 1000 Index®	23.61%
Fund Category: Morningstar Large Blend[1]	22.34%
Performance Details	pages 10-12

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	27.84%
Russell 2000® Index	27.85%
Fund Category: Morningstar Small Blend[1]	24.89%
Performance Details	pages 13-15

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	23.89%
Dow Jones U.S. Total Stock Market IndexSM	23.96%
Fund Category: Morningstar Large Blend[1]	22.34%
Performance Details	pages 16-18

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	23.76%
MSCI EAFE® Index (Net)[3]	23.44%
Fund Category: Morningstar Foreign Large Blend[1]	22.45%
Performance Details	pages 19-21
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we understand that every investor thinks about risk differently. That’s why we seek to provide a product lineup that suits a range of risk appetites. We also work to provide transparent and straightforward products that help investors avoid hidden risks involved with certain investments.
Recent years have drawn fresh attention to passive investments such as index funds and exchange-traded funds (ETFs). Both types of funds have revolutionized investing by giving investors access to large parts of the market at low cost. Nearly $200 billion in investor capital flowed into index mutual funds in 2016 alone—a record amount. That growth inspired more fund companies to open index mutual funds, and today there are more than 400 available in the marketplace.
As positive as this trend has been for reducing the cost of investing, the rush of new entrants into index investing makes it important for investors to know what they are buying. Some indices are not as static as many believe, which can lead to higher expenses that reduce returns. Other problems have arisen from index funds that hold different stocks than their names suggest, or pick obscure indices that aren’t transparent.
As one of the largest providers of index funds, Charles Schwab Investment Management has been solving for these kinds of challenges for more than 20 years. Because of our scale, we’re able to spread costs over a large base, allowing us to set among the lowest expenses for market cap mutual funds in the industry, with no investment minimums. We also pride ourselves in providing a straightforward set of index funds that match investor needs with diverse indices that are offered by some of the best-known index providers in the country.
Our commitment to helping our shareholders manage risk through a disciplined approach continues to garner us recognition as a trusted asset manager. Earlier this year, we were named one of Morningstar’s “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment strategies. While we’re proud of such achievements, most importantly, we’re honored to serve our investors. We’re committed to putting investors first—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds and for the funds’ financial statements, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Because of our scale, we’re able to spread costs over a large base, allowing us to set among the lowest expenses for market cap mutual funds in the industry, with no investment minimums.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab Equity Index Funds
The Investment Environment

Over the 12-month reporting period ended October 31, 2017, both U.S. and international equity markets generated positive returns. U.S. stocks rallied amid expectations for reflationary policies from the Trump administration, as well as short-term interest rate hikes from the Federal Reserve (Fed) and high levels of consumer confidence. Outside the U.S., a generally strengthening global economic outlook and continued accommodative monetary policies from many of the world’s central banks supported the performance of international equities. Due in part to solid global economic growth, traditionally cyclical sectors, such as Information Technology and Health Care, generally outperformed more value-oriented sectors, such as Consumer Staples and Energy. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 23.63%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 27.85%. Internationally, the MSCI EAFE® Index (Net)*, a broad measure of international developed equity performance, returned 23.44% for the same period.
Global economic growth improved over the reporting period. In August, all 45 of the major economies tracked by the Organization for Economic Cooperation and Development were growing together for the first time in a decade, with many on track to grow faster than they did in 2016. In the U.S., economic data remained generally solid over the reporting period. The labor market strengthened as unemployment remained low and nonfarm payroll numbers continued to trend in line with expectations, though wage growth remained sluggish amid weak inflation. After a slow 2016 and beginning to 2017, quarterly gross domestic product (GDP) picked up in the second quarter to an annualized pace of 3.1%, driven by an increase in personal consumption expenditures. Consumer confidence also remained high, peaking soon after the U.S. presidential election and remaining elevated throughout the reporting period. Internationally, the eurozone’s recovery accelerated over the reporting period, hitting an annualized pace of 2.3% growth in the second quarter of 2017. GDP also grew in Japan over the reporting period amid strong consumer spending and exports, marking seven straight quarters of growth and the longest run in nearly two decades.
Asset Class Performance Comparison % returns during the 12 months ended October 31, 2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds
The Investment Environment (continued)

During the 12-month reporting period, monetary policy remained generally accommodative across the globe, though several central banks took steps toward tighter policies. In the U.S., the Fed raised short-term interest rates three times over the reporting period, in December, March, and June, despite continued low levels of inflation. The increases were in increments of 0.25%, with the federal funds rate ending the reporting period in a range of 1.00% to 1.25%. However, even with progress toward a more normalized interest rate environment, U.S. interest rates remained low by historical averages. The Fed also announced in September it would begin unwinding its $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank (ECB) announced that while it would begin to slow the pace of its bond purchases, it would continue the bond buying program through September 2018. The Bank of England (BoE) maintained interest rates at or near record lows, while the Bank of Japan introduced yield curve management as a policy tool in September 2017 and maintained negative interest rates throughout the reporting period. Though inflation remained stubbornly low across much of Europe and Asia, the strengthening global economy prompted some central banks to reiterate that monetary policy normalization could occur sooner than some expect. In June, ECB president Mario Draghi hinted that investors should be prepared for balance sheet unwinding, and BoE governor Mark Carney in August cautioned that a rate increase may come as soon as within the next year. (After the end of the reporting period in early November, the BoE raised its benchmark rate to 0.5%—the first increase in 10 years.)
Market volatility was noticeably subdued over the reporting period, outside of a few bumps tied to political uncertainty in the U.S. and abroad and periods of escalating tensions in North Korea. Otherwise, market volatility, as measured by the CBOE Volatility Index®1 (or VIX®), fell over the reporting period, hitting an all-time low in early October. These low levels of volatility, combined with high consumer confidence, contributed to the momentum-driven rally in cyclical sectors. Meanwhile, most equities rose over the 12-month reporting period, with stock markets in the U.S. reaching record highs several times over the year. In late 2016 and early 2017, U.S. stocks rallied amid expectations for policy changes from the Trump administration, including financial deregulation, increased infrastructure spending, and tax reform. As the reporting period continued and meaningful progress stalled in Washington, strong corporate earnings and solid underlying economic data drove the positive performance of U.S. stocks. Outside the U.S., the performance of international developed stocks continued to be supported by generally accommodative monetary policies and improving global growth.
[1]	The CBOE Volatility Index® (or VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.
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Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, and Schwab Total Stock Market Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, and Schwab Total Stock Market Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab S&P 500 Index Fund as of October 31, 2017

The Schwab S&P 500 Index Fund’s (the fund) goal is to track the total return of the S&P 500® Index (the index), which includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. large-cap stocks generated double-digit returns over the 12-month reporting period. Strong corporate earnings and solid economic data contributed to this positive performance, as did expectations of policy changes from the Trump administration. Meanwhile, the Federal Reserve continued to voice confidence in the U.S. economy by raising short-term interest rates three times over the reporting period and announcing plans to begin reducing the size of its balance sheet. From a sector standpoint within the index, the Information Technology and the Financials sectors outperformed over the 12-month reporting period, while the Telecommunication Services and Energy sectors underperformed by comparison.
Performance. The fund returned 23.57% for the 12-month reporting period ended October 31, 2017, compared with the index, which returned 23.63%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the Telecommunication Services sector was the smallest contributor, representing an average weight of approximately 2% of the fund’s investments and returning approximately -1% for the reporting period. One example from this sector is integrated communications company CenturyLink, Inc. The fund’s holdings of CenturyLink, Inc. returned approximately -22% for the reporting period.
The Energy sector was another small contributor to overall fund performance, representing an average weight of approximately 6% of the fund’s investments and returning approximately 3% for the reporting period.
In contrast, the fund’s holdings in the Information Technology sector were the largest contributors to the return of the fund. Information Technology stocks represented an average weight of approximately 22% of the fund’s investments and returned approximately 39%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Apple, Inc. are one example from this sector, returning approximately 52%.
Stocks in the Financials sector were another contributor to overall fund performance. Financials stocks represented an average weight of approximately 14% of the fund’s investments and returned approximately 37% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
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Schwab S&P 500 Index Fund
Performance and Fund Facts as of October 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2007 – October 31, 2017)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	23.57%	15.08%	7.47%
S&P 500® Index	23.63%	15.18%	7.51%
Fund Category: Morningstar Large Blend[3]	22.34%	13.70%	6.62%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab S&P 500 Index Fund
Performance and Fund Facts as of October 31, 2017 (continued)

Statistics1
Number of Holdings	508
Weighted Average Market Cap (millions)	$192,278
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate	2%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab 1000 Index Fund as of October 31, 2017

The Schwab 1000 Index Fund’s (the fund) goal is to match the total return of the Schwab 1000 Index (the index), which includes the stocks of the largest 1,000 publicly traded companies in the U.S., with size being determined by market capitalization (total market value of all shares outstanding). To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. large-cap stocks generated double-digit returns over the 12-month reporting period. Strong corporate earnings and solid economic data contributed to this positive performance, as did expectations of policy changes from the Trump administration. The Federal Reserve continued to voice confidence in the U.S. economy by raising short-term interest rates three times over the reporting period and announcing plans to begin reducing the size of its balance sheet. From a sector standpoint within the index, the Information Technology and the Financials sectors outperformed over the 12-month reporting period, while the Telecommunication Services and Energy sectors underperformed by comparison.
Performance. The fund returned 23.52% for the 12-month reporting period ended October 31, 2017, compared with the index, which returned 23.61%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the Telecommunication Services sector was the smallest contributor, representing an average weight of approximately 2% of the fund’s investments and returning approximately -0.3% for the reporting period. One example from this sector is integrated communications company CenturyLink, Inc. The fund’s holdings of CenturyLink, Inc. returned approximately -22% for the reporting period.
The Energy sector was another small contributor to overall fund performance, representing an average weight of approximately 6% of the fund’s investments and returning approximately 2% for the reporting period.
The Information Technology sector was the largest contributor to the return of the index and the fund. Information Technology stocks represented an average weight of approximately 22% of the fund’s investments and returned approximately 39%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Apple, Inc. are one example from this sector, returning approximately 52%.
Stocks in the Financials sector were another strong contributor to overall fund performance. Financials stocks represented an average weight of approximately 15% of the fund’s investments and returned approximately 36% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
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Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of October 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2007 – October 31, 2017)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	23.52%	14.84%	7.35%
Schwab 1000 Index®	23.61%	15.11%	7.61%
S&P 500® Index	23.63%	15.18%	7.51%
Fund Category: Morningstar Large Blend[3]	22.34%	13.70%	6.62%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab 1000 Index Fund
Performance and Fund Facts as of October 31, 2017 (continued)

Statistics1
Number of Holdings	976 [2]
Weighted Average Market Cap (millions)	$172,657
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	5%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Small-Cap Index Fund as of October 31, 2017

The Schwab Small-Cap Index Fund’s (the fund) goal is to track the performance of the Russell 2000® Index (the index), which is designed to measure the performance of the small-cap sector of the U.S. equity market. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. small-cap stocks generated double-digit returns over the 12-month reporting period. Strong corporate earnings and solid economic data contributed to this positive performance, as did expectations of policy changes from the Trump administration. The Federal Reserve continued to voice confidence in the U.S. economy by raising short-term interest rates three times over the reporting period and announcing plans to begin reducing the size of its balance sheet. From a sector standpoint within the index, the Health Care and the Industrials sectors outperformed over the 12-month reporting period, while the Energy and Consumer Staples sectors underperformed by comparison.
Performance. The fund returned 27.84% for the 12-month reporting period ended October 31, 2017, compared with the index, which returned 27.85%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors.  Over the reporting period, the Energy sector was the only detractor from the returns of both the index and the fund. Energy stocks represented an average weight of approximately 4% of the fund’s investments and returned approximately -7% for the reporting period. One example from this sector is U.S. Silica Holdings, Inc., a domestic producer of commercial silica, a specialized mineral that is an input into a range of end markets. The fund’s holdings of U.S. Silica Holdings, Inc. returned approximately -34% over the reporting period.
Though the Consumers Staples sector did not detract from the return of the fund, it was the smallest contributor to performance. The Consumer Staples sector represented an average weight of approximately 3% of the fund’s investments and returned approximately 4% for the reporting period.
The fund’s holdings in the Financials sector were the largest contributors to the returns of the fund. Financials stocks represented an average weight of approximately 19% of the fund’s investments and returned approximately 31%, representing the overall positive performance of companies involved in financial services. The fund’s holdings of holding company MGIC Investment Corporation are one example from this sector, returning approximately 75% for the reporting period.
Stocks in the Information Technology sector also contributed to overall fund performance. Information Technology stocks represented an average weight of approximately 17% of the fund’s investments and returned approximately 33%.

Management views and portfolio holdings may have changed since the report date.
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Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of October 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2007 – October 31, 2017)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	27.84%	14.50%	8.40%
Russell 2000® Index	27.85%	14.49%	7.63%
Small-Cap Spliced Index	27.85%	14.49%	8.41%
Fund Category: Morningstar Small Blend[3]	24.89%	13.40%	7.07%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.05%. For more information, see financial note 4 or refer to the prospectus supplement dated March 1, 2017.
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Schwab Small-Cap Index Fund
Performance and Fund Facts as of October 31, 2017 (continued)

Statistics1
Number of Holdings	1,974
Weighted Average Market Cap (millions)	$2,256
Price/Earnings Ratio (P/E)	21.8
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	11%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund as of October 31, 2017

The Schwab Total Stock Market Index Fund’s (the fund) goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market Index (the index), which includes the stocks of all publicly traded companies headquartered in the U.S. for which pricing information is readily available. To pursue its goal, the fund uses a sampling investment approach that involves investing in a representative sample of stocks with similar risk and return characteristics as the index, and maintains a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks generated double-digit returns over the 12-month reporting period. Strong corporate earnings and solid economic data contributed to this positive performance, as did expectations of policy changes from the Trump administration. The Federal Reserve continued to voice confidence in the U.S. economy by raising short-term interest rates three times over the reporting period and announcing plans to begin reducing the size of its balance sheet. From a sector standpoint within the index, the Information Technology and the Financials sectors outperformed over the 12-month reporting period, while the Telecommunication Services and Energy sectors underperformed by comparison.
Performance. The fund returned 23.89% for the 12-month reporting period ended October 31, 2017, compared with the index, which returned 23.96%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, no sectors detracted from the performance of the fund. The fund’s holdings in the Telecommunication Services sector, however, were the smallest contributors to the returns of the fund. Telecommunication Services stocks represented an average weight of approximately 2% of the fund’s investments and returned less than 1%. One example from this sector is integrated communications company CenturyLink, Inc. The fund’s holdings of CenturyLink, Inc. fell approximately 22% over the reporting period.
The Energy sector was another small contributor to overall fund performance, representing an average weight of approximately 6% of the fund’s investments and returning approximately 1% over the 12-month reporting period.
Information Technology stocks were the largest contributors to the returns of both the index and the fund. The Information Technology sector represented an average weight of approximately 21% of the fund’s investments and returned approximately 38%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Apple, Inc. are one example from this sector, returning approximately 52%.
The Financials sector was another strong contributor to overall fund performance. Financials stocks represented an average weight of approximately 15% of the fund’s investments and returned approximately 35% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
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Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of October 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2007 – October 31, 2017)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	23.89%	14.99%	7.73%
Dow Jones U.S. Total Stock Market IndexSM	23.96%	15.05%	7.67%
Fund Category: Morningstar Large Blend[3]	22.34%	13.70%	6.62%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and has been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of October 31, 2017 (continued)

Statistics1
Number of Holdings	2,427
Weighted Average Market Cap (millions)	$159,319
Price/Earnings Ratio (P/E)	22.2
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate	2%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund as of October 31, 2017

The Schwab International Index Fund’s (the fund) goal is to track the performance of the MSCI EAFE® Index (Net) (the index), which measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the U.S. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Developed international markets generated strong returns over the 12-month reporting period amid strengthening global economic growth and solid corporate earnings. Most central banks, including the European Central Bank and the Bank of Japan, maintained accommodative policy measures as inflation remained muted, further supporting the performance of international equities. Meanwhile, despite some political uncertainty and escalating tensions in North Korea, overall market volatility was noticeably subdued and equity markets were minimally affected. In addition, many international currencies appreciated against the U.S. dollar over the reporting period, enhancing returns on overseas investments in U.S. dollar terms.
Performance. The fund returned 23.76% for the 12-month reporting period ended October 31, 2017, compared with the index, which returned 23.44%. Timing differences in foreign exchange calculations and fair valuation of the fund’s holdings contributed to the fund’s relative performance.1
Contributors and Detractors. From a country perspective, stocks from Japan contributed the most to the fund’s return. Representing an average weight of approximately 24% of the fund’s investments, Japanese stocks returned approximately 18% in U.S. dollar terms. Among the fund’s Japanese holdings, the strongest contributor to fund performance was Mitsubishi UFJ Financial Group, Inc., which returned approximately 33% for the reporting period.
Stocks from the United Kingdom (U.K.) also positively contributed to fund performance. Representing an average weight of approximately 18% of the fund’s investments, U.K. stocks returned about 22% in U.S. dollar terms for the reporting period.
By comparison, stocks from Israel detracted the most from the total return of both the index and the fund. Representing an average weight of less than 1% of the fund’s investments, Israeli stocks returned approximately -21% for the period. One example from Israel is Teva Pharmaceutical Industries Ltd. The fund’s holdings of sponsored American depositary receipts of Teva Pharmaceutical Industries Ltd. detracted from performance and returned approximately -64% for the reporting period.
Stocks from New Zealand also dampened fund returns, if only slightly. Representing an average weight of less than 1% of the fund’s investments, stocks from New Zealand returned approximately -2% in U.S. dollar terms.
Management views and portfolio holdings may have changed since the report date.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
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Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of October 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2007 – October 31, 2017)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	23.76%	8.46%	1.10%
MSCI EAFE® Index (Net)[3]	23.44%	8.53%	1.10%
International Spliced Index	23.44%	8.54%	1.23%
Fund Category: Morningstar Foreign Large Blend[4]	22.45%	7.95%	0.93%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.06%. For more information, see financial note 4 or refer to the prospectus supplement dated March 1, 2017.
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Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of October 31, 2017 (continued)

Statistics1
Number of Holdings	947
Weighted Average Market Cap (millions)	$62,862
Price/Earnings Ratio (P/E)	17.1
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	3%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2017 and held through October 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 5/1/17	Ending Account Value (Net of Expenses) at 10/31/17	Expenses Paid During Period 5/1/17-10/31/17[2]
Schwab S&P 500 Index Fund
Actual Return	0.03%	$1,000.00	$1,090.80	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,090.20	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Small-Cap Index Fund
Actual Return	0.05%	$1,000.00	$1,080.00	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,088.70	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,109.30	$0.32
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$33.38	$33.00	$31.99	$27.78	$22.35
Income (loss) from investment operations:
Net investment income (loss)	0.74 [1]	0.69 [1]	0.67 [1]	0.56	0.52
Net realized and unrealized gains (losses)	6.99	0.69	0.92	4.13	5.40
Total from investment operations	7.73	1.38	1.59	4.69	5.92
Less distributions:
Distributions from net investment income	(0.69)	(0.68)	(0.58)	(0.48)	(0.49)
Distributions from net realized gains	(0.19)	(0.32)	—	—	—
Total distributions	(0.88)	(1.00)	(0.58)	(0.48)	(0.49)
Net asset value at end of period	$40.23	$33.38	$33.00	$31.99	$27.78
Total return	23.57%	4.40%	5.10%	17.16%	27.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.05% [2]	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.05% [2]	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	2.01%	2.12%	2.07%	1.89%	2.10%
Portfolio turnover rate	2%	2%	2%	2%	1%
Net assets, end of period (x 1,000,000)	$29,999	$22,675	$21,587	$20,473	$17,121

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio (see financial note 4).
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Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2017

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	213,939,091

Banks 6.5%
Bank of America Corp.	13,256,831	1.2	363,104,601
Citigroup, Inc.	3,676,617	0.9	270,231,349
JPMorgan Chase & Co.	4,749,031	1.6	477,800,009
Wells Fargo & Co.	6,030,309	1.1	338,541,547
Other Securities		1.7	504,289,807
		6.5	1,953,967,313

Capital Goods 7.3%
3M Co.	807,999	0.6	185,993,290
General Electric Co.	11,718,947	0.8	236,253,971
Honeywell International, Inc.	1,030,729	0.5	148,589,893
The Boeing Co.	751,854	0.6	193,963,295
Other Securities		4.8	1,430,125,024
		7.3	2,194,925,473

Commercial & Professional Services 0.6%
Other Securities		0.6	173,028,788

Consumer Durables & Apparel 1.1%
Other Securities		1.1	342,799,953

Consumer Services 1.8%
McDonald's Corp.	1,092,008	0.6	182,267,055
Other Securities		1.2	373,291,261
		1.8	555,558,316

Diversified Financials 5.4%
Berkshire Hathaway, Inc., Class B *	2,596,940	1.6	485,471,964
The Charles Schwab Corp. (a)	1,598,881	0.2	71,693,824
Other Securities		3.6	1,051,597,966
		5.4	1,608,763,754

Energy 5.9%
Chevron Corp.	2,554,634	1.0	296,056,534
Exxon Mobil Corp.	5,737,231	1.6	478,198,204
Other Securities		3.3	990,384,497
		5.9	1,764,639,235

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	1,983,802	0.6	173,205,753
Other Securities		1.1	332,426,424
		1.7	505,632,177

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	2,599,591	0.6	166,945,734
PepsiCo, Inc.	1,934,883	0.7	213,282,153
Philip Morris International, Inc.	2,104,996	0.7	220,266,781
The Coca-Cola Co.	5,174,176	0.8	237,908,612
Other Securities		1.7	503,924,428
		4.5	1,342,327,708

Health Care Equipment & Services 5.6%
Abbott Laboratories	2,341,994	0.4	127,006,335
Medtronic plc	1,836,216	0.5	147,852,112
UnitedHealth Group, Inc.	1,309,810	0.9	275,348,258
Other Securities		3.8	1,144,547,036
		5.6	1,694,753,741

Household & Personal Products 1.7%
The Procter & Gamble Co.	3,445,280	1.0	297,465,475
Other Securities		0.7	219,092,388
		1.7	516,557,863

Insurance 2.7%
Other Securities		2.7	818,103,285

Materials 3.0%
DowDuPont, Inc.	3,146,180	0.8	227,500,276
Other Securities		2.2	674,811,158
		3.0	902,311,434

Media 2.7%
Comcast Corp., Class A	6,370,428	0.8	229,526,521
The Walt Disney Co.	2,087,293	0.7	204,158,128
Other Securities		1.2	362,310,633
		2.7	795,995,282

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	2,147,986	0.6	193,855,737
Amgen, Inc.	989,359	0.6	173,355,484
Bristol-Myers Squibb Co.	2,213,364	0.5	136,476,024
Gilead Sciences, Inc.	1,760,750	0.4	131,985,820

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Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	3,630,375	1.7	506,110,579
Merck & Co., Inc.	3,703,614	0.7	204,032,095
Pfizer, Inc.	8,079,833	0.9	283,278,945
Other Securities		2.9	872,081,853
		8.3	2,501,176,537

Real Estate 2.9%
Other Securities		2.9	875,957,486

Retailing 5.5%
Amazon.com, Inc. *	539,340	2.0	596,121,715
The Home Depot, Inc.	1,596,000	0.9	264,584,880
The Priceline Group, Inc. *	66,415	0.4	126,982,823
Other Securities		2.2	651,789,233
		5.5	1,639,478,651

Semiconductors & Semiconductor Equipment 4.0%
Broadcom Ltd.	549,460	0.5	145,007,989
Intel Corp.	6,355,105	1.0	289,093,727
NVIDIA Corp.	809,782	0.6	167,471,015
Texas Instruments, Inc.	1,344,854	0.4	130,033,933
Other Securities		1.5	471,466,682
		4.0	1,203,073,346

Software & Services 14.5%
Alphabet, Inc., Class A *	402,702	1.4	416,007,274
Alphabet, Inc., Class C *	408,475	1.4	415,272,024
Facebook, Inc., Class A *	3,205,910	1.9	577,256,155
International Business Machines Corp.	1,170,990	0.6	180,402,719
MasterCard, Inc., Class A	1,259,490	0.6	187,374,327
Microsoft Corp.	10,406,481	2.9	865,611,090
Oracle Corp.	4,100,146	0.7	208,697,431
Visa, Inc., Class A	2,470,600	0.9	271,716,588
Other Securities		4.1	1,215,821,813
		14.5	4,338,159,421

Technology Hardware & Equipment 5.9%
Apple, Inc.	6,982,625	3.9	1,180,342,930
Cisco Systems, Inc.	6,747,438	0.8	230,425,008
Other Securities		1.2	346,732,965
		5.9	1,757,500,903

Telecommunication Services 1.9%
AT&T, Inc.	8,307,602	0.9	279,550,807
Verizon Communications, Inc.	5,521,928	0.9	264,334,693
Other Securities		0.1	24,450,442
		1.9	568,335,942

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	623,075,055

Utilities 3.2%
Other Securities		3.2	947,024,611
Total Common Stock
(Cost $15,347,140,321)			29,837,085,365

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Other Securities		0.1	41,865,235
Total Other Investment Company
(Cost $41,865,235)			41,865,235
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Other Securities		0.3	93,761,463
Total Short-Term Investments
(Cost $93,761,463)			93,761,463

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	1,195	153,718,825	1,107,706
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $39,809,403.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2017:
	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,480,381	118,500	—	1,598,881	$19,870,727	$—	$478,254

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Schwab Equity Index Funds  |  Annual Report
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Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2017 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$29,837,085,365	$—	$—	$29,837,085,365
Other Investment Company[1]	41,865,235	—	—	41,865,235
Short-Term Investments[1]	—	93,761,463	—	93,761,463
Futures Contracts[2]	1,107,706	—	—	1,107,706
Total	$29,880,058,306	$93,761,463	$—	$29,973,819,769
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
26
Schwab Equity Index Funds  |  Annual Report
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Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of October 31, 2017
Assets
Investment in affiliated issuer, at value (cost $27,444,152)		$71,693,824
Investments in unaffiliated issuers, at value (cost $15,413,457,632) including securities on loan of $39,809,403		29,859,153,004
Collateral invested for securities on loan, at value (cost $41,865,235)		41,865,235
Deposit with broker for futures contracts		11,551,500
Receivables:
Fund shares sold		52,804,828
Dividends		24,852,154
Variation margin on futures contracts		251,679
Income from securities on loan		51,654
Interest	+	1,563
Total assets		30,062,225,441
Liabilities
Collateral held for securities on loan		41,865,235
Payables:
Investment adviser fees		755,661
Fund shares redeemed	+	20,944,045
Total liabilities		63,564,941
Net Assets
Total assets		30,062,225,441
Total liabilities	–	63,564,941
Net assets		$29,998,660,500
Net Assets by Source
Capital received from investors		15,110,385,682
Net investment income not yet distributed		428,200,409
Net realized capital losses		(30,978,341)
Net unrealized capital appreciation		14,491,052,750

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$29,998,660,500		745,693,365		$40.23

27
Schwab Equity Index Funds  |  Annual Report
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Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2016 through October 31, 2017
Investment Income
Dividends received from affiliated issuer		$478,254
Dividends received from unaffiliated issuers		542,823,050
Interest		726,496
Securities on loan, net	+	481,022
Total investment income		544,508,822
Expenses 1
Investment adviser and administrator fees		10,334,577
Shareholder service fees		1,495,075
Transfer agent fees		263,422
Registration fees		141,970
Custodian fees		138,935
Portfolio accounting fees		111,380
Shareholder reports		70,845
Professional fees		38,505
Independent trustees’ fees		38,386
Index fees		35,796
Other expenses	+	154,065
Total expenses		12,822,956
Expense reduction by CSIM and its affiliates	–	263,422
Net expenses	–	12,559,534
Net investment income		531,949,288
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(52,049,686)
Net realized gains on futures contracts	+	42,406,209
Net realized losses		(9,643,477)
Net change in unrealized appreciation (depreciation) on affiliated issuer		19,870,727
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		4,955,438,317
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,059,599
Net change in unrealized appreciation (depreciation)	+	4,977,368,643
Net realized and unrealized gains		4,967,725,166
Increase in net assets resulting from operations		$5,499,674,454
[1]	See financial note 2(e) and financial note 4.
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Schwab Equity Index Funds  |  Annual Report
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Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/16-10/31/17		11/1/15-10/31/16
Net investment income		$531,949,288	$464,358,826
Net realized gains (losses)		(9,643,477)	135,865,002
Net change in unrealized appreciation (depreciation)	+	4,977,368,643	367,870,298
Increase in net assets from operations		5,499,674,454	968,094,126
Distributions to Shareholders
Distributions from net investment income		(467,541,204)	(445,863,757)
Distributions from net realized gains	+	(130,682,605)	(213,585,458)
Total distributions		($598,223,809)	($659,449,215)

Transactions in Fund Shares
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		179,562,912	$6,615,177,231	138,449,264	$4,442,657,641
Shares reinvested		14,654,966	509,406,624	18,184,196	567,165,064
Shares redeemed	+	(127,842,782)	(4,701,911,186)	(131,502,877)	(4,230,435,569)
Net transactions in fund shares		66,375,096	$2,422,672,669	25,130,583	$779,387,136
Shares Outstanding and Net Assets
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		679,318,269	$22,674,537,186	654,187,686	$21,586,505,139
Total increase	+	66,375,096	7,324,123,314	25,130,583	1,088,032,047
End of period		745,693,365	$29,998,660,500	679,318,269	$22,674,537,186
Net investment income not yet distributed			$428,200,409		$370,308,971
29
Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$52.40	$53.67	$53.63	$48.31	$40.23
Income (loss) from investment operations:
Net investment income (loss)[1]	1.08	0.95	0.94	0.83	0.81
Net realized and unrealized gains (losses)	10.96	0.92	1.40	6.74	9.74
Total from investment operations	12.04	1.87	2.34	7.57	10.55
Less distributions:
Distributions from net investment income	(0.97)	(0.96)	(0.86)	(0.75)	(0.81)
Distributions from net realized gains	(0.86)	(2.18)	(1.44)	(1.50)	(1.66)
Total distributions	(1.83)	(3.14)	(2.30)	(2.25)	(2.47)
Net asset value at end of period	$62.61	$52.40	$53.67	$53.63	$48.31
Total return	23.52%	3.87%	4.66%	16.36%	27.85%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [2]	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.14% [2]	0.33%	0.33%	0.33%	0.34%
Net investment income (loss)	1.87%	1.86%	1.77%	1.64%	1.87%
Portfolio turnover rate	5%	3%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$7,681	$6,432	$6,550	$6,586	$5,887

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio (see financial note 4).
30
Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2017

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	77,186,114

Banks 6.6%
Bank of America Corp.	3,042,141	1.1	83,324,242
Citigroup, Inc.	843,956	0.8	62,030,766
JPMorgan Chase & Co.	1,089,178	1.4	109,582,199
Wells Fargo & Co.	1,388,696	1.0	77,961,393
Other Securities		2.3	171,335,940
		6.6	504,234,540

Capital Goods 7.5%
3M Co.	182,554	0.5	42,022,105
General Electric Co.	2,680,102	0.7	54,030,856
Honeywell International, Inc.	239,099	0.4	34,468,512
The Boeing Co.	174,289	0.6	44,963,076
Other Securities		5.3	404,039,975
		7.5	579,524,524

Commercial & Professional Services 0.7%
Other Securities		0.7	53,093,360

Consumer Durables & Apparel 1.2%
Other Securities		1.2	94,579,746

Consumer Services 2.1%
McDonald's Corp.	249,636	0.5	41,666,745
Other Securities		1.6	116,037,218
		2.1	157,703,963

Diversified Financials 5.4%
Berkshire Hathaway, Inc., Class B *	592,512	1.4	110,764,193
The Charles Schwab Corp. (a)	375,265	0.2	16,826,883
Other Securities		3.8	283,345,089
		5.4	410,936,165

Energy 5.7%
Chevron Corp.	583,937	0.9	67,672,459
Exxon Mobil Corp.	1,307,363	1.4	108,968,706
Other Securities		3.4	263,465,935
		5.7	440,107,100

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.6%
Wal-Mart Stores, Inc.	458,627	0.5	40,042,723
Other Securities		1.1	78,871,028
		1.6	118,913,751

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	596,705	0.5	38,320,395
PepsiCo, Inc.	438,185	0.6	48,301,133
Philip Morris International, Inc.	476,865	0.6	49,899,154
The Coca-Cola Co.	1,200,348	0.7	55,192,001
Other Securities		1.9	135,106,380
		4.3	326,819,063

Health Care Equipment & Services 5.4%
Abbott Laboratories	537,201	0.4	29,132,410
Medtronic plc	418,622	0.4	33,707,443
UnitedHealth Group, Inc.	295,892	0.8	62,202,416
Other Securities		3.8	290,655,944
		5.4	415,698,213

Household & Personal Products 1.6%
The Procter & Gamble Co.	786,119	0.9	67,873,515
Other Securities		0.7	54,115,536
		1.6	121,989,051

Insurance 3.0%
Other Securities		3.0	229,488,751

Materials 3.3%
DowDuPont, Inc.	726,220	0.7	52,512,968
Other Securities		2.6	203,512,422
		3.3	256,025,390

Media 2.7%
Comcast Corp., Class A	1,454,246	0.7	52,396,483
The Walt Disney Co.	472,460	0.6	46,211,313
Other Securities		1.4	107,999,618
		2.7	206,607,414

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	494,626	0.6	44,639,996
Amgen, Inc.	228,102	0.5	39,968,032
Bristol-Myers Squibb Co.	506,839	0.4	31,251,693
Gilead Sciences, Inc.	410,344	0.4	30,759,386

31
Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	832,187	1.5	116,015,190
Merck & Co., Inc.	844,018	0.6	46,496,952
Pfizer, Inc.	1,842,351	0.8	64,592,826
Other Securities		3.1	235,381,236
		7.9	609,105,311

Real Estate 3.7%
Other Securities		3.7	282,651,340

Retailing 5.1%
Amazon.com, Inc. *	122,991	1.8	135,939,493
The Home Depot, Inc.	369,035	0.8	61,178,622
The Priceline Group, Inc. *	15,246	0.4	29,149,742
Other Securities		2.1	163,364,159
		5.1	389,632,016

Semiconductors & Semiconductor Equipment 3.9%
Broadcom Ltd.	125,470	0.4	33,112,788
Intel Corp.	1,463,480	0.9	66,573,705
NVIDIA Corp.	185,599	0.5	38,383,729
Texas Instruments, Inc.	314,775	0.4	30,435,595
Other Securities		1.7	131,833,466
		3.9	300,339,283

Software & Services 14.1%
Alphabet, Inc., Class A *	92,588	1.2	95,647,108
Alphabet, Inc., Class C *	93,332	1.2	94,885,044
Facebook, Inc., Class A *	731,600	1.7	131,731,896
International Business Machines Corp.	265,740	0.5	40,939,904
MasterCard, Inc., Class A	291,210	0.6	43,323,312
Microsoft Corp.	2,384,438	2.6	198,337,553
Oracle Corp.	926,410	0.6	47,154,269
Visa, Inc., Class A	569,700	0.8	62,655,606
Other Securities		4.9	371,923,759
		14.1	1,086,598,451

Technology Hardware & Equipment 5.8%
Apple, Inc.	1,599,774	3.5	270,425,797
Cisco Systems, Inc.	1,554,615	0.7	53,090,102
Other Securities		1.6	125,132,523
		5.8	448,648,422

Telecommunication Services 1.8%
AT&T, Inc.	1,907,041	0.8	64,171,930
Verizon Communications, Inc.	1,261,257	0.8	60,376,372
Other Securities		0.2	14,466,720
		1.8	139,015,022

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	159,040,486

Utilities 3.2%
Other Securities		3.2	246,401,164
Total Common Stock
(Cost $2,019,916,823)			7,654,338,640

Other Investment Companies 0.5% of net assets

Money Market Fund 0.2%
Other Securities		0.2	19,076,675

Securities Lending Collateral 0.3%
Other Securities		0.3	21,380,850
Total Other Investment Companies
(Cost $40,457,525)			40,457,525

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	210	27,013,350	624,917
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,177,397.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2017:
	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	375,265	—	—	375,265	$4,930,983	$—	$116,332

32
Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2017 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,654,338,640	$—	$—	$7,654,338,640
Other Investment Companies[1]	40,457,525	—	—	40,457,525
Futures Contracts[2]	624,917	—	—	624,917
Total	$7,695,421,082	$—	$—	$7,695,421,082
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
33
Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of October 31, 2017
Assets
Investment in affiliated issuer, at value (cost $2,209,352)		$16,826,883
Investments in unaffiliated issuers, at value (cost $2,036,784,146) including securities on loan of $20,177,397		7,656,588,432
Collateral invested for securities on loan, at value (cost $21,380,850)		21,380,850
Deposit with broker for futures contracts		1,129,500
Receivables:
Dividends		6,104,275
Fund shares sold		2,971,681
Variation margin on futures contracts		44,853
Income from securities on loan	+	30,825
Total assets		7,705,077,299
Liabilities
Collateral held for securities on loan		21,380,850
Payables:
Investment adviser fees		323,694
Fund shares redeemed	+	2,669,888
Total liabilities		24,374,432
Net Assets
Total assets		7,705,077,299
Total liabilities	–	24,374,432
Net assets		$7,680,702,867
Net Assets by Source
Capital received from investors		1,726,888,865
Net investment income not yet distributed		106,037,341
Net realized capital gains		212,729,927
Net unrealized capital appreciation		5,635,046,734

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,680,702,867		122,670,134		$62.61

34
Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2016 through October 31, 2017
Investment Income
Dividends received from affiliated issuer		$116,332
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $8,191)		141,444,918
Securities on loan, net	+	343,658
Total investment income		141,904,908
Expenses 1
Investment adviser and administrator fees		7,333,602
Shareholder service fees		2,126,991
Portfolio accounting fees		41,874
Shareholder reports		39,639
Transfer agent fees		37,074
Registration fees		34,237
Custodian fees		31,009
Professional fees		21,518
Independent trustees’ fees		16,961
Interest expense		1,229
Other expenses	+	44,238
Total expenses		9,728,372
Expense reduction by CSIM and its affiliates	–	858,722
Net expenses	–	8,869,650
Net investment income		133,035,258
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		182,587,042
Net realized gains on futures contracts		8,242,115
Net realized gains on foreign currency transactions	+	520
Net realized gains		190,829,677
Net change in unrealized appreciation (depreciation) on affiliated issuer		4,930,983
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		1,153,310,605
Net change in unrealized appreciation (depreciation) on futures contracts	+	623,284
Net change in unrealized appreciation (depreciation)	+	1,158,864,872
Net realized and unrealized gains		1,349,694,549
Increase in net assets resulting from operations		$1,482,729,807
[1]	See financial note 2(e) and financial note 4.
35
Schwab Equity Index Funds  |  Annual Report
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Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/16-10/31/17		11/1/15-10/31/16
Net investment income		$133,035,258	$119,057,166
Net realized gains		190,829,677	99,482,670
Net change in unrealized appreciation (depreciation)	+	1,158,864,872	26,057,919
Increase in net assets from operations		1,482,729,807	244,597,755
Distributions to Shareholders
Distributions from net investment income		(118,201,282)	(116,634,011)
Distributions from net realized gains	+	(104,593,102)	(264,435,992)
Total distributions		($222,794,384)	($381,070,003)

Transactions in Fund Shares
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,174,082	$469,813,117	7,018,989	$351,323,719
Shares reinvested		3,447,950	186,706,519	6,609,034	324,569,655
Shares redeemed	+	(11,718,276)	(668,209,704)	(12,905,052)	(656,886,870)
Net transactions in fund shares		(96,244)	($11,690,068)	722,971	$19,006,504
Shares Outstanding and Net Assets
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,766,378	$6,432,457,512	122,043,407	$6,549,923,256
Total increase or decrease	+	(96,244)	1,248,245,355	722,971	(117,465,744)
End of period		122,670,134	$7,680,702,867	122,766,378	$6,432,457,512
Net investment income not yet distributed			$106,037,341		$93,428,871
36
Schwab Equity Index Funds  |  Annual Report
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Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$25.60	$26.29	$28.13	$27.62	$21.26
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.39	0.38	0.35	0.42
Net realized and unrealized gains (losses)	6.62	0.59	(0.34)	1.76	6.94
Total from investment operations	7.00	0.98	0.04	2.11	7.36
Less distributions:
Distributions from net investment income	(0.39)	(0.36)	(0.34)	(0.31)	(0.50)
Distributions from net realized gains	(0.76)	(1.31)	(1.54)	(1.29)	(0.50)
Total distributions	(1.15)	(1.67)	(1.88)	(1.60)	(1.00)
Net asset value at end of period	$31.45	$25.60	$26.29	$28.13	$27.62
Total return	27.84%	4.17%	0.36%	8.08%	36.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [2]	0.17%	0.17%	0.17%	0.17%
Gross operating expenses	0.10% [2]	0.20%	0.20%	0.21%	0.20%
Net investment income (loss)	1.31%	1.60%	1.37%	1.27%	1.76%
Portfolio turnover rate	11%	17%	17%	12%	11%
Net assets, end of period (x 1,000,000)	$3,531	$2,619	$2,607	$2,567	$2,351

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio (see financial note 4).
37
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2017

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.3%
Dana, Inc.	248,329	0.2	7,571,551
Other Securities		1.1	37,965,029
		1.3	45,536,580

Banks 12.7%
Hancock Holding Co.	144,326	0.2	7,035,892
MGIC Investment Corp. *	629,945	0.3	9,008,213
Radian Group, Inc.	369,340	0.2	7,741,366
Sterling Bancorp	372,130	0.3	9,321,856
Texas Capital Bancshares, Inc. *	86,400	0.2	7,434,720
Umpqua Holdings Corp.	376,388	0.2	7,700,898
Wintrust Financial Corp.	95,366	0.2	7,752,302
Other Securities		11.1	393,496,799
		12.7	449,492,046

Capital Goods 9.9%
Curtiss-Wright Corp.	75,740	0.3	8,956,255
EMCOR Group, Inc.	103,097	0.2	8,300,339
Woodward, Inc.	91,258	0.2	7,056,981
Other Securities		9.2	323,682,303
		9.9	347,995,878

Commercial & Professional Services 3.7%
Other Securities		3.7	130,744,771

Consumer Durables & Apparel 2.6%
Other Securities		2.6	90,309,253

Consumer Services 3.9%
Grand Canyon Education, Inc. *	80,875	0.2	7,239,121
Other Securities		3.7	129,931,033
		3.9	137,170,154

Diversified Financials 2.9%
Other Securities		2.9	102,805,749

Energy 3.6%
Other Securities		3.6	126,470,065

Food & Staples Retailing 0.5%
Other Securities		0.5	17,478,109

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 1.7%
Other Securities		1.7	60,743,619

Health Care Equipment & Services 6.4%
HealthSouth Corp.	168,100	0.2	7,756,134
Masimo Corp. *	76,500	0.2	6,713,640
Medidata Solutions, Inc. *	97,500	0.2	7,334,925
Other Securities		5.8	205,450,744
		6.4	227,255,443

Household & Personal Products 0.4%
Other Securities		0.4	14,666,924

Insurance 2.5%
CNO Financial Group, Inc.	287,368	0.2	6,888,211
Primerica, Inc.	77,300	0.2	6,841,050
Other Securities		2.1	74,490,159
		2.5	88,219,420

Materials 4.5%
Louisiana-Pacific Corp. *	244,572	0.2	6,647,467
Other Securities		4.3	152,146,162
		4.5	158,793,629

Media 1.3%
Other Securities		1.3	44,960,496

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Bluebird Bio, Inc. *	77,200	0.3	10,738,520
Catalent, Inc. *	212,999	0.3	9,071,627
Exact Sciences Corp. *	198,362	0.3	10,907,926
PRA Health Sciences, Inc. *	84,300	0.2	6,864,549
Other Securities		7.1	253,731,344
		8.2	291,313,966

Real Estate 7.1%
Gramercy Property Trust	259,222	0.2	7,698,893
Healthcare Realty Trust, Inc.	210,381	0.2	6,782,683
Starwood Waypoint Homes	216,300	0.2	7,853,853
Other Securities		6.5	227,489,773
		7.1	249,825,202

38
Schwab Equity Index Funds  |  Annual Report
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Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Retailing 2.7%
Other Securities		2.7	96,574,526

Semiconductors & Semiconductor Equipment 3.5%
Entegris, Inc.	246,400	0.2	8,069,600
Integrated Device Technology, Inc. *	228,889	0.2	7,111,581
MKS Instruments, Inc.	92,989	0.3	10,103,255
Monolithic Power Systems, Inc.	68,300	0.2	8,310,061
Silicon Laboratories, Inc. *	70,550	0.2	6,695,195
Other Securities		2.4	82,696,137
		3.5	122,985,829

Software & Services 8.7%
Aspen Technology, Inc. *	127,699	0.2	8,239,139
Blackbaud, Inc.	81,469	0.2	8,252,810
EPAM Systems, Inc. *	84,383	0.2	7,691,510
Fair Isaac Corp.	51,391	0.2	7,459,918
GrubHub, Inc. *	145,576	0.3	8,883,048
MAXIMUS, Inc.	110,617	0.2	7,348,287
Paycom Software, Inc. *	84,407	0.2	6,938,255
Proofpoint, Inc. *	73,800	0.2	6,819,858
Other Securities		7.0	245,685,908
		8.7	307,318,733

Technology Hardware & Equipment 5.1%
Littelfuse, Inc.	38,600	0.2	8,067,400
Lumentum Holdings, Inc. *	105,200	0.2	6,643,380
SYNNEX Corp.	50,500	0.2	6,811,440
Other Securities		4.5	159,683,017
		5.1	181,205,237

Telecommunication Services 0.9%
Other Securities		0.9	30,196,344

Transportation 1.6%
Knight-Swift Transportation Holdings, Inc. *	211,328	0.2	8,759,546
Other Securities		1.4	48,176,384
		1.6	56,935,930

Utilities 3.7%
ALLETE, Inc.	86,999	0.2	6,816,372
IDACORP, Inc.	85,743	0.2	7,890,928
ONE Gas, Inc.	88,200	0.2	6,789,636
Portland General Electric Co.	154,008	0.2	7,352,342
Southwest Gas Holdings, Inc.	80,196	0.2	6,607,348
WGL Holdings, Inc.	87,533	0.2	7,501,578
Other Securities		2.5	87,155,765
		3.7	130,113,969
Total Common Stock
(Cost $2,369,360,215)			3,509,111,872
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	14,516

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	334,026
Total Rights
(Cost $250,273)			348,542

Other Investment Company 3.1% of net assets

Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 0.96% (b)	110,274,741	3.1	110,274,741
Total Other Investment Company
(Cost $110,274,741)			110,274,741
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc. 0.60%, 11/01/17 (c)	10,068,225	0.3	10,068,225
Total Short-Term Investment
(Cost $10,068,225)			10,068,225

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 12/15/17	252	18,934,020	18,045
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $107,544,231.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

39
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2017 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,247,512,494	$—	$—	$3,247,512,494
Diversified Financials	102,520,149	—	285,600	102,805,749
Materials	158,793,629	—	— *	158,793,629
Rights [1]
Media	—	—	14,516	14,516
Pharmaceuticals, Biotechnology & Life Sciences	—	—	334,026 *	334,026
Other Investment Company[1]	110,274,741	—	—	110,274,741
Short-Term Investment[1]	—	10,068,225	—	10,068,225
Futures Contracts[2]	18,045	—	—	18,045
Total	$3,619,119,058	$10,068,225	$634,142	$3,629,821,425
*	Level 3 amount shown includes securities determined to have no value at October 31, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
40
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2017
Assets
Investments in unaffiliated issuers, at value (cost $2,379,678,713) including securities on loan of $107,544,231		$3,519,528,639
Collateral invested for securities on loan, at value (cost $110,274,741)		110,274,741
Deposit with broker for futures contracts		1,870,000
Receivables:
Fund shares sold		9,748,999
Dividends		1,005,088
Income from securities on loan		585,254
Variation margin on futures contracts		98,890
Foreign tax reclaims		1,110
Interest	+	168
Total assets		3,643,112,889
Liabilities
Collateral held for securities on loan		110,274,741
Payables:
Investments bought		494,562
Investment adviser fees		149,285
Fund shares redeemed		1,190,584
Due to custodian	+	4,246
Total liabilities		112,113,418
Net Assets
Total assets		3,643,112,889
Total liabilities	–	112,113,418
Net assets		$3,530,999,471
Net Assets by Source
Capital received from investors		2,236,103,613
Net investment income not yet distributed		29,935,898
Net realized capital gains		125,091,989
Net unrealized capital appreciation		1,139,867,971

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,530,999,471		112,273,730		$31.45

41
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2016 through October 31, 2017
Investment Income
Dividends (net of foreign withholding tax of $11,342)		$38,582,098
Interest		123,532
Securities on loan, net	+	5,439,371
Total investment income		44,145,001
Expenses 1
Investment adviser and administrator fees		2,550,246
Shareholder service fees		181,191
Index fees		124,772
Registration fees		38,248
Portfolio accounting fees		32,481
Shareholder reports		24,252
Transfer agent fees		19,587
Custodian fees		16,893
Professional fees		15,420
Independent trustees’ fees		6,218
Other expenses	+	18,357
Total expenses		3,027,665
Expense reduction by CSIM and its affiliates	–	280,692
Net expenses	–	2,746,973
Net investment income		41,398,028
Realized and Unrealized Gains (Losses)
Net realized gains on investments		129,664,715
Net realized gains on futures contracts		7,377,927
Net realized gains on foreign currency transactions	+	2,836
Net realized gains		137,045,478
Net change in unrealized appreciation (depreciation) on investments		562,673,821
Net change in unrealized appreciation (depreciation) on futures contracts	+	625,537
Net change in unrealized appreciation (depreciation)	+	563,299,358
Net realized and unrealized gains		700,344,836
Increase in net assets resulting from operations		$741,742,864
[1]	See financial note 2(e) and financial note 4.
42
Schwab Equity Index Funds  |  Annual Report
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Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/16-10/31/17		11/1/15-10/31/16
Net investment income		$41,398,028	$40,983,928
Net realized gains		137,045,478	73,511,432
Net change in unrealized appreciation (depreciation)	+	563,299,358	(17,644,520)
Increase in net assets from operations		741,742,864	96,850,840
Distributions to Shareholders
Distributions from net investment income		(39,963,730)	(36,921,658)
Distributions from net realized gains	+	(77,932,853)	(133,048,449)
Total distributions		($117,896,583)	($169,970,107)

Transactions in Fund Shares
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,293,118	$793,122,741	19,812,273	$485,854,730
Shares reinvested		3,628,372	102,973,212	6,229,806	148,954,660
Shares redeemed	+	(20,947,140)	(607,654,132)	(22,912,471)	(550,233,981)
Net transactions in fund shares		9,974,350	$288,441,821	3,129,608	$84,575,409
Shares Outstanding and Net Assets
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		102,299,380	$2,618,711,369	99,169,772	$2,607,255,227
Total increase	+	9,974,350	912,288,102	3,129,608	11,456,142
End of period		112,273,730	$3,530,999,471	102,299,380	$2,618,711,369
Net investment income not yet distributed			$29,935,898		$29,632,152
43
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$38.19	$37.69	$36.96	$32.53	$25.80
Income (loss) from investment operations:
Net investment income (loss)	0.80 [1]	0.75 [1]	0.72 [1]	0.60	0.57
Net realized and unrealized gains (losses)	8.19	0.75	0.83	4.49	6.70
Total from investment operations	8.99	1.50	1.55	5.09	7.27
Less distributions:
Distributions from net investment income	(0.74)	(0.70)	(0.61)	(0.51)	(0.54)
Distributions from net realized gains	(0.19)	(0.30)	(0.21)	(0.15)	—
Total distributions	(0.93)	(1.00)	(0.82)	(0.66)	(0.54)
Net asset value at end of period	$46.25	$38.19	$37.69	$36.96	$32.53
Total return	23.89%	4.19%	4.36%	15.93%	28.76%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.05% [2]	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.05% [2]	0.10%	0.11%	0.10%	0.10%
Net investment income (loss)	1.89%	2.03%	1.92%	1.79%	2.02%
Portfolio turnover rate	2%	1%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$6,720	$4,850	$4,477	$4,049	$3,183

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio (see financial note 4).
44
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2017

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	68,482,657

Banks 6.9%
Bank of America Corp.	2,442,841	1.0	66,909,415
Citigroup, Inc.	679,026	0.7	49,908,411
JPMorgan Chase & Co.	881,811	1.3	88,719,005
Wells Fargo & Co.	1,118,288	0.9	62,780,688
Other Securities		3.0	193,602,323
		6.9	461,919,842

Capital Goods 7.7%
3M Co.	149,527	0.5	34,419,620
General Electric Co.	2,161,262	0.6	43,571,042
Honeywell International, Inc.	189,633	0.4	27,337,493
The Boeing Co.	138,455	0.5	35,718,621
Other Securities		5.7	377,060,647
		7.7	518,107,423

Commercial & Professional Services 0.9%
Other Securities		0.9	63,153,225

Consumer Durables & Apparel 1.3%
Other Securities		1.3	90,292,334

Consumer Services 2.2%
McDonald's Corp.	202,011	0.5	33,717,656
Other Securities		1.7	114,333,130
		2.2	148,050,786

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	481,493	1.3	90,010,301
The Charles Schwab Corp. (a)	292,470	0.2	13,114,355
Other Securities		3.7	249,423,205
		5.2	352,547,861

Energy 5.6%
Chevron Corp.	473,554	0.8	54,880,173
Exxon Mobil Corp.	1,059,793	1.3	88,333,747
Other Securities		3.5	232,002,645
		5.6	375,216,565

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Wal-Mart Stores, Inc.	365,451	0.5	31,907,527
Other Securities		1.0	67,596,635
		1.5	99,504,162

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	476,932	0.5	30,628,573
PepsiCo, Inc.	356,744	0.6	39,323,891
Philip Morris International, Inc.	387,686	0.6	40,567,463
The Coca-Cola Co.	958,232	0.7	44,059,507
Other Securities		1.7	117,463,028
		4.1	272,042,462

Health Care Equipment & Services 5.5%
Medtronic plc	337,684	0.4	27,190,316
UnitedHealth Group, Inc.	241,043	0.8	50,672,059
Other Securities		4.3	288,766,599
		5.5	366,628,974

Household & Personal Products 1.5%
The Procter & Gamble Co.	634,051	0.8	54,743,963
Other Securities		0.7	47,410,677
		1.5	102,154,640

Insurance 2.9%
Other Securities		2.9	197,353,233

Materials 3.5%
DowDuPont, Inc.	581,128	0.6	42,021,366
Other Securities		2.9	190,168,413
		3.5	232,189,779

Media 2.7%
Comcast Corp., Class A	1,177,598	0.6	42,428,856
The Walt Disney Co.	387,068	0.6	37,859,121
Other Securities		1.5	99,500,597
		2.7	179,788,574

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	397,487	0.5	35,873,202
Amgen, Inc.	182,408	0.5	31,961,530
Bristol-Myers Squibb Co.	409,053	0.4	25,222,208
Gilead Sciences, Inc.	325,689	0.4	24,413,647
Johnson & Johnson	670,923	1.4	93,533,375

45
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Merck & Co., Inc.	681,916	0.6	37,566,752
Pfizer, Inc.	1,498,374	0.8	52,532,992
Other Securities		3.4	238,442,609
		8.0	539,546,315

Real Estate 3.9%
Other Securities		3.9	263,802,201

Retailing 4.9%
Amazon.com, Inc. *	99,597	1.6	110,082,572
The Home Depot, Inc.	294,147	0.7	48,763,690
Other Securities		2.6	172,416,854
		4.9	331,263,116

Semiconductors & Semiconductor Equipment 3.8%
Broadcom Ltd.	100,566	0.4	26,540,373
Intel Corp.	1,177,951	0.8	53,584,991
NVIDIA Corp.	148,800	0.5	30,773,328
Texas Instruments, Inc.	249,573	0.4	24,131,214
Other Securities		1.7	121,997,707
		3.8	257,027,613

Software & Services 13.8%
Alphabet, Inc., Class A *	74,261	1.1	76,714,583
Alphabet, Inc., Class C *	75,323	1.1	76,576,375
Facebook, Inc., Class A *	591,989	1.6	106,593,539
International Business Machines Corp.	215,782	0.5	33,243,375
MasterCard, Inc., Class A	232,767	0.5	34,628,747
Microsoft Corp.	1,926,996	2.4	160,287,527
Oracle Corp.	753,631	0.6	38,359,818
Visa, Inc., Class A	455,677	0.7	50,115,356
Other Securities		5.3	351,220,294
		13.8	927,739,614

Technology Hardware & Equipment 5.8%
Apple, Inc.	1,292,094	3.3	218,415,570
Cisco Systems, Inc.	1,255,485	0.6	42,874,813
Other Securities		1.9	125,283,019
		5.8	386,573,402

Telecommunication Services 1.8%
AT&T, Inc.	1,536,151	0.8	51,691,481
Verizon Communications, Inc.	1,022,005	0.7	48,923,379
Other Securities		0.3	16,910,539
		1.8	117,525,399

Transportation 2.0%
Other Securities		2.0	135,686,557

Utilities 3.2%
Other Securities		3.2	213,931,628
Total Common Stock
(Cost $3,877,020,389)			6,700,528,362

Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	1,527

Pharmaceuticals, Biotechnology & Life Sciences* 0.0%
Other Securities		0.0	34,410

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Total Rights
(Cost $34,632)			35,937

Other Investment Company 0.5% of net assets

Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.96% (c)	31,253,822	0.5	31,253,822
Total Other Investment Company
(Cost $31,253,822)			31,253,822
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Barclays Capital, Inc. 0.60%, 11/01/17 (d)	33,317,646	0.5	33,317,646
Other Securities		0.1	9,810,091
		0.6	43,127,737
Total Short-Term Investments
(Cost $43,127,737)			43,127,737

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 12/15/17	36	2,704,860	14,544
S&P 500 Index, e-mini, expires 12/15/17	119	15,307,565	64,529
Net Unrealized Appreciation			79,073
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $30,004,117.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2017:
	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	250,126	42,344	—	292,470	$3,457,111	$—	$85,278

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2017 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,436,726,161	$—	$—	$6,436,726,161
Real Estate	263,802,201	—	— *	263,802,201
Rights [1]
Media	—	—	1,527	1,527
Pharmaceuticals, Biotechnology & Life Sciences	—	—	34,410 *	34,410
Technology Hardware & Equipment	—	—	— *	—
Other Investment Company[1]	31,253,822	—	—	31,253,822
Short-Term Investments[1]	—	43,127,737	—	43,127,737
Futures Contracts[2]	79,073	—	—	79,073
Total	$6,731,861,257	$43,127,737	$35,937	$6,775,024,931
*	Level 3 amount shown includes securities determined to have no value at October 31, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
47
Schwab Equity Index Funds  |  Annual Report
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Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of October 31, 2017
Assets
Investment in affiliated issuer, at value (cost $7,041,361)		$13,114,355
Investments in unaffiliated issuers, at value (cost $3,913,141,397) including securities on loan of $30,004,117		6,730,577,681
Collateral invested for securities on loan, at value (cost $31,253,822)		31,253,822
Deposit with broker for futures contracts		3,282,500
Receivables:
Fund shares sold		12,429,604
Dividends		4,961,923
Variation margin on futures contracts		137,216
Income from securities on loan		112,639
Interest		719
Foreign tax reclaims	+	159
Total assets		6,795,870,618
Liabilities
Collateral held for securities on loan		31,253,822
Payables:
Investments bought		42,778,580
Investment adviser fees		168,862
Fund shares redeemed	+	1,585,790
Total liabilities		75,787,054
Net Assets
Total assets		6,795,870,618
Total liabilities	–	75,787,054
Net assets		$6,720,083,564
Net Assets by Source
Capital received from investors		3,822,047,558
Net investment income not yet distributed		88,171,320
Net realized capital losses		(13,723,665)
Net unrealized capital appreciation		2,823,588,351

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,720,083,564		145,301,513		$46.25

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Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2016 through October 31, 2017
Investment Income
Dividends received from affiliated issuer		$85,278
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $8,029)		111,790,519
Interest		142,041
Securities on loan, net	+	1,274,468
Total investment income		113,292,306
Expenses 1
Investment adviser and administrator fees		2,272,374
Shareholder service fees		332,580
Index fees		153,926
Registration fees		60,736
Portfolio accounting fees		43,387
Transfer agent fees		37,196
Custodian fees		36,526
Shareholder reports		31,618
Professional fees		17,574
Independent trustees’ fees		9,685
Other expenses	+	33,360
Total expenses		3,028,962
Expense reduction by CSIM and its affiliates	–	199,955
Net expenses	–	2,829,007
Net investment income		110,463,299
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		6,550,474
Net realized gains on futures contracts		8,235,742
Net realized gains on foreign currency transactions	+	458
Net realized gains		14,786,674
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,457,111
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		1,089,679,519
Net change in unrealized appreciation (depreciation) on futures contracts	+	471,023
Net change in unrealized appreciation (depreciation)	+	1,093,607,653
Net realized and unrealized gains		1,108,394,327
Increase in net assets resulting from operations		$1,218,857,626
[1]	See financial note 2(e) and financial note 4.
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Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/16-10/31/17		11/1/15-10/31/16
Net investment income		$110,463,299	$93,562,870
Net realized gains		14,786,674	11,000,475
Net change in unrealized appreciation (depreciation)	+	1,093,607,653	93,459,982
Increase in net assets from operations		1,218,857,626	198,023,327
Distributions to Shareholders
Distributions from net investment income		(94,787,157)	(84,938,610)
Distributions from net realized gains	+	(24,251,175)	(36,762,493)
Total distributions		($119,038,332)	($121,701,103)

Transactions in Fund Shares
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		34,191,936	$1,448,154,476	23,096,907	$842,649,529
Shares reinvested		2,290,335	91,911,175	2,656,745	94,819,269
Shares redeemed	+	(18,204,725)	(770,224,655)	(17,507,062)	(640,225,552)
Net transactions in fund shares		18,277,546	$769,840,996	8,246,590	$297,243,246
Shares Outstanding and Net Assets
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,023,967	$4,850,423,274	118,777,377	$4,476,857,804
Total increase	+	18,277,546	1,869,660,290	8,246,590	373,565,470
End of period		145,301,513	$6,720,083,564	127,023,967	$4,850,423,274
Net investment income not yet distributed			$88,171,320		$74,346,707
50
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$17.52	$18.49	$19.42	$19.92	$16.32
Income (loss) from investment operations:
Net investment income (loss)	0.55 [1]	0.53 [1]	0.54 [1]	0.64	0.49
Net realized and unrealized gains (losses)	3.49	(1.03)	(0.86)	(0.63)	3.69
Total from investment operations	4.04	(0.50)	(0.32)	0.01	4.18
Less distributions:
Distributions from net investment income	(0.55)	(0.47)	(0.61)	(0.51)	(0.58)
Net asset value at end of period	$21.01	$17.52	$18.49	$19.42	$19.92
Total return	23.76%	(2.64%)	(1.53%)	0.09%	26.40%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.10% [2]	0.19%	0.19%	0.19%	0.19%
Gross operating expenses	0.11% [2]	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.88%	3.06%	2.82%	3.42%	2.88%
Portfolio turnover rate	3%	4%	7%	2%	5%
Net assets, end of period (x 1,000,000)	$4,128	$2,900	$2,844	$2,699	$2,205

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio (see financial note 4).
51
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2017

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.4% of net assets

Australia 6.7%
Australia & New Zealand Banking Group Ltd.	816,735	0.5	18,742,881
BHP Billiton Ltd.	887,695	0.4	18,276,571
Commonwealth Bank of Australia	481,921	0.7	28,667,181
National Australia Bank Ltd.	742,139	0.5	18,595,159
Westpac Banking Corp.	928,843	0.6	23,527,069
Other Securities		4.0	169,994,497
		6.7	277,803,358

Austria 0.3%
Other Securities		0.3	10,254,813

Belgium 1.2%
Anheuser-Busch InBev S.A./N.V.	211,955	0.6	25,990,157
Other Securities		0.6	22,192,550
		1.2	48,182,707

Denmark 1.8%
Novo Nordisk A/S, Class B	517,440	0.6	25,762,729
Other Securities		1.2	50,240,217
		1.8	76,002,946

Finland 0.9%
Other Securities		0.9	39,040,210

France 10.6%
Airbus SE	163,499	0.4	16,777,450
AXA S.A.	537,776	0.4	16,234,590
BNP Paribas S.A.	311,934	0.6	24,346,267
LVMH Moet Hennessy Louis Vuitton SE	77,689	0.6	23,171,759
Sanofi	317,470	0.7	30,060,137
TOTAL S.A.	655,110	0.9	36,514,582
Other Securities		7.0	290,599,798
		10.6	437,704,583

Germany 9.1%
Allianz SE	127,248	0.7	29,707,166
BASF SE	254,349	0.7	27,813,909
Bayer AG	229,755	0.7	29,886,259
Daimler AG	268,121	0.5	22,384,389
Deutsche Telekom AG	907,555	0.4	16,433,384
SAP SE	273,316	0.8	31,229,762
Security	Number of Shares	% of Net Assets	Value ($)
Siemens AG	212,635	0.7	30,541,340
Other Securities		4.6	187,999,558
		9.1	375,995,767

Hong Kong 3.4%
AIA Group Ltd.	3,357,400	0.6	25,299,617
Other Securities		2.8	113,612,559
		3.4	138,912,176

Ireland 0.4%
Other Securities		0.4	18,222,022

Israel 0.5%
Other Securities		0.5	22,064,578

Italy 2.3%
Other Securities		2.3	96,369,947

Japan 23.7%
Mitsubishi UFJ Financial Group, Inc.	3,367,409	0.6	22,841,613
SoftBank Group Corp.	231,800	0.5	20,542,608
Toyota Motor Corp.	726,003	1.1	45,031,100
Other Securities		21.5	888,401,746
		23.7	976,817,067

Netherlands 3.6%
ASML Holding N.V.	104,048	0.5	18,773,301
ING Groep N.V.	1,083,040	0.5	20,013,998
Unilever N.V. CVA	456,625	0.6	26,525,301
Other Securities		2.0	84,906,338
		3.6	150,218,938

New Zealand 0.2%
Other Securities		0.2	6,029,598

Norway 0.7%
Other Securities		0.7	28,234,709

Portugal 0.2%
Other Securities		0.2	6,237,005

52
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.3%
Other Securities		1.3	53,111,008

Spain 3.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,872,711	0.4	16,375,864
Banco Santander S.A.	4,459,469	0.7	30,232,123
Other Securities		2.3	91,640,908
		3.4	138,248,895

Sweden 2.8%
Other Securities		2.8	116,971,832

Switzerland 7.9%
Nestle S.A.	868,777	1.8	73,097,594
Novartis AG	621,455	1.2	51,257,131
Roche Holding AG	195,281	1.1	45,135,488
UBS Group AG *	1,017,399	0.4	17,309,115
Other Securities		3.4	138,058,419
		7.9	324,857,747

United Kingdom 17.4%
AstraZeneca plc	351,198	0.6	23,762,395
BP plc	5,460,868	0.9	37,039,198
British American Tobacco plc	643,188	1.0	41,556,264
Diageo plc	700,102	0.6	23,907,652
GlaxoSmithKline plc	1,366,035	0.6	24,516,682
Glencore plc *	3,383,035	0.4	16,317,052
HSBC Holdings plc	5,586,620	1.3	54,554,004
Lloyds Banking Group plc	20,167,527	0.4	18,280,462
Prudential plc	719,770	0.4	17,667,016
Reckitt Benckiser Group plc	184,964	0.4	16,548,109
Rio Tinto plc	341,266	0.4	16,128,440
Royal Dutch Shell plc, A Shares	1,251,725	1.0	39,404,030
Royal Dutch Shell plc, B Shares	1,046,164	0.8	33,683,624
Unilever plc	356,056	0.5	20,179,099
Vodafone Group plc	7,389,349	0.5	21,136,039
Other Securities		7.6	314,525,209
		17.4	719,205,275
Total Common Stock
(Cost $3,137,345,040)			4,060,485,181

Preferred Stock 0.6% of net assets

Germany 0.5%
Other Securities		0.5	23,304,123

Italy 0.1%
Other Securities		0.1	2,088,320
Total Preferred Stock
(Cost $21,356,947)			25,392,443

Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	276,406
Total Rights
(Cost $271,849)			276,406

Other Investment Company 0.5% of net assets

United States 0.5%
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.96% (b)	21,252,836	0.5	21,252,836
Total Other Investment Company
(Cost $21,252,836)			21,252,836
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Sumitomo Mitsui Banking Corp. 0.60%, 11/01/17 (c)	17,116,052	0.4	17,116,052
Other Securities		0.0	439,750
		0.4	17,555,802
Total Short-Term Investments
(Cost $17,555,802)			17,555,802

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 12/15/17	388	38,943,560	123,114
At 10/31/17, the values of certain foreign securities held by the fund aggregating $3,982,589,951 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,335,458.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

53
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2017 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2017 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,086,316,513	$—	$1,086,316,513
Austria	1,106,127	9,148,686	—	10,254,813
Finland	2,722,228	36,317,982	—	39,040,210
France	18,238,235	419,466,348	—	437,704,583
Hong Kong	3,610,067	135,302,109	—	138,912,176
Ireland	8,740,583	9,481,439	—	18,222,022
Israel	12,584,387	9,480,191	—	22,064,578
Italy	7,416,425	88,953,522	—	96,369,947
Japan	7,301,792	969,515,275	—	976,817,067
Netherlands	22,589,095	127,629,843	—	150,218,938
New Zealand	620,534	5,409,064	—	6,029,598
Norway	2,919,008	25,315,701	—	28,234,709
Portugal	—	6,237,005	— *	6,237,005
Switzerland	3,128,213	321,729,534	—	324,857,747
United Kingdom	12,283,052	706,894,296	27,927	719,205,275
Preferred Stock[1]	—	25,392,443	—	25,392,443
Rights [1]	276,406	—	—	276,406
Other Investment Company[1]	21,252,836	—	—	21,252,836
Short-Term Investments[1]	—	17,555,802	—	17,555,802
Futures Contracts[2]	123,114	—	—	123,114
Total	$124,912,102	$4,000,145,753	$27,927	$4,125,085,782
*	Level 3 amount shown includes securities determined to have no value at October 31, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $28,114,224 and $52,837,981 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended October 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
54
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Statement of Assets and Liabilities

As of October 31, 2017
Assets
Investments in unaffiliated issuers, at value (cost $3,176,529,638) including securities on loan of $20,335,458		$4,103,709,832
Collateral invested for securities on loan, at value (cost $21,252,836)		21,252,836
Foreign currency, at value (cost $66,395)		66,454
Deposit with broker for futures contracts		2,415,000
Receivables:
Fund shares sold		9,922,611
Dividends		8,741,305
Foreign tax reclaims		5,034,327
Variation margin on futures contracts		134,455
Income from securities on loan		47,920
Interest	+	285
Total assets		4,151,325,025
Liabilities
Collateral held for securities on loan		21,252,836
Payables:
Investments bought		89,972
Investment adviser fees		207,262
Fund shares redeemed	+	2,007,192
Total liabilities		23,557,262
Net Assets
Total assets		4,151,325,025
Total liabilities	–	23,557,262
Net assets		$4,127,767,763
Net Assets by Source
Capital received from investors		3,251,176,312
Net investment income not yet distributed		71,292,514
Net realized capital losses		(121,960,149)
Net unrealized capital appreciation		927,259,086

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,127,767,763		196,454,529		$21.01

55
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Statement of Operations

For the period November 1, 2016 through October 31, 2017
Investment Income
Dividends (net of foreign withholding tax of $9,457,771)		$101,373,668
Interest		92,014
Securities on loan, net	+	906,885
Total investment income		102,372,567
Expenses 1
Investment adviser and administrator fees		2,955,892
Shareholder service fees		183,892
Index fees		182,167
Custodian fees		163,426
Registration fees		53,212
Shareholder reports		47,504
Portfolio accounting fees		37,308
Professional fees		18,505
Transfer agent fees		15,639
Interest expense		7,390
Independent trustees’ fees		6,395
Other expenses	+	18,699
Total expenses		3,690,029
Expense reduction by CSIM and its affiliates	–	330,201
Net expenses	–	3,359,828
Net investment income		99,012,739
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(14,444,306)
Net realized gains on futures contracts		7,098,669
Net realized losses on foreign currency transactions	+	(362,460)
Net realized losses		(7,708,097)
Net change in unrealized appreciation (depreciation) on investments		642,784,878
Net change in unrealized appreciation (depreciation) on futures contracts		551,767
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	405,323
Net change in unrealized appreciation (depreciation)	+	643,741,968
Net realized and unrealized gains		636,033,871
Increase in net assets resulting from operations		$735,046,610
[1]	See financial note 2(e) and financial note 4.
56
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/16-10/31/17		11/1/15-10/31/16
Net investment income		$99,012,739	$87,842,148
Net realized losses		(7,708,097)	(41,952,856)
Net change in unrealized appreciation (depreciation)	+	643,741,968	(119,132,636)
Increase (decrease) in net assets from operations		735,046,610	(73,243,344)
Distributions to Shareholders
Distributions from net investment income		($92,318,949)	($77,100,360)

Transactions in Fund Shares
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		67,629,186	$1,284,202,843	64,054,024	$1,096,906,593
Shares reinvested		4,417,331	75,315,502	3,569,073	61,423,757
Shares redeemed	+	(41,099,900)	(774,927,371)	(55,915,117)	(951,870,981)
Net transactions in fund shares		30,946,617	$584,590,974	11,707,980	$206,459,369
Shares Outstanding and Net Assets
		11/1/16-10/31/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		165,507,912	$2,900,449,128	153,799,932	$2,844,333,463
Total increase	+	30,946,617	1,227,318,635	11,707,980	56,115,665
End of period		196,454,529	$4,127,767,763	165,507,912	$2,900,449,128
Net investment income not yet distributed			$71,292,514		$63,872,618
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See financial notes

Schwab Equity Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab International Index Fund	Schwab Target 2060 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab Target 2010 Index Fund
Schwab Core Equity Fund™	Schwab Target 2015 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2020 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2025 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2030 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2035 Index Fund
Schwab Health Care Fund™	Schwab Target 2040 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab® Monthly Income Fund – Moderate Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund – Enhanced Payout
Schwab Target 2035 Fund	Schwab® Monthly Income Fund – Maximum Payout
Schwab Target 2040 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab® Short-Term Bond Index Fund
Schwab Intermediate-Term Bond Fund™	Schwab Tax-Free Bond Fund™
Schwab GNMA Fund™	Schwab California Tax-Free Bond Fund™
Schwab ® Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund™
Schwab ® U.S. Aggregate Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
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Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Effective August 1, 2017, the funds adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2017 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending
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Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trusts’ Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of October 31, 2017, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of October 31, 2017, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details, see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
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Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Prior to March 1, 2017, expenses that were specific to a fund were charged directly to the fund. Expenses that were common to all funds within a trust were allocated among the funds in proportion to their average daily net assets.
Effective March 1, 2017, pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and each trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2017, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
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Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
Effective March 1, 2017, for its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.03%	0.05%	0.05%	0.03%	0.06%
Prior to March 1, 2017, the advisory and administrative services fees of the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 0.06%, 0.15%, 0.06%, and 0.15%, respectively.
Prior to March 1, 2017, the advisory and administrative services fee of the Schwab 1000 Index Fund was as follows:
% of Average Daily Net Assets	Schwab 1000 Index Fund
First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%
For the period from November 1, 2016 to October 31, 2017, the aggregate advisory and administrative services fee paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.04%	0.10%	0.08%	0.04%	0.09%
Shareholder Servicing
Prior to March 1, 2017, the Board had adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enabled each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares were subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider was made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund paid no more than the amount set forth in the table below of the average annual daily net
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Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan were made as described above without regard to whether the fee was more or less than the service provider’s actual cost of providing the services, and if more, such excess may have been retained as profit by the service provider.
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.02%	0.10%	0.02%	0.02%	0.02%
Effective March 1, 2017, the Plan was terminated with respect to the funds and the funds are no longer charged shareholder servicing fees.
Expense Limitation
Effective March 1, 2017, the expense limitation was terminated for the funds. Under the new fee structure, CSIM pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
Prior to March 1, 2017, CSIM and its affiliates had made an additional agreement with the funds, for so long as CSIM served as the investment adviser to the funds, which may only have been amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets was as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.09%	0.29%	0.17%	0.09%	0.19%
Investments from Affiliates
Certain Schwab Funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of October 31, 2017, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.7%	—%	3.3%	2.2%
Schwab MarketTrack Balanced Portfolio	0.4%	—%	1.6%	0.9%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.5%	0.3%
Schwab MarketTrack Growth Portfolio	0.7%	—%	3.2%	1.8%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.2%	0.1%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%
Schwab Target 2020 Fund	0.3%	—%	—%	—%
Schwab Target 2025 Fund	0.3%	—%	—%	—%
Schwab Target 2030 Fund	0.6%	—%	—%	—%
Schwab Target 2035 Fund	0.3%	—%	—%	—%
Schwab Target 2040 Fund	0.6%	—%	—%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	—%
*	Less than 0.05%
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of October 31, 2017, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $131,932 for Schwab International Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended October 31, 2017, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$162,740,519	($18,649,590)
Schwab 1000 Index Fund	117,562,482	17,607,537
Schwab Small-Cap Index Fund	40,888,123	(6,425,481)
Schwab Total Stock Market Index Fund	68,823,576	(6,532,941)
Schwab International Index Fund	539,659	—

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. Effective March 1, 2017, the funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. Prior to March 1, 2017, the funds paid independent trustees, as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility. Effective March 1, 2017, where applicable, CSIM paid the commitment fee and any interest expense charged on any borrowings by a fund. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount of any fund borrowings.
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Financial Notes (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. Since March 1, 2017, where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at October 31, 2017 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2017, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$191,234,289	1,617
Schwab 1000 Index Fund	48,506,693	411
Schwab Small-Cap Index Fund	25,724,285	343
Schwab Total Stock Market Index Fund	32,167,485	295
Schwab International Index Fund	35,286,534	385

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab S&P 500 Index Fund	$3,003,479,598	$507,375,190
Schwab 1000 Index Fund	370,650,754	413,529,467
Schwab Small-Cap Index Fund	748,243,010	356,684,649
Schwab Total Stock Market Index Fund	952,640,235	113,454,160
Schwab International Index Fund	702,013,771	105,006,373

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the funds no longer charge redemption fees. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/16-10/31/17)	Prior Period (11/1/15-10/31/16)
Schwab S&P 500 Index Fund	$110,332	$369,401
Schwab 1000 Index Fund	8,551	27,980
Schwab Small-Cap Index Fund	13,135	12,505
Schwab Total Stock Market Index Fund	35,265	54,925
Schwab International Index Fund	13,908	46,804
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Financial Notes (continued)

10. Federal Income Taxes:
As of October 31, 2017, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Tax cost	$15,526,220,262	$2,037,560,022	$2,503,523,340	$3,981,127,727	$3,260,966,091
Gross unrealized appreciation	$14,838,222,231	$5,681,509,253	$1,313,509,321	$2,908,492,813	$1,020,515,918
Gross unrealized depreciation	(390,622,724)	(23,648,193)	(187,211,236)	(114,595,609)	(156,396,227)
Net unrealized appreciation (depreciation)	$14,447,599,507	$5,657,861,060	$1,126,298,085	$2,793,897,204	$864,119,691
As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Undistributed ordinary income	$440,675,311	$106,037,341	$48,963,499	$93,046,239	$102,236,502
Undistributed long-term capital gains	—	189,915,600	119,634,274	11,092,563	—
Net unrealized appreciation (depreciation) on investments	14,447,599,507	5,657,861,060	1,126,298,085	2,793,897,204	864,119,691
Net other unrealized appreciation (depreciation)	—	—	—	—	(44,222)
Total	$14,888,274,818	$5,953,814,001	$1,294,895,858	$2,898,036,006	$966,311,971
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains (losses) on futures contracts and the realization for tax purposes of unrealized appreciation on investments in Passive Foreign Investment Companies (PFIC) and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
No expiration	$—	$—	$—	$—	$89,720,520
Total	$—	$—	$—	$—	$89,720,520
For the year ended October 31, 2017, the funds had capital loss carryforwards utilized and capital losses expired as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Capital loss carryforwards utilized	$—	$—	$—	$—	$5,786,723
Capital losses expired	—	—	—	—	13,252,761
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Financial Notes (continued)

10. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Current period distributions
Ordinary income	$475,283,514	$118,201,282	$39,963,730	$95,406,007	$92,318,949
Long-term capital gains	122,940,295	104,593,102	77,932,853	23,632,325	—
Prior period distributions
Ordinary income	$445,863,757	$116,634,011	$46,401,819	$85,807,300	$77,100,360
Long-term capital gains	213,585,458	264,435,992	123,568,288	35,893,803	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2017, the funds made the following reclassifications:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Capital shares	$—	$—	$—	$—	($13,252,761)
Undistributed net investment income	(6,516,646)	(2,225,506)	(1,130,552)	(1,851,529)	726,106
Net realized capital gains (losses)	6,516,646	2,225,506	1,130,552	1,851,529	12,526,655
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the funds did not incur any interest or penalties.

11. Custody Out-of-Pocket Fee Reimbursement:
In December 2015, State Street, the funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid to the funds during the period ended October 31, 2017 as a reimbursement. State Street made payment to a fund if the inaccurate billing occurred when the fund’s operating expenses were not contractually waived by CSIM. If CSIM was contractually waiving fees when the inaccurate billing occurred, State Street made that payment directly to CSIM to the extent of amounts waived by CSIM; any additional amounts were applied to the fund. The amounts applied to each fund were recognized as a change in accounting estimate. This resulted in a decrease in Net expenses and an overall increase in Net assets. The payment is netted with Custodian fees in each fund’s Statement of Operations. Below are the amounts that were reimbursed to the funds and to CSIM for the period ended October 31, 2017:
	State Street to Fund	State Street to CSIM
Schwab S&P 500 Index Fund	$1,142	$2,495
Schwab 1000 Index Fund	2,243	2,394
Schwab Small-Cap Index Fund	8	1,732
Schwab Total Stock Market Index Fund	343	1,693
Schwab International Index Fund	—	4,477
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Financial Notes (continued)

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Schwab Capital Trust and Shareholders of Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund
In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab 1000 Index Fund (one of the funds constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the funds constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2017
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Other Federal Tax Information (unaudited)

Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $8,493,857 to its shareholders for the year ended October 31, 2017. The respective foreign source income on the fund is $110,831,439.
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended October 31, 2017, qualify for the corporate dividends received deduction:
Percentage
Schwab S&P 500 Index Fund	93.32
Schwab 1000 Index Fund	99.37
Schwab Small-Cap Index Fund	60.02
Schwab Total Stock Market Index Fund	89.19
Schwab International Index Fund	—
For the fiscal year ended October 31, 2017, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2018 via IRS form 1099 of the amounts for use in preparing their 2017 income tax return.

Schwab S&P 500 Index Fund	$467,082,763
Schwab 1000 Index Fund	118,201,282
Schwab Small-Cap Index Fund	24,888,163
Schwab Total Stock Market Index Fund	89,758,562
Schwab International Index Fund	85,084,585
Under section 852(b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2017:

Schwab S&P 500 Index Fund	$122,940,295
Schwab 1000 Index Fund	104,593,102
Schwab Small-Cap Index Fund	77,932,853
Schwab Total Stock Market Index Fund	23,632,325
Schwab International Index Fund	—
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreements (the Agreements) between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting held on June 6, 2017. As part of the Board’s consideration of the renewal of the Agreements, the Board considered information it reviewed in connection with amended and restated advisory agreements between the Trusts and CSIM that were approved by the Board at a meeting held on January 18, 2017, as well as an amendment to the amended and restated advisory agreement between Schwab Capital Trust and CSIM that was approved by the Board at a meeting held on February 28, 2017. A discussion regarding the basis for the Board’s approval of the amendment and restated advisory agreements and the amendment to the amended and restated advisory agreement between Schwab Capital Trust and CSIM is available in the Funds’ 2017 semiannual report, which covers the period from November 1, 2016 through April 30, 2017.
The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team,

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portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and varied levels of profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.

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total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Equity Index Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Notes

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13810-20
00201784

Item 2:	Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Robert W. Burns and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Burns and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

Registrant is composed of nine series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of

August 31 and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the nine series, based on their respective 2017 and 2016 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2017	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2016
$428,793	$450,993	$0	$0	$35,225	$23,979	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2017: $35,225	2016: $23,979

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for the Schwab 1000 Index Fund is filed under this Item.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab 1000 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the portfolio holdings (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Schwab 1000 Index Fund (one of the funds constituting Schwab Investments, hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and portfolio holdings (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received, provide a reasonable basis for our opinion.

San Francisco, California

December 15, 2017

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111 T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	261,400	13,781,008
Delphi Automotive plc	368,100	36,581,778
Ford Motor Co.	5,389,597	66,130,355
General Motors Co.	1,775,600	76,315,288
Harley-Davidson, Inc.	223,470	10,579,070
The Goodyear Tire & Rubber Co.	344,936	10,551,592
		213,939,091

Banks 6.5%
Bank of America Corp.	13,256,831	363,104,601
BB&T Corp.	1,071,366	52,754,062
Citigroup, Inc.	3,676,617	270,231,349
Citizens Financial Group, Inc.	702,300	26,694,423
Comerica, Inc.	250,370	19,671,571
Fifth Third Bancorp	967,329	27,955,808
Huntington Bancshares, Inc.	1,491,293	20,579,843
JPMorgan Chase & Co.	4,749,031	477,800,009
KeyCorp	1,475,098	26,920,539
M&T Bank Corp.	209,998	35,021,366
People's United Financial, Inc.	486,600	9,079,956
Regions Financial Corp.	1,678,245	25,979,233
SunTrust Banks, Inc.	676,416	40,727,007
The PNC Financial Services Group, Inc.	650,168	88,936,481
U.S. Bancorp	2,148,328	116,826,077
Wells Fargo & Co.	6,030,309	338,541,547
Zions Bancorp	282,898	13,143,441
		1,953,967,313

Capital Goods 7.3%
3M Co.	807,999	185,993,290
A.O. Smith Corp.	194,514	11,515,229
Acuity Brands, Inc.	60,500	10,115,600
Allegion plc	131,733	10,985,215
AMETEK, Inc.	311,600	21,029,884
Arconic, Inc.	583,254	14,651,340
Caterpillar, Inc.	799,162	108,526,200
Cummins, Inc.	215,762	38,163,983
Deere & Co.	429,986	57,136,540
Dover Corp.	215,570	20,584,779
Eaton Corp. plc	598,138	47,863,003
Emerson Electric Co.	863,215	55,642,839
Fastenal Co.	384,498	18,059,871
Flowserve Corp.	175,000	7,712,250
Fluor Corp.	174,382	7,514,120
Fortive Corp.	406,587	29,379,977
Fortune Brands Home & Security, Inc.	205,600	13,581,936
General Dynamics Corp.	374,980	76,113,440
General Electric Co.	11,718,947	236,253,971
Honeywell International, Inc.	1,030,729	148,589,893
Illinois Tool Works, Inc.	421,236	65,931,859
Ingersoll-Rand plc	342,800	30,372,080
Jacobs Engineering Group, Inc.	160,934	9,367,968
Johnson Controls International plc	1,273,202	52,697,831

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
L3 Technologies, Inc.	105,383	19,725,590
Lockheed Martin Corp.	336,891	103,816,331
Masco Corp.	419,488	16,704,012
Northrop Grumman Corp.	234,367	69,262,479
PACCAR, Inc.	471,550	33,824,281
Parker-Hannifin Corp.	185,936	33,953,773
Pentair plc	229,582	16,176,348
Quanta Services, Inc. *	225,500	8,508,115
Raytheon Co.	392,588	70,744,358
Rockwell Automation, Inc.	177,321	35,609,603
Rockwell Collins, Inc.	221,205	29,995,398
Roper Technologies, Inc.	135,900	35,085,303
Snap-on, Inc.	72,782	11,483,544
Stanley Black & Decker, Inc.	209,981	33,922,430
Textron, Inc.	369,404	19,482,367
The Boeing Co.	751,854	193,963,295
TransDigm Group, Inc.	66,300	18,398,250
United Rentals, Inc. *	110,100	15,576,948
United Technologies Corp.	1,002,058	120,006,466
W.W. Grainger, Inc.	69,927	13,824,568
Xylem, Inc.	256,710	17,078,916
		2,194,925,473

Commercial & Professional Services 0.6%
Cintas Corp.	113,876	16,972,079
Equifax, Inc.	169,261	18,369,896
IHS Markit Ltd. *	487,100	20,755,331
Nielsen Holdings plc	449,500	16,662,965
Republic Services, Inc.	310,634	20,212,955
Robert Half International, Inc.	183,742	9,512,323
Stericycle, Inc. *	114,100	8,083,985
Verisk Analytics, Inc. *	199,900	17,001,495
Waste Management, Inc.	553,216	45,457,759
		173,028,788

Consumer Durables & Apparel 1.1%
D.R. Horton, Inc.	463,016	20,469,937
Garmin Ltd.	155,100	8,780,211
Hanesbrands, Inc.	481,600	10,836,000
Hasbro, Inc.	152,617	14,130,808
Leggett & Platt, Inc.	182,994	8,648,296
Lennar Corp., Class A	274,318	15,271,283
Mattel, Inc.	475,694	6,716,799
Michael Kors Holdings Ltd. *	220,800	10,777,248
Mohawk Industries, Inc. *	83,800	21,935,488
Newell Brands, Inc.	681,750	27,801,765
NIKE, Inc., Class B	1,787,708	98,306,063
PulteGroup, Inc.	370,186	11,190,723
PVH Corp.	99,900	12,668,319
Ralph Lauren Corp.	69,126	6,181,938
Tapestry, Inc.	415,328	17,007,682
Under Armour, Inc., Class A *(b)	283,400	3,548,168
Under Armour, Inc., Class C *(b)	225,892	2,604,535
VF Corp.	433,364	30,183,803
Whirlpool Corp.	96,022	15,740,887
		342,799,953

Consumer Services 1.8%
Carnival Corp.	550,521	36,549,089
Chipotle Mexican Grill, Inc. *	32,259	8,771,222
Darden Restaurants, Inc.	162,248	13,348,143
H&R Block, Inc.	284,905	7,048,550
Hilton Worldwide Holdings, Inc.	271,900	19,652,932
Marriott International, Inc., Class A	418,526	50,005,487
McDonald's Corp.	1,092,008	182,267,055

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
MGM Resorts International	696,428	21,833,018
Norwegian Cruise Line Holdings Ltd. *	239,000	13,324,250
Royal Caribbean Cruises Ltd.	237,300	29,370,621
Starbucks Corp.	1,962,724	107,635,784
Wyndham Worldwide Corp.	136,364	14,570,493
Wynn Resorts Ltd.	106,200	15,663,438
Yum! Brands, Inc.	477,075	35,518,234
		555,558,316

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	73,800	13,763,700
American Express Co.	984,341	94,024,252
Ameriprise Financial, Inc.	198,514	31,075,382
Berkshire Hathaway, Inc., Class B *	2,596,940	485,471,964
BlackRock, Inc.	168,200	79,193,606
Capital One Financial Corp.	667,574	61,536,971
Cboe Global Markets, Inc.	149,800	16,936,388
CME Group, Inc.	459,585	63,041,274
Discover Financial Services	499,473	33,229,939
E*TRADE Financial Corp. *	387,919	16,909,389
Franklin Resources, Inc.	452,105	19,047,184
Intercontinental Exchange, Inc.	794,430	52,511,823
Invesco Ltd.	537,247	19,228,070
Leucadia National Corp.	427,851	10,824,630
Moody's Corp.	225,029	32,046,380
Morgan Stanley	1,922,034	96,101,700
Nasdaq, Inc.	161,900	11,762,035
Navient Corp.	373,300	4,651,318
Northern Trust Corp.	284,118	26,570,715
Raymond James Financial, Inc.	183,000	15,514,740
S&P Global, Inc.	350,167	54,790,631
State Street Corp.	500,826	46,075,992
Synchrony Financial	1,010,499	32,962,477
T. Rowe Price Group, Inc.	321,979	29,911,849
The Bank of New York Mellon Corp.	1,389,073	71,467,806
The Charles Schwab Corp. (a)	1,598,881	71,693,824
The Goldman Sachs Group, Inc.	488,369	118,419,715
		1,608,763,754

Energy 5.9%
Anadarko Petroleum Corp.	746,509	36,855,149
Andeavor	196,607	20,887,528
Apache Corp.	533,906	22,087,691
Baker Hughes, a GE Co.	558,563	17,555,635
Cabot Oil & Gas Corp.	614,700	17,027,190
Chesapeake Energy Corp. *(b)	1,064,666	4,152,197
Chevron Corp.	2,554,634	296,056,534
Cimarex Energy Co.	135,830	15,882,602
Concho Resources, Inc. *	194,777	26,141,021
ConocoPhillips	1,642,550	84,016,433
Devon Energy Corp.	709,058	26,164,240
EOG Resources, Inc.	793,212	79,218,082
EQT Corp.	226,300	14,152,802
Exxon Mobil Corp.	5,737,231	478,198,204
Halliburton Co.	1,191,468	50,923,342
Helmerich & Payne, Inc. (b)	140,100	7,608,831
Hess Corp.	352,140	15,550,502
Kinder Morgan, Inc.	2,639,344	47,798,520
Marathon Oil Corp.	1,192,852	16,962,355
Marathon Petroleum Corp.	686,052	40,984,747
National Oilwell Varco, Inc.	534,224	18,265,119
Newfield Exploration Co. *	244,700	7,534,313
Noble Energy, Inc.	672,368	18,738,896
Occidental Petroleum Corp.	1,039,070	67,092,750
ONEOK, Inc.	499,241	27,093,809
Phillips 66	580,695	52,889,701

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Pioneer Natural Resources Co.	233,300	34,918,011
Range Resources Corp.	268,400	4,860,724
Schlumberger Ltd.	1,882,028	120,449,792
TechnipFMC plc *	615,400	16,855,806
The Williams Cos., Inc.	1,096,398	31,247,343
Valero Energy Corp.	589,040	46,469,366
		1,764,639,235

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	589,222	94,911,880
CVS Health Corp.	1,379,251	94,520,071
Sysco Corp.	644,657	35,855,822
The Kroger Co.	1,219,394	25,241,456
Wal-Mart Stores, Inc.	1,983,802	173,205,753
Walgreens Boots Alliance, Inc.	1,235,811	81,897,195
		505,632,177

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	2,599,591	166,945,734
Archer-Daniels-Midland Co.	756,999	30,938,549
Brown-Forman Corp., Class B	267,184	15,234,832
Campbell Soup Co.	263,611	12,487,253
ConAgra Brands, Inc.	582,149	19,886,210
Constellation Brands, Inc., Class A	233,865	51,237,483
Dr Pepper Snapple Group, Inc.	246,500	21,115,190
General Mills, Inc.	791,880	41,114,410
Hormel Foods Corp.	363,400	11,323,544
Kellogg Co.	324,934	20,318,123
McCormick & Co., Inc. - Non Voting Shares	157,802	15,706,033
Molson Coors Brewing Co., Class B	254,130	20,551,493
Mondelez International, Inc., Class A	2,029,254	84,071,993
Monster Beverage Corp. *	547,600	31,722,468
PepsiCo, Inc.	1,934,883	213,282,153
Philip Morris International, Inc.	2,104,996	220,266,781
The Coca-Cola Co.	5,174,176	237,908,612
The Hershey Co.	196,128	20,824,871
The JM Smucker Co.	150,275	15,936,664
The Kraft Heinz Co.	812,418	62,824,284
Tyson Foods, Inc., Class A	392,690	28,631,028
		1,342,327,708

Health Care Equipment & Services 5.6%
Abbott Laboratories	2,341,994	127,006,335
Aetna, Inc.	449,175	76,373,225
Align Technology, Inc. *	100,000	23,898,000
AmerisourceBergen Corp.	218,146	16,786,335
Anthem, Inc.	359,209	75,150,115
Baxter International, Inc.	671,389	43,284,449
Becton, Dickinson & Co.	306,863	64,033,102
Boston Scientific Corp. *	1,849,774	52,052,640
C.R. Bard, Inc.	98,673	32,272,978
Cardinal Health, Inc.	425,133	26,315,733
Centene Corp. *	234,800	21,993,716
Cerner Corp. *	419,400	28,317,888
Cigna Corp.	344,208	67,884,702
Danaher Corp.	823,604	75,993,941
DaVita, Inc. *	204,000	12,390,960
DENTSPLY SIRONA, Inc.	311,800	19,041,626
Edwards Lifesciences Corp. *	285,400	29,176,442
Envision Healthcare Corp. *	173,600	7,395,360
Express Scripts Holding Co. *	771,995	47,315,574
HCA Healthcare, Inc. *	391,900	29,647,235
Henry Schein, Inc. *	209,800	16,490,280
Hologic, Inc. *	367,800	13,921,230
Humana, Inc.	194,303	49,615,271

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
IDEXX Laboratories, Inc. *	115,300	19,159,401
Intuitive Surgical, Inc. *	150,993	56,676,733
Laboratory Corp. of America Holdings *	133,991	20,595,757
McKesson Corp.	283,975	39,154,473
Medtronic plc	1,836,216	147,852,112
Patterson Cos., Inc.	104,447	3,864,539
Quest Diagnostics, Inc.	185,480	17,394,314
ResMed, Inc.	187,307	15,767,503
Stryker Corp.	436,040	67,529,515
The Cooper Cos., Inc.	66,300	15,929,238
UnitedHealth Group, Inc.	1,309,810	275,348,258
Universal Health Services, Inc., Class B	119,100	12,231,570
Varian Medical Systems, Inc. *	123,906	12,909,766
Zimmer Biomet Holdings, Inc.	279,423	33,983,425
		1,694,753,741

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	324,000	14,635,080
Colgate-Palmolive Co.	1,190,094	83,842,122
Coty, Inc., Class A	650,900	10,023,860
Kimberly-Clark Corp.	474,495	53,385,433
The Clorox Co.	179,457	22,706,694
The Estee Lauder Cos., Inc., Class A	308,552	34,499,199
The Procter & Gamble Co.	3,445,280	297,465,475
		516,557,863

Insurance 2.7%
Aflac, Inc.	525,473	44,081,930
American International Group, Inc.	1,207,730	78,031,435
Aon plc	345,050	49,490,521
Arthur J. Gallagher & Co.	238,300	15,091,539
Assurant, Inc.	74,246	7,472,860
Brighthouse Financial, Inc. *	131,597	8,182,701
Chubb Ltd.	627,405	94,625,222
Cincinnati Financial Corp.	192,903	13,536,003
Everest Re Group Ltd.	52,800	12,537,360
Lincoln National Corp.	294,671	22,330,169
Loews Corp.	382,716	18,948,269
Marsh & McLennan Cos., Inc.	696,179	56,341,766
MetLife, Inc.	1,445,677	77,459,374
Principal Financial Group, Inc.	358,667	23,618,222
Prudential Financial, Inc.	580,231	64,092,316
The Allstate Corp.	483,910	45,419,793
The Hartford Financial Services Group, Inc.	500,395	27,546,745
The Progressive Corp.	786,920	38,283,658
The Travelers Cos., Inc.	376,160	49,822,392
Torchmark Corp.	143,266	12,052,969
Unum Group	303,840	15,811,834
Willis Towers Watson plc	178,225	28,708,483
XL Group Ltd.	361,199	14,617,724
		818,103,285

Materials 3.0%
Air Products & Chemicals, Inc.	297,401	47,414,641
Albemarle Corp.	148,846	20,970,913
Avery Dennison Corp.	119,776	12,716,618
Ball Corp.	489,928	21,032,609
CF Industries Holdings, Inc.	297,325	11,292,404
DowDuPont, Inc.	3,146,180	227,500,276
Eastman Chemical Co.	188,616	17,128,219
Ecolab, Inc.	351,428	45,917,583
FMC Corp.	179,900	16,705,514
Freeport-McMoRan, Inc. *	1,800,240	25,167,355
International Flavors & Fragrances, Inc.	107,943	15,912,957
International Paper Co.	566,589	32,448,552

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
LyondellBasell Industries N.V., Class A	442,900	45,853,437
Martin Marietta Materials, Inc.	86,900	18,844,265
Monsanto Co.	596,900	72,284,590
Newmont Mining Corp.	712,846	25,776,511
Nucor Corp.	422,300	24,421,609
Packaging Corp. of America	124,420	14,466,313
PPG Industries, Inc.	350,896	40,788,151
Praxair, Inc.	390,279	57,027,568
Sealed Air Corp.	267,068	11,812,418
The Mosaic Co.	492,500	11,002,450
The Sherwin-Williams Co.	111,836	44,191,995
Vulcan Materials Co.	173,271	21,095,744
WestRock Co.	334,889	20,538,742
		902,311,434

Media 2.7%
CBS Corp., Class B - Non Voting Shares	491,336	27,573,776
Charter Communications, Inc., Class A *	273,200	91,295,244
Comcast Corp., Class A	6,370,428	229,526,521
Discovery Communications, Inc., Class A *	204,800	3,866,624
Discovery Communications, Inc., Class C *	240,200	4,277,962
DISH Network Corp., Class A *	306,900	14,896,926
News Corp., Class A	523,000	7,144,180
News Corp., Class B	205,200	2,852,280
Omnicom Group, Inc.	314,247	21,114,256
Scripps Networks Interactive, Inc., Class A	133,093	11,083,985
The Interpublic Group of Cos., Inc.	506,365	9,747,526
The Walt Disney Co.	2,087,293	204,158,128
Time Warner, Inc.	1,053,234	103,522,370
Twenty-First Century Fox, Inc., Class A	1,435,501	37,538,351
Twenty-First Century Fox, Inc., Class B	652,700	16,611,215
Viacom, Inc., Class B	448,853	10,785,938
		795,995,282

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	2,147,986	193,855,737
Agilent Technologies, Inc.	429,866	29,243,784
Alexion Pharmaceuticals, Inc. *	305,030	36,499,890
Allergan plc	448,368	79,464,261
Amgen, Inc.	989,359	173,355,484
Biogen, Inc. *	287,631	89,643,077
Bristol-Myers Squibb Co.	2,213,364	136,476,024
Celgene Corp. *	1,062,526	107,283,250
Eli Lilly & Co.	1,308,923	107,253,151
Gilead Sciences, Inc.	1,760,750	131,985,820
Illumina, Inc. *	197,600	40,545,544
Incyte Corp. *	230,600	26,115,450
Johnson & Johnson	3,630,375	506,110,579
Merck & Co., Inc.	3,703,614	204,032,095
Mettler-Toledo International, Inc. *	34,900	23,823,787
Mylan N.V. *	718,851	25,670,169
PerkinElmer, Inc.	141,360	10,223,155
Perrigo Co., plc	177,000	14,335,230
Pfizer, Inc.	8,079,833	283,278,945
Quintiles IMS Holdings, Inc. *	201,671	21,800,635
Regeneron Pharmaceuticals, Inc. *	105,000	42,275,100
Thermo Fisher Scientific, Inc.	540,537	104,772,287
Vertex Pharmaceuticals, Inc. *	336,510	49,207,857
Waters Corp. *	108,352	21,242,410
Zoetis, Inc.	668,800	42,682,816
		2,501,176,537

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	122,600	15,197,496
American Tower Corp.	576,700	82,854,489

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	209,014	9,192,436
AvalonBay Communities, Inc.	191,599	34,742,647
Boston Properties, Inc.	208,176	25,226,768
CBRE Group, Inc., Class A *	417,640	16,421,605
Crown Castle International Corp.	545,843	58,448,868
Digital Realty Trust, Inc.	279,800	33,139,512
Duke Realty Corp.	469,646	13,375,518
Equinix, Inc.	106,709	49,459,621
Equity Residential	496,302	33,381,273
Essex Property Trust, Inc.	90,400	23,723,672
Extra Space Storage, Inc.	167,400	13,658,166
Federal Realty Investment Trust	95,900	11,557,868
GGP, Inc.	881,400	17,152,044
HCP, Inc.	633,100	16,359,304
Host Hotels & Resorts, Inc.	1,009,711	19,749,947
Iron Mountain, Inc.	361,002	14,440,080
Kimco Realty Corp.	569,859	10,348,639
Mid-America Apartment Communities, Inc.	153,500	15,710,725
Prologis, Inc.	728,889	47,071,652
Public Storage	202,628	41,994,653
Realty Income Corp.	368,600	19,782,762
Regency Centers Corp.	193,800	11,928,390
SBA Communications Corp. *	161,696	25,415,377
Simon Property Group, Inc.	420,613	65,333,817
SL Green Realty Corp.	129,700	12,409,696
The Macerich Co.	152,100	8,304,660
UDR, Inc.	351,100	13,619,169
Ventas, Inc.	473,700	29,724,675
Vornado Realty Trust	233,156	17,454,058
Welltower, Inc.	490,900	32,870,664
Weyerhaeuser Co.	999,923	35,907,235
		875,957,486

Retailing 5.5%
Advance Auto Parts, Inc.	101,600	8,304,784
Amazon.com, Inc. *	539,340	596,121,715
AutoZone, Inc. *	38,998	22,989,321
Best Buy Co., Inc.	353,957	19,814,513
CarMax, Inc. *	239,400	17,978,940
Dollar General Corp.	356,100	28,787,124
Dollar Tree, Inc. *	324,230	29,585,988
Expedia, Inc.	165,113	20,582,987
Foot Locker, Inc.	165,000	4,963,200
Genuine Parts Co.	191,338	16,881,752
Kohl's Corp.	231,910	9,684,562
L Brands, Inc.	345,535	14,871,826
LKQ Corp. *	465,800	17,556,002
Lowe's Cos., Inc.	1,148,688	91,837,606
Macy's, Inc.	382,226	7,170,560
Netflix, Inc. *	587,300	115,363,339
Nordstrom, Inc.	139,796	5,542,911
O'Reilly Automotive, Inc. *	122,100	25,756,995
Ross Stores, Inc.	514,600	32,671,954
Signet Jewelers Ltd.	72,500	4,753,825
Target Corp.	748,808	44,209,624
The Gap, Inc.	277,162	7,203,440
The Home Depot, Inc.	1,596,000	264,584,880
The Priceline Group, Inc. *	66,415	126,982,823
The TJX Cos., Inc.	865,406	60,405,339
Tiffany & Co.	140,028	13,109,421
Tractor Supply Co.	162,600	9,798,276
TripAdvisor, Inc. *	147,713	5,539,238
Ulta Salon, Cosmetics & Fragrance, Inc. *	81,400	16,425,706
		1,639,478,651

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	1,093,200	12,008,802
Analog Devices, Inc.	489,240	44,667,612
Applied Materials, Inc.	1,453,772	82,036,354
Broadcom Ltd.	549,460	145,007,989
Intel Corp.	6,355,105	289,093,727
KLA-Tencor Corp.	217,581	23,692,395
Lam Research Corp.	222,974	46,505,687
Microchip Technology, Inc.	306,223	29,029,940
Micron Technology, Inc. *	1,490,475	66,042,947
NVIDIA Corp.	809,782	167,471,015
Qorvo, Inc. *	172,500	13,077,225
QUALCOMM, Inc.	1,990,865	101,554,024
Skyworks Solutions, Inc.	248,300	28,271,438
Texas Instruments, Inc.	1,344,854	130,033,933
Xilinx, Inc.	333,563	24,580,258
		1,203,073,346

Software & Services 14.5%
Accenture plc, Class A	833,700	118,685,532
Activision Blizzard, Inc.	1,031,100	67,526,739
Adobe Systems, Inc. *	667,976	117,002,676
Akamai Technologies, Inc. *	222,141	11,606,867
Alliance Data Systems Corp.	65,400	14,631,942
Alphabet, Inc., Class A *	402,702	416,007,274
Alphabet, Inc., Class C *	408,475	415,272,024
ANSYS, Inc. *	114,000	15,584,940
Autodesk, Inc. *	292,981	36,610,906
Automatic Data Processing, Inc.	606,373	70,496,925
CA, Inc.	451,625	14,623,617
Cadence Design Systems, Inc. *	368,400	15,900,144
Citrix Systems, Inc. *	189,808	15,680,039
Cognizant Technology Solutions Corp., Class A	792,096	59,937,904
CSRA, Inc.	246,840	7,896,412
DXC Technology Co.	382,851	35,038,524
eBay, Inc. *	1,336,569	50,308,457
Electronic Arts, Inc. *	413,892	49,501,483
Facebook, Inc., Class A *	3,205,910	577,256,155
Fidelity National Information Services, Inc.	452,134	41,939,950
Fiserv, Inc. *	281,004	36,370,348
Gartner, Inc. *	128,500	16,102,335
Global Payments, Inc.	204,800	21,288,960
International Business Machines Corp.	1,170,990	180,402,719
Intuit, Inc.	327,609	49,475,511
MasterCard, Inc., Class A	1,259,490	187,374,327
Microsoft Corp.	10,406,481	865,611,090
Oracle Corp.	4,100,146	208,697,431
Paychex, Inc.	436,865	27,867,618
PayPal Holdings, Inc. *	1,532,969	111,232,231
Red Hat, Inc. *	242,000	29,240,860
salesforce.com, Inc. *	926,765	94,845,130
Symantec Corp.	841,050	27,334,125
Synopsys, Inc. *	207,500	17,952,900
The Western Union Co.	629,625	12,504,353
Total System Services, Inc.	230,100	16,578,705
VeriSign, Inc. *	112,125	12,055,680
Visa, Inc., Class A	2,470,600	271,716,588
		4,338,159,421

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	417,300	36,305,100
Apple, Inc.	6,982,625	1,180,342,930
Cisco Systems, Inc.	6,747,438	230,425,008
Corning, Inc.	1,243,387	38,930,447
F5 Networks, Inc. *	82,400	9,992,648

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
FLIR Systems, Inc.	186,200	8,717,884
Harris Corp.	157,600	21,956,832
Hewlett Packard Enterprise Co.	2,264,878	31,527,102
HP, Inc.	2,258,508	48,670,847
Juniper Networks, Inc.	510,965	12,687,261
Motorola Solutions, Inc.	219,322	19,857,413
NetApp, Inc.	374,374	16,629,693
Seagate Technology plc	384,000	14,196,480
TE Connectivity Ltd.	469,800	42,737,706
Western Digital Corp.	399,136	35,630,871
Xerox Corp.	293,391	8,892,681
		1,757,500,903

Telecommunication Services 1.9%
AT&T, Inc.	8,307,602	279,550,807
CenturyLink, Inc. (b)	1,287,543	24,450,442
Verizon Communications, Inc.	5,521,928	264,334,693
		568,335,942

Transportation 2.1%
Alaska Air Group, Inc.	163,600	10,802,508
American Airlines Group, Inc.	581,000	27,202,420
C.H. Robinson Worldwide, Inc.	184,895	14,519,804
CSX Corp.	1,234,691	62,265,467
Delta Air Lines, Inc.	891,700	44,611,751
Expeditors International of Washington, Inc.	239,800	13,999,524
FedEx Corp.	329,968	74,510,074
JB Hunt Transport Services, Inc.	108,100	11,500,759
Kansas City Southern	143,800	14,986,836
Norfolk Southern Corp.	392,282	51,553,700
Southwest Airlines Co.	761,646	41,022,254
Union Pacific Corp.	1,088,150	125,996,889
United Continental Holdings, Inc. *	346,600	20,269,168
United Parcel Service, Inc., Class B	934,518	109,833,901
		623,075,055

Utilities 3.2%
AES Corp.	887,049	9,429,331
Alliant Energy Corp.	310,969	13,452,519
Ameren Corp.	335,920	20,823,681
American Electric Power Co., Inc.	664,802	49,467,917
American Water Works Co., Inc.	231,000	20,272,560
CenterPoint Energy, Inc.	564,366	16,693,946
CMS Energy Corp.	418,284	20,232,397
Consolidated Edison, Inc.	424,165	36,499,398
Dominion Energy, Inc.	869,704	70,567,783
DTE Energy Co.	242,112	26,743,692
Duke Energy Corp.	954,479	84,290,040
Edison International	439,593	35,145,460
Entergy Corp.	241,553	20,836,362
Eversource Energy	420,000	26,308,800
Exelon Corp.	1,292,593	51,975,165
FirstEnergy Corp.	606,694	19,990,567
NextEra Energy, Inc.	633,638	98,258,245
NiSource, Inc.	427,662	11,277,447
NRG Energy, Inc.	380,500	9,512,500
PG&E Corp.	682,806	39,445,703
Pinnacle West Capital Corp.	156,061	13,688,110
PPL Corp.	928,450	34,872,582
Public Service Enterprise Group, Inc.	698,870	34,384,404
SCANA Corp.	195,700	8,442,498
Sempra Energy	345,369	40,580,857
The Southern Co.	1,365,535	71,280,927

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	431,178	29,057,085
Xcel Energy, Inc.	676,386	33,494,635
		947,024,611
Total Common Stock
(Cost $15,347,140,321)		29,837,085,365

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.96% (c)	41,865,235	41,865,235
Total Other Investment Company
(Cost $41,865,235)		41,865,235
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas
0.60%, 11/01/17 (d)	10,173,631	10,173,631
Sumitomo Mitsui Banking Corp.
0.60%, 11/01/17 (d)	83,587,832	83,587,832
Total Short-Term Investments
(Cost $93,761,463)		93,761,463

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	1,195	153,718,825	1,107,706
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $39,809,403.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Adient plc	29,818	2,515,447
Autoliv, Inc.	26,600	3,321,276
BorgWarner, Inc.	69,096	3,642,741
Delphi Automotive plc	82,400	8,188,912
Ford Motor Co.	1,208,087	14,823,228
General Motors Co.	408,300	17,548,734
Gentex Corp.	97,544	1,893,329
Harley-Davidson, Inc.	59,392	2,811,617
Lear Corp.	23,600	4,143,924
Tenneco, Inc.	12,300	714,753
Tesla, Inc. *	39,408	13,064,934
The Goodyear Tire & Rubber Co.	83,100	2,542,029
Thor Industries, Inc.	14,500	1,975,190
		77,186,114

Banks 6.6%
Associated Banc-Corp.	42,800	1,082,840
Bank of America Corp.	3,042,141	83,324,242
Bank of Hawaii Corp.	12,970	1,058,482
Bank of the Ozarks, Inc.	34,700	1,617,714
BankUnited, Inc.	35,000	1,219,750
BB&T Corp.	252,900	12,452,796
BOK Financial Corp.	8,900	769,583
Chemical Financial Corp.	22,600	1,190,794
CIT Group, Inc.	44,888	2,092,679
Citigroup, Inc.	843,956	62,030,766
Citizens Financial Group, Inc.	163,500	6,214,635
Comerica, Inc.	51,128	4,017,127
Commerce Bancshares, Inc.	29,381	1,708,799
Cullen/Frost Bankers, Inc.	16,900	1,664,650
East West Bancorp, Inc.	45,800	2,740,672
F.N.B. Corp.	55,200	744,648
Fifth Third Bancorp	241,084	6,967,328
First Citizens BancShares, Inc., Class A	3,300	1,336,500
First Horizon National Corp.	70,500	1,323,285
First Republic Bank	44,600	4,344,040
Fulton Financial Corp.	49,000	891,800
Hancock Holding Co.	25,238	1,230,352
Home BancShares, Inc.	50,100	1,126,248
Huntington Bancshares, Inc.	329,006	4,540,283
IBERIABANK Corp.	13,454	992,233
Investors Bancorp, Inc.	108,730	1,495,037
JPMorgan Chase & Co.	1,089,178	109,582,199
KeyCorp	333,218	6,081,228
M&T Bank Corp.	49,343	8,228,932
MB Financial, Inc.	20,000	918,800
MGIC Investment Corp. *	103,900	1,485,770
New York Community Bancorp, Inc.	109,882	1,380,118
PacWest Bancorp	28,300	1,367,456
People's United Financial, Inc.	103,793	1,936,777
Popular, Inc.	31,529	1,156,484
Prosperity Bancshares, Inc.	23,100	1,519,518
Radian Group, Inc.	65,144	1,365,418
Regions Financial Corp.	390,106	6,038,841

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Signature Bank *	15,700	2,041,157
SunTrust Banks, Inc.	155,993	9,392,339
SVB Financial Group *	14,900	3,267,272
Synovus Financial Corp.	44,657	2,092,180
TCF Financial Corp.	40,000	728,800
Texas Capital Bancshares, Inc. *	15,990	1,375,939
TFS Financial Corp.	27,300	420,966
The PNC Financial Services Group, Inc.	154,134	21,083,990
U.S. Bancorp	486,505	26,456,142
UMB Financial Corp.	13,000	955,890
Umpqua Holdings Corp.	55,400	1,133,484
United Bankshares, Inc.	21,700	780,115
Webster Financial Corp.	27,500	1,512,225
Wells Fargo & Co.	1,388,696	77,961,393
Western Alliance Bancorp *	27,800	1,551,240
Wintrust Financial Corp.	15,728	1,278,529
Zions Bancorp	63,798	2,964,055
		504,234,540

Capital Goods 7.5%
3M Co.	182,554	42,022,105
A.O. Smith Corp.	50,800	3,007,360
Acuity Brands, Inc.	14,300	2,390,960
AECOM *	46,500	1,630,290
AGCO Corp.	14,200	973,694
Air Lease Corp.	29,000	1,260,050
Allegion plc	28,700	2,393,293
Allison Transmission Holdings, Inc.	38,000	1,614,620
AMETEK, Inc.	75,105	5,068,837
Arconic, Inc.	118,940	2,987,773
BWX Technologies, Inc.	32,900	1,971,368
Carlisle Cos., Inc.	20,736	2,277,435
Caterpillar, Inc.	180,796	24,552,097
Chicago Bridge & Iron Co., N.V. (b)	32,000	446,080
Colfax Corp. *	25,000	1,042,750
Crane Co.	16,384	1,361,838
Cummins, Inc.	49,892	8,824,897
Curtiss-Wright Corp.	15,200	1,797,400
Deere & Co.	95,946	12,749,305
Donaldson Co., Inc.	32,900	1,553,209
Dover Corp.	50,237	4,797,131
Eaton Corp. plc	142,901	11,434,938
EMCOR Group, Inc.	14,300	1,151,293
Emerson Electric Co.	200,228	12,906,697
EnerSys	4,500	312,165
Fastenal Co.	92,300	4,335,331
Flowserve Corp.	43,023	1,896,024
Fluor Corp.	40,958	1,764,880
Fortive Corp.	92,520	6,685,495
Fortune Brands Home & Security, Inc.	52,900	3,494,574
General Dynamics Corp.	88,844	18,033,555
General Electric Co.	2,680,102	54,030,856
Graco, Inc.	15,694	2,068,312
HD Supply Holdings, Inc. *	62,800	2,222,492
Hexcel Corp.	26,300	1,596,147
Honeywell International, Inc.	239,099	34,468,512
Hubbell, Inc.	16,932	2,130,384
Huntington Ingalls Industries, Inc.	13,700	3,189,771
IDEX Corp.	28,906	3,706,038
Illinois Tool Works, Inc.	100,404	15,715,234
Ingersoll-Rand plc	82,400	7,300,640
ITT, Inc.	30,300	1,413,192
Jacobs Engineering Group, Inc.	38,756	2,255,987
Johnson Controls International plc	288,386	11,936,297
L3 Technologies, Inc.	23,374	4,375,145
Lennox International, Inc.	11,700	2,236,221
Lincoln Electric Holdings, Inc.	22,200	2,035,074

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Lockheed Martin Corp.	76,564	23,593,962
Masco Corp.	108,836	4,333,850
MasTec, Inc. *	6,800	296,140
MSC Industrial Direct Co., Inc., Class A	15,558	1,289,758
Nordson Corp.	18,000	2,280,420
Northrop Grumman Corp.	53,832	15,908,971
Orbital ATK, Inc.	13,800	1,834,434
Oshkosh Corp.	23,600	2,160,816
Owens Corning	36,900	3,051,261
PACCAR, Inc.	107,289	7,695,840
Parker-Hannifin Corp.	41,253	7,533,210
Pentair plc	57,895	4,079,282
Quanta Services, Inc. *	40,100	1,512,973
Raytheon Co.	91,290	16,450,458
Regal Beloit Corp.	5,400	438,210
Rockwell Automation, Inc.	39,549	7,942,230
Rockwell Collins, Inc.	50,483	6,845,495
Roper Technologies, Inc.	30,891	7,975,130
Sensata Technologies Holding N.V. *	49,600	2,425,936
Snap-on, Inc.	17,250	2,721,705
Spirit AeroSystems Holdings, Inc., Class A	37,400	2,995,740
Stanley Black & Decker, Inc.	46,641	7,534,854
Teledyne Technologies, Inc. *	12,600	2,141,496
Terex Corp.	20,800	979,888
Textron, Inc.	88,938	4,690,590
The Boeing Co.	174,289	44,963,076
The Middleby Corp. *	18,300	2,120,970
The Timken Co.	8,900	419,635
The Toro Co.	30,400	1,910,640
TransDigm Group, Inc.	15,200	4,218,000
Trinity Industries, Inc.	44,200	1,437,384
United Rentals, Inc. *	26,767	3,786,995
United Technologies Corp.	234,703	28,108,031
Univar, Inc. *	11,000	327,250
USG Corp. *	24,400	837,652
Valmont Industries, Inc.	2,900	460,810
W.W. Grainger, Inc.	17,876	3,534,085
WABCO Holdings, Inc. *	18,000	2,656,260
Wabtec Corp.	28,800	2,203,200
Watsco, Inc.	7,000	1,165,990
WESCO International, Inc. *	5,600	353,640
Woodward, Inc.	17,300	1,337,809
Xylem, Inc.	53,400	3,552,702
		579,524,524

Commercial & Professional Services 0.7%
Cintas Corp.	25,710	3,831,818
Copart, Inc. *	72,148	2,618,251
Deluxe Corp.	14,500	1,009,925
Equifax, Inc.	37,300	4,048,169
IHS Markit Ltd. *	101,532	4,326,279
KAR Auction Services, Inc.	44,400	2,101,452
ManpowerGroup, Inc.	21,591	2,661,738
Nielsen Holdings plc	95,500	3,540,185
Republic Services, Inc.	81,581	5,308,476
Robert Half International, Inc.	43,891	2,272,237
Rollins, Inc.	32,850	1,442,444
Stericycle, Inc. *	27,098	1,919,893
The Dun & Bradstreet Corp.	10,925	1,276,368
TransUnion *	36,200	1,900,138
Verisk Analytics, Inc. *	47,800	4,065,390
Waste Management, Inc.	131,077	10,770,597
		53,093,360

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.2%
Brunswick Corp.	29,300	1,484,045
CalAtlantic Group, Inc.	22,300	1,100,282
Carter's, Inc.	17,300	1,673,429
Columbia Sportswear Co.	8,900	555,182
D.R. Horton, Inc.	107,597	4,756,863
Garmin Ltd.	39,886	2,257,946
Hanesbrands, Inc.	121,600	2,736,000
Hasbro, Inc.	34,225	3,168,893
Leggett & Platt, Inc.	39,744	1,878,301
Lennar Corp., Class A	60,775	3,383,344
lululemon Athletica, Inc. *	28,600	1,759,186
Mattel, Inc. (b)	102,797	1,451,494
Michael Kors Holdings Ltd. *	33,500	1,635,135
Mohawk Industries, Inc. *	19,439	5,088,353
Newell Brands, Inc.	143,713	5,860,616
NIKE, Inc., Class B	403,612	22,194,624
NVR, Inc. *	1,098	3,602,944
Polaris Industries, Inc.	19,200	2,273,856
PulteGroup, Inc.	98,799	2,986,694
PVH Corp.	25,514	3,235,430
Ralph Lauren Corp.	18,395	1,645,065
Skechers U.S.A., Inc., Class A *	23,100	737,352
Tapestry, Inc.	89,730	3,674,444
Tempur Sealy International, Inc. *	13,400	875,958
Toll Brothers, Inc.	50,000	2,302,000
Under Armour, Inc., Class A *(b)	56,200	703,624
Under Armour, Inc., Class C *(b)	56,598	652,575
VF Corp.	103,828	7,231,620
Whirlpool Corp.	22,415	3,674,491
		94,579,746

Consumer Services 2.1%
Aramark	65,800	2,874,802
Bright Horizons Family Solutions, Inc. *	12,900	1,113,270
Carnival Corp.	127,060	8,435,513
Chipotle Mexican Grill, Inc. *	8,050	2,188,795
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,264,653
Darden Restaurants, Inc.	34,165	2,810,755
Domino's Pizza, Inc.	16,000	2,928,000
Dunkin' Brands Group, Inc.	28,000	1,653,960
Extended Stay America, Inc.	56,900	1,127,758
H&R Block, Inc.	75,198	1,860,399
Hilton Worldwide Holdings, Inc.	58,800	4,250,064
Jack in the Box, Inc.	12,400	1,283,524
Las Vegas Sands Corp.	117,163	7,425,791
Marriott International, Inc., Class A	100,008	11,948,956
McDonald's Corp.	249,636	41,666,745
MGM Resorts International	158,287	4,962,297
Norwegian Cruise Line Holdings Ltd. *	54,100	3,016,075
Royal Caribbean Cruises Ltd.	52,391	6,484,434
Service Corp. International	63,100	2,237,526
ServiceMaster Global Holdings, Inc. *	41,700	1,964,487
Six Flags Entertainment Corp.	24,400	1,532,076
Starbucks Corp.	448,654	24,604,185
Texas Roadhouse, Inc.	19,700	985,197
The Wendy's Co.	60,900	926,289
Vail Resorts, Inc.	11,800	2,702,436
Wyndham Worldwide Corp.	34,917	3,730,881
Wynn Resorts Ltd.	24,842	3,663,947
Yum! Brands, Inc.	108,276	8,061,148
		157,703,963

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Diversified Financials 5.4%
Affiliated Managers Group, Inc.	17,859	3,330,703
AGNC Investment Corp.	94,700	1,906,311
Ally Financial, Inc.	123,500	3,227,055
American Express Co.	234,877	22,435,451
Ameriprise Financial, Inc.	47,457	7,428,919
Annaly Capital Management, Inc.	332,700	3,812,742
Berkshire Hathaway, Inc., Class B *	592,512	110,764,193
BlackRock, Inc.	38,765	18,251,725
Capital One Financial Corp.	150,653	13,887,194
Cboe Global Markets, Inc.	28,900	3,267,434
Chimera Investment Corp.	47,000	860,100
CME Group, Inc.	101,480	13,920,012
Credit Acceptance Corp. *	3,200	917,536
Discover Financial Services	123,724	8,231,358
E*TRADE Financial Corp. *	86,290	3,761,381
Eaton Vance Corp.	39,084	1,972,569
FactSet Research Systems, Inc.	12,900	2,449,323
Franklin Resources, Inc.	114,858	4,838,968
Intercontinental Exchange, Inc.	183,550	12,132,655
Invesco Ltd.	110,190	3,943,700
Lazard Ltd., Class A	31,200	1,483,248
Legg Mason, Inc.	31,214	1,191,751
Leucadia National Corp.	101,178	2,559,803
LPL Financial Holdings, Inc.	26,000	1,289,860
MarketAxess Holdings, Inc.	11,500	2,001,000
Moody's Corp.	53,326	7,594,156
Morgan Stanley	449,448	22,472,400
Morningstar, Inc.	4,800	409,008
MSCI, Inc.	29,450	3,456,252
Nasdaq, Inc.	36,337	2,639,883
Navient Corp.	68,400	852,264
New Residential Investment Corp.	104,800	1,847,624
Northern Trust Corp.	65,976	6,170,075
Raymond James Financial, Inc.	39,649	3,361,442
S&P Global, Inc.	82,236	12,867,467
Santander Consumer USA Holdings, Inc. *	28,200	469,248
SEI Investments Co.	42,148	2,718,967
SLM Corp. *	125,400	1,327,986
Starwood Property Trust, Inc.	63,900	1,374,489
State Street Corp.	114,250	10,511,000
Stifel Financial Corp.	10,000	530,300
Synchrony Financial	240,800	7,854,896
T. Rowe Price Group, Inc.	76,550	7,111,495
TD Ameritrade Holding Corp.	87,231	4,360,678
The Bank of New York Mellon Corp.	325,996	16,772,494
The Charles Schwab Corp. (a)	375,265	16,826,883
The Goldman Sachs Group, Inc.	114,132	27,674,727
Voya Financial, Inc.	46,500	1,867,440
		410,936,165

Energy 5.7%
Anadarko Petroleum Corp.	174,148	8,597,687
Andeavor	47,587	5,055,643
Antero Resources Corp. *	66,200	1,284,280
Apache Corp.	118,700	4,910,619
Baker Hughes, a GE Co.	135,606	4,262,097
Cabot Oil & Gas Corp.	145,596	4,033,009
Cheniere Energy, Inc. *	66,400	3,103,536
Chesapeake Energy Corp. *(b)	245,959	959,240
Chevron Corp.	583,937	67,672,459
Cimarex Energy Co.	29,115	3,404,417
Concho Resources, Inc. *	45,200	6,066,292
ConocoPhillips	385,266	19,706,356
CONSOL Energy, Inc. *	50,000	806,500
Continental Resources, Inc. *	25,800	1,050,318

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Core Laboratories N.V. (b)	13,300	1,328,670
Devon Energy Corp.	162,382	5,991,896
Diamondback Energy, Inc. *	30,800	3,300,528
Energen Corp. *	28,000	1,447,600
Ensco plc, Class A	90,800	489,412
EOG Resources, Inc.	180,204	17,996,973
EQT Corp.	51,600	3,227,064
Exxon Mobil Corp.	1,307,363	108,968,706
Gulfport Energy Corp. *	54,400	745,280
Halliburton Co.	271,688	11,611,945
Helmerich & Payne, Inc.	31,392	1,704,900
Hess Corp.	84,123	3,714,872
HollyFrontier Corp.	59,400	2,194,830
Kinder Morgan, Inc.	579,917	10,502,297
Laredo Petroleum, Inc. *	35,000	417,200
Marathon Oil Corp.	267,696	3,806,637
Marathon Petroleum Corp.	157,800	9,426,972
Murphy Oil Corp.	49,944	1,336,002
National Oilwell Varco, Inc.	119,426	4,083,175
Newfield Exploration Co. *	63,666	1,960,276
Noble Energy, Inc.	147,622	4,114,225
Oasis Petroleum, Inc. *	74,500	704,025
Occidental Petroleum Corp.	238,816	15,420,349
ONEOK, Inc.	117,245	6,362,886
Parsley Energy, Inc., Class A *	73,000	1,941,800
Patterson-UTI Energy, Inc.	49,797	984,985
PDC Energy, Inc. *	20,659	1,052,163
Phillips 66	136,400	12,423,312
Pioneer Natural Resources Co.	52,911	7,919,189
QEP Resources, Inc. *	90,600	810,870
Range Resources Corp.	63,528	1,150,492
Rice Energy, Inc. *	58,700	1,664,145
RPC, Inc. (b)	17,600	427,856
RSP Permian, Inc. *	18,200	626,262
Schlumberger Ltd.	431,405	27,609,920
SM Energy Co.	25,000	533,250
Southwestern Energy Co. *	184,100	1,021,755
Targa Resources Corp.	66,100	2,743,150
TechnipFMC plc *	144,168	3,948,761
The Williams Cos., Inc.	256,621	7,313,698
Transocean Ltd. *	110,700	1,162,350
US Silica Holdings, Inc.	25,000	762,750
Valero Energy Corp.	138,120	10,896,287
Weatherford International plc *	305,300	1,059,391
Whiting Petroleum Corp. *	114,900	690,549
WPX Energy, Inc. *	141,400	1,594,992
		440,107,100

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	10,600	1,214,442
Costco Wholesale Corp.	133,759	21,545,900
CVS Health Corp.	318,411	21,820,706
Rite Aid Corp. *	330,300	544,995
Sysco Corp.	151,030	8,400,288
The Kroger Co.	277,826	5,750,998
U.S. Foods Holding Corp. *	37,400	1,020,272
Wal-Mart Stores, Inc.	458,627	40,042,723
Walgreens Boots Alliance, Inc.	280,269	18,573,427
		118,913,751

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	596,705	38,320,395
Archer-Daniels-Midland Co.	180,405	7,373,152
Blue Buffalo Pet Products, Inc. *	29,200	844,756
Brown-Forman Corp., Class A	16,800	963,144
Brown-Forman Corp., Class B	59,560	3,396,111

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Bunge Ltd.	40,992	2,819,430
Campbell Soup Co.	53,858	2,551,253
ConAgra Brands, Inc.	136,097	4,649,074
Constellation Brands, Inc., Class A	54,132	11,859,780
Dr Pepper Snapple Group, Inc.	57,920	4,961,427
Flowers Foods, Inc.	56,925	1,083,283
General Mills, Inc.	183,700	9,537,704
Hormel Foods Corp.	81,188	2,529,818
Ingredion, Inc.	21,800	2,732,630
Kellogg Co.	79,931	4,998,085
Lamb Weston Holdings, Inc.	45,365	2,313,161
Lancaster Colony Corp.	6,000	751,320
McCormick & Co., Inc. - Non Voting Shares	35,254	3,508,831
Molson Coors Brewing Co., Class B	58,272	4,712,457
Mondelez International, Inc., Class A	470,564	19,495,466
Monster Beverage Corp. *	131,200	7,600,416
PepsiCo, Inc.	438,185	48,301,133
Philip Morris International, Inc.	476,865	49,899,154
Pilgrim's Pride Corp. *	15,000	476,700
Pinnacle Foods, Inc.	29,600	1,610,832
Post Holdings, Inc. *	17,800	1,476,154
Seaboard Corp.	105	462,013
Snyder's-Lance, Inc.	22,700	854,201
The Coca-Cola Co.	1,200,348	55,192,001
The Hain Celestial Group, Inc. *	30,700	1,105,814
The Hershey Co.	45,564	4,837,985
The JM Smucker Co.	36,901	3,913,351
The Kraft Heinz Co.	187,600	14,507,108
TreeHouse Foods, Inc. *	9,700	643,886
Tyson Foods, Inc., Class A	89,659	6,537,038
		326,819,063

Health Care Equipment & Services 5.4%
Abbott Laboratories	537,201	29,132,410
ABIOMED, Inc. *	12,100	2,334,332
Acadia Healthcare Co., Inc. *	21,000	658,560
Aetna, Inc.	106,734	18,147,982
Align Technology, Inc. *	23,400	5,592,132
AmerisourceBergen Corp.	49,820	3,833,649
Anthem, Inc.	81,423	17,034,506
athenahealth, Inc. *	12,000	1,534,560
Baxter International, Inc.	159,325	10,271,683
Becton, Dickinson & Co.	68,207	14,232,755
Boston Scientific Corp. *	429,507	12,086,327
C.R. Bard, Inc.	23,600	7,718,852
Cantel Medical Corp.	11,700	1,147,536
Cardinal Health, Inc.	99,410	6,153,479
Centene Corp. *	54,276	5,084,033
Cerner Corp. *	94,504	6,380,910
Cigna Corp.	78,854	15,551,586
Danaher Corp.	184,040	16,981,371
DaVita, Inc. *	53,450	3,246,553
DENTSPLY SIRONA, Inc.	76,190	4,652,923
DexCom, Inc. *	26,400	1,187,208
Edwards Lifesciences Corp. *	65,384	6,684,206
Envision Healthcare Corp. *	26,100	1,111,860
Express Scripts Holding Co. *	183,989	11,276,686
HCA Healthcare, Inc. *	95,600	7,232,140
HealthSouth Corp.	21,500	992,010
Henry Schein, Inc. *	51,838	4,074,467
Hill-Rom Holdings, Inc.	17,300	1,396,283
Hologic, Inc. *	76,970	2,913,315
Humana, Inc.	46,391	11,845,942
IDEXX Laboratories, Inc. *	29,996	4,984,435
Intuitive Surgical, Inc. *	35,523	13,333,913
Laboratory Corp. of America Holdings *	30,368	4,667,865
Masimo Corp. *	15,300	1,342,728

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
McKesson Corp.	65,847	9,078,984
MEDNAX, Inc. *	28,208	1,235,228
Medtronic plc	418,622	33,707,443
Molina Healthcare, Inc. *	12,300	834,309
NuVasive, Inc. *	13,500	765,855
Patterson Cos., Inc.	22,600	836,200
Quest Diagnostics, Inc.	42,747	4,008,814
ResMed, Inc.	43,716	3,680,013
STERIS plc	22,600	2,109,258
Stryker Corp.	98,654	15,278,545
Teleflex, Inc.	13,846	3,281,225
The Cooper Cos., Inc.	14,400	3,459,744
UnitedHealth Group, Inc.	295,892	62,202,416
Universal Health Services, Inc., Class B	27,874	2,862,660
Varian Medical Systems, Inc. *	31,371	3,268,545
Veeva Systems, Inc., Class A *	32,400	1,974,456
WellCare Health Plans, Inc. *	14,100	2,788,134
West Pharmaceutical Services, Inc.	22,500	2,281,500
Zimmer Biomet Holdings, Inc.	59,412	7,225,687
		415,698,213

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	80,788	3,649,194
Colgate-Palmolive Co.	264,754	18,651,919
Coty, Inc., Class A	107,900	1,661,660
Edgewell Personal Care Co. *	19,900	1,292,107
Herbalife Ltd. *(b)	20,100	1,459,662
HRG Group, Inc. *	41,900	679,618
Kimberly-Clark Corp.	113,204	12,736,582
Spectrum Brands Holdings, Inc.	8,200	901,344
The Clorox Co.	40,425	5,114,975
The Estee Lauder Cos., Inc., Class A	71,268	7,968,475
The Procter & Gamble Co.	786,119	67,873,515
		121,989,051

Insurance 3.0%
Aflac, Inc.	123,213	10,336,339
Alleghany Corp. *	5,186	2,936,417
American Financial Group, Inc.	21,805	2,300,209
American International Group, Inc.	268,841	17,369,817
American National Insurance Co.	3,100	377,363
AmTrust Financial Services, Inc.	31,200	391,872
Aon plc	79,703	11,431,801
Arch Capital Group Ltd. *	37,000	3,686,680
Arthur J. Gallagher & Co.	61,120	3,870,730
Aspen Insurance Holdings Ltd.	18,600	797,940
Assurant, Inc.	19,192	1,931,675
Assured Guaranty Ltd.	41,600	1,543,360
Axis Capital Holdings Ltd.	27,862	1,515,414
Brighthouse Financial, Inc. *	30,876	1,919,870
Brown & Brown, Inc.	39,476	1,967,484
Chubb Ltd.	140,002	21,115,102
Cincinnati Financial Corp.	48,417	3,397,421
CNA Financial Corp.	9,150	495,289
CNO Financial Group, Inc.	43,000	1,030,710
Enstar Group Ltd. *	1,800	410,040
Erie Indemnity Co., Class A	8,285	1,000,828
Everest Re Group Ltd.	12,720	3,020,364
First American Financial Corp.	24,900	1,355,058
FNF Group	88,169	3,299,284
Lincoln National Corp.	70,959	5,377,273
Loews Corp.	82,358	4,077,545
Markel Corp. *	4,447	4,821,882
Marsh & McLennan Cos., Inc.	155,820	12,610,513
Mercury General Corp.	6,500	363,805
MetLife, Inc.	331,244	17,748,053

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Old Republic International Corp.	70,509	1,430,628
Primerica, Inc.	12,000	1,062,000
Principal Financial Group, Inc.	88,009	5,795,393
Prudential Financial, Inc.	133,597	14,757,125
Reinsurance Group of America, Inc.	19,510	2,914,404
RenaissanceRe Holdings Ltd.	13,907	1,924,172
The Allstate Corp.	107,098	10,052,218
The Hanover Insurance Group, Inc.	10,900	1,072,342
The Hartford Financial Services Group, Inc.	116,795	6,429,565
The Progressive Corp.	181,542	8,832,018
The Travelers Cos., Inc.	86,747	11,489,640
Torchmark Corp.	33,597	2,826,516
Unum Group	78,214	4,070,256
Validus Holdings Ltd.	25,509	1,328,509
W. R. Berkley Corp.	32,225	2,209,990
White Mountains Insurance Group Ltd.	1,313	1,167,454
Willis Towers Watson plc	38,766	6,244,427
XL Group Ltd.	83,567	3,381,956
		229,488,751

Materials 3.3%
Air Products & Chemicals, Inc.	64,278	10,247,842
Albemarle Corp.	39,539	5,570,650
Alcoa Corp. *	55,980	2,674,724
AptarGroup, Inc.	18,200	1,584,674
Ashland Global Holdings, Inc.	20,300	1,379,994
Avery Dennison Corp.	26,560	2,819,875
Axalta Coating Systems Ltd. *	57,600	1,915,200
Ball Corp.	97,752	4,196,493
Bemis Co., Inc.	28,149	1,267,268
Berry Global Group, Inc. *	36,100	2,146,145
Cabot Corp.	8,000	487,680
Celanese Corp., Series A	44,643	4,656,711
CF Industries Holdings, Inc.	70,560	2,679,869
Crown Holdings, Inc. *	47,376	2,850,614
DowDuPont, Inc.	726,220	52,512,968
Eagle Materials, Inc.	14,650	1,546,601
Eastman Chemical Co.	45,762	4,155,647
Ecolab, Inc.	83,128	10,861,505
FMC Corp.	43,504	4,039,781
Freeport-McMoRan, Inc. *	406,857	5,687,861
Graphic Packaging Holding Co.	104,500	1,618,705
Huntsman Corp.	55,500	1,777,110
International Flavors & Fragrances, Inc.	24,408	3,598,227
International Paper Co.	126,807	7,262,237
LyondellBasell Industries N.V., Class A	107,400	11,119,122
Martin Marietta Materials, Inc.	21,449	4,651,216
Monsanto Co.	136,534	16,534,267
NewMarket Corp.	2,800	1,121,092
Newmont Mining Corp.	162,928	5,891,477
Nucor Corp.	99,976	5,781,612
Olin Corp.	48,800	1,782,664
Packaging Corp. of America	29,030	3,375,318
Platform Specialty Products Corp. *	15,000	160,500
PPG Industries, Inc.	81,712	9,498,203
Praxair, Inc.	89,328	13,052,607
Reliance Steel & Aluminum Co.	19,922	1,530,807
Royal Gold, Inc.	20,400	1,715,844
RPM International, Inc.	44,600	2,378,518
Sealed Air Corp.	58,102	2,569,851
Sensient Technologies Corp.	13,500	1,026,675
Silgan Holdings, Inc.	20,000	585,000
Sonoco Products Co.	33,970	1,759,306
Steel Dynamics, Inc.	74,400	2,768,424
The Chemours Co.	55,300	3,130,533
The Mosaic Co.	77,795	1,737,940
The Scotts Miracle-Gro Co.	14,668	1,461,226

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
The Sherwin-Williams Co.	23,890	9,440,134
United States Steel Corp.	59,900	1,516,668
Valvoline, Inc.	55,730	1,338,635
Vulcan Materials Co.	40,825	4,970,444
W.R. Grace & Co.	21,500	1,644,535
Westlake Chemical Corp.	14,000	1,188,740
WestRock Co.	77,542	4,755,651
		256,025,390

Media 2.7%
AMC Networks, Inc., Class A *	13,200	671,616
Cable One, Inc.	900	638,829
CBS Corp., Class B - Non Voting Shares	117,005	6,566,321
Charter Communications, Inc., Class A *	62,820	20,992,559
Cinemark Holdings, Inc.	34,600	1,257,364
Comcast Corp., Class A	1,454,246	52,396,483
Discovery Communications, Inc., Class A *	46,200	872,256
Discovery Communications, Inc., Class C *	48,100	856,661
DISH Network Corp., Class A *	67,372	3,270,237
Liberty Broadband Corp., Class C *	45,400	3,962,966
Liberty Global plc, Class A *	79,241	2,444,585
Liberty Global plc, Series C *	179,872	5,376,374
Liberty Media Corp. - Liberty SiriusXM, Class A *	30,446	1,269,903
Liberty Media Corp. - Liberty SiriusXM, Class C *	52,300	2,178,295
Lions Gate Entertainment Corp., Class B *	32,300	893,418
Live Nation Entertainment, Inc. *	45,500	1,991,990
News Corp., Class A	118,782	1,622,562
Omnicom Group, Inc.	73,888	4,964,535
Scripps Networks Interactive, Inc., Class A	30,900	2,573,352
Sirius XM Holdings, Inc. (b)	508,000	2,763,520
TEGNA, Inc.	73,854	903,234
The Interpublic Group of Cos., Inc.	127,164	2,447,907
The Madison Square Garden Co., Class A *	6,933	1,543,910
The Walt Disney Co.	472,460	46,211,313
Time Warner, Inc.	237,680	23,361,567
Twenty-First Century Fox, Inc., Class A	341,328	8,925,727
Twenty-First Century Fox, Inc., Class B	121,400	3,089,630
Viacom, Inc., Class B	106,546	2,560,300
		206,607,414

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	494,626	44,639,996
ACADIA Pharmaceuticals, Inc. *	28,800	1,003,104
Agilent Technologies, Inc.	99,131	6,743,882
Alexion Pharmaceuticals, Inc. *	70,304	8,412,577
Alkermes plc *	44,700	2,179,572
Allergan plc	103,377	18,321,506
Alnylam Pharmaceuticals, Inc. *	24,800	3,021,632
Amgen, Inc.	228,102	39,968,032
Bio-Rad Laboratories, Inc., Class A *	6,900	1,516,551
Bio-Techne Corp.	12,563	1,646,004
Biogen, Inc. *	67,455	21,023,025
BioMarin Pharmaceutical, Inc. *	53,900	4,424,651
Bristol-Myers Squibb Co.	506,839	31,251,693
Bruker Corp.	33,900	1,064,460
Catalent, Inc. *	39,000	1,661,010
Celgene Corp. *	242,540	24,489,264
Charles River Laboratories International, Inc. *	14,400	1,674,576
Eli Lilly & Co.	300,371	24,612,400
Exelixis, Inc. *	86,500	2,144,335
Gilead Sciences, Inc.	410,344	30,759,386
Illumina, Inc. *	45,900	9,418,221
Incyte Corp. *	51,800	5,866,350
Ionis Pharmaceuticals, Inc. *	37,900	2,164,469
Jazz Pharmaceuticals plc *	19,200	2,717,376
Johnson & Johnson	832,187	116,015,190

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Mallinckrodt plc *	20,120	637,200
Merck & Co., Inc.	844,018	46,496,952
Mettler-Toledo International, Inc. *	8,800	6,007,144
Mylan N.V. *	164,800	5,885,008
Neurocrine Biosciences, Inc. *	24,300	1,509,273
OPKO Health, Inc. *(b)	110,000	740,300
PerkinElmer, Inc.	32,300	2,335,936
Perrigo Co., plc	41,900	3,393,481
Pfizer, Inc.	1,842,351	64,592,826
PRA Health Sciences, Inc. *	14,500	1,180,735
Quintiles IMS Holdings, Inc. *	45,446	4,912,713
Regeneron Pharmaceuticals, Inc. *	22,900	9,219,998
Seattle Genetics, Inc. *	33,600	2,060,016
TESARO, Inc. *	6,500	752,505
Thermo Fisher Scientific, Inc.	123,798	23,995,766
United Therapeutics Corp. *	14,100	1,672,119
Vertex Pharmaceuticals, Inc. *	77,612	11,349,203
VWR Corp. *	25,700	850,670
Waters Corp. *	25,000	4,901,250
Zoetis, Inc.	154,700	9,872,954
		609,105,311

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	29,200	3,619,632
American Campus Communities, Inc.	44,400	1,846,152
American Homes 4 Rent, Class A	67,200	1,430,016
American Tower Corp.	133,189	19,135,264
Apartment Investment & Management Co., Class A	49,418	2,173,404
Apple Hospitality REIT, Inc.	73,000	1,382,620
AvalonBay Communities, Inc.	41,849	7,588,479
Boston Properties, Inc.	47,905	5,805,128
Brixmor Property Group, Inc.	101,300	1,769,711
Camden Property Trust	26,864	2,451,071
CBRE Group, Inc., Class A *	104,537	4,110,395
Colony NorthStar, Inc., Class A	170,200	2,090,056
CoreCivic, Inc.	41,400	1,020,924
Cousins Properties, Inc.	101,600	916,432
Crown Castle International Corp.	124,327	13,312,935
CubeSmart	50,100	1,363,722
CyrusOne, Inc.	29,700	1,823,283
DCT Industrial Trust, Inc.	27,600	1,601,352
DDR Corp.	91,800	704,106
Digital Realty Trust, Inc.	63,907	7,569,145
Douglas Emmett, Inc.	47,600	1,894,004
Duke Realty Corp.	104,537	2,977,214
EPR Properties	17,000	1,176,060
Equinix, Inc.	24,162	11,199,087
Equity Commonwealth *	40,300	1,211,015
Equity LifeStyle Properties, Inc.	23,400	2,070,432
Equity Residential	111,372	7,490,881
Essex Property Trust, Inc.	20,929	5,492,397
Extra Space Storage, Inc.	40,600	3,312,554
Federal Realty Investment Trust	21,596	2,602,750
First Industrial Realty Trust, Inc.	37,400	1,154,912
Forest City Realty Trust, Inc., Class A	85,300	2,100,939
Gaming & Leisure Properties, Inc.	59,100	2,159,514
GGP, Inc.	187,700	3,652,642
Gramercy Property Trust	41,433	1,230,560
HCP, Inc.	144,480	3,733,363
Healthcare Realty Trust, Inc.	43,600	1,405,664
Healthcare Trust of America, Inc., Class A	55,800	1,676,790
Highwoods Properties, Inc.	31,600	1,613,180
Hospitality Properties Trust	52,081	1,488,475
Host Hotels & Resorts, Inc.	240,139	4,697,119
Hudson Pacific Properties, Inc.	44,412	1,502,014
Iron Mountain, Inc.	77,466	3,098,640
JBG SMITH Properties *	27,167	847,882

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	15,400	1,994,146
Kilroy Realty Corp.	27,700	1,973,071
Kimco Realty Corp.	126,531	2,297,803
Lamar Advertising Co., Class A	26,170	1,843,415
LaSalle Hotel Properties	39,000	1,100,190
Liberty Property Trust	46,304	1,985,516
Life Storage, Inc.	14,900	1,204,218
Medical Properties Trust, Inc.	104,300	1,379,889
Mid-America Apartment Communities, Inc.	35,970	3,681,529
National Retail Properties, Inc.	43,000	1,727,740
Omega Healthcare Investors, Inc. (b)	71,900	2,075,034
Outfront Media, Inc.	50,000	1,172,500
Paramount Group, Inc.	48,500	772,120
Park Hotels & Resorts, Inc.	45,447	1,308,419
Prologis, Inc.	162,080	10,467,126
PS Business Parks, Inc.	5,000	661,650
Public Storage	46,709	9,680,440
Rayonier, Inc.	30,500	914,390
Realogy Holdings Corp.	47,700	1,542,141
Realty Income Corp.	86,400	4,637,088
Regency Centers Corp.	44,442	2,735,405
Retail Properties of America, Inc., Class A	70,400	860,288
Ryman Hospitality Properties, Inc.	15,500	1,025,015
SBA Communications Corp. *	38,300	6,019,994
Senior Housing Properties Trust	72,168	1,327,891
Simon Property Group, Inc.	97,150	15,090,309
SL Green Realty Corp.	31,851	3,047,504
Spirit Realty Capital, Inc.	157,000	1,304,670
STORE Capital Corp.	57,000	1,407,330
Sun Communities, Inc.	23,200	2,094,032
Sunstone Hotel Investors, Inc.	64,700	1,055,904
Tanger Factory Outlet Centers, Inc. (b)	30,900	702,975
Taubman Centers, Inc.	19,800	934,956
The Howard Hughes Corp. *	11,500	1,467,745
The Macerich Co.	40,745	2,224,677
UDR, Inc.	85,262	3,307,313
Uniti Group, Inc. *	56,900	995,750
Ventas, Inc.	107,029	6,716,070
VEREIT, Inc.	298,200	2,352,798
Vornado Realty Trust	54,334	4,067,443
Weingarten Realty Investors	43,602	1,327,681
Welltower, Inc.	111,421	7,460,750
Weyerhaeuser Co.	243,126	8,730,655
WP Carey, Inc.	36,300	2,473,845
		282,651,340

Retailing 5.1%
Advance Auto Parts, Inc.	22,622	1,849,122
Amazon.com, Inc. *	122,991	135,939,493
AutoNation, Inc. *(b)	10,166	481,868
AutoZone, Inc. *	9,033	5,324,954
Bed Bath & Beyond, Inc.	51,220	1,019,278
Best Buy Co., Inc.	85,826	4,804,539
Burlington Stores, Inc. *	14,500	1,361,405
CarMax, Inc. *	61,400	4,611,140
Dick's Sporting Goods, Inc.	8,700	212,889
Dollar General Corp.	83,200	6,725,888
Dollar Tree, Inc. *	71,418	6,516,893
Expedia, Inc.	36,404	4,538,123
Foot Locker, Inc.	40,809	1,227,535
Genuine Parts Co.	45,830	4,043,581
Kohl's Corp.	56,465	2,357,978
L Brands, Inc.	78,823	3,392,542
Liberty Interactive Corp., QVC Group, Class A *	105,208	2,390,326
Liberty Ventures, Series A *	26,808	1,526,984
LKQ Corp. *	99,600	3,753,924
Lowe's Cos., Inc.	268,436	21,461,458

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Macy's, Inc.	93,676	1,757,362
Netflix, Inc. *	134,800	26,478,764
Nordstrom, Inc.	41,600	1,649,440
O'Reilly Automotive, Inc. *	27,466	5,793,953
Penske Automotive Group, Inc.	15,300	713,286
Pool Corp.	8,900	1,074,942
Ross Stores, Inc.	122,524	7,779,049
Sally Beauty Holdings, Inc. *	7,900	136,749
Signet Jewelers Ltd.	24,300	1,593,351
Target Corp.	180,562	10,660,380
The Gap, Inc.	72,255	1,877,907
The Home Depot, Inc.	369,035	61,178,622
The Michaels Cos., Inc. *	16,400	318,488
The Priceline Group, Inc. *	15,246	29,149,742
The TJX Cos., Inc.	202,290	14,119,842
Tiffany & Co.	33,573	3,143,104
Tractor Supply Co.	41,400	2,494,764
TripAdvisor, Inc. *	22,700	851,250
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	4,015,621
Williams-Sonoma, Inc.	25,300	1,305,480
		389,632,016

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	236,200	2,594,657
Analog Devices, Inc.	113,653	10,376,519
Applied Materials, Inc.	338,489	19,100,934
Broadcom Ltd.	125,470	33,112,788
Cavium, Inc. *	21,700	1,497,083
Cirrus Logic, Inc. *	16,700	935,200
Cypress Semiconductor Corp.	105,500	1,673,230
First Solar, Inc. *	22,300	1,222,486
Integrated Device Technology, Inc. *	47,100	1,463,397
Intel Corp.	1,463,480	66,573,705
KLA-Tencor Corp.	47,638	5,187,302
Lam Research Corp.	48,319	10,077,894
Marvell Technology Group Ltd.	114,162	2,108,572
Maxim Integrated Products, Inc.	93,500	4,912,490
Microchip Technology, Inc.	68,648	6,507,830
Micron Technology, Inc. *	344,700	15,273,657
Microsemi Corp. *	35,700	1,905,309
MKS Instruments, Inc.	16,800	1,825,320
Monolithic Power Systems, Inc.	7,600	924,692
NVIDIA Corp.	185,599	38,383,729
ON Semiconductor Corp. *	126,800	2,703,376
Qorvo, Inc. *	36,300	2,751,903
QUALCOMM, Inc.	460,578	23,494,084
Skyworks Solutions, Inc.	59,900	6,820,214
Teradyne, Inc.	62,600	2,684,914
Texas Instruments, Inc.	314,775	30,435,595
Xilinx, Inc.	78,605	5,792,403
		300,339,283

Software & Services 14.1%
Accenture plc, Class A	192,700	27,432,772
Activision Blizzard, Inc.	232,238	15,209,267
Adobe Systems, Inc. *	155,313	27,204,625
Akamai Technologies, Inc. *	55,509	2,900,345
Alliance Data Systems Corp.	15,671	3,506,073
Alphabet, Inc., Class A *	92,588	95,647,108
Alphabet, Inc., Class C *	93,332	94,885,044
Amdocs Ltd.	46,200	3,007,620
ANSYS, Inc. *	27,400	3,745,854
Aspen Technology, Inc. *	24,400	1,574,288
Autodesk, Inc. *	66,472	8,306,341
Automatic Data Processing, Inc.	139,051	16,166,069
Booz Allen Hamilton Holding Corp.	38,600	1,458,694

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Broadridge Financial Solutions, Inc.	36,400	3,127,488
CA, Inc.	88,681	2,871,491
Cadence Design Systems, Inc. *	92,587	3,996,055
Cars.com, Inc. *	24,618	586,401
CDK Global, Inc.	45,500	2,891,980
Citrix Systems, Inc. *	48,200	3,981,802
Cognizant Technology Solutions Corp., Class A	185,032	14,001,371
CoStar Group, Inc. *	10,600	3,134,950
CSRA, Inc.	42,331	1,354,169
DST Systems, Inc.	21,960	1,287,295
DXC Technology Co.	88,604	8,109,038
eBay, Inc. *	312,970	11,780,191
Electronic Arts, Inc. *	98,381	11,766,368
EPAM Systems, Inc. *	14,200	1,294,330
Euronet Worldwide, Inc. *	11,600	1,121,024
Facebook, Inc., Class A *	731,600	131,731,896
Fair Isaac Corp.	9,300	1,349,988
Fidelity National Information Services, Inc.	98,108	9,100,498
First Data Corp., Class A *	101,000	1,798,810
Fiserv, Inc. *	70,978	9,186,683
FleetCor Technologies, Inc. *	29,500	4,875,465
Fortinet, Inc. *	44,600	1,757,686
Gartner, Inc. *	26,400	3,308,184
Genpact Ltd.	44,550	1,356,547
Global Payments, Inc.	47,099	4,895,941
GrubHub, Inc. *	26,800	1,635,336
Guidewire Software, Inc. *	19,000	1,519,620
IAC/InterActiveCorp *	25,730	3,320,456
International Business Machines Corp.	265,740	40,939,904
Intuit, Inc.	77,544	11,710,695
j2 Global, Inc.	13,900	1,030,546
Jack Henry & Associates, Inc.	24,200	2,665,146
Leidos Holdings, Inc.	36,700	2,294,484
Manhattan Associates, Inc. *	15,200	636,272
MasterCard, Inc., Class A	291,210	43,323,312
MAXIMUS, Inc.	16,000	1,062,880
Microsoft Corp.	2,384,438	198,337,553
Nuance Communications, Inc. *	69,700	1,027,378
Oracle Corp.	926,410	47,154,269
Paychex, Inc.	102,528	6,540,261
PayPal Holdings, Inc. *	348,370	25,277,727
Proofpoint, Inc. *	13,000	1,201,330
PTC, Inc. *	39,700	2,638,065
Red Hat, Inc. *	57,283	6,921,505
Sabre Corp.	62,900	1,230,324
salesforce.com, Inc. *	209,440	21,434,090
Science Applications International Corp.	10,900	799,406
ServiceNow, Inc. *	50,800	6,419,596
Splunk, Inc. *	40,400	2,718,920
SS&C Technologies Holdings, Inc.	49,000	1,969,800
Symantec Corp.	196,689	6,392,392
Synopsys, Inc. *	48,700	4,213,524
Take-Two Interactive Software, Inc. *	33,800	3,739,970
Teradata Corp. *	35,844	1,198,982
The Ultimate Software Group, Inc. *	8,900	1,803,051
The Western Union Co.	163,440	3,245,918
Total System Services, Inc.	55,100	3,969,955
Twitter, Inc. *	198,700	4,097,194
Tyler Technologies, Inc. *	9,300	1,648,797
Vantiv, Inc., Class A *	51,300	3,591,000
VeriSign, Inc. *	29,605	3,183,130
Visa, Inc., Class A	569,700	62,655,606
VMware, Inc., Class A *	24,100	2,884,529
WEX, Inc. *	13,100	1,619,029
Workday, Inc., Class A *	38,800	4,306,412

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Yelp, Inc. *	23,500	1,097,920
Zillow Group, Inc., Class C *	34,700	1,432,416
		1,086,598,451

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	92,240	8,024,880
Apple, Inc.	1,599,774	270,425,797
Arista Networks, Inc. *	13,800	2,758,482
ARRIS International plc *	55,100	1,570,350
Arrow Electronics, Inc. *	28,800	2,407,392
Avnet, Inc.	42,546	1,693,331
Belden, Inc.	10,000	799,100
Brocade Communications Systems, Inc.	127,300	1,483,045
CDW Corp.	42,900	3,003,000
Ciena Corp. *	46,900	997,563
Cisco Systems, Inc.	1,554,615	53,090,102
Cognex Corp.	26,700	3,288,105
Coherent, Inc. *	7,300	1,917,783
CommScope Holding Co., Inc. *	59,700	1,918,758
Corning, Inc.	289,363	9,059,956
F5 Networks, Inc. *	23,200	2,813,464
Finisar Corp. *	35,600	838,024
FLIR Systems, Inc.	38,200	1,788,524
Harris Corp.	38,807	5,406,591
Hewlett Packard Enterprise Co.	510,768	7,109,891
HP, Inc.	522,068	11,250,565
IPG Photonics Corp. *	12,900	2,746,539
Jabil, Inc.	62,300	1,761,844
Juniper Networks, Inc.	110,994	2,755,981
Keysight Technologies, Inc. *	49,100	2,193,297
Littelfuse, Inc.	6,000	1,254,000
Motorola Solutions, Inc.	49,912	4,519,032
National Instruments Corp.	31,200	1,404,000
NCR Corp. *	38,744	1,243,295
NetApp, Inc.	88,200	3,917,844
Palo Alto Networks, Inc. *	27,300	4,018,560
Seagate Technology plc	92,137	3,406,305
SYNNEX Corp.	9,300	1,254,384
TE Connectivity Ltd.	108,600	9,879,342
Trimble, Inc. *	74,000	3,025,120
Ubiquiti Networks, Inc. *(b)	7,600	472,568
ViaSat, Inc. *	13,600	885,360
Western Digital Corp.	91,093	8,131,872
Xerox Corp.	73,261	2,220,541
Zebra Technologies Corp., Class A *	16,500	1,913,835
		448,648,422

Telecommunication Services 1.8%
AT&T, Inc.	1,907,041	64,171,930
CenturyLink, Inc. (b)	285,511	5,421,854
Frontier Communications Corp. (b)	15,446	187,051
Sprint Corp. *	200,000	1,308,000
T-Mobile US, Inc. *	90,900	5,433,093
Verizon Communications, Inc.	1,261,257	60,376,372
Zayo Group Holdings, Inc. *	58,700	2,116,722
		139,015,022

Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,561,964
AMERCO	2,000	785,280
American Airlines Group, Inc.	136,500	6,390,930
Avis Budget Group, Inc. *	23,800	981,750
C.H. Robinson Worldwide, Inc.	43,348	3,404,118
CSX Corp.	285,526	14,399,076
Delta Air Lines, Inc.	206,351	10,323,741

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Expeditors International of Washington, Inc.	59,698	3,485,169
FedEx Corp.	77,828	17,574,341
Genesee & Wyoming, Inc., Class A *	16,600	1,191,548
JB Hunt Transport Services, Inc.	26,491	2,818,377
JetBlue Airways Corp. *	95,500	1,828,825
Kansas City Southern	33,100	3,449,682
Kirby Corp. *	14,100	998,985
Landstar System, Inc.	8,500	839,375
Macquarie Infrastructure Corp.	23,100	1,606,605
Norfolk Southern Corp.	90,086	11,839,102
Old Dominion Freight Line, Inc.	19,400	2,349,922
Ryder System, Inc.	16,964	1,375,441
Southwest Airlines Co.	180,288	9,710,312
Spirit Airlines, Inc. *	20,100	745,509
Union Pacific Corp.	250,724	29,031,332
United Continental Holdings, Inc. *	81,482	4,765,067
United Parcel Service, Inc., Class B	208,635	24,520,872
XPO Logistics, Inc. *	29,750	2,063,163
		159,040,486

Utilities 3.2%
AES Corp.	196,502	2,088,816
Alliant Energy Corp.	74,800	3,235,848
Ameren Corp.	78,585	4,871,484
American Electric Power Co., Inc.	153,071	11,390,013
American Water Works Co., Inc.	54,500	4,782,920
Aqua America, Inc.	58,917	2,090,375
Atmos Energy Corp.	30,718	2,679,838
Avangrid, Inc.	13,000	672,490
Black Hills Corp.	15,500	1,011,530
Calpine Corp. *	105,900	1,582,146
CenterPoint Energy, Inc.	133,911	3,961,087
CMS Energy Corp.	85,733	4,146,905
Consolidated Edison, Inc.	89,906	7,736,411
Dominion Energy, Inc.	200,608	16,277,333
DTE Energy Co.	55,897	6,174,383
Duke Energy Corp.	213,295	18,836,082
Edison International	99,454	7,951,347
Entergy Corp.	57,362	4,948,046
Eversource Energy	101,312	6,346,184
Exelon Corp.	294,119	11,826,525
FirstEnergy Corp.	138,791	4,573,164
Great Plains Energy, Inc.	64,500	2,117,535
Hawaiian Electric Industries, Inc.	31,000	1,130,260
IDACORP, Inc.	19,800	1,822,194
MDU Resources Group, Inc.	64,217	1,756,335
National Fuel Gas Co.	28,047	1,628,128
NextEra Energy, Inc.	145,308	22,532,912
NiSource, Inc.	95,880	2,528,356
NRG Energy, Inc.	98,800	2,470,000
OGE Energy Corp.	66,760	2,459,438
ONE Gas, Inc.	16,000	1,231,680
PG&E Corp.	158,237	9,141,352
Pinnacle West Capital Corp.	32,687	2,866,977
Portland General Electric Co.	27,200	1,298,528
PPL Corp.	211,761	7,953,743
Public Service Enterprise Group, Inc.	156,372	7,693,502
SCANA Corp.	44,531	1,921,067
Sempra Energy	82,678	9,714,665
Southwest Gas Holdings, Inc.	14,200	1,169,938
The Southern Co.	306,618	16,005,460
UGI Corp.	50,172	2,401,232
Vectren Corp.	22,800	1,553,592
WEC Energy Group, Inc.	96,477	6,501,585
Westar Energy, Inc.	42,300	2,262,204

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
WGL Holdings, Inc.	13,000	1,114,100
Xcel Energy, Inc.	160,409	7,943,454
		246,401,164
Total Common Stock
(Cost $2,019,916,823)		7,654,338,640

Other Investment Companies 0.5% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96% (c)	19,076,675	19,076,675

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.96% (c)	21,380,850	21,380,850
Total Other Investment Companies
(Cost $40,457,525)		40,457,525

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	210	27,013,350	624,917
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,177,397.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	147,050	2,616,020
Cooper Tire & Rubber Co.	89,799	2,945,407
Cooper-Standard Holding, Inc. *	29,200	3,255,216
Dana, Inc.	248,329	7,571,551
Dorman Products, Inc. *	47,400	3,275,814
Fox Factory Holding Corp. *	58,400	2,484,920
Gentherm, Inc. *	63,900	2,140,650
Horizon Global Corp. *	44,200	717,366
LCI Industries	41,800	5,174,840
Modine Manufacturing Co. *	89,500	1,883,975
Motorcar Parts of America, Inc. *	31,200	901,992
Shiloh Industries, Inc. *	32,500	301,600
Standard Motor Products, Inc.	35,200	1,537,184
Stoneridge, Inc. *	42,600	968,724
Superior Industries International, Inc.	37,500	583,125
Tenneco, Inc.	91,928	5,341,936
Tower International, Inc.	32,900	1,000,160
VOXX International Corp. *	34,500	231,150
Winnebago Industries, Inc.	53,000	2,604,950
		45,536,580

Banks 12.7%
1st Source Corp.	26,203	1,344,476
Access National Corp.	31,624	920,258
ACNB Corp.	8,600	239,940
Allegiance Bancshares, Inc. *	22,100	866,320
American National Bankshares, Inc.	15,700	614,655
Ameris Bancorp	61,200	2,931,480
Ames National Corp.	15,500	461,900
Arrow Financial Corp.	20,387	719,661
Atlantic Capital Bancshares, Inc. *	36,400	598,780
Banc of California, Inc.	72,800	1,532,440
BancFirst Corp.	28,432	1,553,809
Banco Latinoamericano de Comercio Exterior, S.A., Class E	50,257	1,408,704
BancorpSouth, Inc.	143,600	4,537,760
Bank Mutual Corp.	71,800	759,285
Bank of Commerce Holdings	27,300	327,600
Bank of Marin Bancorp	9,600	650,400
BankFinancial Corp.	28,200	446,688
Bankwell Financial Group, Inc.	7,700	281,820
Banner Corp.	56,857	3,259,043
Bar Harbor Bankshares	24,957	754,450
BCB Bancorp, Inc.	16,300	229,015
Bear State Financial, Inc.	48,900	501,714
Beneficial Bancorp, Inc.	113,011	1,864,682
Berkshire Hills Bancorp, Inc.	68,300	2,615,890
Blue Hills Bancorp, Inc.	43,900	952,630
BofI Holding, Inc. *(a)	103,080	2,772,852
Boston Private Financial Holdings, Inc.	141,600	2,251,440
Bridge Bancorp, Inc.	31,400	1,114,700
Brookline Bancorp, Inc.	136,022	2,094,739
Bryn Mawr Bank Corp.	27,200	1,192,720
BSB Bancorp, Inc. *	15,267	456,483
Byline Bancorp, Inc. *	11,100	222,555

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
C&F Financial Corp.	4,700	272,600
Cadence BanCorp *	16,800	409,248
Camden National Corp.	25,550	1,102,994
Capital Bank Financial Corp., Class A	50,419	2,047,011
Capital City Bank Group, Inc.	15,300	377,298
Capitol Federal Financial, Inc.	218,857	3,018,038
Capstar Financial Holdings, Inc. *	15,100	304,869
Carolina Financial Corp.	21,200	781,220
Cathay General Bancorp	134,426	5,619,007
CenterState Bank Corp.	88,400	2,354,976
Central Pacific Financial Corp.	49,100	1,527,992
Central Valley Community Bancorp	13,500	272,700
Century Bancorp, Inc., Class A	4,700	399,265
Charter Financial Corp.	24,859	476,547
Chemical Financial Corp.	122,363	6,447,306
Chemung Financial Corp.	8,800	415,712
Citizens & Northern Corp.	20,300	495,929
City Holding Co.	27,800	1,959,622
Civista Bancshares, Inc.	17,000	383,690
Clifton Bancorp, Inc.	38,861	661,803
CNB Financial Corp.	20,700	595,125
CoBiz Financial, Inc.	60,600	1,238,664
Codorus Valley Bancorp, Inc.	11,466	362,784
Columbia Banking System, Inc.	97,400	4,237,874
Commerce Union Bancshares, Inc.	11,700	282,672
Community Bank System, Inc.	87,396	4,832,125
Community Bankers Trust Corp. *	37,200	321,780
Community Trust Bancorp, Inc.	25,180	1,216,194
ConnectOne Bancorp, Inc.	54,740	1,469,769
County Bancorp, Inc.	7,500	244,950
Customers Bancorp, Inc. *	54,050	1,477,727
CVB Financial Corp.	174,119	4,154,479
Dime Community Bancshares, Inc.	50,600	1,115,730
DNB Financial Corp.	5,800	195,460
Eagle Bancorp, Inc. *	52,980	3,531,117
Entegra Financial Corp. *	10,100	275,225
Enterprise Bancorp, Inc.	14,531	524,569
Enterprise Financial Services Corp.	39,000	1,700,400
Equity Bancshares, Inc., Class A *	18,500	630,665
ESSA Bancorp, Inc.	12,500	202,125
Essent Group Ltd. *	136,600	5,821,892
Evans Bancorp, Inc.	7,900	344,045
Farmers & Merchants Bancorp, Inc.	15,200	562,704
Farmers Capital Bank Corp.	13,815	574,704
Farmers National Banc Corp.	50,500	732,250
FB Financial Corp. *	22,400	915,488
FCB Financial Holdings, Inc., Class A *	58,469	2,730,502
Federal Agricultural Mortgage Corp., Class C	14,300	1,061,632
Fidelity Southern Corp.	34,748	762,024
Financial Institutions, Inc.	22,900	751,120
First BanCorp *	342,600	1,764,390
First Bancorp (North Carolina)	49,088	1,801,530
First Bancorp, Inc.	18,296	571,018
First Busey Corp.	66,776	2,078,069
First Business Financial Services, Inc.	11,600	257,868
First Citizens BancShares, Inc., Class A	12,941	5,241,105
First Commonwealth Financial Corp.	163,829	2,385,350
First Community Bancshares, Inc.	34,300	1,024,541
First Connecticut Bancorp, Inc.	23,900	630,960
First Defiance Financial Corp.	16,300	883,460
First Financial Bancorp	105,289	2,874,390
First Financial Bankshares, Inc.	109,662	5,006,070
First Financial Corp.	17,700	840,750
First Financial Northwest, Inc.	10,300	171,289
First Foundation, Inc. *	51,200	947,712
First Guaranty Bancshares, Inc. (a)	7,200	192,096
First Internet Bancorp	7,900	297,830
First Interstate BancSystem, Inc., Class A	46,008	1,808,114

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
First Merchants Corp.	71,800	3,087,400
First Mid-Illinois Bancshares, Inc.	18,900	729,540
First Midwest Bancorp, Inc.	169,363	3,910,592
First Northwest Bancorp *	15,400	260,568
Flagstar Bancorp, Inc. *	39,100	1,461,167
Flushing Financial Corp.	47,500	1,424,050
FNB Bancorp	8,700	300,585
Franklin Financial Network, Inc. *	23,164	794,525
Fulton Financial Corp.	293,549	5,342,592
German American Bancorp, Inc.	35,700	1,284,486
Glacier Bancorp, Inc.	134,611	5,109,834
Great Southern Bancorp, Inc.	16,300	876,125
Great Western Bancorp, Inc.	101,817	4,132,752
Green Bancorp, Inc. *	39,100	866,065
Greene County Bancorp, Inc. (a)	7,200	215,280
Guaranty Bancorp	38,920	1,107,274
Guaranty Bancshares, Inc.	6,100	174,948
Hancock Holding Co.	144,326	7,035,892
Hanmi Financial Corp.	51,600	1,586,700
HarborOne Bancorp, Inc. *	25,100	489,701
Heartland Financial USA, Inc.	41,300	2,034,025
Heritage Commerce Corp.	67,500	1,038,150
Heritage Financial Corp.	51,945	1,584,323
Hilltop Holdings, Inc.	124,513	2,933,526
Hingham Institution for Savings	2,496	485,971
Home Bancorp, Inc.	11,800	505,512
Home BancShares, Inc.	269,697	6,062,789
HomeStreet, Inc. *	42,222	1,226,549
HomeTrust Bancshares, Inc. *	29,400	771,750
Hope Bancorp, Inc.	226,679	4,182,228
Horizon Bancorp	37,250	1,025,120
Howard Bancorp, Inc. *(a)	15,200	317,680
IBERIABANK Corp.	86,175	6,355,406
Impac Mortgage Holdings, Inc. *	12,642	165,610
Independent Bank Corp., Massachusetts	43,800	3,157,980
Independent Bank Corp., Michigan	33,600	756,000
Independent Bank Group, Inc.	30,000	1,887,000
International Bancshares Corp.	90,360	3,668,616
Investar Holding Corp.	13,900	322,480
Investors Bancorp, Inc.	442,714	6,087,318
Kearny Financial Corp.	144,832	2,179,722
Lakeland Bancorp, Inc.	75,197	1,545,298
Lakeland Financial Corp.	39,000	1,882,920
LCNB Corp.	12,200	248,880
LegacyTexas Financial Group, Inc.	79,500	3,171,255
LendingTree, Inc. *	10,600	2,841,330
Live Oak Bancshares, Inc.	40,000	948,000
Macatawa Bank Corp.	39,500	396,580
MainSource Financial Group, Inc.	42,944	1,618,559
Malvern Bancorp, Inc. *	10,500	283,500
MB Financial, Inc.	140,787	6,467,755
MBT Financial Corp.	27,100	285,905
Mercantile Bank Corp.	25,300	913,330
Meridian Bancorp, Inc.	85,044	1,675,367
Meta Financial Group, Inc.	15,600	1,361,100
MGIC Investment Corp. *	629,945	9,008,213
Middlefield Banc Corp.	4,700	214,085
Midland States Bancorp, Inc.	25,700	833,965
MidSouth Bancorp, Inc.	29,900	391,690
MidWestOne Financial Group, Inc.	18,800	661,948
MutualFirst Financial, Inc.	8,100	313,470
National Bank Holdings Corp., Class A	41,100	1,348,902
National Bankshares, Inc.	9,300	411,990
National Commerce Corp. *	19,632	800,004
Nationstar Mortgage Holdings, Inc. *	55,597	1,082,474
NBT Bancorp, Inc.	76,523	2,918,587
Nicolet Bankshares, Inc. *	14,900	848,406
NMI Holdings, Inc., Class A *	90,100	1,310,955

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Northeast Bancorp	12,600	324,450
Northfield Bancorp, Inc.	76,986	1,313,381
Northrim BanCorp, Inc.	10,000	325,000
Northwest Bancshares, Inc.	159,109	2,684,169
Norwood Financial Corp.	10,200	304,674
OceanFirst Financial Corp.	51,500	1,429,125
Ocwen Financial Corp. *	157,909	551,102
OFG Bancorp	80,900	720,010
Ohio Valley Banc Corp. (a)	7,400	263,440
Old Line Bancshares, Inc.	12,300	370,845
Old National Bancorp	222,609	4,051,484
Old Point Financial Corp.	6,400	207,232
Old Second Bancorp, Inc.	57,224	783,969
Opus Bank *	34,942	904,998
Oritani Financial Corp.	73,550	1,246,673
Orrstown Financial Services, Inc.	18,300	466,650
Pacific Continental Corp.	32,400	907,200
Pacific Mercantile Bancorp *	21,300	199,155
Pacific Premier Bancorp, Inc. *	65,753	2,656,421
Paragon Commercial Corp. *	7,100	408,747
Park National Corp.	22,753	2,498,052
Park Sterling Corp.	85,000	1,068,450
Parke Bancorp, Inc.	9,400	202,570
PCSB Financial Corp. *	28,400	531,648
Peapack-Gladstone Financial Corp.	27,300	947,037
Penns Woods Bancorp, Inc.	11,000	532,620
PennyMac Financial Services, Inc., Class A *	29,800	566,200
People's Utah Bancorp	24,800	771,280
Peoples Bancorp of North Carolina, Inc.	7,500	255,675
Peoples Bancorp, Inc.	28,000	927,360
Peoples Financial Services Corp.	11,100	503,274
PHH Corp. *	85,063	1,123,682
Preferred Bank	22,800	1,407,444
Premier Financial Bancorp, Inc.	17,627	364,879
Provident Bancorp, Inc. *	8,700	206,190
Provident Financial Holdings, Inc.	7,600	146,908
Provident Financial Services, Inc.	109,251	2,971,627
Prudential Bancorp, Inc.	12,900	235,425
QCR Holdings, Inc.	22,062	1,053,461
Radian Group, Inc.	369,340	7,741,366
RBB Bancorp	7,400	185,518
Renasant Corp.	73,266	3,033,212
Republic Bancorp, Inc., Class A	16,100	633,052
Republic First Bancorp, Inc. *	81,400	752,950
Riverview Bancorp, Inc.	32,500	288,600
S&T Bancorp, Inc.	60,681	2,481,246
Sandy Spring Bancorp, Inc.	42,800	1,729,548
Seacoast Banking Corp. of Florida *	76,420	1,894,452
ServisFirst Bancshares, Inc.	77,480	3,177,455
Shore Bancshares, Inc.	18,700	307,802
SI Financial Group, Inc.	13,600	204,000
Sierra Bancorp	21,200	560,952
Simmons First National Corp., Class A	67,307	3,883,614
SmartFinancial, Inc. *	12,700	298,323
South State Corp.	49,963	4,499,168
Southern First Bancshares, Inc. *	8,800	339,240
Southern Missouri Bancorp, Inc.	7,800	288,054
Southern National Bancorp of Virginia, Inc.	35,100	573,183
Southside Bancshares, Inc.	46,231	1,637,040
State Bank Financial Corp.	68,200	1,971,662
Sterling Bancorp	372,130	9,321,856
Stock Yards Bancorp, Inc.	35,430	1,337,483
Summit Financial Group, Inc.	21,790	592,688
Sun Bancorp, Inc.	17,780	450,723
Sunshine Bancorp, Inc. *	12,800	298,880
Territorial Bancorp, Inc.	12,200	385,398
Texas Capital Bancshares, Inc. *	86,400	7,434,720
The Bancorp, Inc. *	81,300	683,733

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
The Bank of N.T. Butterfield & Son Ltd.	89,300	3,335,355
The Community Financial Corp.	7,000	253,470
The First Bancshares, Inc.	14,200	452,980
The First of Long Island Corp.	41,450	1,307,748
Timberland Bancorp, Inc.	10,500	318,255
Tompkins Financial Corp.	26,342	2,294,915
Towne Bank	100,556	3,368,626
TriCo Bancshares	35,500	1,470,410
TriState Capital Holdings, Inc. *	34,900	790,485
Triumph Bancorp, Inc. *	29,300	908,300
TrustCo Bank Corp.	177,355	1,627,232
Trustmark Corp.	111,477	3,672,052
Two River Bancorp	12,900	250,260
UMB Financial Corp.	77,600	5,705,928
Umpqua Holdings Corp.	376,388	7,700,898
Union Bankshares Corp.	77,368	2,669,970
Union Bankshares, Inc. (a)	5,900	290,280
United Bankshares, Inc.	168,456	6,055,993
United Community Banks, Inc.	125,100	3,430,242
United Community Financial Corp.	93,600	863,928
United Financial Bancorp, Inc.	90,007	1,648,028
United Security Bancshares	23,200	218,080
Unity Bancorp, Inc.	13,800	272,550
Univest Corp. of Pennsylvania	45,175	1,323,628
Valley National Bancorp	448,270	5,155,105
Veritex Holdings, Inc. *	25,500	672,180
Walker & Dunlop, Inc. *	47,945	2,631,701
Washington Federal, Inc.	148,601	5,171,315
Washington Trust Bancorp, Inc.	24,100	1,337,550
WashingtonFirst Bankshares, Inc.	18,200	635,908
Waterstone Financial, Inc.	45,557	874,694
WesBanco, Inc.	70,795	2,860,118
West Bancorp, Inc.	28,900	706,605
Westamerica Bancorp	43,900	2,556,297
Western New England Bancorp, Inc.	39,100	412,505
Wintrust Financial Corp.	95,366	7,752,302
WSFS Financial Corp.	50,300	2,499,910
Xenith Bankshares, Inc. *	12,710	406,466
		449,492,046

Capital Goods 9.9%
AAON, Inc.	68,187	2,386,545
AAR Corp.	55,520	2,159,173
Actuant Corp., Class A	102,623	2,616,887
Advanced Drainage Systems, Inc.	61,715	1,206,528
Aegion Corp. *	54,400	1,266,976
Aerojet Rocketdyne Holdings, Inc. *	119,500	3,773,810
Aerovironment, Inc. *	36,400	1,862,224
Aircastle Ltd.	77,600	1,804,976
Alamo Group, Inc.	15,800	1,666,900
Albany International Corp., Class A	47,500	2,866,625
Allied Motion Technologies, Inc.	14,974	425,262
Altra Industrial Motion Corp.	48,100	2,303,990
Ameresco, Inc., Class A *	52,600	405,020
American Railcar Industries, Inc. (a)	11,431	454,954
American Woodmark Corp. *	24,300	2,347,380
Apogee Enterprises, Inc.	46,500	2,219,445
Applied Industrial Technologies, Inc.	64,110	4,080,601
Argan, Inc.	26,100	1,794,375
Armstrong Flooring, Inc. *	45,700	676,360
Astec Industries, Inc.	39,095	2,030,985
Astronics Corp. *	36,792	1,265,645
Atkore International Group, Inc. *	54,100	1,044,671
Axon Enterprise, Inc. *(a)	90,000	2,067,300
AZZ, Inc.	42,200	2,017,160
Babcock & Wilcox Enterprises, Inc. *(a)	84,000	367,920
Barnes Group, Inc.	85,240	5,548,272

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Beacon Roofing Supply, Inc. *	116,182	6,437,645
Blue Bird Corp. *	7,000	144,550
BMC Stock Holdings, Inc. *	108,300	2,323,035
Briggs & Stratton Corp.	69,593	1,753,744
Builders FirstSource, Inc. *	162,400	2,926,448
Caesarstone Ltd. *	36,900	1,044,270
CAI International, Inc. *	25,900	958,818
Chart Industries, Inc. *	54,702	2,379,537
Chicago Bridge & Iron Co., N.V. (a)	167,700	2,337,738
CIRCOR International, Inc.	29,500	1,296,525
Columbus McKinnon Corp.	36,300	1,436,028
Comfort Systems USA, Inc.	62,300	2,759,890
Commercial Vehicle Group, Inc. *	42,400	344,288
Continental Building Products, Inc. *	68,644	1,832,795
CSW Industrials, Inc. *	25,700	1,260,585
Cubic Corp.	42,015	2,291,918
Curtiss-Wright Corp.	75,740	8,956,255
DMC Global, Inc.	22,100	480,675
Douglas Dynamics, Inc.	35,800	1,501,810
Ducommun, Inc. *	21,000	692,370
DXP Enterprises, Inc. *	24,700	792,129
Dycom Industries, Inc. *	51,757	4,545,817
EMCOR Group, Inc.	103,097	8,300,339
Encore Wire Corp.	37,295	1,683,869
Energous Corp. *(a)	35,700	350,217
Energy Recovery, Inc. *	53,600	413,256
EnerSys	74,574	5,173,198
Engility Holdings, Inc. *	28,234	950,639
EnPro Industries, Inc.	37,900	3,173,746
EnviroStar, Inc. (a)	7,900	210,930
ESCO Technologies, Inc.	44,869	2,600,159
Esterline Technologies Corp. *	44,442	4,215,324
Federal Signal Corp.	103,400	2,207,590
Foundation Building Materials, Inc. *	24,400	328,180
Franklin Electric Co., Inc.	82,936	3,773,588
FreightCar America, Inc.	17,700	331,344
GATX Corp.	66,900	3,974,529
Gencor Industries, Inc. *	11,550	209,055
Generac Holdings, Inc. *	104,725	5,455,125
General Cable Corp.	84,076	1,761,392
Gibraltar Industries, Inc. *	55,000	1,828,750
Global Brass & Copper Holdings, Inc.	35,900	1,256,500
GMS, Inc. *	47,700	1,624,185
Graham Corp.	15,200	292,904
Granite Construction, Inc.	66,400	4,229,016
Great Lakes Dredge & Dock Corp. *	122,800	626,280
Griffon Corp.	48,800	1,100,440
H&E Equipment Services, Inc.	52,600	1,732,644
Hardinge, Inc.	18,000	297,720
Harsco Corp. *	138,200	2,936,750
HC2 Holdings, Inc. *	85,100	462,093
Herc Holdings, Inc. *	40,200	1,948,092
Hillenbrand, Inc.	109,800	4,342,590
Hurco Cos., Inc.	8,600	384,850
Huttig Building Products, Inc. *	40,100	269,472
Hyster-Yale Materials Handling, Inc.	18,154	1,424,907
IES Holdings, Inc. *	12,900	241,230
Insteel Industries, Inc.	33,500	855,925
JELD-WEN Holding, Inc. *	95,900	3,536,792
John Bean Technologies Corp.	54,633	5,840,268
Kadant, Inc.	18,500	2,101,600
Kaman Corp.	47,755	2,671,415
KBR, Inc.	238,100	4,673,903
Kennametal, Inc.	136,000	5,936,400
KLX, Inc. *	88,594	4,860,267
Kratos Defense & Security Solutions, Inc. *	125,900	1,515,836
L.B. Foster Co., Class A	14,200	353,580
Lawson Products, Inc. *	8,900	223,835

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Layne Christensen Co. *	30,400	401,584
Lindsay Corp.	17,866	1,635,811
LSI Industries, Inc.	34,500	239,775
Lydall, Inc. *	30,900	1,786,020
Masonite International Corp. *	51,500	3,455,650
MasTec, Inc. *	117,173	5,102,884
Mercury Systems, Inc. *	80,901	4,083,073
Meritor, Inc. *	139,938	3,639,787
Milacron Holdings Corp. *	96,400	1,730,380
Miller Industries, Inc.	15,800	446,350
Moog, Inc., Class A *	53,157	4,665,058
MRC Global, Inc. *	159,478	2,735,048
Mueller Industries, Inc.	97,169	3,376,623
Mueller Water Products, Inc., Class A	264,500	3,158,130
MYR Group, Inc. *	23,800	758,982
National Presto Industries, Inc.	8,500	993,650
Navistar International Corp. *	85,407	3,613,570
NCI Building Systems, Inc. *	67,700	1,079,815
Nexeo Solutions, Inc. *	43,100	318,509
NN, Inc.	46,617	1,377,532
Northwest Pipe Co. *	15,700	286,368
NOW, Inc. *	184,200	2,306,184
NV5 Global, Inc. *	13,100	761,110
Omega Flex, Inc.	5,672	365,787
Orion Group Holdings, Inc. *	50,600	364,320
Park-Ohio Holdings Corp.	15,186	716,020
Patrick Industries, Inc. *	27,200	2,529,600
PGT Innovations, Inc. *	78,800	1,111,080
Plug Power, Inc. *(a)	410,300	1,169,355
Ply Gem Holdings, Inc. *	32,400	547,560
Powell Industries, Inc.	13,000	376,740
Preformed Line Products Co.	6,400	455,104
Primoris Services Corp.	65,000	1,837,550
Proto Labs, Inc. *	41,400	3,612,150
Quanex Building Products Corp.	60,204	1,321,478
Raven Industries, Inc.	62,600	2,106,490
RBC Bearings, Inc. *	39,500	4,890,890
REV Group, Inc.	38,200	985,560
Revolution Lighting Technologies, Inc. *(a)	27,500	152,900
Rexnord Corp. *	182,850	4,666,332
Rush Enterprises, Inc., Class A *	50,387	2,558,652
Rush Enterprises, Inc., Class B *	10,000	475,900
Simpson Manufacturing Co., Inc.	72,494	4,040,816
SiteOne Landscape Supply, Inc. *	59,400	3,772,494
Spartan Motors, Inc.	64,100	1,035,215
Sparton Corp. *	14,600	340,034
SPX Corp. *	70,200	2,056,158
SPX FLOW, Inc. *	69,200	2,853,116
Standex International Corp.	22,400	2,319,520
Sterling Construction Co., Inc. *	42,800	763,980
Sun Hydraulics Corp.	42,550	2,447,902
Sunrun, Inc. *(a)	143,300	822,542
Tennant Co.	31,876	2,210,601
Textainer Group Holdings Ltd. *	41,431	809,976
The Eastern Co.	9,200	265,880
The ExOne Co. *(a)	20,400	216,852
The Gorman-Rupp Co.	29,031	928,411
The Greenbrier Cos., Inc.	46,301	2,416,912
The KeyW Holding Corp. *	101,600	767,080
The Manitowoc Co., Inc. *	207,300	1,973,496
Thermon Group Holdings, Inc. *	56,200	1,208,862
Titan International, Inc.	78,700	766,538
Titan Machinery, Inc. *	34,000	506,260
TPI Composites, Inc. *	21,400	536,070
Trex Co., Inc. *	51,078	5,590,487
TriMas Corp. *	81,100	2,153,205
Triton International Ltd. *	78,100	3,116,190
Triumph Group, Inc.	82,200	2,552,310

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Tutor Perini Corp. *	65,330	1,842,306
Twin Disc, Inc. *	14,700	313,845
Universal Forest Products, Inc.	33,162	3,743,990
Vectrus, Inc. *	17,747	541,461
Veritiv Corp. *	19,076	613,293
Vicor Corp. *	26,200	564,610
Vivint Solar, Inc. *(a)	27,000	101,250
Wabash National Corp.	96,100	2,162,250
Watts Water Technologies, Inc., Class A	49,811	3,357,261
Wesco Aircraft Holdings, Inc. *	114,000	1,031,700
Willis Lease Finance Corp. *	6,500	163,085
Woodward, Inc.	91,258	7,056,981
		347,995,878

Commercial & Professional Services 3.7%
ABM Industries, Inc.	94,909	3,983,331
Acacia Research Corp. *	70,000	315,000
ACCO Brands Corp. *	185,185	2,416,664
Advanced Disposal Services, Inc. *	71,200	1,774,304
Aqua Metals, Inc. *(a)	32,800	130,544
ARC Document Solutions, Inc. *	64,500	285,090
Barrett Business Services, Inc.	13,500	820,665
BG Staffing, Inc.	11,000	185,680
Brady Corp., Class A	84,229	3,204,913
Casella Waste Systems, Inc., Class A *	70,800	1,306,968
CBIZ, Inc. *	89,200	1,511,940
CECO Environmental Corp.	50,352	441,587
Cogint, Inc. *(a)	24,100	109,655
Covanta Holding Corp.	211,400	3,403,540
CRA International, Inc.	14,500	612,770
Deluxe Corp.	82,372	5,737,210
Ennis, Inc.	47,200	951,080
Essendant, Inc.	57,734	558,865
Exponent, Inc.	44,300	3,271,555
Forrester Research, Inc.	16,017	699,943
Franklin Covey Co. *	17,900	347,260
FTI Consulting, Inc. *	69,400	2,966,850
GP Strategies Corp. *	20,376	591,923
Healthcare Services Group, Inc.	120,452	6,370,706
Heidrick & Struggles International, Inc.	29,800	740,530
Heritage-Crystal Clean, Inc. *	28,300	553,265
Herman Miller, Inc.	105,400	3,541,440
Hill International, Inc. *	50,500	267,650
HNI Corp.	75,489	2,583,234
Hudson Technologies, Inc. *	59,700	353,424
Huron Consulting Group, Inc. *	35,052	1,282,903
ICF International, Inc. *	32,200	1,729,140
InnerWorkings, Inc. *	78,600	855,168
Insperity, Inc.	30,226	2,868,447
Interface, Inc.	104,500	2,382,600
Kelly Services, Inc., Class A	55,323	1,455,548
Kforce, Inc.	39,800	833,810
Kimball International, Inc., Class B	58,299	1,117,592
Knoll, Inc.	80,803	1,714,640
Korn/Ferry International	88,161	3,687,775
LSC Communications, Inc.	55,400	896,372
Matthews International Corp., Class A	53,059	3,334,758
McGrath RentCorp	38,235	1,709,104
Mistras Group, Inc. *	25,914	544,453
Mobile Mini, Inc.	73,868	2,445,031
MSA Safety, Inc.	55,689	4,427,275
Multi-Color Corp.	23,700	1,959,990
Navigant Consulting, Inc. *	90,748	1,570,848
NL Industries, Inc. *	25,000	325,000
On Assignment, Inc. *	86,539	5,297,918
Pendrell Corp. *	30,100	195,048
Quad Graphics, Inc.	55,000	1,253,450

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Resources Connection, Inc.	50,450	794,588
RPX Corp. *	75,700	985,614
RR Donnelley & Sons Co.	117,400	1,080,080
SP Plus Corp. *	31,000	1,201,250
Steelcase, Inc., Class A	143,642	2,089,991
Team, Inc. *	46,613	573,340
Tetra Tech, Inc.	96,661	4,760,554
The Advisory Board Co. *	68,838	3,712,089
The Brink's Co.	78,600	5,981,460
TriNet Group, Inc. *	72,046	2,501,437
TrueBlue, Inc. *	72,476	1,964,100
UniFirst Corp.	25,806	4,064,445
US Ecology, Inc.	37,800	1,797,390
Viad Corp.	33,696	1,956,053
VSE Corp.	14,800	726,680
WageWorks, Inc. *	66,800	4,258,500
Willdan Group, Inc. *	12,400	372,744
		130,744,771

Consumer Durables & Apparel 2.6%
Acushnet Holdings Corp. (a)	37,500	692,625
American Outdoor Brands Corp. *	95,500	1,368,515
AV Homes, Inc. *	24,200	402,930
Bassett Furniture Industries, Inc.	14,909	578,469
Beazer Homes USA, Inc. *	57,840	1,213,483
Callaway Golf Co.	166,569	2,403,591
Cavco Industries, Inc. *	14,500	2,275,050
Century Communities, Inc. *	30,130	860,211
Clarus Corp. *	34,800	254,040
Columbia Sportswear Co.	49,300	3,075,334
Crocs, Inc. *	126,800	1,293,360
CSS Industries, Inc.	13,400	401,732
Culp, Inc.	21,800	691,060
Deckers Outdoor Corp. *	56,371	3,846,757
Delta Apparel, Inc. *	11,000	230,230
Escalade, Inc.	14,500	179,075
Ethan Allen Interiors, Inc.	43,179	1,284,575
Flexsteel Industries, Inc.	13,700	688,699
Fossil Group, Inc. *	64,400	507,472
G-III Apparel Group Ltd. *	72,210	1,829,801
GoPro, Inc., Class A *(a)	180,600	1,883,658
Green Brick Partners, Inc. *	35,840	388,864
Hamilton Beach Brands Holding Co., Class A *	16,154	626,291
Helen of Troy Ltd. *	47,683	4,429,751
Hooker Furniture Corp.	18,434	873,772
Hovnanian Enterprises, Inc., Class A *	218,000	527,560
Iconix Brand Group, Inc. *	105,800	173,512
Installed Building Products, Inc. *	38,171	2,660,519
iRobot Corp. *	44,845	3,013,136
Johnson Outdoors, Inc., Class A	8,500	639,285
KB Home	142,700	3,914,261
La-Z-Boy, Inc.	79,200	2,134,440
LGI Homes, Inc. *(a)	30,400	1,834,032
Libbey, Inc.	34,479	235,836
Lifetime Brands, Inc.	20,300	378,595
M.D.C. Holdings, Inc.	68,307	2,530,091
M/I Homes, Inc. *	41,000	1,369,400
Malibu Boats, Inc., Class A *	37,961	1,184,383
Marine Products Corp.	13,700	196,869
MCBC Holdings, Inc. *	29,900	683,813
Meritage Homes Corp. *	63,985	3,116,069
Movado Group, Inc.	25,000	692,500
Nautilus, Inc. *	50,200	652,600
Oxford Industries, Inc.	28,296	1,827,922
Perry Ellis International, Inc. *	22,300	519,367
PICO Holdings, Inc. *	39,800	752,220
Sequential Brands Group, Inc. *	60,752	157,955

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Steven Madden Ltd. *	101,176	3,945,864
Sturm, Ruger & Co., Inc. (a)	29,000	1,436,950
Superior Uniform Group, Inc.	18,527	434,829
Taylor Morrison Home Corp., Class A *	124,800	3,013,920
The New Home Co., Inc. *	16,549	192,465
TopBuild Corp. *	64,000	4,223,360
TRI Pointe Group, Inc. *	262,700	4,647,163
Unifi, Inc. *	26,500	1,008,325
Universal Electronics, Inc. *	24,700	1,482,000
Vera Bradley, Inc. *	31,500	226,800
Vista Outdoor, Inc. *	103,000	2,153,730
William Lyon Homes, Class A *	39,800	1,104,450
Wolverine World Wide, Inc.	157,747	4,306,493
ZAGG, Inc. *	42,121	659,194
		90,309,253

Consumer Services 3.9%
Adtalem Global Education, Inc.	105,884	3,912,414
American Public Education, Inc. *	25,200	504,000
Ascent Capital Group, Inc., Class A *	14,700	165,375
Belmond Ltd., Class A *	147,500	1,939,625
Biglari Holdings, Inc. *	1,710	611,222
BJ's Restaurants, Inc. *	37,000	1,172,900
Bloomin' Brands, Inc.	156,013	2,773,911
Bojangles', Inc. *	30,750	376,687
Boyd Gaming Corp.	138,600	4,051,278
Bridgepoint Education, Inc. *	34,700	335,896
Brinker International, Inc.	90,000	2,764,800
Buffalo Wild Wings, Inc. *	26,379	3,117,998
Caesars Entertainment Corp. *	226,962	2,939,158
Cambium Learning Group, Inc. *	18,000	110,160
Capella Education Co.	21,000	1,710,450
Career Education Corp. *	109,600	1,170,528
Carriage Services, Inc.	27,800	720,020
Carrols Restaurant Group, Inc. *	66,500	748,125
Century Casinos, Inc. *	32,600	268,950
Chegg, Inc. *	159,500	2,473,845
Churchill Downs, Inc.	22,614	4,716,150
Chuy's Holdings, Inc. *	27,800	625,500
Collectors Universe, Inc.	10,100	250,076
Cracker Barrel Old Country Store, Inc. (a)	33,716	5,264,079
Dave & Buster's Entertainment, Inc. *	70,068	3,377,278
Del Frisco's Restaurant Group, Inc. *	36,200	503,180
Del Taco Restaurants, Inc. *	61,600	781,704
Denny's Corp. *	118,900	1,554,023
DineEquity, Inc.	31,397	1,494,811
Drive Shack, Inc.	113,000	412,450
El Pollo Loco Holdings, Inc. *	46,700	537,050
Eldorado Resorts, Inc. *	82,669	2,124,593
Empire Resorts, Inc. *(a)	4,421	98,588
Fiesta Restaurant Group, Inc. *	41,000	678,550
Fogo De Chao, Inc. *	18,500	204,425
Golden Entertainment, Inc. *	17,200	458,896
Grand Canyon Education, Inc. *	80,875	7,239,121
Houghton Mifflin Harcourt Co. *	174,294	1,725,511
ILG, Inc.	182,200	5,405,874
International Speedway Corp., Class A	43,500	1,689,975
J Alexander's Holdings, Inc. *	21,043	220,951
Jack in the Box, Inc.	51,408	5,321,242
K12, Inc. *	58,449	948,043
La Quinta Holdings, Inc. *	144,302	2,542,601
Laureate Education, Inc., Class A *	59,300	792,841
Liberty Tax, Inc.	11,700	152,685
Lindblad Expeditions Holdings, Inc. *	37,700	404,144
Marriott Vacations Worldwide Corp.	37,585	4,946,938
Monarch Casino & Resort, Inc. *	17,800	794,058
Nathan's Famous, Inc. *	4,700	381,170

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Papa John's International, Inc.	47,211	3,212,709
Penn National Gaming, Inc. *	148,300	3,869,147
Pinnacle Entertainment, Inc. *	89,247	2,308,820
Planet Fitness, Inc., Class A	147,500	3,929,400
Potbelly Corp. *	37,700	454,285
RCI Hospitality Holdings, Inc.	16,000	440,800
Red Lion Hotels Corp. *	22,200	195,360
Red Robin Gourmet Burgers, Inc. *	21,700	1,484,280
Red Rock Resorts, Inc., Class A	113,400	2,793,042
Regis Corp. *	56,000	836,080
Ruby Tuesday, Inc. *	75,100	177,987
Ruth's Hospitality Group, Inc.	50,500	1,065,550
Scientific Games Corp., Class A *	91,300	4,345,880
SeaWorld Entertainment, Inc. (a)	112,723	1,294,060
Shake Shack, Inc., Class A *(a)	37,100	1,408,316
Sonic Corp. (a)	66,601	1,691,665
Sotheby's *	66,400	3,440,848
Speedway Motorsports, Inc.	17,384	346,811
Strayer Education, Inc.	18,400	1,724,632
Texas Roadhouse, Inc.	113,896	5,695,939
The Cheesecake Factory, Inc.	76,667	3,430,082
The Habit Restaurants, Inc., Class A *	37,211	457,695
The Marcus Corp.	33,300	904,095
Weight Watchers International, Inc. *	47,000	2,111,240
Wingstop, Inc.	49,100	1,663,017
Zoe's Kitchen, Inc. *	30,502	374,565
		137,170,154

Diversified Financials 2.9%
AG Mortgage Investment Trust, Inc.	54,000	1,015,740
Anworth Mortgage Asset Corp.	149,900	837,941
Apollo Commercial Real Estate Finance, Inc.	187,143	3,381,674
Ares Commercial Real Estate Corp.	41,900	543,862
Arlington Asset Investment Corp., Class A	37,800	433,566
ARMOUR Residential REIT, Inc.	72,629	1,819,356
Artisan Partners Asset Management, Inc., Class A	73,400	2,524,960
Associated Capital Group, Inc., Class A	9,700	359,870
B. Riley Financial, Inc.	38,302	637,728
Capstead Mortgage Corp.	159,829	1,409,692
Cherry Hill Mortgage Investment Corp.	19,100	347,811
Cohen & Steers, Inc.	37,128	1,614,697
Cowen, Inc., *	42,475	637,125
CYS Investments, Inc.	267,461	2,139,688
Diamond Hill Investment Group, Inc.	5,800	1,229,194
Donnelley Financial Solutions, Inc. *	58,700	1,262,050
Dynex Capital, Inc.	77,200	540,400
Elevate Credit, Inc. *	24,400	191,052
Ellington Residential Mortgage REIT	14,200	189,996
Encore Capital Group, Inc. *	43,300	2,011,285
Enova International, Inc. *	58,036	861,835
Evercore, Inc., Class A	67,700	5,422,770
EZCORP, Inc., Class A *	77,400	793,350
Financial Engines, Inc.	97,100	3,505,310
FirstCash, Inc.	81,627	5,211,884
FNFV Group *	111,036	1,915,371
GAIN Capital Holdings, Inc.	70,000	516,600
GAMCO Investors, Inc., Class A	9,700	280,912
Granite Point Mortgage Trust, Inc.	18,800	348,740
Great Ajax Corp.	19,800	280,170
Green Dot Corp., Class A *	78,341	4,435,667
Greenhill & Co., Inc.	49,529	906,381
Hamilton Lane, Inc., Class A	21,500	591,035
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,645	2,036,559
Houlihan Lokey, Inc.	41,400	1,723,482
INTL. FCStone, Inc. *	25,100	1,041,901
Invesco Mortgage Capital, Inc.	190,106	3,273,625
Investment Technology Group, Inc.	62,265	1,461,359

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
KKR Real Estate Finance Trust, Inc.	16,700	337,674
Ladder Capital Corp.	135,955	1,827,235
Ladenburg Thalmann Financial Services, Inc.	142,600	436,356
LendingClub Corp. *	528,700	3,008,303
Marlin Business Services Corp.	11,600	254,040
Medley Management, Inc., Class A	14,400	81,360
Moelis & Co., Class A	53,624	2,292,426
MTGE Investment Corp.	76,700	1,388,270
Nelnet, Inc., Class A	34,800	2,037,192
New York Mortgage Trust, Inc.	175,200	1,056,456
NewStar Financial, Inc.	54,900	674,172
OM Asset Management plc	131,500	2,009,320
On Deck Capital, Inc. *	74,200	365,806
Oppenheimer Holdings, Inc., Class A	13,800	300,150
Orchid Island Capital, Inc. (a)	79,659	793,404
Owens Realty Mortgage, Inc.	14,500	260,420
PennyMac Mortgage Investment Trust	120,621	1,937,173
Piper Jaffray Cos.	23,729	1,734,590
PJT Partners, Inc., Class A	31,900	1,231,340
PRA Group, Inc. *	77,981	2,175,670
Pzena Investment Management, Inc., Class A	27,100	319,780
Redwood Trust, Inc.	137,700	2,163,267
Regional Management Corp. *	15,700	387,633
Resource Capital Corp.	49,037	503,120
Safeguard Scientifics, Inc. *	36,500	514,650
Silvercrest Asset Management Group, Inc., Class A	9,800	159,740
Stifel Financial Corp.	111,710	5,923,981
Sutherland Asset Management Corp.	28,000	438,200
Tiptree, Inc.	55,800	371,070
TPG RE Finance Trust, Inc.	28,000	546,560
Virtu Financial, Inc., Class A (a)	38,771	548,610
Virtus Investment Partners, Inc.	11,100	1,292,040
Waddell & Reed Financial, Inc., Class A	147,300	2,753,037
Western Asset Mortgage Capital Corp.	78,856	794,080
Westwood Holdings Group, Inc.	14,900	967,010
Wins Finance Holdings, Inc. *(a)(d)	2,000	285,600
WisdomTree Investments, Inc.	191,400	2,122,626
World Acceptance Corp. *	8,900	778,750
		102,805,749

Energy 3.6%
Abraxas Petroleum Corp. *	328,400	699,492
Adams Resources & Energy, Inc.	2,900	124,526
Approach Resources, Inc. *(a)	74,500	173,585
Arch Coal, Inc., Class A	36,400	2,781,688
Archrock, Inc.	117,228	1,406,736
Ardmore Shipping Corp. *	46,500	385,950
Basic Energy Services, Inc. *	29,400	554,484
Bill Barrett Corp. *	145,798	718,784
Bonanza Creek Energy, Inc. *	33,900	1,146,837
Bristow Group, Inc.	56,862	536,777
C&J Energy Services, Inc. *	77,500	2,207,975
California Resources Corp. *(a)	71,800	791,954
Callon Petroleum Co. *	336,200	3,728,458
CARBO Ceramics, Inc. *(a)	46,400	384,192
Carrizo Oil & Gas, Inc. *	137,911	2,439,646
Clean Energy Fuels Corp. *	213,938	502,754
Cloud Peak Energy, Inc. *	124,500	529,125
Contango Oil & Gas Co. *	35,000	139,650
CVR Energy, Inc. (a)	24,800	680,760
Delek US Holdings, Inc.	129,032	3,361,284
Denbury Resources, Inc. *	678,600	834,678
DHT Holdings, Inc.	135,900	535,446
Diamond Offshore Drilling, Inc. *(a)	107,500	1,798,475
Dorian LPG Ltd. *	42,703	305,326
Dril-Quip, Inc. *	62,400	2,627,040
Earthstone Energy, Inc., Class A *(a)	38,800	312,340

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Eclipse Resources Corp. *	181,300	402,486
Energy XXI Gulf Coast, Inc. *	49,500	423,225
Ensco plc, Class A	759,193	4,092,050
EP Energy Corp., Class A *(a)	60,500	163,350
Era Group, Inc. *	28,700	308,812
Evolution Petroleum Corp.	46,800	346,320
Exterran Corp. *	60,314	1,946,333
Fairmount Santrol Holdings, Inc. *(a)	260,153	1,121,259
Forum Energy Technologies, Inc. *	116,955	1,684,152
Frank's International N.V. (a)	83,100	549,291
Frontline Ltd. (a)	126,963	773,205
GasLog Ltd.	73,800	1,273,050
Gastar Exploration, Inc. *(a)	300,000	246,000
Gener8 Maritime, Inc. *	95,100	438,411
Geospace Technologies Corp. *	23,862	358,407
Golar LNG Ltd.	159,100	3,361,783
Green Plains, Inc.	71,500	1,315,600
Gulf Island Fabrication, Inc.	23,400	307,710
Halcon Resources Corp. *	226,600	1,491,028
Hallador Energy Co.	28,100	145,558
Helix Energy Solutions Group, Inc. *	254,707	1,737,102
Independence Contract Drilling, Inc. *	46,000	149,040
International Seaways, Inc. *	54,098	1,089,534
Isramco, Inc. *	1,400	159,040
Jagged Peak Energy, Inc. *	104,200	1,447,338
Jones Energy, Inc., Class A *(a)	100,000	128,000
Keane Group, Inc. *	52,500	810,600
Key Energy Services, Inc. *	17,600	187,264
Lilis Energy, Inc. *(a)	71,700	357,066
Mammoth Energy Services, Inc. *	14,200	280,166
Matador Resources Co. *	150,162	3,986,801
Matrix Service Co. *	39,700	559,770
McDermott International, Inc. *	497,785	3,295,337
Midstates Petroleum Co., Inc. *	17,900	272,975
NACCO Industries, Inc., Class A	8,077	336,003
Natural Gas Services Group, Inc. *	20,500	569,900
Navios Maritime Acquisition Corp.	120,600	150,750
NCS Multistage Holdings, Inc. *	18,000	392,040
Newpark Resources, Inc. *	153,310	1,341,463
Noble Corp. plc *	408,000	1,697,280
Nordic American Tankers Ltd. (a)	175,400	778,776
Oasis Petroleum, Inc. *	390,510	3,690,320
Oil States International, Inc. *	84,500	1,947,725
Overseas Shipholding Group, Inc., Class A *	85,400	202,398
Pacific Ethanol, Inc. *	65,500	314,400
Panhandle Oil & Gas, Inc., Class A	32,500	784,875
Par Pacific Holdings, Inc. *	54,038	1,134,258
Parker Drilling Co. *	181,265	190,328
PDC Energy, Inc. *	116,203	5,918,219
Peabody Energy Corp. *	102,000	3,150,780
Penn Virginia Corp. *	23,800	927,486
PHI, Inc. - Non Voting Shares *	19,572	228,797
Pioneer Energy Services Corp. *	118,500	225,150
ProPetro Holding Corp. *	41,600	633,568
Ranger Energy Services, Inc. *	14,300	165,880
Renewable Energy Group, Inc. *	64,600	781,660
Resolute Energy Corp. *	36,300	1,090,089
REX American Resources Corp. *	10,500	925,890
RigNet, Inc. *	26,200	457,190
Ring Energy, Inc. *	89,300	1,143,933
Rowan Cos. plc, Class A *	196,100	2,810,113
Sanchez Energy Corp. *(a)	105,053	454,879
SandRidge Energy, Inc. *	58,100	1,090,537
Scorpio Tankers, Inc.	377,002	1,342,127
SEACOR Holdings, Inc. *	25,700	1,213,040
SEACOR Marine Holdings, Inc. *	25,839	365,622
Select Energy Services, Inc., Class A *	15,800	257,224
SemGroup Corp., Class A	111,803	2,912,468

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Ship Finance International Ltd.	99,500	1,482,550
SilverBow Resources, Inc. *	11,800	265,382
Smart Sand, Inc. *	45,000	323,550
Solaris Oilfield Infrastructure, Inc., Class A *	17,100	272,916
SRC Energy, Inc. *	335,812	3,203,646
Stone Energy Corp. *	32,700	962,034
Superior Energy Services, Inc. *	254,200	2,242,044
Teekay Corp. (a)	108,200	876,420
Teekay Tankers Ltd., Class A (a)	181,000	267,880
Tellurian, Inc. *(a)	92,500	996,225
Tesco Corp. *	77,100	296,835
TETRA Technologies, Inc. *	256,474	728,386
Ultra Petroleum Corp. *	324,900	2,579,706
Unit Corp. *	90,578	1,695,620
Uranium Energy Corp. *(a)	234,500	248,570
US Silica Holdings, Inc.	135,900	4,146,309
W&T Offshore, Inc. *	185,400	580,302
Westmoreland Coal Co. *	46,552	80,768
WildHorse Resource Development Corp. *	35,900	467,059
Willbros Group, Inc. *	69,500	212,670
		126,470,065

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	28,131	655,452
Natural Grocers by Vitamin Cottage, Inc. *	12,600	61,866
Performance Food Group Co. *	143,700	4,066,710
PriceSmart, Inc.	36,600	3,067,080
Smart & Final Stores, Inc. *	37,600	225,600
SpartanNash, Co.	64,933	1,594,105
SUPERVALU, Inc. *	67,933	1,106,629
The Andersons, Inc.	48,123	1,802,206
The Chefs' Warehouse, Inc. *	28,300	564,585
United Natural Foods, Inc. *	88,782	3,442,078
Village Super Market, Inc., Class A	11,600	278,284
Weis Markets, Inc.	15,800	613,514
		17,478,109

Food, Beverage & Tobacco 1.7%
Alico, Inc.	4,700	154,630
Amplify Snack Brands, Inc. *(a)	65,700	419,823
B&G Foods, Inc. (a)	109,757	3,490,273
Bob Evans Farms, Inc.	32,946	2,543,102
Cal-Maine Foods, Inc. *(a)	51,116	2,300,220
Calavo Growers, Inc.	26,288	1,937,426
Castle Brands, Inc. *(a)	148,700	176,953
Coca-Cola Bottling Co. Consolidated	8,400	1,894,704
Craft Brew Alliance, Inc. *	16,200	295,650
Darling Ingredients, Inc. *	284,300	5,188,475
Dean Foods Co.	151,800	1,480,050
Farmer Brothers Co. *	13,700	465,115
Fresh Del Monte Produce, Inc.	56,261	2,504,177
Freshpet, Inc. *	43,850	681,867
Hostess Brands, Inc. *	144,800	1,669,544
J&J Snack Foods Corp.	25,281	3,366,671
John B. Sanfilippo & Son, Inc.	16,000	941,600
Lancaster Colony Corp.	32,856	4,114,228
Landec Corp. *	44,654	591,665
Lifeway Foods, Inc. *	10,100	101,606
Limoneira Co.	17,600	410,960
MGP Ingredients, Inc.	23,147	1,573,070
National Beverage Corp.	20,401	1,997,258
Omega Protein Corp.	39,500	865,050
Primo Water Corp. *	48,200	530,682
Sanderson Farms, Inc.	34,343	5,136,683
Seneca Foods Corp., Class A *	12,400	446,400
Snyder's-Lance, Inc.	147,210	5,539,512

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
The Boston Beer Co., Inc., Class A *	15,500	2,759,775
Tootsie Roll Industries, Inc. (a)	29,935	1,065,686
Turning Point Brands, Inc. *	9,200	161,000
Universal Corp.	43,024	2,467,426
Vector Group Ltd.	167,100	3,472,338
		60,743,619

Health Care Equipment & Services 6.4%
AAC Holdings, Inc. *	22,600	178,992
Abaxis, Inc.	38,200	1,848,880
Accuray, Inc. *	141,000	669,750
Aceto Corp.	46,000	463,220
Addus HomeCare Corp. *	12,500	450,000
Allscripts Healthcare Solutions, Inc. *	302,500	4,077,700
Almost Family, Inc. *	21,100	933,675
Amedisys, Inc. *	47,300	2,275,603
American Renal Associates Holdings, Inc. *	13,500	163,755
AMN Healthcare Services, Inc. *	84,200	3,696,380
Analogic Corp.	22,154	1,778,966
AngioDynamics, Inc. *	72,900	1,237,113
Anika Therapeutics, Inc. *	23,600	1,289,268
Antares Pharma, Inc. *	241,500	439,530
AtriCure, Inc. *	55,000	1,179,200
Atrion Corp.	2,300	1,512,595
AxoGen, Inc. *	51,300	1,054,215
BioScrip, Inc. *	170,400	431,112
BioTelemetry, Inc. *	45,800	1,330,490
Cantel Medical Corp.	60,945	5,977,486
Capital Senior Living Corp. *	44,800	595,840
Cardiovascular Systems, Inc. *	51,700	1,244,419
Castlight Health, Inc., Class B *	125,673	483,841
Cerus Corp. *	160,500	460,635
Chemed Corp.	27,798	6,210,907
Civitas Solutions, Inc. *	23,800	443,870
Community Health Systems, Inc. *	159,200	939,280
Computer Programs & Systems, Inc. (a)	24,100	726,615
ConforMIS, Inc. *	56,000	198,240
CONMED Corp.	49,800	2,600,556
Corindus Vascular Robotics, Inc. *(a)	181,900	207,366
CorVel Corp. *	14,500	870,000
Cotiviti Holdings, Inc. *	61,700	2,169,372
Cross Country Healthcare, Inc. *	62,715	856,060
CryoLife, Inc. *	57,700	1,122,265
Cutera, Inc. *	22,805	896,237
Diplomat Pharmacy, Inc. *	81,188	1,709,007
Endologix, Inc. *	153,537	813,746
Entellus Medical, Inc. *	18,800	318,284
Evolent Health, Inc., Class A *	89,900	1,460,875
Exactech, Inc. *	17,000	711,450
FONAR Corp. *	10,700	341,330
Genesis Healthcare, Inc. *	48,100	46,979
GenMark Diagnostics, Inc. *	90,400	673,480
Glaukos Corp. *	48,000	1,694,880
Globus Medical, Inc., Class A *	116,500	3,712,855
Haemonetics Corp. *	93,500	4,446,860
Halyard Health, Inc. *	80,293	3,384,350
HealthEquity, Inc. *	83,334	4,185,033
HealthSouth Corp.	168,100	7,756,134
HealthStream, Inc. *	41,900	1,024,874
Heska Corp. *	10,591	1,032,623
HMS Holdings Corp. *	139,352	2,681,132
ICU Medical, Inc. *	25,800	4,930,380
Inogen, Inc. *	29,098	2,878,665
Inovalon Holdings, Inc., Class A *	105,200	1,762,100
Insulet Corp. *	99,400	5,845,714
Integer Holdings Corp. *	56,600	2,750,760
Integra LifeSciences Holdings Corp. *	106,196	4,967,849

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Invacare Corp.	50,511	782,921
iRhythm Technologies, Inc. *	23,100	1,176,945
K2M Group Holdings, Inc. *	67,900	1,336,951
Kindred Healthcare, Inc.	144,823	876,179
Lantheus Holdings, Inc. *	53,100	1,056,690
LeMaitre Vascular, Inc.	26,635	852,586
LHC Group, Inc. *	28,600	1,910,766
LivaNova plc *	83,700	6,185,430
Magellan Health, Inc. *	41,368	3,528,690
Masimo Corp. *	76,500	6,713,640
Medidata Solutions, Inc. *	97,500	7,334,925
Meridian Bioscience, Inc.	68,450	1,023,328
Merit Medical Systems, Inc. *	83,800	3,188,590
Molina Healthcare, Inc. *	73,743	5,001,988
NantHealth, Inc. *(a)	43,600	159,140
National HealthCare Corp.	18,188	1,164,032
National Research Corp., Class A	17,500	657,125
Natus Medical, Inc. *	56,500	2,395,600
Neogen Corp. *	64,225	5,150,845
Nevro Corp. *	48,264	4,226,961
Novocure Ltd. *	107,600	2,324,160
NuVasive, Inc. *	87,200	4,946,856
NxStage Medical, Inc. *	112,900	3,042,655
Obalon Therapeutics, Inc. *(a)	17,600	148,368
Omnicell, Inc. *	62,600	3,117,480
OraSure Technologies, Inc. *	98,300	1,941,425
Orthofix International N.V. *	28,200	1,515,186
Owens & Minor, Inc.	103,200	2,535,624
Oxford Immunotec Global plc *	40,500	535,410
Penumbra, Inc. *	48,900	4,916,895
PetIQ, Inc. *	12,700	305,562
PharMerica Corp. *	55,300	1,620,290
Pulse Biosciences, Inc. *(a)	15,300	370,413
Quality Systems, Inc. *	90,100	1,267,707
Quidel Corp. *	47,500	1,945,125
Quotient Ltd. *(a)	46,200	236,082
R1 RCM, Inc. *	167,500	636,500
RadNet, Inc. *	58,700	642,765
Rockwell Medical, Inc. *(a)	78,700	476,922
RTI Surgical, Inc. *	75,200	338,400
Select Medical Holdings Corp. *	184,411	3,531,471
Sientra, Inc. *	25,900	379,694
Simulations Plus, Inc.	19,500	317,850
STAAR Surgical Co. *	66,600	882,450
Surgery Partners, Inc. *	35,400	327,450
Surmodics, Inc. *	26,500	788,375
Tabula Rasa HealthCare, Inc. *	18,300	528,504
Tactile Systems Technology, Inc. *	15,400	441,826
Teladoc, Inc. *	95,500	3,156,275
Tenet Healthcare Corp. *(a)	149,800	2,139,144
The Ensign Group, Inc.	79,500	1,834,860
The Providence Service Corp. *	21,100	1,173,160
Tivity Health, Inc. *	60,600	2,802,750
Triple-S Management Corp., Class B *	38,900	933,989
U.S. Physical Therapy, Inc.	19,300	1,311,435
Utah Medical Products, Inc.	5,200	392,080
Varex Imaging Corp. *	62,600	2,151,562
ViewRay, Inc. *(a)	49,900	343,811
Viveve Medical, Inc. *(a)	26,200	143,052
Vocera Communications, Inc. *	44,200	1,247,324
Wright Medical Group N.V. *	179,261	4,698,431
		227,255,443

Household & Personal Products 0.4%
Central Garden & Pet Co. *	15,400	587,972
Central Garden & Pet Co., Class A *	64,100	2,365,931
elf Beauty, Inc. *(a)	34,300	726,817

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
HRG Group, Inc. *	202,300	3,281,306
Inter Parfums, Inc.	30,100	1,393,630
Medifast, Inc.	17,579	1,096,929
Natural Health Trends Corp. (a)	12,400	238,824
Nature's Sunshine Products, Inc.	15,000	148,500
Oil-Dri Corp. of America	6,887	289,323
Orchids Paper Products Co. (a)	15,900	195,252
Revlon, Inc., Class A *(a)	18,602	418,545
USANA Health Sciences, Inc. *	19,400	1,274,580
WD-40 Co.	23,900	2,649,315
		14,666,924

Insurance 2.5%
Ambac Financial Group, Inc. *	82,100	1,336,588
American Equity Investment Life Holding Co.	146,264	4,316,251
AMERISAFE, Inc.	34,735	2,247,355
AmTrust Financial Services, Inc.	142,000	1,783,520
Argo Group International Holdings Ltd.	50,631	3,187,221
Atlas Financial Holdings, Inc. *	16,900	333,775
Baldwin & Lyons, Inc., Class B	13,000	298,350
Blue Capital Reinsurance Holdings Ltd.	9,100	120,575
Citizens, Inc. *(a)	80,500	610,190
CNO Financial Group, Inc.	287,368	6,888,211
Crawford & Co., Class B	20,800	245,024
Donegal Group, Inc., Class A	10,400	178,256
eHealth, Inc. *	22,400	568,512
EMC Insurance Group, Inc.	14,300	421,278
Employers Holdings, Inc.	55,300	2,637,810
Enstar Group Ltd. *	19,194	4,372,393
FBL Financial Group, Inc., Class A	16,468	1,273,800
Federated National Holding Co.	20,246	310,574
Fidelity & Guaranty Life (a)	19,200	597,120
Genworth Financial, Inc., Class A *	865,600	2,865,136
Global Indemnity Ltd. *	14,755	619,267
Greenlight Capital Re Ltd., Class A *	50,689	1,117,692
Hallmark Financial Services, Inc. *	21,200	245,708
HCI Group, Inc.	13,800	516,948
Health Insurance Innovations, Inc., Class A *(a)	26,700	574,050
Heritage Insurance Holdings, Inc. (a)	40,462	649,011
Horace Mann Educators Corp.	67,678	2,964,296
Independence Holding Co.	11,248	305,383
Infinity Property & Casualty Corp.	18,092	1,706,980
Investors Title Co.	2,200	417,340
James River Group Holdings Ltd.	37,400	1,582,768
Kemper Corp.	70,514	4,519,947
Kingstone Cos., Inc.	14,700	238,140
Kinsale Capital Group, Inc.	23,700	1,028,106
Maiden Holdings Ltd.	124,800	1,029,600
MBIA, Inc. *(a)	214,184	1,552,834
National General Holdings Corp.	83,300	1,680,994
National Western Life Group, Inc., Class A	3,994	1,428,175
NI Holdings, Inc. *	16,600	296,974
Primerica, Inc.	77,300	6,841,050
RLI Corp.	69,020	4,078,392
Safety Insurance Group, Inc.	24,970	2,052,534
Selective Insurance Group, Inc.	99,914	5,954,874
State Auto Financial Corp.	24,726	633,975
State National Cos., Inc.	54,800	1,151,896
Stewart Information Services Corp.	34,300	1,301,342
The Navigators Group, Inc.	35,940	2,084,520
Third Point Reinsurance Ltd. *	130,860	2,185,362
Trupanion, Inc. *(a)	37,300	1,050,368
United Fire Group, Inc.	36,800	1,696,112
United Insurance Holdings Corp.	36,800	579,232

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Universal Insurance Holdings, Inc.	53,822	1,283,655
WMIH Corp. *	313,200	259,956
		88,219,420

Materials 4.5%
A. Schulman, Inc.	46,609	1,831,734
Advanced Emissions Solutions, Inc. (a)	35,400	425,154
AdvanSix, Inc. *	54,800	2,535,596
AgroFresh Solutions, Inc. *	35,000	206,500
AK Steel Holding Corp. *	538,000	2,469,420
Allegheny Technologies, Inc. *	187,300	4,716,214
American Vanguard Corp.	49,700	1,118,250
Ampco-Pittsburgh Corp.	14,400	238,320
Balchem Corp.	53,700	4,526,373
Boise Cascade Co. *	68,100	2,414,145
Calgon Carbon Corp.	88,685	1,924,464
Carpenter Technology Corp.	80,344	4,000,328
Century Aluminum Co. *	83,000	1,162,000
Chase Corp.	12,100	1,436,875
Clearwater Paper Corp. *	27,200	1,255,280
Cleveland-Cliffs, Inc. *	512,559	3,054,852
Codexis, Inc. *	78,000	479,700
Coeur Mining, Inc. *	328,213	2,491,137
Commercial Metals Co.	193,800	3,775,224
Compass Minerals International, Inc.	58,200	3,817,920
Core Molding Technologies, Inc.	12,400	287,804
Deltic Timber Corp.	19,121	1,770,796
Ferro Corp. *	143,800	3,425,316
Ferroglobe Representation & Warranty Insurance *(d)	108,500	—
Flotek Industries, Inc. *	129,300	636,156
Forterra, Inc. *(a)	31,100	154,256
FutureFuel Corp.	40,400	613,272
GCP Applied Technologies, Inc. *	123,500	3,612,375
Gold Resource Corp.	129,300	469,359
Greif, Inc., Class A	45,894	2,548,494
Greif, Inc., Class B	8,700	546,795
H.B. Fuller Co.	86,594	4,924,601
Hawkins, Inc.	15,500	590,550
Haynes International, Inc.	21,325	760,876
Hecla Mining Co.	679,040	3,205,069
Ingevity Corp. *	71,500	5,092,945
Innophos Holdings, Inc.	34,700	1,697,871
Innospec, Inc.	40,900	2,529,665
Intrepid Potash, Inc. *	159,600	641,592
Kaiser Aluminum Corp.	27,743	2,751,551
KapStone Paper & Packaging Corp.	150,303	3,375,805
Klondex Mines Ltd. *	292,800	846,192
KMG Chemicals, Inc.	16,800	926,184
Koppers Holdings, Inc. *	34,500	1,674,975
Kraton Corp. *	52,135	2,556,179
Kronos Worldwide, Inc.	41,600	1,094,496
Louisiana-Pacific Corp. *	244,572	6,647,467
LSB Industries, Inc. *(a)	28,000	211,400
Materion Corp.	37,029	1,901,439
Minerals Technologies, Inc.	60,322	4,337,152
Myers Industries, Inc.	34,900	753,840
Neenah Paper, Inc.	28,353	2,461,040
Olympic Steel, Inc.	12,200	230,336
OMNOVA Solutions, Inc. *	82,500	911,625
P.H. Glatfelter Co.	70,300	1,473,488
PolyOne Corp.	139,876	6,444,087
Quaker Chemical Corp.	22,800	3,541,296
Rayonier Advanced Materials, Inc.	69,342	996,444
Ryerson Holding Corp. *	25,800	227,040
Schnitzer Steel Industries, Inc., Class A	43,300	1,275,185
Schweitzer-Mauduit International, Inc.	52,500	2,217,075
Sensient Technologies Corp.	76,014	5,780,865

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Stepan Co.	34,200	2,731,212
Summit Materials, Inc., Class A *	179,677	5,641,858
SunCoke Energy, Inc. *	116,900	1,296,421
TimkenSteel Corp. *	63,644	891,016
Trecora Resources *	42,800	520,020
Tredegar Corp.	42,100	814,635
Trinseo S.A.	76,000	5,396,000
Tronox Ltd., Class A	148,800	3,938,736
UFP Technologies, Inc. *	16,100	496,685
United States Lime & Minerals, Inc.	2,700	245,295
US Concrete, Inc. *	26,800	2,095,760
Valhi, Inc.	25,000	108,750
Verso Corp., Class A *	58,500	410,085
Warrior Met Coal, Inc.	27,200	707,744
Worthington Industries, Inc.	76,417	3,476,973
		158,793,629

Media 1.3%
AMC Entertainment Holdings, Inc., Class A (a)	92,300	1,282,970
Beasley Broadcasting Group, Inc., Class A	17,600	166,320
Central European Media Enterprises Ltd., Class A *	154,400	710,240
Clear Channel Outdoor Holdings, Inc., Class A	61,800	234,840
Daily Journal Corp. *	2,000	464,200
Emerald Expositions Events, Inc.	24,600	572,934
Entercom Communications Corp., Class A (a)	43,000	475,150
Entravision Communications Corp., Class A	98,600	512,720
Eros International plc *(a)	36,390	445,778
Gannett Co., Inc.	195,800	1,703,460
Global Eagle Entertainment, Inc. *	77,200	187,596
Gray Television, Inc. *	115,593	1,799,783
Hemisphere Media Group, Inc. *	29,200	356,240
IMAX Corp. *	99,100	2,403,175
Liberty Media Corp. - Liberty Braves, Class A *	22,300	523,604
Liberty Media Corp. - Liberty Braves, Class C *	55,500	1,310,355
Loral Space & Communications, Inc. *	25,600	1,207,040
MDC Partners, Inc., Class A *	98,180	1,129,070
Meredith Corp.	67,300	3,566,900
MSG Networks, Inc., Class A *	97,200	1,686,420
National CineMedia, Inc.	95,700	644,061
New Media Investment Group, Inc.	87,582	1,398,685
Nexstar Media Group, Inc., Class A	77,098	4,918,852
Reading International, Inc., Class A *	39,800	622,870
Saga Communications, Inc., Class A	6,400	280,000
Salem Media Group, Inc.	21,000	134,400
Scholastic Corp.	49,069	1,812,609
Sinclair Broadcast Group, Inc., Class A	121,202	3,842,103
The E.W. Scripps Co., Class A *	103,471	1,794,187
The New York Times Co., Class A	213,851	4,084,554
Time, Inc.	173,586	2,013,598
Townsquare Media, Inc., Class A *	10,100	105,444
tronc, Inc. *	30,617	452,672
WideOpenWest, Inc. *	35,100	448,929
World Wrestling Entertainment, Inc., Class A	62,900	1,668,737
		44,960,496

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Abeona Therapeutics, Inc. *(a)	41,100	737,745
Accelerate Diagnostics, Inc. *(a)	45,100	895,235
Acceleron Pharma, Inc. *	53,527	2,087,553
Achaogen, Inc. *(a)	58,700	746,664
Achillion Pharmaceuticals, Inc. *	226,789	911,692
Aclaris Therapeutics, Inc. *	39,900	1,005,879
Acorda Therapeutics, Inc. *	72,039	1,914,436
Adamas Pharmaceuticals, Inc. *(a)	27,472	677,460
Aduro Biotech, Inc. *	73,381	583,379
Advaxis, Inc. *(a)	56,011	190,437

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Aerie Pharmaceuticals, Inc. *	55,144	3,405,142
Agenus, Inc. *	106,654	390,354
Aileron Therapeutics, Inc. *	12,300	148,092
Aimmune Therapeutics, Inc. *	67,000	1,947,690
Akcea Therapeutics, Inc. *(a)	25,700	470,824
Akebia Therapeutics, Inc. *	76,947	1,396,588
Alder Biopharmaceuticals, Inc. *	111,946	1,259,392
AMAG Pharmaceuticals, Inc. *	54,731	859,277
Amicus Therapeutics, Inc. *	280,204	3,990,105
Amphastar Pharmaceuticals, Inc. *	65,926	1,191,283
AnaptysBio, Inc. *(a)	21,700	1,432,851
Anavex Life Sciences Corp. *(a)	51,200	216,064
ANI Pharmaceuticals, Inc. *	13,500	784,080
Aratana Therapeutics, Inc. *	62,700	359,271
Ardelyx, Inc. *	64,340	344,219
Arena Pharmaceuticals, Inc. *	67,860	1,902,116
Array BioPharma, Inc. *	291,979	3,051,181
Assembly Biosciences, Inc. *	23,400	690,534
Asterias Biotherapeutics, Inc. *(a)	45,825	114,563
Atara Biotherapeutics, Inc. *	38,043	540,211
Athenex, Inc. *(a)	13,200	220,968
Athersys, Inc. *(a)	157,000	288,880
Audentes Therapeutics, Inc. *	25,600	680,704
Avexis, Inc. *	42,700	4,462,577
Axovant Sciences Ltd. *	58,100	304,444
Bellicum Pharmaceuticals, Inc. *	47,900	451,218
BioCryst Pharmaceuticals, Inc. *	136,700	615,150
Biohaven Pharmaceutical Holding Co. Ltd. *	16,800	505,008
BioSpecifics Technologies Corp. *	8,000	366,160
BioTime, Inc. *	105,400	252,960
Bluebird Bio, Inc. *	77,200	10,738,520
Blueprint Medicines Corp. *	64,664	4,294,983
Calithera Biosciences, Inc. *	51,100	822,710
Calyxt, Inc. *	14,600	299,008
Cambrex Corp. *	55,300	2,391,725
Cara Therapeutics, Inc. *(a)	39,117	490,527
Cascadian Therapeutics, Inc. *	60,500	277,695
Catalent, Inc. *	212,999	9,071,627
Catalyst Pharmaceuticals, Inc. *	120,500	344,630
Celldex Therapeutics, Inc. *	256,300	625,372
Cempra, Inc. *	91,100	209,530
ChemoCentryx, Inc. *	35,200	231,264
Chimerix, Inc. *	78,386	385,659
Clearside Biomedical, Inc. *(a)	38,600	274,832
Clovis Oncology, Inc. *	74,400	5,607,528
Coherus Biosciences, Inc. *	67,661	761,186
Collegium Pharmaceutical, Inc. *(a)	30,736	317,503
Conatus Pharmaceuticals, Inc. *	44,200	202,878
Concert Pharmaceuticals, Inc. *	32,122	547,680
Corbus Pharmaceuticals Holdings, Inc. *(a)	74,300	527,530
Corcept Therapeutics, Inc. *	152,206	2,996,936
Corium International, Inc. *	33,600	338,688
Corvus Pharmaceuticals, Inc. *	17,500	237,650
Curis, Inc. *	158,654	250,673
Cytokinetics, Inc. *	71,200	971,880
CytomX Therapeutics, Inc. *	48,800	976,000
Depomed, Inc. *	106,300	514,492
Dermira, Inc. *	63,700	1,705,249
Dova Pharmaceuticals, Inc. *(a)	9,900	248,094
Durect Corp. *	263,476	210,069
Dynavax Technologies Corp. *	103,900	2,285,800
Eagle Pharmaceuticals, Inc. *	13,524	726,915
Edge Therapeutics, Inc. *	27,900	302,994
Editas Medicine, Inc. *(a)	56,800	1,408,640
Emergent BioSolutions, Inc. *	61,500	2,520,885
Enanta Pharmaceuticals, Inc. *	26,322	1,307,414
Enzo Biochem, Inc. *	66,300	653,055
Epizyme, Inc. *	65,259	1,089,825

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Esperion Therapeutics, Inc. *	28,770	1,315,940
Exact Sciences Corp. *	198,362	10,907,926
Fate Therapeutics, Inc. *	66,000	314,820
FibroGen, Inc. *	111,209	6,211,023
Five Prime Therapeutics, Inc. *	45,000	2,018,700
Flexion Therapeutics, Inc. *(a)	54,643	1,202,692
Fluidigm Corp. *	50,000	290,000
Fortress Biotech, Inc. *(a)	56,900	212,806
Foundation Medicine, Inc. *	25,600	1,152,000
G1 Therapeutics, Inc. *	14,600	344,998
Genocea Biosciences, Inc. *(a)	49,100	56,956
Genomic Health, Inc. *	31,700	1,039,443
Geron Corp. *(a)	247,200	556,200
Global Blood Therapeutics, Inc. *	61,600	2,451,680
Halozyme Therapeutics, Inc. *	204,700	3,629,331
Heron Therapeutics, Inc. *	70,860	1,087,701
Horizon Pharma plc *	281,200	3,813,072
Idera Pharmaceuticals, Inc. *	166,529	259,785
Ignyta, Inc. *	96,045	1,479,093
Immune Design, Corp. *	34,143	169,008
ImmunoGen, Inc. *	150,500	872,900
Immunomedics, Inc. *	173,200	1,856,704
Impax Laboratories, Inc. *	123,800	2,246,970
INC Research Holdings, Inc., Class A *	94,300	5,389,245
Innoviva, Inc. *	130,100	1,592,424
Inovio Pharmaceuticals, Inc. *	154,162	898,764
Insmed, Inc. *	124,914	3,373,927
Insys Therapeutics, Inc. *(a)	57,579	296,532
Intellia Therapeutics, Inc. *(a)	26,300	818,456
Intersect ENT, Inc. *	45,868	1,359,986
Intra-Cellular Therapies, Inc. *	58,100	905,779
Invitae Corp. *(a)	73,300	618,652
Iovance Biotherapeutics, Inc. *	81,472	633,445
Ironwood Pharmaceuticals, Inc. *	233,400	3,589,692
Jounce Therapeutics, Inc. *	27,700	387,800
Kala Pharmaceuticals, Inc. *	13,700	220,022
Karyopharm Therapeutics, Inc. *	66,763	681,650
Keryx Biopharmaceuticals, Inc. *	147,234	954,076
Kindred Biosciences, Inc. *	35,500	264,475
Kura Oncology, Inc. *(a)	39,200	584,080
La Jolla Pharmaceutical Co. *	33,879	1,164,082
Lannett Co., Inc. *(a)	48,300	961,170
Lexicon Pharmaceuticals, Inc. *(a)	68,300	695,977
Ligand Pharmaceuticals, Inc. *	33,843	4,919,080
Loxo Oncology, Inc. *	38,700	3,334,392
Luminex Corp.	76,000	1,622,600
MacroGenics, Inc. *	61,749	1,222,013
Madrigal Pharmaceuticals, Inc. *	13,800	689,862
Matinas BioPharma Holdings, Inc. *(a)	89,500	100,240
MediciNova, Inc. *(a)	46,400	329,904
Medpace Holdings, Inc. *	13,500	505,845
Merrimack Pharmaceuticals, Inc. (a)	25,740	302,188
Mersana Therapeutics, Inc. *	9,600	156,096
MiMedx Group, Inc. *(a)	192,750	2,444,070
Minerva Neurosciences, Inc. *	57,000	359,100
Miragen Therapeutics, Inc. *	21,300	176,364
Momenta Pharmaceuticals, Inc. *	136,086	1,918,813
MyoKardia, Inc. *	34,000	1,307,300
Myriad Genetics, Inc. *	106,686	3,657,196
NanoString Technologies, Inc. *	36,400	362,544
NantKwest, Inc. *(a)	57,600	266,112
Natera, Inc. *	58,700	645,113
Nektar Therapeutics *	256,771	6,185,613
NeoGenomics, Inc. *	89,888	779,329
Neos Therapeutics, Inc. *(a)	43,700	454,480
NewLink Genetics Corp. *(a)	34,800	325,728
Novavax, Inc. *(a)	420,621	458,477
Novelion Therapeutics, Inc. *	25,900	122,248

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Nymox Pharmaceutical Corp. *(a)	50,400	179,424
Ocular Therapeutix, Inc. *(a)	38,470	221,587
Omeros Corp. *(a)	77,300	1,218,248
Organovo Holdings, Inc. *(a)	154,441	245,561
Otonomy, Inc. *	48,000	142,800
Ovid therapeutics, Inc. *	14,500	93,960
Pacific Biosciences of California, Inc. *	181,000	765,630
Pacira Pharmaceuticals, Inc. *	65,400	2,096,070
Paratek Pharmaceuticals, Inc. *	38,408	821,931
PDL BioPharma, Inc. *	258,800	766,048
Phibro Animal Health Corp., Class A	32,500	1,223,625
Pieris Pharmaceuticals, Inc. *	57,600	290,880
Portola Pharmaceuticals, Inc. *	95,900	4,738,419
PRA Health Sciences, Inc. *	84,300	6,864,549
Prestige Brands Holdings, Inc. *	93,900	4,403,910
Progenics Pharmaceuticals, Inc. *	145,500	900,645
Protagonist Therapeutics, Inc. *(a)	13,200	197,604
Prothena Corp. plc *	65,453	3,799,547
PTC Therapeutics, Inc. *	68,136	1,276,869
Puma Biotechnology, Inc. *	49,100	6,250,430
Ra Pharmaceuticals, Inc. *	21,800	286,452
Radius Health, Inc. *(a)	62,014	1,991,270
Reata Pharmaceuticals, Inc., Class A *(a)	23,600	714,608
Recro Pharma, Inc. *	30,500	263,215
REGENXBIO, Inc. *	44,100	1,320,795
Repligen Corp. *	63,900	2,377,080
Retrophin, Inc. *	67,593	1,681,038
Revance Therapeutics, Inc. *	37,208	967,408
Rigel Pharmaceuticals, Inc. *	219,800	824,250
Sage Therapeutics, Inc. *	57,495	3,638,284
Sangamo Therapeutics, Inc. *	141,000	1,748,400
Sarepta Therapeutics, Inc. *	99,200	4,891,552
Selecta Biosciences, Inc. *(a)	29,600	628,112
Seres Therapeutics, Inc. *	34,800	349,392
Sienna Biopharmaceuticals, Inc. *	8,700	170,520
Spark Therapeutics, Inc. *	44,800	3,624,320
Spectrum Pharmaceuticals, Inc. *	136,700	2,677,953
Stemline Therapeutics, Inc. *	40,200	548,730
Strongbridge Biopharma plc *(a)	46,400	278,400
Sucampo Pharmaceuticals, Inc., Class A *	40,218	402,180
Supernus Pharmaceuticals, Inc. *	83,800	3,486,080
Syndax Pharmaceuticals, Inc. *	24,400	272,792
Synergy Pharmaceuticals, Inc. *(a)	383,700	1,047,501
Syros Pharmaceuticals, Inc. *	21,300	366,360
Teligent, Inc. *	90,900	516,312
Tetraphase Pharmaceuticals, Inc. *	90,353	543,022
TG Therapeutics, Inc. *(a)	74,950	610,842
The Medicines Co. *	114,328	3,285,787
TherapeuticsMD, Inc. *(a)	253,855	1,198,196
Theravance Biopharma, Inc. *(a)	72,800	2,101,008
Tocagen, Inc. *	13,700	151,659
Trevena, Inc. *	70,634	105,951
Ultragenyx Pharmaceutical, Inc. *	65,841	3,034,612
Vanda Pharmaceuticals, Inc. *	74,600	1,171,220
VBI Vaccines, Inc. *(a)	42,800	147,232
Veracyte, Inc. *	45,400	388,170
Versartis, Inc. *	53,335	96,003
Voyager Therapeutics, Inc. *	26,900	566,514
WaVe Life Sciences Ltd. *(a)	20,700	477,135
XBiotech, Inc. *(a)	40,600	172,956
Xencor, Inc. *	67,128	1,327,792
ZIOPHARM Oncology, Inc. *(a)	236,064	1,100,058
Zogenix, Inc. *	53,125	1,992,187
Zynerba Pharmaceuticals, Inc. *(a)	19,200	188,160
		291,313,966

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Real Estate 7.1%
Acadia Realty Trust	139,957	3,939,790
Agree Realty Corp.	48,800	2,307,752
Alexander & Baldwin, Inc.	80,360	3,635,486
Alexander's, Inc.	3,741	1,537,551
Altisource Portfolio Solutions S.A. *(a)	17,887	462,200
Altisource Residential Corp.	87,800	936,826
American Assets Trust, Inc.	73,200	2,839,428
Armada Hoffler Properties, Inc.	74,900	1,068,823
Ashford Hospitality Prime, Inc.	52,487	510,174
Ashford Hospitality Trust, Inc.	128,682	904,634
Bluerock Residential Growth REIT, Inc.	41,408	467,496
CareTrust REIT, Inc.	127,665	2,412,869
CatchMark Timber Trust, Inc., Class A	57,209	732,275
CBL & Associates Properties, Inc.	307,100	2,407,664
Cedar Realty Trust, Inc.	148,800	809,472
Chatham Lodging Trust	74,334	1,616,765
Chesapeake Lodging Trust	102,585	2,862,121
City Office REIT, Inc.	44,500	580,280
Clipper Realty, Inc.	26,300	285,881
Community Healthcare Trust, Inc.	29,500	809,185
Consolidated-Tomoka Land Co.	7,600	444,752
CorEnergy Infrastructure Trust, Inc.	19,500	703,560
Cousins Properties, Inc.	714,007	6,440,343
DiamondRock Hospitality Co.	340,717	3,700,187
Easterly Government Properties, Inc.	61,800	1,243,416
EastGroup Properties, Inc.	57,990	5,253,314
Education Realty Trust, Inc.	128,213	4,474,634
Farmland Partners, Inc. (a)	59,300	495,155
First Industrial Realty Trust, Inc.	201,237	6,214,199
Forestar Group, Inc. *(a)	18,000	320,400
Four Corners Property Trust, Inc.	102,300	2,524,764
Franklin Street Properties Corp.	173,965	1,739,650
FRP Holdings, Inc. *	12,700	563,245
Getty Realty Corp.	57,159	1,623,887
Gladstone Commercial Corp.	45,800	992,028
Global Medical REIT, Inc. (a)	28,400	240,264
Global Net Lease, Inc.	109,933	2,374,553
Government Properties Income Trust	170,447	3,097,022
Gramercy Property Trust	259,222	7,698,893
Healthcare Realty Trust, Inc.	210,381	6,782,683
Hersha Hospitality Trust	71,125	1,258,201
HFF, Inc., Class A	63,900	2,802,654
Independence Realty Trust, Inc.	122,058	1,238,889
InfraREIT, Inc.	71,000	1,590,400
Investors Real Estate Trust	212,002	1,240,212
iStar, Inc. *	109,700	1,283,490
Jernigan Capital, Inc.	24,300	498,636
Kennedy-Wilson Holdings, Inc.	206,387	4,014,227
Kite Realty Group Trust	141,539	2,645,364
LaSalle Hotel Properties	196,679	5,548,315
Lexington Realty Trust	360,274	3,645,973
LTC Properties, Inc.	65,551	3,048,777
Mack-Cali Realty Corp.	157,300	3,581,721
Marcus & Millichap, Inc. *	33,879	962,841
Maui Land & Pineapple Co., Inc. *	11,100	177,045
MedEquities Realty Trust, Inc.	49,700	577,514
Monmouth Real Estate Investment Corp.	117,100	1,995,384
National Health Investors, Inc.	68,168	5,193,720
National Storage Affiliates Trust	76,021	1,884,561
New Senior Investment Group, Inc.	139,269	1,245,065
NexPoint Residential Trust, Inc.	30,956	735,205
NorthStar Realty Europe Corp.	97,800	1,317,366
One Liberty Properties, Inc.	26,400	639,672
Pebblebrook Hotel Trust	114,800	4,093,768
Pennsylvania Real Estate Investment Trust	106,167	1,031,943
Physicians Realty Trust	312,550	5,432,119

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Potlatch Corp.	68,503	3,548,455
Preferred Apartment Communities, Inc., Class A	53,297	1,057,945
PS Business Parks, Inc.	33,238	4,398,385
QTS Realty Trust, Inc., Class A	81,287	4,702,453
Quality Care Properties, Inc. *	157,100	2,486,893
Ramco-Gershenson Properties Trust	133,821	1,690,159
RE/MAX Holdings, Inc., Class A	31,400	2,088,100
Redfin Corp. *(a)	17,400	409,596
Retail Opportunity Investments Corp.	195,047	3,506,945
Rexford Industrial Realty, Inc.	123,116	3,655,314
RLJ Lodging Trust	290,284	6,287,551
Ryman Hospitality Properties, Inc.	77,585	5,130,696
Sabra Health Care REIT, Inc.	294,717	5,870,763
Safety Income and Growth, Inc.	11,500	206,655
Saul Centers, Inc.	19,100	1,167,392
Select Income REIT	111,628	2,696,932
Seritage Growth Properties, Class A (a)	42,700	1,756,251
STAG Industrial, Inc.	159,300	4,348,890
Starwood Waypoint Homes	216,300	7,853,853
Stratus Properties, Inc.	9,200	273,700
Summit Hotel Properties, Inc.	170,100	2,689,281
Sunstone Hotel Investors, Inc.	378,154	6,171,473
Tejon Ranch Co. *	29,092	548,384
Terreno Realty Corp.	89,600	3,290,112
The GEO Group, Inc.	204,420	5,304,699
The RMR Group, Inc., Class A	11,919	625,152
The St. Joe Co. *	85,600	1,523,680
Tier REIT, Inc.	87,000	1,702,590
Trinity Place Holdings, Inc. *	32,544	234,317
UMH Properties, Inc.	53,200	794,808
Universal Health Realty Income Trust	22,644	1,657,767
Urban Edge Properties	162,387	3,809,599
Urstadt Biddle Properties, Inc., Class A	46,774	1,016,399
Washington Prime Group, Inc.	306,300	2,398,329
Washington Real Estate Investment Trust	135,682	4,367,604
Whitestone REIT (a)	63,400	847,024
Xenia Hotels & Resorts, Inc.	182,462	3,970,373
		249,825,202

Retailing 2.7%
1-800-Flowers.com, Inc., Class A *	46,800	439,920
Aaron's, Inc.	110,400	4,062,720
Abercrombie & Fitch Co., Class A	119,763	1,608,417
America's Car-Mart, Inc. *	16,000	685,600
American Eagle Outfitters, Inc.	279,615	3,640,587
Asbury Automotive Group, Inc. *	30,585	1,877,919
Ascena Retail Group, Inc. *	314,263	609,670
At Home Group, Inc. *	7,600	155,800
Barnes & Noble Education, Inc. *	60,495	329,698
Barnes & Noble, Inc.	122,310	856,170
Big 5 Sporting Goods Corp. (a)	32,284	205,003
Big Lots, Inc.	79,110	4,059,134
Boot Barn Holdings, Inc. *	21,411	176,213
Build-A-Bear Workshop, Inc. *	25,700	200,460
Caleres, Inc.	67,775	1,852,291
Camping World Holdings, Inc., Class A	51,800	2,176,636
Carvana Co. *(a)	24,800	351,664
Chico's FAS, Inc.	207,151	1,655,136
Citi Trends, Inc.	24,846	540,649
Conn's, Inc. *(a)	28,100	864,075
Core-Mark Holding Co., Inc.	78,182	2,662,879
Dillard's, Inc., Class A (a)	24,500	1,244,600
DSW, Inc., Class A	115,000	2,202,250
Duluth Holdings, Inc., Class B *(a)	16,700	345,022
Express, Inc. *	115,898	784,629
Five Below, Inc. *	90,300	4,989,075
Francesca's Holdings Corp. *	59,600	385,612

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Fred's, Inc., Class A (a)	60,300	265,923
FTD Cos., Inc. *	28,097	303,448
Gaia, Inc. *	19,900	241,785
Genesco, Inc. *	32,744	802,228
GNC Holdings, Inc., Class A (a)	105,000	718,200
Group 1 Automotive, Inc.	34,300	2,694,951
Groupon, Inc. *	572,200	2,729,394
Guess?, Inc.	94,900	1,538,329
Haverty Furniture Cos., Inc.	30,300	722,655
Hibbett Sports, Inc. *	39,475	505,280
HSN, Inc.	54,055	2,037,873
J. Jill, Inc. *	17,700	90,447
J.C. Penney Co., Inc. *(a)	511,900	1,433,320
Kirkland's, Inc. *	27,800	325,260
Lands' End, Inc. *(a)	24,200	263,780
Liberty TripAdvisor Holdings, Inc., Class A *	127,111	1,372,799
Lithia Motors, Inc., Class A	40,237	4,554,024
Lumber Liquidators Holdings, Inc. *	48,098	1,480,456
MarineMax, Inc. *	45,300	840,315
Monro, Inc.	54,646	2,696,780
Nutrisystem, Inc.	50,348	2,514,883
Office Depot, Inc.	844,700	2,618,570
Ollie's Bargain Outlet Holdings, Inc. *	79,800	3,563,070
Overstock.com, Inc. *(a)	30,900	1,418,310
Party City Holdco, Inc. *	43,516	485,203
PetMed Express, Inc.	34,500	1,219,920
Pier 1 Imports, Inc.	144,900	602,784
Rent-A-Center, Inc. (a)	70,285	698,633
RH *(a)	34,141	3,069,959
Sears Holdings Corp. *(a)	43,000	236,930
Shoe Carnival, Inc.	19,750	370,708
Shutterfly, Inc. *	58,547	2,499,957
Sleep Number Corp. *	71,112	2,311,140
Sonic Automotive, Inc., Class A	42,074	835,169
Sportsman's Warehouse Holdings, Inc. *(a)	44,500	182,450
Tailored Brands, Inc.	92,669	1,431,736
The Buckle, Inc. (a)	53,164	874,548
The Cato Corp., Class A	40,904	526,025
The Children's Place, Inc.	29,690	3,230,272
The Container Store Group, Inc. *	39,900	144,039
The Finish Line, Inc., Class A	81,919	759,389
Tile Shop Holdings, Inc.	70,800	605,340
Tilly's, Inc., Class A	20,600	245,346
Vitamin Shoppe, Inc. *	40,000	184,000
Weyco Group, Inc.	9,100	247,429
Winmark Corp.	4,500	588,375
Zumiez, Inc. *	30,100	531,265
		96,574,526

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	67,837	5,747,151
Alpha & Omega Semiconductor Ltd. *	28,000	516,040
Ambarella, Inc. *	53,300	3,008,252
Amkor Technology, Inc. *	167,518	1,938,183
Axcelis Technologies, Inc. *	54,100	1,779,890
AXT, Inc. *	64,000	595,200
Brooks Automation, Inc.	114,231	3,928,404
Cabot Microelectronics Corp.	43,300	4,185,811
CEVA, Inc. *	36,536	1,764,689
Cirrus Logic, Inc. *	109,600	6,137,600
Cohu, Inc.	46,600	1,202,280
Cree, Inc. *	170,700	6,093,990
CyberOptics Corp. *	12,100	174,240
Diodes, Inc. *	67,981	2,334,468
DSP Group, Inc. *	45,900	615,060
Entegris, Inc.	246,400	8,069,600
FormFactor, Inc. *	123,391	2,245,716

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
GSI Technology, Inc. *	25,700	177,844
Ichor Holdings Ltd. *	31,100	970,009
Impinj, Inc. *(a)	30,100	1,027,614
Inphi Corp. *	72,633	2,976,500
Integrated Device Technology, Inc. *	228,889	7,111,581
IXYS Corp. *	42,600	1,052,220
Kopin Corp. *	95,000	333,450
Lattice Semiconductor Corp. *	224,000	1,310,400
MACOM Technology Solutions Holdings, Inc. *	67,690	2,767,167
MaxLinear, Inc. *	101,760	2,490,067
MKS Instruments, Inc.	92,989	10,103,255
Monolithic Power Systems, Inc.	68,300	8,310,061
Nanometrics, Inc. *	40,600	1,147,762
NeoPhotonics Corp. *(a)	80,063	417,128
NVE Corp.	8,500	723,180
PDF Solutions, Inc. *	44,800	656,320
Photronics, Inc. *	108,337	1,050,869
Pixelworks, Inc. *	87,000	486,330
Power Integrations, Inc.	51,362	4,126,937
Rambus, Inc. *	178,500	2,625,735
Rudolph Technologies, Inc. *	54,400	1,509,600
Semtech Corp. *	108,329	4,446,905
Sigma Designs, Inc. *	78,958	477,696
Silicon Laboratories, Inc. *	70,550	6,695,195
SMART Global Holdings, Inc. *	34,300	1,075,991
SunPower Corp. *(a)	101,400	721,968
Synaptics, Inc. *	59,800	2,219,776
Ultra Clean Holdings, Inc. *	55,500	1,416,360
Veeco Instruments, Inc. *	80,955	1,461,238
Xcerra Corp. *	84,400	831,340
Xperi Corp.	83,859	1,928,757
		122,985,829

Software & Services 8.7%
2U, Inc. *	76,658	4,877,749
8x8, Inc. *	159,600	2,130,660
A10 Networks, Inc. *	92,019	672,659
ACI Worldwide, Inc. *	206,752	4,978,588
Actua Corp. *	56,400	871,380
Acxiom Corp. *	132,700	3,338,732
Agilysys, Inc. *	24,000	294,480
Alarm.com Holdings, Inc. *	33,600	1,568,448
Alteryx, Inc., Class A *	14,900	336,591
Amber Road, Inc. *	41,000	305,860
American Software, Inc., Class A	45,000	558,450
Appfolio, Inc., Class A *	14,600	670,140
Apptio, Inc., Class A *	39,600	960,300
Aspen Technology, Inc. *	127,699	8,239,139
Bankrate, Inc. *	74,600	1,036,940
Barracuda Networks, Inc. *	43,200	1,006,992
Bazaarvoice, Inc. *	142,400	687,080
Benefitfocus, Inc. *	26,390	723,086
Blackbaud, Inc.	81,469	8,252,810
Blackhawk Network Holdings, Inc. *	96,102	3,262,663
Blackline, Inc. *	25,800	916,416
Blucora, Inc. *	73,100	1,586,270
Bottomline Technologies de, Inc. *	70,700	2,301,992
Box, Inc., Class A *	139,100	3,053,245
Brightcove, Inc. *	73,900	591,200
BroadSoft, Inc. *	52,250	2,865,913
CACI International, Inc., Class A *	41,858	6,017,087
Callidus Software, Inc. *	107,200	2,717,520
Carbonite, Inc. *	41,200	935,240
Cardtronics plc, Class A *	78,300	1,793,070
Care.com, Inc. *	23,800	365,806
Cars.com, Inc. *	125,600	2,991,792
Cass Information Systems, Inc.	17,740	1,144,230

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
ChannelAdvisor Corp. *	39,100	439,875
Cimpress N.V. *	43,300	4,725,762
Cloudera, Inc. *	22,600	341,938
CommerceHub, Inc., Series A *	20,000	446,600
CommerceHub, Inc., Series C *	49,100	1,047,303
CommVault Systems, Inc. *	67,847	3,531,436
Convergys Corp.	162,300	4,175,979
Cornerstone OnDemand, Inc. *	89,300	3,425,548
Coupa Software, Inc. *	55,200	1,918,200
CSG Systems International, Inc.	56,400	2,387,976
DHI Group, Inc. *	76,400	168,080
Digimarc Corp. *(a)	17,200	614,040
Ebix, Inc.	39,500	2,684,025
Ellie Mae, Inc. *	58,700	5,280,065
Endurance International Group Holdings, Inc. *	96,802	793,776
Envestnet, Inc. *	72,854	3,890,404
EPAM Systems, Inc. *	84,383	7,691,510
Etsy, Inc. *	194,363	3,245,862
Everbridge, Inc. *	28,200	751,248
Everi Holdings, Inc. *	106,600	883,714
EVERTEC, Inc.	103,000	1,545,000
Exa Corp. *	21,600	523,584
ExlService Holdings, Inc. *	57,592	3,594,893
Fair Isaac Corp.	51,391	7,459,918
Five9, Inc. *	93,800	2,366,574
Gigamon, Inc. *	60,300	2,321,550
Glu Mobile, Inc. *	170,358	683,136
Gogo, Inc. *(a)	100,600	999,964
GrubHub, Inc. *	145,576	8,883,048
GTT Communications, Inc. *	53,043	1,933,417
Hortonworks, Inc. *	92,800	1,532,128
HubSpot, Inc. *	59,589	5,157,428
Imperva, Inc. *	55,442	2,367,373
Information Services Group, Inc. *	48,500	197,880
Instructure, Inc. *	40,800	1,419,840
Internap Corp. *	135,100	628,215
j2 Global, Inc.	79,428	5,888,792
Leaf Group Ltd. *	24,000	169,200
Limelight Networks, Inc. *	147,000	727,650
Liquidity Services, Inc. *	37,500	213,750
LivePerson, Inc. *	97,300	1,367,065
ManTech International Corp., Class A	44,700	2,074,527
MAXIMUS, Inc.	110,617	7,348,287
MicroStrategy, Inc., Class A *	16,462	2,177,264
MINDBODY, Inc., Class A *	70,800	2,283,300
Mitek Systems, Inc. *	46,200	411,180
MobileIron, Inc. *	92,736	357,034
Model N, Inc. *	45,800	666,390
MoneyGram International, Inc. *	53,700	835,035
Monotype Imaging Holdings, Inc.	72,200	1,664,210
MuleSoft, Inc., Class A *	42,000	982,380
New Relic, Inc. *	52,000	2,669,160
NIC, Inc.	105,500	1,793,500
Nutanix, Inc., Class A *	96,700	2,755,950
Okta, Inc. *	23,900	691,188
Ominto, Inc. *(a)	24,500	78,155
Park City Group, Inc. *(a)	25,000	276,250
Paycom Software, Inc. *	84,407	6,938,255
Paylocity Holding Corp. *	43,145	2,304,374
Pegasystems, Inc.	62,900	3,667,070
Perficient, Inc. *	61,997	1,205,842
Planet Payment, Inc. *	66,200	295,914
Presidio, Inc. *	30,900	457,320
Progress Software Corp.	79,220	3,353,383
Proofpoint, Inc. *	73,800	6,819,858
PROS Holdings, Inc. *	41,600	939,744
Q2 Holdings, Inc. *	52,093	2,216,557
QAD, Inc., Class A	20,400	754,800

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Qualys, Inc. *	55,326	2,926,745
QuinStreet, Inc. *	60,000	534,000
Quotient Technology, Inc. *	123,732	1,936,406
Rapid7, Inc. *	31,100	562,288
RealNetworks, Inc. *	38,000	179,360
RealPage, Inc. *	98,800	4,278,040
Reis, Inc.	11,900	217,175
RingCentral, Inc., Class A *	107,968	4,550,851
Rosetta Stone, Inc. *	31,000	315,270
Science Applications International Corp.	76,584	5,616,671
SecureWorks Corp., Class A *	9,300	93,186
ServiceSource International, Inc. *	105,500	367,140
Shutterstock, Inc. *	35,860	1,398,181
Silver Spring Networks, Inc. *	77,600	1,250,912
SPS Commerce, Inc. *	28,300	1,391,228
Stamps.com, Inc. *	27,300	6,126,120
StarTek, Inc. *	17,100	204,174
Sykes Enterprises, Inc. *	67,493	1,953,247
Synchronoss Technologies, Inc. *	70,962	803,999
Syntel, Inc. *	56,917	1,329,581
TechTarget, Inc. *	31,700	394,982
Telenav, Inc. *	61,700	397,965
TeleTech Holdings, Inc.	22,500	937,125
The Hackett Group, Inc.	41,600	642,304
The Meet Group, Inc. *	149,000	505,110
The Rubicon Project, Inc. *	92,361	328,805
The Trade Desk, Inc., Class A *	39,900	2,630,208
TiVo Corp.	202,009	3,666,463
Travelport Worldwide Ltd.	219,062	3,437,083
TrueCar, Inc. *	115,259	1,864,891
Tucows, Inc., Class A *(a)	15,000	876,750
Twilio, Inc., Class A *	103,700	3,313,215
Unisys Corp. *	92,750	811,563
Upland Software, Inc. *	11,700	257,049
Varonis Systems, Inc. *	31,400	1,369,040
VASCO Data Security International, Inc. *	58,800	799,680
Verint Systems, Inc. *	108,860	4,593,892
Veritone, Inc. *(a)	4,500	159,750
VirnetX Holding Corp. *(a)	105,000	540,750
Virtusa Corp. *	45,800	1,747,728
Web.com Group, Inc. *	64,100	1,544,810
Workiva, Inc. *	44,800	1,001,280
XO Group, Inc. *	39,800	794,408
Yelp, Inc. *	134,400	6,279,168
Yext, Inc. *(a)	19,500	223,860
Zendesk, Inc. *	169,094	5,241,914
Zix Corp. *	88,900	431,165
		307,318,733

Technology Hardware & Equipment 5.1%
3D Systems Corp. *(a)	184,000	2,277,920
Acacia Communications, Inc. *(a)	35,300	1,493,543
ADTRAN, Inc.	79,800	1,683,780
Aerohive Networks, Inc. *	69,500	275,220
Akoustis Technologies, Inc. *(a)	21,100	128,499
Anixter International, Inc. *	48,724	3,347,339
Applied Optoelectronics, Inc. *(a)	31,700	1,291,458
Avid Technology, Inc. *	43,642	193,770
AVX Corp.	87,354	1,645,749
Badger Meter, Inc.	49,580	2,171,604
Bel Fuse, Inc., Class B	14,100	456,135
Belden, Inc.	73,908	5,905,988
Benchmark Electronics, Inc. *	90,294	2,794,599
CalAmp Corp. *	63,500	1,443,355
Calix, Inc. *	62,600	344,300
Ciena Corp. *	241,574	5,138,279
Clearfield, Inc. *	30,900	423,330

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Comtech Telecommunications Corp.	37,500	806,625
Control4 Corp. *	41,700	1,228,065
Cray, Inc. *	64,200	1,325,730
CTS Corp.	52,200	1,419,840
Daktronics, Inc.	59,300	609,011
Diebold Nixdorf, Inc.	135,733	2,619,647
Digi International, Inc. *	44,700	464,880
Eastman Kodak Co. *	48,900	261,615
Electro Scientific Industries, Inc. *	56,300	1,007,207
Electronics For Imaging, Inc. *	82,088	2,533,236
EMCORE Corp. *	50,590	417,368
ePlus, Inc. *	23,100	2,208,360
Extreme Networks, Inc. *	186,900	2,242,800
Fabrinet *	60,600	2,253,108
FARO Technologies, Inc. *	26,500	1,372,700
Finisar Corp. *	193,800	4,562,052
Fitbit, Inc., Class A *	294,000	1,805,160
Harmonic, Inc. *	160,700	594,590
II-VI, Inc. *	100,700	4,551,640
Immersion Corp. *	46,379	374,742
Infinera Corp. *	246,404	2,062,402
Insight Enterprises, Inc. *	58,300	2,626,415
InterDigital, Inc.	57,700	4,232,295
Intevac, Inc. *	32,700	274,680
Iteris, Inc. *	41,300	285,383
Itron, Inc. *	57,769	4,514,647
KEMET Corp. *	76,700	1,970,423
Kimball Electronics, Inc. *	53,500	1,177,000
Knowles Corp. *	146,097	2,419,366
KVH Industries, Inc. *	30,800	355,740
Littelfuse, Inc.	38,600	8,067,400
Lumentum Holdings, Inc. *	105,200	6,643,380
Maxwell Technologies, Inc. *	50,000	241,000
Mesa Laboratories, Inc.	4,800	765,360
Methode Electronics, Inc.	59,900	2,809,310
MicroVision, Inc. *(a)	117,700	260,117
MTS Systems Corp.	30,575	1,591,429
Napco Security Systems, Inc. *	21,900	222,285
NETGEAR, Inc. *	57,300	2,673,045
NetScout Systems, Inc. *	149,300	4,240,120
Novanta, Inc. *	55,800	2,639,340
Oclaro, Inc. *	277,500	2,294,925
OSI Systems, Inc. *	30,200	2,669,076
Park Electrochemical Corp.	32,946	622,020
PC Connection, Inc.	17,700	477,900
PCM, Inc. *	17,200	241,660
Plantronics, Inc.	57,130	2,591,417
Plexus Corp. *	56,462	3,468,461
Pure Storage, Inc., Class A *	155,000	2,546,650
Quantenna Communications, Inc. *	35,600	551,444
Quantum Corp. *	47,200	250,160
Radisys Corp. *	56,700	74,844
Rogers Corp. *	30,567	4,648,629
Sanmina Corp. *	132,100	4,322,973
ScanSource, Inc. *	45,205	1,941,555
Sonus Networks, Inc. *	70,411	549,206
Stratasys Ltd. *	84,706	1,907,579
Super Micro Computer, Inc. *	67,326	1,339,787
SYNNEX Corp.	50,500	6,811,440
Systemax, Inc.	19,600	559,580
Tech Data Corp. *	59,067	5,479,646
TTM Technologies, Inc. *	154,092	2,431,572
Ubiquiti Networks, Inc. *(a)	37,972	2,361,099
USA Technologies, Inc. *	88,400	561,340
VeriFone Systems, Inc. *	186,000	3,548,880
ViaSat, Inc. *	92,919	6,049,027
Viavi Solutions, Inc. *	387,100	3,592,288

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Vishay Intertechnology, Inc.	232,028	5,162,623
Vishay Precision Group, Inc. *	16,500	405,075
		181,205,237

Telecommunication Services 0.9%
ATN International, Inc.	18,000	977,220
Boingo Wireless, Inc. *	63,100	1,475,278
Cincinnati Bell, Inc. *	77,329	1,476,984
Cogent Communications Holdings, Inc.	70,100	3,778,390
Consolidated Communications Holdings, Inc.	111,692	2,141,135
Frontier Communications Corp. (a)	149,619	1,811,886
General Communication, Inc., Class A *	46,100	1,885,029
Globalstar, Inc. *(a)	768,189	1,236,784
Hawaiian Telcom Holdco, Inc. *	9,713	292,847
IDT Corp., Class B	25,400	334,772
Intelsat S.A. *	63,800	277,530
Iridium Communications, Inc. *	148,700	1,784,400
Lumos Networks Corp. *	34,700	623,212
Ooma, Inc. *	28,700	301,350
ORBCOMM, Inc. *	119,100	1,347,021
pdvWireless, Inc. *(a)	15,305	436,958
Shenandoah Telecommunications Co.	77,900	2,960,200
Spok Holdings, Inc.	39,700	672,915
Straight Path Communications, Inc., Class B *	16,515	2,997,638
Vonage Holdings Corp. *	341,300	2,774,769
Windstream Holdings, Inc.	324,482	610,026
		30,196,344

Transportation 1.6%
Air Transport Services Group, Inc. *	98,700	2,388,540
Allegiant Travel Co.	21,081	2,875,448
ArcBest Corp.	40,572	1,322,647
Atlas Air Worldwide Holdings, Inc. *	41,200	2,527,620
Avis Budget Group, Inc. *	129,500	5,341,875
Costamare, Inc.	97,000	602,370
Covenant Transport Group, Inc., Class A *	21,294	632,432
Daseke, Inc. *	32,400	448,092
Eagle Bulk Shipping, Inc. *(a)	64,500	303,150
Echo Global Logistics, Inc. *	45,275	1,088,864
Forward Air Corp.	52,282	3,003,078
Genco Shipping & Trading Ltd. *	8,000	96,080
Hawaiian Holdings, Inc. *	90,900	3,045,150
Heartland Express, Inc.	82,400	1,757,592
Hertz Global Holdings, Inc. *	91,500	2,275,605
Hub Group, Inc., Class A *	57,998	2,511,313
Knight-Swift Transportation Holdings, Inc. *	211,328	8,759,546
Marten Transport Ltd.	71,608	1,407,097
Matson, Inc.	74,531	2,029,479
Navios Maritime Holdings, Inc. *	168,800	307,216
Radiant Logistics, Inc. *	67,754	330,640
Roadrunner Transportation Systems, Inc. *	57,700	507,760
Safe Bulkers, Inc. *	82,600	293,230
Saia, Inc. *	44,100	2,857,680
Schneider National, Inc., Class B	54,500	1,427,355
Scorpio Bulkers, Inc. *	105,875	847,000
SkyWest, Inc.	85,712	4,037,035
Universal Logistics Holdings, Inc.	11,747	253,735
Werner Enterprises, Inc.	80,249	2,860,877
YRC Worldwide, Inc. *	59,200	797,424
		56,935,930

Utilities 3.7%
ALLETE, Inc.	86,999	6,816,372
American States Water Co.	62,600	3,364,750
AquaVenture Holdings Ltd. *	24,200	294,514

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Artesian Resources Corp., Class A	15,700	637,734
Atlantic Power Corp. *	172,300	422,135
Avista Corp.	110,330	5,763,639
Black Hills Corp.	90,498	5,905,900
Cadiz, Inc. *(a)	35,700	473,025
California Water Service Group	86,474	3,631,908
Chesapeake Utilities Corp.	28,100	2,263,455
Connecticut Water Service, Inc.	18,400	1,141,168
Consolidated Water Co., Ltd.	35,976	442,505
Dynegy, Inc. *	182,700	2,274,615
El Paso Electric Co.	69,803	4,013,673
Genie Energy Ltd., Class B	17,611	100,735
Global Water Resources, Inc.	15,000	141,150
IDACORP, Inc.	85,743	7,890,928
MGE Energy, Inc.	58,940	3,892,987
Middlesex Water Co.	26,185	1,138,524
New Jersey Resources Corp.	146,100	6,494,145
Northwest Natural Gas Co.	48,895	3,244,183
NorthWestern Corp.	82,369	4,882,834
NRG Yield, Inc., Class A	59,933	1,099,771
NRG Yield, Inc., Class C	107,624	2,001,806
ONE Gas, Inc.	88,200	6,789,636
Ormat Technologies, Inc.	68,073	4,419,980
Otter Tail Corp.	66,253	3,044,325
Pattern Energy Group, Inc.	128,300	2,959,881
PNM Resources, Inc.	135,500	5,880,700
Portland General Electric Co.	154,008	7,352,342
Pure Cycle Corp. *	30,700	233,320
RGC Resources, Inc. (a)	12,000	349,080
SJW Group.	27,500	1,631,025
South Jersey Industries, Inc.	137,420	4,668,157
Southwest Gas Holdings, Inc.	80,196	6,607,348
Spark Energy, Inc., Class A (a)	27,000	378,000
Spire, Inc.	79,671	6,290,026
TerraForm Global, Inc., Class A *	144,200	702,975
TerraForm Power, Inc.	70,000	940,100
The York Water Co.	19,200	675,840
Unitil Corp.	26,100	1,357,200
WGL Holdings, Inc.	87,533	7,501,578
		130,113,969
Total Common Stock
(Cost $2,369,360,215)		3,509,111,872

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	174,886	14,516

Pharmaceuticals, Biotechnology & Life Sciences* 0.0%
Dyax Corp. CVR *(d)	224,713	249,431
Omthera Pharmaceutical CVR *(d)	8,400	—
Tobira Therapeutics, Inc. *(d)	14,029	84,595
		334,026
Total Rights
(Cost $250,273)		348,542

Other Investment Company 3.1% of net assets

Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 0.96% (b)	110,274,741	110,274,741
Total Other Investment Company
(Cost $110,274,741)		110,274,741

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc.
0.60%, 11/01/17 (c)	10,068,225	10,068,225
Total Short-Term Investment
(Cost $10,068,225)		10,068,225

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 12/15/17	252	18,934,020	18,045
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $107,544,231.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Adient plc	24,062	2,029,870
American Axle & Manufacturing Holdings, Inc. *	32,023	569,689
Autoliv, Inc.	21,000	2,622,060
BorgWarner, Inc.	52,100	2,746,712
Cooper Tire & Rubber Co.	15,600	511,680
Cooper-Standard Holding, Inc. *	5,400	601,992
Dana, Inc.	35,200	1,073,248
Delphi Automotive plc	66,485	6,607,279
Dorman Products, Inc. *	8,900	615,079
Ford Motor Co.	968,677	11,885,667
Fox Factory Holding Corp. *	9,000	382,950
General Motors Co.	326,552	14,035,205
Gentex Corp.	74,400	1,444,104
Gentherm, Inc. *	13,007	435,734
Harley-Davidson, Inc.	42,093	1,992,683
Horizon Global Corp. *	3,717	60,327
LCI Industries	5,400	668,520
Lear Corp.	16,400	2,879,676
Modine Manufacturing Co. *	12,100	254,705
Motorcar Parts of America, Inc. *	13,800	398,958
Standard Motor Products, Inc.	7,500	327,525
Stoneridge, Inc. *	13,100	297,894
Strattec Security Corp.	1,500	69,225
Tenneco, Inc.	10,080	585,749
Tesla, Inc. *	32,519	10,781,024
The Goodyear Tire & Rubber Co.	53,637	1,640,756
Thor Industries, Inc.	10,000	1,362,200
Tower International, Inc.	5,564	169,146
Visteon Corp. *	8,000	1,008,320
VOXX International Corp. *	9,100	60,970
Winnebago Industries, Inc.	7,400	363,710
		68,482,657

Banks 6.9%
1st Source Corp.	6,080	311,965
Ameris Bancorp	12,948	620,209
Arrow Financial Corp.	6,062	213,989
Associated Banc-Corp.	32,290	816,937
Banc of California, Inc.	15,000	315,750
BancFirst Corp.	4,600	251,390
BancorpSouth, Inc.	26,212	828,299
Bank Mutual Corp.	18,268	193,184
Bank of America Corp.	2,442,841	66,909,415
Bank of Hawaii Corp.	10,000	816,100
Bank of the Ozarks, Inc.	32,600	1,519,812
BankUnited, Inc.	26,896	937,326
Banner Corp.	10,571	605,930
BB&T Corp.	203,488	10,019,749
Beneficial Bancorp, Inc.	29,899	493,333
Berkshire Hills Bancorp, Inc.	8,000	306,400
Blue Hills Bancorp, Inc.	6,550	142,135
BofI Holding, Inc. *(b)	20,000	538,000
BOK Financial Corp.	7,340	634,690
Boston Private Financial Holdings, Inc.	20,729	329,591

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Bridge Bancorp, Inc.	8,000	284,000
Brookline Bancorp, Inc.	33,705	519,057
Bryn Mawr Bank Corp.	3,400	149,090
Camden National Corp.	3,750	161,888
Capital Bank Financial Corp., Class A	10,300	418,180
Capital City Bank Group, Inc.	6,875	169,538
Capitol Federal Financial, Inc.	37,463	516,615
Cathay General Bancorp	16,006	669,051
CenterState Bank Corp.	17,590	468,598
Central Pacific Financial Corp.	10,269	319,571
Century Bancorp, Inc., Class A	800	67,960
Chemical Financial Corp.	15,770	830,921
CIT Group, Inc.	36,420	1,697,900
Citigroup, Inc.	679,026	49,908,411
Citizens Financial Group, Inc.	126,300	4,800,663
City Holding Co.	4,800	338,352
CoBiz Financial, Inc.	20,000	408,800
Columbia Banking System, Inc.	17,451	759,293
Comerica, Inc.	43,459	3,414,574
Commerce Bancshares, Inc.	20,482	1,191,233
Community Bank System, Inc.	18,260	1,009,595
Community Trust Bancorp, Inc.	10,335	499,180
ConnectOne Bancorp, Inc.	11,100	298,035
Cullen/Frost Bankers, Inc.	15,600	1,536,600
Customers Bancorp, Inc. *	13,200	360,888
CVB Financial Corp.	32,611	778,098
Dime Community Bancshares, Inc.	6,875	151,594
Eagle Bancorp, Inc. *	11,760	783,804
East West Bancorp, Inc.	34,500	2,064,480
Enterprise Financial Services Corp.	7,400	322,640
Essent Group Ltd. *	23,000	980,260
F.N.B. Corp.	90,033	1,214,545
FCB Financial Holdings, Inc., Class A *	14,600	681,820
Federal Agricultural Mortgage Corp., Class C	5,100	378,624
Fifth Third Bancorp	178,314	5,153,275
First BanCorp *	56,579	291,382
First Bancorp (North Carolina)	10,000	367,000
First Busey Corp.	16,033	498,947
First Citizens BancShares, Inc., Class A	1,900	769,500
First Commonwealth Financial Corp.	24,904	362,602
First Defiance Financial Corp.	2,482	134,524
First Financial Bancorp	23,039	628,965
First Financial Bankshares, Inc.	18,200	830,830
First Financial Corp.	2,600	123,500
First Hawaiian, Inc.	11,000	321,640
First Horizon National Corp.	66,116	1,240,997
First Interstate BancSystem, Inc., Class A	8,900	349,770
First Merchants Corp.	9,041	388,763
First Midwest Bancorp, Inc.	34,325	792,564
First Republic Bank	36,924	3,596,398
First United Corp. *	2,475	43,313
Flagstar Bancorp, Inc. *	8,060	301,202
Flushing Financial Corp.	6,800	203,864
Fulton Financial Corp.	37,785	687,687
German American Bancorp, Inc.	5,271	189,651
Glacier Bancorp, Inc.	16,797	637,614
Great Southern Bancorp, Inc.	3,400	182,750
Great Western Bancorp, Inc.	13,000	527,670
Guaranty Bancorp	5,824	165,693
Hancock Holding Co.	23,944	1,167,270
Hanmi Financial Corp.	14,700	452,025
HarborOne Bancorp, Inc. *	15,000	292,650
Heartland Financial USA, Inc.	8,700	428,475
Heritage Commerce Corp.	12,000	184,560
Heritage Financial Corp.	6,135	187,117
Hilltop Holdings, Inc.	14,975	352,811
Home BancShares, Inc.	51,929	1,167,364
HomeStreet, Inc. *	14,000	406,700

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Hope Bancorp, Inc.	26,063	480,862
Horizon Bancorp	5,157	141,921
Huntington Bancshares, Inc.	265,936	3,669,917
IBERIABANK Corp.	12,858	948,277
Impac Mortgage Holdings, Inc. *	15,600	204,360
Independent Bank Corp., Massachusetts	5,700	410,970
Independent Bank Corp., Michigan	16,731	376,447
Independent Bank Group, Inc.	5,000	314,500
International Bancshares Corp.	13,484	547,450
Investors Bancorp, Inc.	78,997	1,086,209
JPMorgan Chase & Co.	881,811	88,719,005
Kearny Financial Corp.	29,323	441,311
KeyCorp	274,146	5,003,164
Lakeland Bancorp, Inc.	15,000	308,250
Lakeland Financial Corp.	5,550	267,954
LegacyTexas Financial Group, Inc.	8,700	347,043
LendingTree, Inc. *	2,444	655,114
Live Oak Bancshares, Inc.	5,909	140,043
M&T Bank Corp.	39,167	6,531,881
MainSource Financial Group, Inc.	5,535	208,614
MB Financial, Inc.	20,757	953,577
Mercantile Bank Corp.	4,032	145,555
Meridian Bancorp, Inc.	10,660	210,002
Meta Financial Group, Inc.	1,939	169,178
MGIC Investment Corp. *	102,800	1,470,040
MutualFirst Financial, Inc.	2,000	77,400
National Bank Holdings Corp., Class A	12,800	420,096
Nationstar Mortgage Holdings, Inc. *	10,200	198,594
NBT Bancorp, Inc.	11,500	438,610
New York Community Bancorp, Inc.	114,285	1,435,420
NMI Holdings, Inc., Class A *	13,009	189,281
Northfield Bancorp, Inc.	15,765	268,951
Northrim BanCorp, Inc.	4,281	139,133
Northwest Bancshares, Inc.	19,350	326,434
OceanFirst Financial Corp.	7,150	198,412
Ocwen Financial Corp. *	18,620	64,984
OFG Bancorp	8,163	72,651
Old National Bancorp	29,600	538,720
Oritani Financial Corp.	6,000	101,700
Pacific Continental Corp.	5,235	146,580
Pacific Premier Bancorp, Inc. *	14,000	565,600
PacWest Bancorp	33,562	1,621,716
Park National Corp.	4,845	531,933
Park Sterling Corp.	13,032	163,812
Peapack-Gladstone Financial Corp.	3,842	133,279
People's United Financial, Inc.	89,322	1,666,749
Peoples Bancorp, Inc.	13,100	433,872
Peoples Financial Corp.	3,000	42,750
PHH Corp. *	22,086	291,756
Pinnacle Financial Partners, Inc.	20,230	1,339,226
Popular, Inc.	25,720	943,410
Preferred Bank	3,201	197,598
Premier Financial Bancorp, Inc.	2,909	60,216
Prosperity Bancshares, Inc.	17,300	1,137,994
Provident Financial Holdings, Inc.	4,350	84,086
Provident Financial Services, Inc.	14,017	381,262
QCR Holdings, Inc.	2,998	143,155
Radian Group, Inc.	51,000	1,068,960
Regions Financial Corp.	298,873	4,626,554
Renasant Corp.	8,910	368,874
Republic Bancorp, Inc., Class A	6,521	256,406
S&T Bancorp, Inc.	12,400	507,036
Sandy Spring Bancorp, Inc.	5,900	238,419
Seacoast Banking Corp. of Florida *	17,436	432,238
ServisFirst Bancshares, Inc.	17,000	697,170
Shore Bancshares, Inc.	1,250	20,575
Signature Bank *	14,200	1,846,142
Simmons First National Corp., Class A	14,944	862,269

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
South State Corp.	5,584	502,839
Southside Bancshares, Inc.	5,357	189,691
State Bank Financial Corp.	6,200	179,242
Sterling Bancorp	60,535	1,516,402
Stock Yards Bancorp, Inc.	5,505	207,814
Sun Bancorp, Inc.	3,863	97,927
SunTrust Banks, Inc.	116,657	7,023,918
SVB Financial Group *	13,800	3,026,064
Synovus Financial Corp.	28,042	1,313,768
TCF Financial Corp.	50,900	927,398
Texas Capital Bancshares, Inc. *	10,689	919,788
TFS Financial Corp.	21,200	326,904
The First of Long Island Corp.	9,000	283,950
The PNC Financial Services Group, Inc.	119,982	16,412,338
Timberland Bancorp, Inc.	2,000	60,620
Tompkins Financial Corp.	4,024	350,571
Towne Bank	21,600	723,600
TriCo Bancshares	5,682	235,348
TriState Capital Holdings, Inc. *	17,300	391,845
Triumph Bancorp, Inc. *	4,448	137,888
TrustCo Bank Corp.	20,657	189,528
Trustmark Corp.	24,262	799,190
U.S. Bancorp	398,774	21,685,330
UMB Financial Corp.	11,374	836,330
Umpqua Holdings Corp.	51,951	1,062,917
Union Bankshares Corp.	12,893	444,937
United Bankshares, Inc.	28,527	1,025,546
United Community Banks, Inc.	22,878	627,315
United Financial Bancorp, Inc.	14,699	269,139
Univest Corp. of Pennsylvania	5,795	169,793
Valley National Bancorp	77,242	888,283
Walker & Dunlop, Inc. *	9,700	532,433
Washington Federal, Inc.	23,242	808,822
Washington Trust Bancorp, Inc.	3,600	199,800
Waterstone Financial, Inc.	6,868	131,866
Webster Financial Corp.	21,963	1,207,745
Wells Fargo & Co.	1,118,288	62,780,688
WesBanco, Inc.	14,156	571,902
Westamerica Bancorp	5,200	302,796
Western Alliance Bancorp *	26,200	1,461,960
Wintrust Financial Corp.	13,200	1,073,028
WSFS Financial Corp.	6,000	298,200
Zions Bancorp	49,625	2,305,577
		461,919,842

Capital Goods 7.7%
3M Co.	149,527	34,419,620
A.O. Smith Corp.	35,000	2,072,000
AAON, Inc.	10,279	359,765
AAR Corp.	8,400	326,676
Actuant Corp., Class A	10,280	262,140
Acuity Brands, Inc.	10,100	1,688,720
Advanced Drainage Systems, Inc.	7,807	152,627
AECOM *	43,025	1,508,456
Aegion Corp. *	17,800	414,562
Aerojet Rocketdyne Holdings, Inc. *	26,000	821,080
Aerovironment, Inc. *	4,200	214,872
AGCO Corp.	15,462	1,060,229
Air Lease Corp.	25,200	1,094,940
Aircastle Ltd.	14,100	327,966
Alamo Group, Inc.	2,500	263,750
Albany International Corp., Class A	6,718	405,431
Allegion plc	25,133	2,095,841
Allison Transmission Holdings, Inc.	38,555	1,638,202
Altra Industrial Motion Corp.	4,300	205,970
American Railcar Industries, Inc.	4,500	179,100
American Woodmark Corp. *	4,000	386,400

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
AMETEK, Inc.	55,959	3,776,673
Apogee Enterprises, Inc.	6,600	315,018
Applied Industrial Technologies, Inc.	13,125	835,406
Arconic, Inc.	100,377	2,521,470
Argan, Inc.	2,852	196,075
Armstrong Flooring, Inc. *	4,247	62,856
Armstrong World Industries, Inc. *	14,595	745,804
Astec Industries, Inc.	5,700	296,115
Astronics Corp. *	2,932	100,861
Axon Enterprise, Inc. *(b)	11,800	271,046
AZZ, Inc.	10,000	478,000
Babcock & Wilcox Enterprises, Inc. *	8,700	38,106
Barnes Group, Inc.	11,200	729,008
Beacon Roofing Supply, Inc. *	16,100	892,101
BMC Stock Holdings, Inc. *	23,915	512,977
Briggs & Stratton Corp.	11,400	287,280
Builders FirstSource, Inc. *	35,772	644,611
BWX Technologies, Inc.	24,900	1,492,008
CAI International, Inc. *	4,600	170,292
Carlisle Cos., Inc.	15,000	1,647,450
Caterpillar, Inc.	145,769	19,795,430
Chart Industries, Inc. *	4,400	191,400
Chicago Bridge & Iron Co., N.V. (b)	18,000	250,920
CIRCOR International, Inc.	3,750	164,813
Colfax Corp. *	26,100	1,088,631
Columbus McKinnon Corp.	4,300	170,108
Comfort Systems USA, Inc.	7,700	341,110
Continental Building Products, Inc. *	8,721	232,851
Crane Co.	13,000	1,080,560
CSW Industrials, Inc. *	3,868	189,725
Cubic Corp.	4,500	245,475
Cummins, Inc.	38,500	6,809,880
Curtiss-Wright Corp.	12,500	1,478,125
Deere & Co.	77,854	10,345,240
DMC Global, Inc.	6,800	147,900
Donaldson Co., Inc.	36,200	1,709,002
Douglas Dynamics, Inc.	4,907	205,849
Dover Corp.	38,161	3,643,994
Ducommun, Inc. *	3,200	105,504
DXP Enterprises, Inc. *	1,700	54,519
Dycom Industries, Inc. *	8,600	755,338
Eaton Corp. plc	107,577	8,608,312
EMCOR Group, Inc.	17,440	1,404,094
Emerson Electric Co.	158,770	10,234,314
Encore Wire Corp.	4,600	207,690
EnerSys	11,700	811,629
Engility Holdings, Inc. *	4,116	138,586
EnPro Industries, Inc.	4,900	410,326
ESCO Technologies, Inc.	3,900	226,005
Esterline Technologies Corp. *	9,000	853,650
Fastenal Co.	73,932	3,472,586
Federal Signal Corp.	12,800	273,280
Flowserve Corp.	35,191	1,550,867
Fluor Corp.	35,719	1,539,132
Fortive Corp.	75,219	5,435,325
Fortune Brands Home & Security, Inc.	40,883	2,700,731
Franklin Electric Co., Inc.	9,700	441,350
Gardner Denver Holdings, Inc. *	10,542	304,137
GATX Corp.	8,900	528,749
Generac Holdings, Inc. *	19,118	995,857
General Cable Corp.	6,700	140,365
General Dynamics Corp.	69,200	14,046,216
General Electric Co.	2,161,262	43,571,042
Gibraltar Industries, Inc. *	6,300	209,475
Global Brass & Copper Holdings, Inc.	8,800	308,000
GMS, Inc. *	6,509	221,631
Graco, Inc.	13,812	1,820,283
Granite Construction, Inc.	8,150	519,074

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Great Lakes Dredge & Dock Corp. *	11,600	59,160
Griffon Corp.	15,100	340,505
H&E Equipment Services, Inc.	6,800	223,992
Hardinge, Inc.	4,800	79,392
Harsco Corp. *	36,200	769,250
HD Supply Holdings, Inc. *	51,900	1,836,741
HEICO Corp.	6,468	586,518
HEICO Corp., Class A	13,250	1,008,325
Herc Holdings, Inc. *	5,820	282,037
Hexcel Corp.	21,200	1,286,628
Hillenbrand, Inc.	17,800	703,990
Honeywell International, Inc.	189,633	27,337,493
Hubbell, Inc.	13,967	1,757,328
Huntington Ingalls Industries, Inc.	10,672	2,484,762
Hyster-Yale Materials Handling, Inc.	2,300	180,527
IDEX Corp.	19,025	2,439,195
IES Holdings, Inc. *	5,105	95,464
Illinois Tool Works, Inc.	76,611	11,991,154
Ingersoll-Rand plc	61,300	5,431,180
ITT, Inc.	19,300	900,152
Jacobs Engineering Group, Inc.	26,500	1,542,565
JELD-WEN Holding, Inc. *	10,000	368,800
John Bean Technologies Corp.	8,183	874,763
Johnson Controls International plc	229,321	9,491,596
Kadant, Inc.	3,001	340,914
Kaman Corp.	5,700	318,858
KBR, Inc.	43,900	861,757
Kennametal, Inc.	25,000	1,091,250
KLX, Inc. *	15,600	855,816
Kratos Defense & Security Solutions, Inc. *	11,080	133,403
L.B. Foster Co., Class A *	1,400	34,860
L3 Technologies, Inc.	19,676	3,682,954
Lawson Products, Inc. *	5,500	138,325
Layne Christensen Co. *	4,500	59,445
Lennox International, Inc.	8,449	1,614,857
Lincoln Electric Holdings, Inc.	13,600	1,246,712
Lindsay Corp.	3,100	283,836
Lockheed Martin Corp.	62,535	19,270,786
Lydall, Inc. *	5,500	317,900
Masco Corp.	77,500	3,086,050
Masonite International Corp. *	8,700	583,770
MasTec, Inc. *	15,750	685,912
Mercury Systems, Inc. *	15,800	797,426
Meritor, Inc. *	22,600	587,826
Micronet Enertec Technologies, Inc. *	26,009	21,587
Milacron Holdings Corp. *	12,365	221,952
Moog, Inc., Class A *	7,587	665,835
MRC Global, Inc. *	30,500	523,075
MSC Industrial Direct Co., Inc., Class A	12,000	994,800
Mueller Industries, Inc.	11,800	410,050
Mueller Water Products, Inc., Class A	55,039	657,166
MYR Group, Inc. *	8,500	271,065
National Presto Industries, Inc.	2,900	339,010
Navistar International Corp. *	24,800	1,049,288
NCI Building Systems, Inc. *	14,480	230,956
NN, Inc.	16,700	493,485
Nordson Corp.	11,599	1,469,477
Northrop Grumman Corp.	43,940	12,985,588
NOW, Inc. *	35,105	439,515
Ocean Power Technologies, Inc. *(b)	121,730	150,337
Omega Flex, Inc.	700	45,143
Orbital ATK, Inc.	14,394	1,913,394
Oshkosh Corp.	18,900	1,730,484
Owens Corning	26,800	2,216,092
PACCAR, Inc.	88,548	6,351,548
Park-Ohio Holdings Corp.	3,600	169,740
Parker-Hannifin Corp.	33,300	6,080,913
Patrick Industries, Inc. *	3,177	295,461

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Pentair plc	42,885	3,021,677
PGT Innovations, Inc. *	10,000	141,000
Plug Power, Inc. *(b)	54,966	156,653
Powell Industries, Inc.	2,800	81,144
Preformed Line Products Co.	1,000	71,110
Primoris Services Corp.	6,900	195,063
Proto Labs, Inc. *	4,800	418,800
Quanex Building Products Corp.	6,125	134,444
Quanta Services, Inc. *	38,271	1,443,965
Raven Industries, Inc.	5,600	188,440
Raytheon Co.	72,602	13,082,880
RBC Bearings, Inc. *	6,000	742,920
Regal Beloit Corp.	13,600	1,103,640
Rexnord Corp. *	29,900	763,048
Rockwell Automation, Inc.	32,431	6,512,793
Rockwell Collins, Inc.	39,901	5,410,576
Roper Technologies, Inc.	25,069	6,472,064
Rush Enterprises, Inc., Class A *	8,200	416,396
Sensata Technologies Holding N.V. *	43,600	2,132,476
Simpson Manufacturing Co., Inc.	16,200	902,988
SiteOne Landscape Supply, Inc. *	12,000	762,120
Snap-on, Inc.	14,880	2,347,766
Spirit AeroSystems Holdings, Inc., Class A	31,100	2,491,110
SPX Corp. *	7,110	208,252
SPX FLOW, Inc. *	7,110	293,145
Standex International Corp.	3,000	310,650
Stanley Black & Decker, Inc.	38,013	6,141,000
Sun Hydraulics Corp.	5,600	322,168
Teledyne Technologies, Inc. *	9,057	1,539,328
Tennant Co.	4,200	291,270
Terex Corp.	27,000	1,271,970
Textron, Inc.	68,300	3,602,142
The Boeing Co.	138,455	35,718,621
The Gorman-Rupp Co.	5,141	164,409
The Greenbrier Cos., Inc.	5,800	302,760
The KeyW Holding Corp. *	8,400	63,420
The Manitowoc Co., Inc. *	23,200	220,864
The Middleby Corp. *	14,000	1,622,600
The Timken Co.	19,300	909,995
The Toro Co.	25,900	1,627,815
Thermon Group Holdings, Inc. *	9,500	204,345
Titan International, Inc.	30,625	298,288
Titan Machinery, Inc. *	3,600	53,604
TransDigm Group, Inc.	11,800	3,274,500
Trex Co., Inc. *	9,700	1,061,665
TriMas Corp. *	9,293	246,729
Trinity Industries, Inc.	38,000	1,235,760
Triton International Ltd. *	15,020	599,298
Triumph Group, Inc.	17,600	546,480
Tutor Perini Corp. *	7,100	200,220
Twin Disc, Inc. *	17,900	382,165
United Rentals, Inc. *	18,900	2,673,972
United Technologies Corp.	186,056	22,282,067
Univar, Inc. *	26,100	776,475
Universal Forest Products, Inc.	4,600	519,340
USG Corp. *	28,300	971,539
Valmont Industries, Inc.	6,100	969,290
Vectrus, Inc. *	1,938	59,128
Veritiv Corp. *	1,466	47,132
Vicor Corp. *	9,900	213,345
W.W. Grainger, Inc.	14,300	2,827,110
Wabash National Corp.	11,200	252,000
WABCO Holdings, Inc. *	12,733	1,879,009
Wabtec Corp.	23,824	1,822,536
Watsco, Inc.	6,800	1,132,676
Watts Water Technologies, Inc., Class A	7,800	525,720
Welbilt, Inc. *	43,100	950,786
Wesco Aircraft Holdings, Inc. *	13,500	122,175

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
WESCO International, Inc. *	12,200	770,430
Woodward, Inc.	14,800	1,144,484
Xylem, Inc.	41,800	2,780,954
		518,107,423

Commercial & Professional Services 0.9%
ABM Industries, Inc.	13,900	583,383
Acacia Research Corp. *	89,600	403,200
ACCO Brands Corp. *	42,001	548,113
Advanced Disposal Services, Inc. *	10,146	252,838
ARC Document Solutions, Inc. *	3,000	13,260
Brady Corp., Class A	15,400	585,970
Casella Waste Systems, Inc., Class A *	13,300	245,518
CBIZ, Inc. *	13,406	227,232
Cintas Corp.	19,650	2,928,636
Clean Harbors, Inc. *	10,900	583,259
CompX International, Inc.	2,000	29,700
Copart, Inc. *	54,436	1,975,482
Covanta Holding Corp.	26,400	425,040
CRA International, Inc.	4,200	177,492
Deluxe Corp.	12,100	842,765
Ennis, Inc.	6,500	130,975
Equifax, Inc.	31,116	3,377,019
Essendant, Inc.	5,800	56,144
Exponent, Inc.	6,600	487,410
Forrester Research, Inc.	6,800	297,160
FTI Consulting, Inc. *	11,500	491,625
GP Strategies Corp. *	1,500	43,575
Healthcare Services Group, Inc.	20,256	1,071,340
Heidrick & Struggles International, Inc.	5,000	124,250
Herman Miller, Inc.	18,700	628,320
HNI Corp.	12,700	434,594
Huron Consulting Group, Inc. *	5,000	183,000
ICF International, Inc. *	6,500	349,050
IHS Markit Ltd. *	88,260	3,760,759
InnerWorkings, Inc. *	7,400	80,512
Insperity, Inc.	6,800	645,320
Interface, Inc.	24,700	563,160
KAR Auction Services, Inc.	36,200	1,713,346
Kelly Services, Inc., Class A	5,700	149,967
Kforce, Inc.	7,105	148,850
Kimball International, Inc., Class B	9,100	174,447
Knoll, Inc.	7,000	148,540
Korn/Ferry International	15,700	656,731
LSC Communications, Inc.	4,579	74,088
ManpowerGroup, Inc.	18,137	2,235,929
Mastech Digital, Inc. *	675	8,606
Matthews International Corp., Class A	5,300	333,105
McGrath RentCorp	4,600	205,620
Mistras Group, Inc. *	4,000	84,040
Mobile Mini, Inc.	14,700	486,570
MSA Safety, Inc.	8,700	691,650
Multi-Color Corp.	4,625	382,488
Navigant Consulting, Inc. *	14,000	242,340
Nielsen Holdings plc	83,300	3,087,931
NL Industries, Inc. *	7,800	101,400
On Assignment, Inc. *	12,700	777,494
Pitney Bowes, Inc.	43,000	590,820
Quad Graphics, Inc.	9,800	223,342
Republic Services, Inc.	57,582	3,746,861
Resources Connection, Inc.	11,300	177,975
Robert Half International, Inc.	33,651	1,742,112
Rollins, Inc.	28,927	1,270,185
RPX Corp. *	10,300	134,106
RR Donnelley & Sons Co.	12,212	112,350
SP Plus Corp. *	5,505	213,319
Steelcase, Inc., Class A	11,500	167,325

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Stericycle, Inc. *	19,900	1,409,915
Team, Inc. *	4,548	55,940
Tetra Tech, Inc.	13,131	646,702
The Advisory Board Co. *	13,800	744,165
The Brink's Co.	12,100	920,810
The Dun & Bradstreet Corp.	7,840	915,947
TransUnion *	35,200	1,847,648
TriNet Group, Inc. *	11,600	402,752
TrueBlue, Inc. *	10,100	273,710
UniFirst Corp.	3,700	582,750
US Ecology, Inc.	3,500	166,425
Verisk Analytics, Inc. *	36,600	3,112,830
Viad Corp.	3,625	210,431
Virco Manufacturing Corp. *	1,170	6,611
WageWorks, Inc. *	11,900	758,625
Waste Management, Inc.	100,010	8,217,822
Willdan Group, Inc. *	8,400	252,504
		63,153,225

Consumer Durables & Apparel 1.3%
American Outdoor Brands Corp. *	12,400	177,692
AV Homes, Inc. *	6,500	108,225
Beazer Homes USA, Inc. *	10,835	227,318
Brunswick Corp.	18,400	931,960
CalAtlantic Group, Inc.	12,527	618,082
Callaway Golf Co.	31,065	448,268
Carter's, Inc.	14,400	1,392,912
Cavco Industries, Inc. *	1,610	252,609
Columbia Sportswear Co.	6,900	430,422
Crocs, Inc. *	15,000	153,000
CSS Industries, Inc.	4,800	143,904
D.R. Horton, Inc.	87,290	3,859,091
Deckers Outdoor Corp. *	7,500	511,800
Ethan Allen Interiors, Inc.	10,200	303,450
Flexsteel Industries, Inc.	1,900	95,513
Fossil Group, Inc. *	7,662	60,377
G-III Apparel Group Ltd. *	11,300	286,342
Garmin Ltd.	27,800	1,573,758
GoPro, Inc., Class A *(b)	49,800	519,414
Hamilton Beach Brands Holding Co., Class A *	3,800	147,326
Hanesbrands, Inc.	89,688	2,017,980
Hasbro, Inc.	28,000	2,592,520
Helen of Troy Ltd. *	7,900	733,910
Hovnanian Enterprises, Inc., Class A *	50,500	122,210
Iconix Brand Group, Inc. *	9,600	15,744
Installed Building Products, Inc. *	4,326	301,522
iRobot Corp. *	7,300	490,487
JAKKS Pacific, Inc. *	7,500	20,625
KB Home	19,700	540,371
La-Z-Boy, Inc.	17,600	474,320
Leggett & Platt, Inc.	33,800	1,597,388
Lennar Corp., Class A	49,752	2,769,694
LGI Homes, Inc. *(b)	8,000	482,640
Libbey, Inc.	7,232	49,467
lululemon Athletica, Inc. *	23,957	1,473,595
M.D.C. Holdings, Inc.	9,453	350,139
M/I Homes, Inc. *	3,000	100,200
Malibu Boats, Inc., Class A *	10,000	312,000
Marine Products Corp.	405	5,820
Mattel, Inc.	76,700	1,083,004
Meritage Homes Corp. *	15,000	730,500
Michael Kors Holdings Ltd. *	38,700	1,888,947
Mohawk Industries, Inc. *	14,919	3,905,197
Movado Group, Inc.	5,800	160,660
Nautilus, Inc. *	9,825	127,725
Newell Brands, Inc.	122,097	4,979,116
NIKE, Inc., Class B	323,790	17,805,212

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Nova Lifestyle, Inc. *(b)	57,200	88,660
NVR, Inc. *	800	2,625,096
Oxford Industries, Inc.	2,500	161,500
Perry Ellis International, Inc. *	5,500	128,095
PICO Holdings, Inc. *	3,700	69,930
Polaris Industries, Inc.	16,081	1,904,473
PulteGroup, Inc.	68,976	2,085,145
PVH Corp.	19,311	2,448,828
Ralph Lauren Corp.	12,400	1,108,932
Sequential Brands Group, Inc. *	18,160	47,216
Skechers U.S.A., Inc., Class A *	38,000	1,212,960
Steven Madden Ltd. *	14,112	550,368
Sturm, Ruger & Co., Inc. (b)	2,700	133,785
Superior Uniform Group, Inc.	3,200	75,104
Tapestry, Inc.	75,198	3,079,358
Taylor Morrison Home Corp., Class A *	24,528	592,351
Tempur Sealy International, Inc. *	13,900	908,643
Toll Brothers, Inc.	31,200	1,436,448
TopBuild Corp. *	7,688	507,331
TRI Pointe Group, Inc. *	48,700	861,503
Tupperware Brands Corp.	14,300	840,125
Under Armour, Inc., Class A *(b)	50,500	632,260
Under Armour, Inc., Class C *(b)	59,269	683,372
Unifi, Inc. *	10,000	380,500
Universal Electronics, Inc. *	5,200	312,000
Vera Bradley, Inc. *	11,000	79,200
VF Corp.	79,100	5,509,315
Vista Outdoor, Inc. *	17,574	367,472
Vuzix Corp. *(b)	7,800	38,220
Whirlpool Corp.	17,614	2,887,463
William Lyon Homes, Class A *	14,900	413,475
Wolverine World Wide, Inc.	27,500	750,750
		90,292,334

Consumer Services 2.2%
Adtalem Global Education, Inc.	16,800	620,760
American Public Education, Inc. *	5,600	112,000
Aramark	64,600	2,822,374
Ascent Capital Group, Inc., Class A *	3,116	35,055
Belmond Ltd., Class A *	12,600	165,690
Biglari Holdings, Inc. *	279	99,726
BJ's Restaurants, Inc. *	7,300	231,410
Bloomin' Brands, Inc.	20,900	371,602
Boyd Gaming Corp.	21,300	622,599
Bridgepoint Education, Inc. *	13,700	132,616
Bright Horizons Family Solutions, Inc. *	13,712	1,183,346
Brinker International, Inc.	12,650	388,608
Buffalo Wild Wings, Inc. *	4,800	567,360
Caesars Entertainment Corp. *	41,600	538,720
Capella Education Co.	3,000	244,350
Career Education Corp. *	25,114	268,217
Carnival Corp.	100,339	6,661,506
Chegg, Inc. *	19,388	300,708
Chipotle Mexican Grill, Inc. *	6,879	1,870,400
Choice Hotels International, Inc.	12,200	850,950
Churchill Downs, Inc.	2,900	604,795
Chuy's Holdings, Inc. *	6,760	152,100
Cracker Barrel Old Country Store, Inc. (b)	5,146	803,445
Darden Restaurants, Inc.	33,068	2,720,504
Dave & Buster's Entertainment, Inc. *	12,600	607,320
Del Taco Restaurants, Inc. *	8,895	112,878
Denny's Corp. *	21,100	275,777
DineEquity, Inc.	3,000	142,830
Domino's Pizza, Inc.	12,200	2,232,600
Dover Motorsports, Inc.	1,400	2,730
Dunkin' Brands Group, Inc.	21,600	1,275,912
Eldorado Resorts, Inc. *	5,800	149,060

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Extended Stay America, Inc.	57,500	1,139,650
Fiesta Restaurant Group, Inc. *	4,300	71,165
Golden Entertainment, Inc. *	3,400	90,712
Graham Holdings Co., Class B	1,400	779,030
Grand Canyon Education, Inc. *	14,900	1,333,699
H&R Block, Inc.	54,700	1,353,278
Hilton Grand Vacations, Inc. *	20,624	844,759
Hilton Worldwide Holdings, Inc.	52,282	3,778,943
Houghton Mifflin Harcourt Co. *	19,600	194,040
Hyatt Hotels Corp., Class A *	14,968	937,895
ILG, Inc.	25,089	744,391
International Speedway Corp., Class A	6,445	250,388
J Alexander's Holdings, Inc. *	2,846	29,883
Jack in the Box, Inc.	7,000	724,570
K12, Inc. *	12,100	196,262
La Quinta Holdings, Inc. *	15,800	278,396
Las Vegas Sands Corp.	91,400	5,792,932
Laureate Education, Inc., Class A *	15,000	200,550
Luby's, Inc. *	6,900	16,629
Marriott International, Inc., Class A	75,492	9,019,784
Marriott Vacations Worldwide Corp.	6,780	892,384
McDonald's Corp.	202,011	33,717,656
MGM Resorts International	128,600	4,031,610
Monarch Casino & Resort, Inc. *	8,000	356,880
Norwegian Cruise Line Holdings Ltd. *	44,436	2,477,307
Papa John's International, Inc.	6,800	462,740
Penn National Gaming, Inc. *	17,000	443,530
Pinnacle Entertainment, Inc. *	9,800	253,526
Planet Fitness, Inc., Class A	24,700	658,008
Playa Hotels & Resorts N.V. *	13,217	136,532
Red Robin Gourmet Burgers, Inc. *	2,300	157,320
Red Rock Resorts, Inc., Class A	15,000	369,450
Regis Corp. *	17,300	258,289
Royal Caribbean Cruises Ltd.	40,900	5,062,193
Ruby Tuesday, Inc. *	33,713	79,900
Ruth's Hospitality Group, Inc.	7,190	151,709
Scientific Games Corp., Class A *	10,900	518,840
SeaWorld Entertainment, Inc. *(b)	28,211	323,862
Service Corp. International	44,900	1,592,154
ServiceMaster Global Holdings, Inc. *	30,000	1,413,300
Shake Shack, Inc., Class A *(b)	8,000	303,680
Six Flags Entertainment Corp.	20,000	1,255,800
Sonic Corp. (b)	12,868	326,847
Sotheby's *	11,338	587,535
Speedway Motorsports, Inc.	6,700	133,665
Starbucks Corp.	359,085	19,692,221
Strayer Education, Inc.	4,300	403,039
Texas Roadhouse, Inc.	16,100	805,161
The Cheesecake Factory, Inc.	13,087	585,512
The Wendy's Co.	50,775	772,288
Vail Resorts, Inc.	9,100	2,084,082
Weight Watchers International, Inc. *	6,500	291,980
Wingstop, Inc.	7,088	240,071
Wyndham Worldwide Corp.	26,044	2,782,801
Wynn Resorts Ltd.	21,245	3,133,425
Yum! Brands, Inc.	85,300	6,350,585
		148,050,786

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	14,617	2,726,070
AG Mortgage Investment Trust, Inc.	12,000	225,720
AGNC Investment Corp.	104,240	2,098,351
Ally Financial, Inc.	117,278	3,064,474
American Express Co.	182,907	17,471,277
Ameriprise Financial, Inc.	38,230	5,984,524
Annaly Capital Management, Inc.	287,717	3,297,237
Anworth Mortgage Asset Corp.	24,200	135,278

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Apollo Commercial Real Estate Finance, Inc.	34,655	626,216
Arlington Asset Investment Corp., Class A	6,941	79,613
ARMOUR Residential REIT, Inc.	7,625	191,006
Artisan Partners Asset Management, Inc., Class A	15,800	543,520
Associated Capital Group, Inc., Class A	3,400	126,140
Asta Funding, Inc. *	6,000	42,900
Atlanticus Holdings Corp. *	4,629	10,508
Berkshire Hathaway, Inc., Class B *	481,493	90,010,301
BGC Partners, Inc., Class A	61,300	929,921
BlackRock, Inc.	30,419	14,322,178
Blackstone Mortgage Trust, Inc., Class A	27,702	881,755
Capital One Financial Corp.	119,877	11,050,262
Capstead Mortgage Corp.	21,740	191,747
Cboe Global Markets, Inc.	26,296	2,973,026
Chimera Investment Corp.	50,440	923,052
CME Group, Inc.	83,750	11,487,987
Cohen & Steers, Inc.	5,400	234,846
Cowen, Inc., *	2,972	44,580
Credit Acceptance Corp. *	3,400	974,882
CYS Investments, Inc.	25,500	204,000
Diamond Hill Investment Group, Inc.	786	166,577
Discover Financial Services	94,207	6,267,592
Donnelley Financial Solutions, Inc. *	4,579	98,449
Dynex Capital, Inc.	21,998	153,986
E*TRADE Financial Corp. *	68,098	2,968,392
Eaton Vance Corp.	30,800	1,554,476
Encore Capital Group, Inc. *	5,600	260,120
Enova International, Inc. *	6,313	93,748
Evercore, Inc., Class A	12,300	985,230
EZCORP, Inc., Class A *	20,600	211,150
FactSet Research Systems, Inc.	9,650	1,832,245
Federated Investors, Inc., Class B	32,450	1,008,221
Financial Engines, Inc.	21,200	765,320
FirstCash, Inc.	13,896	887,260
FNFV Group *	16,478	284,246
Franklin Resources, Inc.	82,500	3,475,725
GAMCO Investors, Inc., Class A	3,400	98,464
Green Dot Corp., Class A *	12,149	687,876
Greenhill & Co., Inc.	4,500	82,350
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	312,780
Houlihan Lokey, Inc.	10,400	432,952
Interactive Brokers Group, Inc., Class A	20,529	1,108,977
Intercontinental Exchange, Inc.	145,730	9,632,753
INTL. FCStone, Inc. *	4,437	184,180
Invesco Ltd.	96,700	3,460,893
Invesco Mortgage Capital, Inc.	22,300	384,006
Investment Technology Group, Inc.	8,050	188,933
Janus Henderson Group plc	49,198	1,709,630
Ladder Capital Corp.	22,000	295,680
Lazard Ltd., Class A	35,000	1,663,900
Legg Mason, Inc.	17,550	670,059
LendingClub Corp. *	79,000	449,510
Leucadia National Corp.	84,450	2,136,585
LPL Financial Holdings, Inc.	22,300	1,106,303
MarketAxess Holdings, Inc.	8,900	1,548,600
MFA Financial, Inc.	93,700	772,088
Moelis & Co., Class A	10,000	427,500
Moody's Corp.	40,700	5,796,087
Morgan Stanley	348,025	17,401,250
Morningstar, Inc.	5,500	468,655
MSCI, Inc.	23,000	2,699,280
MTGE Investment Corp.	14,600	264,260
Nasdaq, Inc.	30,507	2,216,334
Navient Corp.	72,000	897,120
Nelnet, Inc., Class A	6,400	374,656
New Residential Investment Corp.	71,750	1,264,952
New York Mortgage Trust, Inc.	18,600	112,158
NewStar Financial, Inc.	13,500	165,780

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Northern Trust Corp.	53,600	5,012,672
OneMain Holdings, Inc. *	10,500	333,585
Orchid Island Capital, Inc.	20,000	199,200
PennyMac Mortgage Investment Trust	14,400	231,264
Piper Jaffray Cos.	3,950	288,745
PJT Partners, Inc., Class A	4,122	159,109
PRA Group, Inc. *	9,800	273,420
Raymond James Financial, Inc.	30,750	2,606,985
Redwood Trust, Inc.	19,700	309,487
Resource Capital Corp.	37,950	389,367
S&P Global, Inc.	63,361	9,914,096
Santander Consumer USA Holdings, Inc. *	43,700	727,168
SEI Investments Co.	31,100	2,006,261
SLM Corp. *	121,596	1,287,702
Starwood Property Trust, Inc.	63,073	1,356,700
State Street Corp.	90,760	8,349,920
Stifel Financial Corp.	11,785	624,959
Synchrony Financial	193,113	6,299,346
T. Rowe Price Group, Inc.	59,400	5,518,260
TD Ameritrade Holding Corp.	63,249	3,161,818
The Bank of New York Mellon Corp.	256,249	13,184,011
The Charles Schwab Corp. (a)	292,470	13,114,355
The Goldman Sachs Group, Inc.	89,444	21,688,381
Two Harbors Investment Corp.	107,000	1,048,600
Virtu Financial, Inc., Class A (b)	9,957	140,892
Virtus Investment Partners, Inc.	3,475	404,490
Voya Financial, Inc.	45,389	1,822,822
Waddell & Reed Financial, Inc., Class A	30,150	563,503
Western Asset Mortgage Capital Corp.	4,607	46,392
Westwood Holdings Group, Inc.	1,785	115,847
WisdomTree Investments, Inc.	20,500	227,345
World Acceptance Corp. *	3,000	262,500
		352,547,861

Energy 5.6%
Abraxas Petroleum Corp. *	36,200	77,106
Adams Resources & Energy, Inc.	2,300	98,762
Anadarko Petroleum Corp.	136,868	6,757,173
Andeavor	37,231	3,955,421
Antero Resources Corp. *	56,100	1,088,340
Apache Corp.	94,072	3,891,759
Arch Coal, Inc., Class A	5,800	443,236
Archrock, Inc.	10,720	128,640
Baker Hughes, a GE Co.	104,565	3,286,478
Bonanza Creek Energy, Inc. *	2,125	71,889
C&J Energy Services, Inc. *	25,000	712,250
Cabot Oil & Gas Corp.	112,800	3,124,560
California Resources Corp. *(b)	23,232	256,249
Callon Petroleum Co. *	61,700	684,253
Carrizo Oil & Gas, Inc. *	18,922	334,730
Centennial Resource Development, Inc., Class A *(b)	33,700	654,791
Cheniere Energy, Inc. *	56,300	2,631,462
Chesapeake Energy Corp. *(b)	277,430	1,081,977
Chevron Corp.	473,554	54,880,173
Cimarex Energy Co.	22,562	2,638,175
Cloud Peak Energy, Inc. *	119,200	506,600
Comstock Resources, Inc. *(b)	10,160	47,955
Concho Resources, Inc. *	37,876	5,083,338
ConocoPhillips	299,931	15,341,471
CONSOL Energy, Inc. *	44,600	719,398
Continental Resources, Inc. *	23,600	960,756
Core Laboratories N.V.	9,800	979,020
CVR Energy, Inc.	5,100	139,995
Delek US Holdings, Inc.	15,084	392,938
Denbury Resources, Inc. *	103,025	126,721
Devon Energy Corp.	128,060	4,725,414
Diamond Offshore Drilling, Inc. *(b)	11,400	190,722

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Diamondback Energy, Inc. *	25,886	2,773,944
Dril-Quip, Inc. *	12,700	534,670
Energen Corp. *	22,600	1,168,420
Energy XXI Gulf Coast, Inc. *	20,000	171,000
Ensco plc, Class A	88,700	478,093
EOG Resources, Inc.	143,259	14,307,276
EQT Corp.	43,100	2,695,474
Era Group, Inc. *	2,850	30,666
Exterran Corp. *	5,360	172,967
Extraction Oil & Gas, Inc. *	24,000	382,800
Exxon Mobil Corp.	1,059,793	88,333,747
Fairmount Santrol Holdings, Inc. *(b)	35,100	151,281
Forum Energy Technologies, Inc. *	11,200	161,280
Frank's International N.V.	14,000	92,540
Gastar Exploration, Inc. *	240,300	197,046
Geospace Technologies Corp. *	1,800	27,036
Gevo, Inc. *(b)	301,600	191,516
Green Plains, Inc.	9,300	171,120
Gulf Island Fabrication, Inc.	4,100	53,915
Gulfport Energy Corp. *	49,803	682,301
Halcon Resources Corp. *	50,000	329,000
Halliburton Co.	211,844	9,054,213
Helix Energy Solutions Group, Inc. *	39,464	269,144
Helmerich & Payne, Inc. (b)	29,217	1,586,775
Hess Corp.	65,400	2,888,064
HollyFrontier Corp.	50,154	1,853,190
Kinder Morgan, Inc.	484,563	8,775,436
Kosmos Energy Ltd. *	75,600	580,608
Laredo Petroleum, Inc. *	40,100	477,992
Marathon Oil Corp.	198,714	2,825,713
Marathon Petroleum Corp.	123,408	7,372,394
Matador Resources Co. *	31,400	833,670
Matrix Service Co. *	8,000	112,800
McDermott International, Inc. *	85,100	563,362
Murphy Oil Corp.	38,000	1,016,500
Nabors Industries Ltd.	70,734	398,232
NACCO Industries, Inc., Class A	1,900	79,040
National Oilwell Varco, Inc.	97,122	3,320,601
Natural Gas Services Group, Inc. *	7,500	208,500
Newfield Exploration Co. *	55,800	1,718,082
Newpark Resources, Inc. *	11,500	100,625
Noble Corp. plc *	54,955	228,613
Noble Energy, Inc.	129,047	3,596,540
Oasis Petroleum, Inc. *	47,700	450,765
Occidental Petroleum Corp.	188,353	12,161,953
Oceaneering International, Inc.	33,400	675,348
Oil States International, Inc. *	20,200	465,610
ONEOK, Inc.	96,223	5,222,022
Pacific Ethanol, Inc. *	10,200	48,960
Panhandle Oil & Gas, Inc., Class A	6,200	149,730
Parker Drilling Co. *	60,300	63,315
Parsley Energy, Inc., Class A *	56,300	1,497,580
Patterson-UTI Energy, Inc.	67,500	1,335,150
PBF Energy, Inc., Class A	37,313	1,080,958
PDC Energy, Inc. *	19,876	1,012,285
Peabody Energy Corp. *	17,400	537,486
PHI, Inc. - Non Voting Shares *	4,000	46,760
Phillips 66	104,165	9,487,348
Pioneer Energy Services Corp. *	13,100	24,890
Pioneer Natural Resources Co.	41,733	6,246,178
QEP Resources, Inc. *	83,800	750,010
Range Resources Corp.	62,978	1,140,532
Renewable Energy Group, Inc. *	32,800	396,880
Resolute Energy Corp. *	9,680	290,690
REX American Resources Corp. *	4,875	429,878
Rice Energy, Inc. *	43,736	1,239,916
RigNet, Inc. *	4,141	72,260
Ring Energy, Inc. *	22,800	292,068

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Rowan Cos. plc, Class A *	25,000	358,250
RPC, Inc. (b)	16,118	391,829
RSP Permian, Inc. *	26,400	908,424
Sanchez Energy Corp. *(b)	8,700	37,671
Schlumberger Ltd.	349,321	22,356,544
SEACOR Holdings, Inc. *	4,850	228,920
SEACOR Marine Holdings, Inc. *	4,876	68,995
SemGroup Corp., Class A	15,900	414,195
SM Energy Co.	22,500	479,925
Southwestern Energy Co. *	122,975	682,511
SRC Energy, Inc. *	63,800	608,652
Superior Energy Services, Inc. *	37,000	326,340
Synthesis Energy Systems, Inc. *	334,602	147,225
Targa Resources Corp.	54,200	2,249,300
TechnipFMC plc *	112,904	3,092,441
Tellurian, Inc. *(b)	23,000	247,710
Tesco Corp. *	7,000	26,950
TETRA Technologies, Inc. *	12,100	34,364
The Williams Cos., Inc.	204,183	5,819,215
Tidewater, Inc. *	10,800	294,300
Transocean Ltd. *	85,400	896,700
Ultra Petroleum Corp. *	37,800	300,132
Unit Corp. *	19,300	361,296
Uranium Energy Corp. *(b)	226,400	239,984
US Silica Holdings, Inc.	24,400	744,444
Valero Energy Corp.	109,980	8,676,322
Weatherford International plc *	241,449	837,828
Westmoreland Coal Co. *	9,600	16,656
Whiting Petroleum Corp. *	78,200	469,982
World Fuel Services Corp.	17,400	483,720
WPX Energy, Inc. *	116,953	1,319,230
		375,216,565

Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	8,544	978,886
Costco Wholesale Corp.	109,253	17,598,473
CVS Health Corp.	253,739	17,388,734
Ingles Markets, Inc., Class A	4,200	97,860
Performance Food Group Co. *	27,000	764,100
PriceSmart, Inc.	5,980	501,124
Rite Aid Corp. *	261,480	431,442
SpartanNash, Co.	12,540	307,857
Sprouts Farmers Market, Inc. *	35,374	654,065
SUPERVALU, Inc. *	12,676	206,492
Sysco Corp.	120,236	6,687,526
The Andersons, Inc.	13,500	505,575
The Kroger Co.	221,532	4,585,712
U.S. Foods Holding Corp. *	34,100	930,248
United Natural Foods, Inc. *	15,300	593,181
Wal-Mart Stores, Inc.	365,451	31,907,527
Walgreens Boots Alliance, Inc.	227,817	15,097,433
Weis Markets, Inc.	6,900	267,927
		99,504,162

Food, Beverage & Tobacco 4.1%
Alico, Inc.	2,000	65,800
Alliance One International, Inc. *	2,460	26,322
Altria Group, Inc.	476,932	30,628,573
Archer-Daniels-Midland Co.	141,756	5,793,568
B&G Foods, Inc. (b)	15,000	477,000
Blue Buffalo Pet Products, Inc. *	24,900	720,357
Bob Evans Farms, Inc.	4,200	324,198
Brown-Forman Corp., Class A	10,000	573,300
Brown-Forman Corp., Class B	54,232	3,092,309
Bunge Ltd.	36,100	2,482,958
Cal-Maine Foods, Inc. *(b)	5,200	234,000

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Calavo Growers, Inc.	4,846	357,150
Campbell Soup Co.	52,500	2,486,925
Coca-Cola Bottling Co. Consolidated	1,248	281,499
ConAgra Brands, Inc.	107,737	3,680,296
Constellation Brands, Inc., Class A	42,369	9,282,624
Darling Ingredients, Inc. *	56,100	1,023,825
Dean Foods Co.	26,756	260,871
Dr Pepper Snapple Group, Inc.	46,700	4,000,322
Farmer Brothers Co. *	4,500	152,775
Flowers Foods, Inc.	44,605	848,833
Fresh Del Monte Produce, Inc.	7,900	351,629
General Mills, Inc.	141,138	7,327,885
Hormel Foods Corp.	72,781	2,267,856
Hostess Brands, Inc. *	20,300	234,059
Ingredion, Inc.	18,200	2,281,370
J&J Snack Foods Corp.	3,259	434,001
John B. Sanfilippo & Son, Inc.	5,000	294,250
Kellogg Co.	61,800	3,864,354
Lamb Weston Holdings, Inc.	38,264	1,951,081
Lancaster Colony Corp.	5,200	651,144
Landec Corp. *	9,100	120,575
Limoneira Co.	2,900	67,715
McCormick & Co., Inc. - Non Voting Shares	28,200	2,806,746
MGP Ingredients, Inc.	5,500	373,780
Molson Coors Brewing Co., Class B	46,882	3,791,347
Mondelez International, Inc., Class A	370,624	15,354,952
Monster Beverage Corp. *	106,985	6,197,641
National Beverage Corp.	6,400	626,560
PepsiCo, Inc.	356,744	39,323,891
Philip Morris International, Inc.	387,686	40,567,463
Pilgrim's Pride Corp. *	12,466	396,169
Pinnacle Foods, Inc.	30,300	1,648,926
Post Holdings, Inc. *	15,350	1,272,976
Primo Water Corp. *	1,000	11,010
Rocky Mountain Chocolate Factory, Inc.	3,427	39,411
Sanderson Farms, Inc.	5,850	874,985
Seaboard Corp.	100	440,012
Snyder's-Lance, Inc.	23,930	900,486
The Boston Beer Co., Inc., Class A *	2,100	373,905
The Coca-Cola Co.	958,232	44,059,507
The Hain Celestial Group, Inc. *	27,012	972,972
The Hershey Co.	33,900	3,599,502
The JM Smucker Co.	27,691	2,936,631
The Kraft Heinz Co.	151,849	11,742,483
Tootsie Roll Industries, Inc. (b)	8,293	295,231
TreeHouse Foods, Inc. *	12,522	831,210
Tyson Foods, Inc., Class A	69,284	5,051,496
Universal Corp.	4,800	275,280
Vector Group Ltd.	30,725	638,466
		272,042,462

Health Care Equipment & Services 5.5%
Abaxis, Inc.	5,600	271,040
Abbott Laboratories	435,412	23,612,393
ABIOMED, Inc. *	10,200	1,967,784
Acadia Healthcare Co., Inc. *	19,600	614,656
Accuray, Inc. *	21,200	100,700
Aceto Corp.	7,900	79,553
Aetna, Inc.	81,725	13,895,702
Align Technology, Inc. *	18,800	4,492,824
Allscripts Healthcare Solutions, Inc. *	54,860	739,513
Almost Family, Inc. *	3,074	136,024
Amedisys, Inc. *	10,834	521,224
American Renal Associates Holdings, Inc. *	23,900	289,907
AmerisourceBergen Corp.	39,596	3,046,912
AMN Healthcare Services, Inc. *	11,210	492,119
Analogic Corp.	6,000	481,800

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
AngioDynamics, Inc. *	8,948	151,848
Anika Therapeutics, Inc. *	4,606	251,626
Antares Pharma, Inc. *	28,100	51,142
Anthem, Inc.	64,623	13,519,778
athenahealth, Inc. *	10,500	1,342,740
AtriCure, Inc. *	13,800	295,872
Atrion Corp.	616	405,112
Baxter International, Inc.	125,616	8,098,464
Becton, Dickinson & Co.	57,341	11,965,346
BioScrip, Inc. *	88,272	223,328
BioTelemetry, Inc. *	7,518	218,398
Boston Scientific Corp. *	345,151	9,712,549
Brookdale Senior Living, Inc. *	51,725	518,802
C.R. Bard, Inc.	18,184	5,947,441
Cantel Medical Corp.	8,034	787,975
Capital Senior Living Corp. *	8,394	111,640
Cardinal Health, Inc.	78,718	4,872,644
Cardiovascular Systems, Inc. *	5,000	120,350
Centene Corp. *	42,541	3,984,815
Cerner Corp. *	78,700	5,313,824
Chemed Corp.	3,900	871,377
Cigna Corp.	62,251	12,277,142
Community Health Systems, Inc. *	28,066	165,589
Computer Programs & Systems, Inc. (b)	3,600	108,540
ConforMIS, Inc. *	55,500	196,470
CONMED Corp.	7,300	381,206
Corindus Vascular Robotics, Inc. *(b)	201,900	230,166
CorVel Corp. *	2,700	162,000
Cotiviti Holdings, Inc. *	8,700	305,892
Cross Country Healthcare, Inc. *	12,500	170,625
CryoLife, Inc. *	9,050	176,022
Cutera, Inc. *	3,425	134,602
Danaher Corp.	152,495	14,070,714
DaVita, Inc. *	38,700	2,350,638
DENTSPLY SIRONA, Inc.	59,540	3,636,108
DexCom, Inc. *	20,500	921,885
Diplomat Pharmacy, Inc. *	9,000	189,450
Edwards Lifesciences Corp. *	51,900	5,305,737
Endologix, Inc. *	13,700	72,610
Envision Healthcare Corp. *	27,392	1,166,899
Evolent Health, Inc., Class A *	20,000	325,000
Express Scripts Holding Co. *	144,052	8,828,947
Five Star Senior Living, Inc. *	14,335	21,503
GenMark Diagnostics, Inc. *	23,500	175,075
Glaukos Corp. *	3,000	105,930
Globus Medical, Inc., Class A *	13,900	442,993
Haemonetics Corp. *	16,300	775,228
Halyard Health, Inc. *	15,624	658,552
HCA Healthcare, Inc. *	71,300	5,393,845
HealthEquity, Inc. *	14,400	723,168
HealthSouth Corp.	27,600	1,273,464
HealthStream, Inc. *	6,800	166,328
Henry Schein, Inc. *	38,906	3,058,012
Heska Corp. *	1,591	155,122
Hill-Rom Holdings, Inc.	15,200	1,226,792
HMS Holdings Corp. *	31,500	606,060
Hologic, Inc. *	74,841	2,832,732
Humana, Inc.	35,797	9,140,764
ICU Medical, Inc. *	3,350	640,185
IDEXX Laboratories, Inc. *	22,400	3,722,208
Inogen, Inc. *	5,600	554,008
Inovalon Holdings, Inc., Class A *	26,000	435,500
Insulet Corp. *	16,000	940,960
Integer Holdings Corp. *	6,700	325,620
Integra LifeSciences Holdings Corp. *	17,400	813,972
Intuitive Surgical, Inc. *	28,049	10,528,473
Invacare Corp.	6,000	93,000
iRhythm Technologies, Inc. *	4,447	226,575

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
K2M Group Holdings, Inc. *	12,900	254,001
Kindred Healthcare, Inc.	11,559	69,932
Laboratory Corp. of America Holdings *	24,562	3,775,425
Lantheus Holdings, Inc. *	7,198	143,240
LeMaitre Vascular, Inc.	6,800	217,668
LHC Group, Inc. *	6,000	400,860
LifePoint Health, Inc. *	9,607	462,577
LivaNova plc *	10,400	768,560
Magellan Health, Inc. *	7,607	648,877
Masimo Corp. *	12,900	1,132,104
McKesson Corp.	51,203	7,059,870
Medidata Solutions, Inc. *	16,500	1,241,295
MEDNAX, Inc. *	24,300	1,064,097
Medtronic plc	337,684	27,190,316
Meridian Bioscience, Inc.	10,050	150,247
Merit Medical Systems, Inc. *	10,277	391,040
Molina Healthcare, Inc. *	11,250	763,087
National HealthCare Corp.	4,100	262,400
Natus Medical, Inc. *	7,600	322,240
Neogen Corp. *	10,257	822,611
Nevro Corp. *	6,000	525,480
NuVasive, Inc. *	14,100	799,893
Nuvectra Corp. *	2,233	31,284
NxStage Medical, Inc. *	18,700	503,965
Omnicell, Inc. *	7,400	368,520
OraSure Technologies, Inc. *	16,500	325,875
Orthofix International N.V. *	2,800	150,444
Owens & Minor, Inc.	16,200	398,034
Patterson Cos., Inc.	18,800	695,600
Penumbra, Inc. *	8,300	834,565
PharMerica Corp. *	4,813	141,021
Premier, Inc., Class A *	15,900	519,453
Quality Systems, Inc. *	10,500	147,735
Quest Diagnostics, Inc.	35,420	3,321,688
Quidel Corp. *	5,200	212,940
Quorum Health Corp. *	5,949	34,028
RadNet, Inc. *	35,600	389,820
ResMed, Inc.	37,300	3,139,914
RTI Surgical, Inc. *	18,100	81,450
SeaSpine Holdings Corp. *	1,766	17,695
Select Medical Holdings Corp. *	22,600	432,790
STERIS plc	23,044	2,150,697
Stryker Corp.	78,900	12,219,243
Surgery Partners, Inc. *	37,100	343,175
Surmodics, Inc. *	4,200	124,950
Teladoc, Inc. *	14,900	492,445
Teleflex, Inc.	11,500	2,725,270
Tenet Healthcare Corp. *(b)	19,500	278,460
The Cooper Cos., Inc.	11,681	2,806,477
The Ensign Group, Inc.	10,600	244,648
The Providence Service Corp. *	4,800	266,880
Tivity Health, Inc. *	8,100	374,625
Triple-S Management Corp., Class B *	5,300	127,253
U.S. Physical Therapy, Inc.	3,500	237,825
UnitedHealth Group, Inc.	241,043	50,672,059
Universal Health Services, Inc., Class B	21,600	2,218,320
Utah Medical Products, Inc.	2,500	188,500
Varex Imaging Corp. *	8,440	290,083
Varian Medical Systems, Inc. *	21,100	2,198,409
Veeva Systems, Inc., Class A *	29,246	1,782,251
Vocera Communications, Inc. *	3,700	104,414
WellCare Health Plans, Inc. *	11,359	2,246,129
West Pharmaceutical Services, Inc.	19,000	1,926,600
Wright Medical Group N.V. *	25,565	670,059
Zimmer Biomet Holdings, Inc.	49,400	6,008,028
		366,628,974

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 1.5%
Avon Products, Inc. *	106,000	241,680
Central Garden & Pet Co., Class A *	8,600	317,426
Church & Dwight Co., Inc.	64,400	2,908,948
Colgate-Palmolive Co.	218,609	15,401,004
Coty, Inc., Class A	115,600	1,780,240
Edgewell Personal Care Co. *	15,533	1,008,558
Energizer Holdings, Inc.	15,933	684,960
Herbalife Ltd. *(b)	16,700	1,212,754
HRG Group, Inc. *	34,400	557,968
Inter Parfums, Inc.	5,613	259,882
Kimberly-Clark Corp.	86,847	9,771,156
Medifast, Inc.	3,500	218,400
Nu Skin Enterprises, Inc., Class A	14,700	935,067
Oil-Dri Corp. of America	1,600	67,216
Orchids Paper Products Co. (b)	2,500	30,700
Revlon, Inc., Class A *(b)	5,400	121,500
Spectrum Brands Holdings, Inc.	6,500	714,480
The Clorox Co.	32,300	4,086,919
The Estee Lauder Cos., Inc., Class A	55,715	6,229,494
The Procter & Gamble Co.	634,051	54,743,963
USANA Health Sciences, Inc. *	5,364	352,415
WD-40 Co.	4,600	509,910
		102,154,640

Insurance 2.9%
Aflac, Inc.	98,194	8,237,495
Alleghany Corp. *	3,940	2,230,907
Ambac Financial Group, Inc. *	13,400	218,152
American Equity Investment Life Holding Co.	23,100	681,681
American Financial Group, Inc.	18,750	1,977,937
American International Group, Inc.	221,649	14,320,742
American National Insurance Co.	2,300	279,979
AMERISAFE, Inc.	4,000	258,800
AmTrust Financial Services, Inc.	25,628	321,888
Aon plc	63,696	9,135,917
Arch Capital Group Ltd. *	33,368	3,324,787
Argo Group International Holdings Ltd.	6,063	381,666
Arthur J. Gallagher & Co.	45,900	2,906,847
Aspen Insurance Holdings Ltd.	15,200	652,080
Assurant, Inc.	14,800	1,489,620
Assured Guaranty Ltd.	31,900	1,183,490
Athene Holding Ltd., Class A *	17,000	886,210
Axis Capital Holdings Ltd.	21,600	1,174,824
Baldwin & Lyons, Inc., Class B	1,950	44,752
Brighthouse Financial, Inc. *	23,863	1,483,801
Brown & Brown, Inc.	31,900	1,589,896
Chubb Ltd.	116,649	17,593,002
Cincinnati Financial Corp.	40,174	2,819,010
Citizens, Inc. *(b)	16,000	121,280
CNA Financial Corp.	6,900	373,497
CNO Financial Group, Inc.	39,000	934,830
Crawford & Co., Class B	5,800	68,324
EMC Insurance Group, Inc.	1,800	53,028
Employers Holdings, Inc.	7,500	357,750
Enstar Group Ltd. *	3,300	751,740
Erie Indemnity Co., Class A	6,300	761,040
Everest Re Group Ltd.	9,900	2,350,755
FBL Financial Group, Inc., Class A	5,190	401,446
Federated National Holding Co.	1,500	23,010
First American Financial Corp.	28,600	1,556,412
FNF Group	72,906	2,728,142
Genworth Financial, Inc., Class A *	120,000	397,200
Greenlight Capital Re Ltd., Class A *	7,400	163,170
Horace Mann Educators Corp.	8,300	363,540
Independence Holding Co.	2,970	80,635

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Infinity Property & Casualty Corp.	2,500	235,875
James River Group Holdings Ltd.	10,000	423,200
Kemper Corp.	15,500	993,550
Kinsale Capital Group, Inc.	4,770	206,923
Lincoln National Corp.	56,726	4,298,696
Loews Corp.	66,574	3,296,079
Maiden Holdings Ltd.	18,900	155,925
Markel Corp. *	3,503	3,798,303
Marsh & McLennan Cos., Inc.	128,687	10,414,639
MBIA, Inc. *(b)	30,772	223,097
Mercury General Corp.	11,600	649,252
MetLife, Inc.	262,503	14,064,911
National General Holdings Corp.	10,400	209,872
National Western Life Group, Inc., Class A	500	178,790
Old Republic International Corp.	57,622	1,169,150
Primerica, Inc.	10,700	946,950
Principal Financial Group, Inc.	65,973	4,344,322
ProAssurance Corp.	12,940	725,287
Prudential Financial, Inc.	104,572	11,551,023
Reinsurance Group of America, Inc.	15,400	2,300,452
RenaissanceRe Holdings Ltd.	10,432	1,443,372
RLI Corp.	10,300	608,627
Safety Insurance Group, Inc.	3,400	279,480
Selective Insurance Group, Inc.	19,300	1,150,280
State Auto Financial Corp.	5,500	141,020
Stewart Information Services Corp.	3,600	136,584
The Allstate Corp.	88,267	8,284,741
The Hanover Insurance Group, Inc.	9,400	924,772
The Hartford Financial Services Group, Inc.	89,262	4,913,873
The Navigators Group, Inc.	8,400	487,200
The Progressive Corp.	147,436	7,172,761
The Travelers Cos., Inc.	68,315	9,048,322
Third Point Reinsurance Ltd. *	20,100	335,670
Torchmark Corp.	27,300	2,296,749
United Fire Group, Inc.	5,000	230,450
Universal Insurance Holdings, Inc.	8,700	207,495
Unum Group	52,114	2,712,013
Validus Holdings Ltd.	23,494	1,223,568
W. R. Berkley Corp.	23,850	1,635,633
White Mountains Insurance Group Ltd.	1,300	1,155,895
Willis Towers Watson plc	33,124	5,335,614
WMIH Corp. *	165,100	137,033
XL Group Ltd.	64,900	2,626,503
		197,353,233

Materials 3.5%
A. Schulman, Inc.	5,300	208,290
AdvanSix, Inc. *	6,431	297,562
Air Products & Chemicals, Inc.	54,400	8,672,992
AK Steel Holding Corp. *	76,627	351,718
Albemarle Corp.	26,503	3,734,008
Alcoa Corp. *	41,199	1,968,488
Allegheny Technologies, Inc. *	20,092	505,917
American Vanguard Corp.	3,000	67,500
Ampco-Pittsburgh Corp.	4,500	74,475
AptarGroup, Inc.	13,800	1,201,566
Ashland Global Holdings, Inc.	16,523	1,123,234
Avery Dennison Corp.	20,000	2,123,400
Axalta Coating Systems Ltd. *	58,900	1,958,425
Balchem Corp.	9,800	826,042
Ball Corp.	90,000	3,863,700
Bemis Co., Inc.	21,600	972,432
Berry Global Group, Inc. *	35,396	2,104,292
Boise Cascade Co. *	5,500	194,975
Cabot Corp.	16,400	999,744
Calgon Carbon Corp.	12,500	271,250
Carpenter Technology Corp.	8,300	413,257

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Celanese Corp., Series A	35,500	3,703,005
Century Aluminum Co. *	11,600	162,400
CF Industries Holdings, Inc.	58,500	2,221,830
Chase Corp.	5,200	617,500
Clearwater Paper Corp. *	5,472	252,533
Cleveland-Cliffs, Inc. *	81,400	485,144
Codexis, Inc. *	1,870	11,500
Coeur Mining, Inc. *	44,000	333,960
Commercial Metals Co.	22,800	444,144
Compass Minerals International, Inc.	7,300	478,880
Crown Holdings, Inc. *	33,100	1,991,627
Deltic Timber Corp.	1,500	138,915
Domtar Corp.	16,900	799,708
DowDuPont, Inc.	581,128	42,021,366
Eagle Materials, Inc.	11,543	1,218,594
Eastman Chemical Co.	35,480	3,221,939
Ecolab, Inc.	65,869	8,606,444
Ferro Corp. *	21,000	500,220
Flotek Industries, Inc. *	13,300	65,436
FMC Corp.	32,000	2,971,520
Freeport-McMoRan, Inc. *	323,518	4,522,782
FutureFuel Corp.	8,300	125,994
GCP Applied Technologies, Inc. *	13,600	397,800
Gold Resource Corp.	95,700	347,391
Graphic Packaging Holding Co.	74,400	1,152,456
Greif, Inc., Class A	11,300	627,489
H.B. Fuller Co.	14,776	840,311
Hawkins, Inc.	2,700	102,870
Haynes International, Inc.	2,500	89,200
Hecla Mining Co.	114,500	540,440
Huntsman Corp.	52,800	1,690,656
Ingevity Corp. *	8,661	616,923
Innophos Holdings, Inc.	5,300	259,329
Innospec, Inc.	4,200	259,770
International Flavors & Fragrances, Inc.	21,500	3,169,530
International Paper Co.	97,573	5,588,006
Kaiser Aluminum Corp.	3,600	357,048
KapStone Paper & Packaging Corp.	15,800	354,868
KMG Chemicals, Inc.	1,600	88,208
Koppers Holdings, Inc. *	4,800	233,040
Kraton Corp. *	11,900	583,457
Kronos Worldwide, Inc.	11,720	308,353
Louisiana-Pacific Corp. *	32,900	894,222
LyondellBasell Industries N.V., Class A	81,432	8,430,655
Martin Marietta Materials, Inc.	15,300	3,317,805
Materion Corp.	4,000	205,400
McEwen Mining, Inc. *	31,130	60,392
Mercer International, Inc.	28,200	414,540
Minerals Technologies, Inc.	10,738	772,062
Monsanto Co.	109,369	13,244,586
Myers Industries, Inc.	8,080	174,528
Neenah Paper, Inc.	4,231	367,251
NewMarket Corp.	1,900	760,741
Newmont Mining Corp.	136,174	4,924,052
Northern Technologies International Corp. *	14,276	236,268
Nucor Corp.	81,845	4,733,096
Olin Corp.	41,920	1,531,338
Olympic Steel, Inc.	1,400	26,432
OMNOVA Solutions, Inc. *	10,400	114,920
Owens-Illinois, Inc. *	46,581	1,112,820
P.H. Glatfelter Co.	7,000	146,720
Packaging Corp. of America	23,400	2,720,718
Platform Specialty Products Corp. *	54,000	577,800
PolyOne Corp.	24,210	1,115,355
PPG Industries, Inc.	63,100	7,334,744
Praxair, Inc.	71,427	10,436,913
Quaker Chemical Corp.	3,200	497,024
Rayonier Advanced Materials, Inc.	6,960	100,015

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Reliance Steel & Aluminum Co.	16,700	1,283,228
Resolute Forest Products, Inc. *	28,000	166,600
Royal Gold, Inc.	16,100	1,354,171
RPM International, Inc.	35,300	1,882,549
Schnitzer Steel Industries, Inc., Class A	3,450	101,602
Schweitzer-Mauduit International, Inc.	10,500	443,415
Sealed Air Corp.	51,000	2,255,730
Sensient Technologies Corp.	13,700	1,041,885
Silgan Holdings, Inc.	23,200	678,600
Sonoco Products Co.	22,600	1,170,454
Steel Dynamics, Inc.	64,100	2,385,161
Stepan Co.	7,500	598,950
Summit Materials, Inc., Class A *	24,591	772,157
SunCoke Energy, Inc. *	15,217	168,757
The Chemours Co.	45,361	2,567,886
The Mosaic Co.	82,612	1,845,552
The Scotts Miracle-Gro Co.	12,500	1,245,250
The Sherwin-Williams Co.	20,101	7,942,910
TimkenSteel Corp. *	6,550	91,700
Tredegar Corp.	5,100	98,685
Trinseo S.A.	12,500	887,500
Tronox Ltd., Class A	27,600	730,572
United States Steel Corp.	46,000	1,164,720
Universal Stainless & Alloy Products, Inc. *	1,800	36,900
US Concrete, Inc. *	3,680	287,776
Valhi, Inc.	13,600	59,160
Valvoline, Inc.	59,095	1,419,462
Venator Materials plc *	18,800	470,000
Vulcan Materials Co.	33,895	4,126,716
W.R. Grace & Co.	17,400	1,330,926
Westlake Chemical Corp.	7,500	636,825
WestRock Co.	60,669	3,720,830
Worthington Industries, Inc.	11,800	536,900
		232,189,779

Media 2.7%
A. H. Belo Corp., Class A	13,980	67,803
Altice USA, Inc., Class A *	14,700	348,096
AMC Entertainment Holdings, Inc., Class A (b)	21,900	304,410
AMC Networks, Inc., Class A *	15,100	768,288
Cable One, Inc.	1,300	922,753
CBS Corp., Class B - Non Voting Shares	91,190	5,117,583
Central European Media Enterprises Ltd., Class A *	9,900	45,540
Charter Communications, Inc., Class A *	50,522	16,882,937
Cinemark Holdings, Inc.	25,600	930,304
Comcast Corp., Class A	1,177,598	42,428,856
Discovery Communications, Inc., Class A *	38,561	728,032
Discovery Communications, Inc., Class C *	57,261	1,019,818
DISH Network Corp., Class A *	57,800	2,805,612
Emerald Expositions Events, Inc.	7,000	163,030
Entercom Communications Corp., Class A (b)	11,000	121,550
Gannett Co., Inc.	19,500	169,650
Global Eagle Entertainment, Inc. *	17,114	41,587
Gray Television, Inc. *	25,500	397,035
John Wiley & Sons, Inc., Class A	9,000	491,850
Liberty Broadband Corp., Class A *	10,673	920,119
Liberty Broadband Corp., Class C *	36,496	3,185,736
Liberty Global plc LiLAC., Class A *	10,518	228,451
Liberty Global plc LiLAC., Class C *	38,896	855,712
Liberty Global plc, Class A *	59,475	1,834,804
Liberty Global plc, Series C *	155,675	4,653,126
Liberty Media Corp. - Liberty Braves, Class A *	1,749	41,067
Liberty Media Corp. - Liberty Braves, Class C *	7,098	167,584
Liberty Media Corp. - Liberty Formula One, Class A *	4,373	159,177
Liberty Media Corp. - Liberty Formula One, Class C *	46,972	1,791,512
Liberty Media Corp. - Liberty SiriusXM, Class A *	25,395	1,059,225
Liberty Media Corp. - Liberty SiriusXM, Class C *	42,690	1,778,038

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class A *	10,300	298,906
Lions Gate Entertainment Corp., Class B *	31,486	870,903
Live Nation Entertainment, Inc. *	35,657	1,561,063
Loral Space & Communications, Inc. *	2,800	132,020
Meredith Corp.	9,400	498,200
MSG Networks, Inc., Class A *	10,175	176,536
National CineMedia, Inc.	13,200	88,836
New Media Investment Group, Inc.	11,500	183,655
News Corp., Class A	97,287	1,328,940
News Corp., Class B	25,000	347,500
Nexstar Media Group, Inc., Class A	11,898	759,092
Omnicom Group, Inc.	56,200	3,776,078
Regal Entertainment Group, Class A	22,794	372,682
Salem Media Group, Inc.	5,700	36,480
Scholastic Corp.	7,300	269,662
Scripps Networks Interactive, Inc., Class A	22,800	1,898,784
Sinclair Broadcast Group, Inc., Class A	18,400	583,280
Sirius XM Holdings, Inc. (b)	375,300	2,041,632
TEGNA, Inc.	46,100	563,803
The E.W. Scripps Co., Class A *	18,547	321,605
The Interpublic Group of Cos., Inc.	95,337	1,835,237
The Madison Square Garden Co., Class A *	3,791	844,218
The New York Times Co., Class A	40,200	767,820
The Walt Disney Co.	387,068	37,859,121
Time Warner, Inc.	195,038	19,170,285
Time, Inc.	19,122	221,815
Tribune Media Co., Class A	18,500	757,205
Twenty-First Century Fox, Inc., Class A	253,178	6,620,605
Twenty-First Century Fox, Inc., Class B	117,715	2,995,847
Viacom, Inc., Class B	84,322	2,026,258
World Wrestling Entertainment, Inc., Class A	5,700	151,221
		179,788,574

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	397,487	35,873,202
ACADIA Pharmaceuticals, Inc. *	24,600	856,818
Accelerate Diagnostics, Inc. *(b)	10,300	204,455
Acceleron Pharma, Inc. *	12,500	487,500
Achillion Pharmaceuticals, Inc. *	19,800	79,596
Acorda Therapeutics, Inc. *	8,400	223,230
Aerie Pharmaceuticals, Inc. *	8,500	524,875
Agilent Technologies, Inc.	78,817	5,361,920
Agios Pharmaceuticals, Inc. *	13,600	874,072
Akebia Therapeutics, Inc. *	10,826	196,492
Akorn, Inc. *	26,000	846,820
Alder Biopharmaceuticals, Inc. *	14,600	164,250
Alexion Pharmaceuticals, Inc. *	55,500	6,641,130
Alkermes plc *	38,241	1,864,631
Allergan plc	84,165	14,916,563
Alnylam Pharmaceuticals, Inc. *	21,600	2,631,744
AMAG Pharmaceuticals, Inc. *	6,600	103,620
Amgen, Inc.	182,408	31,961,530
Amicus Therapeutics, Inc. *	49,200	700,608
AnaptysBio, Inc. *	5,000	330,150
Aptevo Therapeutics, Inc. *	5,200	14,846
AquaBounty Technologies, Inc. *	237	1,493
Aratana Therapeutics, Inc. *	10,100	57,873
Arena Pharmaceuticals, Inc. *	9,592	268,864
ArQule, Inc. *	21,000	21,210
Array BioPharma, Inc. *	62,184	649,823
Avexis, Inc. *	8,600	898,786
Bellicum Pharmaceuticals, Inc. *	37,800	356,076
Bio-Rad Laboratories, Inc., Class A *	4,900	1,076,971
Bio-Techne Corp.	10,500	1,375,710
BioCryst Pharmaceuticals, Inc. *	23,900	107,550
Biogen, Inc. *	52,412	16,334,724
BioMarin Pharmaceutical, Inc. *	44,205	3,628,788

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Bioverativ, Inc. *	30,006	1,695,339
Bluebird Bio, Inc. *	13,600	1,891,760
Blueprint Medicines Corp. *	14,300	949,806
Bristol-Myers Squibb Co.	409,053	25,222,208
Bruker Corp.	29,700	932,580
Calithera Biosciences, Inc. *	20,500	330,050
Cambrex Corp. *	7,200	311,400
Catalent, Inc. *	36,900	1,571,571
Celgene Corp. *	196,883	19,879,276
Celldex Therapeutics, Inc. *	25,800	62,952
Charles River Laboratories International, Inc. *	14,016	1,629,921
Clovis Oncology, Inc. *	13,800	1,040,106
Coherus Biosciences, Inc. *	13,200	148,500
Collegium Pharmaceutical, Inc. *(b)	14,300	147,719
Corcept Therapeutics, Inc. *	30,000	590,700
Cytokinetics, Inc. *	25,000	341,250
CytomX Therapeutics, Inc. *	19,500	390,000
Depomed, Inc. *	14,500	70,180
Dermira, Inc. *	9,400	251,638
Dynavax Technologies Corp. *	13,007	286,154
Eagle Pharmaceuticals, Inc. *	2,500	134,375
Eli Lilly & Co.	243,057	19,916,091
Emergent BioSolutions, Inc. *	10,400	426,296
Endo International plc *	55,000	350,900
Endocyte, Inc. *	11,300	50,850
Enzo Biochem, Inc. *	43,981	433,213
Epizyme, Inc. *	12,224	204,141
Esperion Therapeutics, Inc. *	4,839	221,336
Exact Sciences Corp. *	29,800	1,638,702
Exelixis, Inc. *	75,600	1,874,124
FibroGen, Inc. *	21,400	1,195,190
Five Prime Therapeutics, Inc. *	9,200	412,712
Flexion Therapeutics, Inc. *(b)	11,400	250,914
Fluidigm Corp. *	6,000	34,800
Foundation Medicine, Inc. *	6,500	292,500
Galectin Therapeutics, Inc. *	21,400	52,430
Genomic Health, Inc. *	8,400	275,436
Geron Corp. *(b)	46,200	103,950
Gilead Sciences, Inc.	325,689	24,413,647
Global Blood Therapeutics, Inc. *	8,100	322,380
Halozyme Therapeutics, Inc. *	28,000	496,440
Harvard Bioscience, Inc. *	19,300	64,655
Heron Therapeutics, Inc. *	8,200	125,870
Horizon Pharma plc *	49,000	664,440
Idera Pharmaceuticals, Inc. *	156,400	243,984
Ignyta, Inc. *	33,900	522,060
Illumina, Inc. *	36,100	7,407,359
ImmunoGen, Inc. *	36,100	209,380
Immunomedics, Inc. *	19,848	212,771
Impax Laboratories, Inc. *	13,800	250,470
INC Research Holdings, Inc., Class A *	14,000	800,100
Incyte Corp. *	44,188	5,004,291
Innoviva, Inc. *	13,700	167,688
Inovio Pharmaceuticals, Inc. *	20,194	117,731
Insmed, Inc. *	15,000	405,150
Intercept Pharmaceuticals, Inc. *(b)	4,000	246,520
Intersect ENT, Inc. *	14,000	415,100
Intra-Cellular Therapies, Inc. *	15,000	233,850
Intrexon Corp. *(b)	15,900	259,965
Ionis Pharmaceuticals, Inc. *	29,400	1,679,034
Ironwood Pharmaceuticals, Inc. *	36,600	562,908
Jazz Pharmaceuticals plc *	16,600	2,349,398
Johnson & Johnson	670,923	93,533,375
Juno Therapeutics, Inc. *	18,800	844,308
Keryx Biopharmaceuticals, Inc. *	24,800	160,704
Lannett Co., Inc. *(b)	8,800	175,120
Lexicon Pharmaceuticals, Inc. *(b)	18,214	185,601
Ligand Pharmaceuticals, Inc. *	4,948	719,192

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Loxo Oncology, Inc. *	9,300	801,288
Luminex Corp.	12,900	275,415
MacroGenics, Inc. *	7,500	148,425
Mallinckrodt plc *	25,602	810,815
Merck & Co., Inc.	681,916	37,566,752
Merrimack Pharmaceuticals, Inc. (b)	3,859	45,305
Mettler-Toledo International, Inc. *	6,400	4,368,832
MiMedx Group, Inc. *(b)	26,820	340,078
Momenta Pharmaceuticals, Inc. *	13,500	190,350
Mylan N.V. *	132,500	4,731,575
MyoKardia, Inc. *	4,873	187,367
Myriad Genetics, Inc. *	16,600	569,048
Nektar Therapeutics *	43,600	1,050,324
Neurocrine Biosciences, Inc. *	22,700	1,409,897
Novavax, Inc. *(b)	52,500	57,225
Omeros Corp. *(b)	8,800	138,688
OPKO Health, Inc. *(b)	77,300	520,229
Pacific Biosciences of California, Inc. *	17,500	74,025
Pacira Pharmaceuticals, Inc. *	13,200	423,060
PerkinElmer, Inc.	29,677	2,146,241
Perrigo Co., plc	34,000	2,753,660
Pfizer, Inc.	1,498,374	52,532,992
Portola Pharmaceuticals, Inc. *	13,300	657,153
PRA Health Sciences, Inc. *	12,200	993,446
Prestige Brands Holdings, Inc. *	16,300	764,470
Progenics Pharmaceuticals, Inc. *	39,500	244,505
Proteostasis Therapeutics, Inc. *(b)	18,300	34,404
Prothena Corp. plc *	8,919	517,748
PTC Therapeutics, Inc. *	5,885	110,285
Puma Biotechnology, Inc. *	9,700	1,234,810
Quintiles IMS Holdings, Inc. *	35,243	3,809,768
Radius Health, Inc. *(b)	8,000	256,880
Reata Pharmaceuticals, Inc., Class A *(b)	9,700	293,716
Regeneron Pharmaceuticals, Inc. *	19,421	7,819,283
REGENXBIO, Inc. *	6,348	190,123
Repligen Corp. *	9,886	367,759
Retrophin, Inc. *	9,400	233,778
Revance Therapeutics, Inc. *	16,500	429,000
Rigel Pharmaceuticals, Inc. *	48,200	180,750
Sage Therapeutics, Inc. *	8,400	531,552
Sangamo Therapeutics, Inc. *	14,600	181,040
Sarepta Therapeutics, Inc. *	18,100	892,511
Seattle Genetics, Inc. *	23,400	1,434,654
Seres Therapeutics, Inc. *	20,000	200,800
Spark Therapeutics, Inc. *	5,900	477,310
Spectrum Pharmaceuticals, Inc. *	24,200	474,078
Spring Bank Pharmaceuticals, Inc. *	3,900	59,631
Sucampo Pharmaceuticals, Inc., Class A *	4,300	43,000
Supernus Pharmaceuticals, Inc. *	10,797	449,155
Synergy Pharmaceuticals, Inc. *(b)	47,900	130,767
TESARO, Inc. *	11,095	1,284,468
TG Therapeutics, Inc. *(b)	13,000	105,950
The Medicines Co. *	17,700	508,698
TherapeuticsMD, Inc. *(b)	35,777	168,867
Theravance Biopharma, Inc. *(b)	13,214	381,356
Thermo Fisher Scientific, Inc.	100,102	19,402,771
Trevena, Inc. *	56,700	85,050
Ultragenyx Pharmaceutical, Inc. *	12,000	553,080
United Therapeutics Corp. *	11,200	1,328,208
Vanda Pharmaceuticals, Inc. *	13,953	219,062
Vertex Pharmaceuticals, Inc. *	63,444	9,277,416
VWR Corp. *	19,000	628,900
Waters Corp. *	19,772	3,876,301
Xencor, Inc. *	19,900	393,622
ZIOPHARM Oncology, Inc. *(b)	33,811	157,559

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Zoetis, Inc.	124,382	7,938,059
Zogenix, Inc. *	27,800	1,042,500
		539,546,315

Real Estate 3.9%
Acadia Realty Trust	23,300	655,895
Agree Realty Corp.	5,000	236,450
Alexander & Baldwin, Inc.	17,800	805,272
Alexander's, Inc.	1,400	575,400
Alexandria Real Estate Equities, Inc.	23,400	2,900,664
Altisource Residential Corp.	10,789	115,119
American Assets Trust, Inc.	8,000	310,320
American Campus Communities, Inc.	36,200	1,505,196
American Homes 4 Rent, Class A	58,600	1,247,008
American Realty Investors, Inc. *	1,537	14,586
American Tower Corp.	105,844	15,206,608
Apartment Investment & Management Co., Class A	39,211	1,724,500
Apple Hospitality REIT, Inc.	55,800	1,056,852
Armada Hoffler Properties, Inc.	20,000	285,400
Ashford Hospitality Prime, Inc.	2,168	21,073
Ashford Hospitality Trust, Inc.	9,000	63,270
AvalonBay Communities, Inc.	34,961	6,339,478
Boston Properties, Inc.	38,979	4,723,475
Brandywine Realty Trust	45,663	798,646
Brixmor Property Group, Inc.	81,985	1,432,278
Camden Property Trust	23,800	2,171,512
CareTrust REIT, Inc.	24,631	465,526
CBL & Associates Properties, Inc.	54,085	424,026
CBRE Group, Inc., Class A *	74,330	2,922,656
Cedar Realty Trust, Inc.	33,200	180,608
Chatham Lodging Trust	8,234	179,090
Chesapeake Lodging Trust	18,500	516,150
CIM Commercial Trust Corp.	9,700	162,475
Colony NorthStar, Inc., Class A	138,552	1,701,419
Columbia Property Trust, Inc.	30,300	669,024
Consolidated-Tomoka Land Co.	2,000	117,040
CoreCivic, Inc.	30,985	764,090
CorEnergy Infrastructure Trust, Inc.	8,700	313,896
CoreSite Realty Corp.	7,300	808,475
Corporate Office Properties Trust	27,600	881,268
Cousins Properties, Inc.	117,997	1,064,333
Crown Castle International Corp.	100,723	10,785,419
CubeSmart	41,400	1,126,908
CyrusOne, Inc.	24,500	1,504,055
DCT Industrial Trust, Inc.	21,900	1,270,638
DDR Corp.	82,784	634,953
DiamondRock Hospitality Co.	59,386	644,932
Digital Realty Trust, Inc.	49,919	5,912,406
Douglas Emmett, Inc.	40,048	1,593,510
Duke Realty Corp.	89,590	2,551,523
Easterly Government Properties, Inc.	9,522	191,583
EastGroup Properties, Inc.	10,000	905,900
Education Realty Trust, Inc.	14,966	522,313
Empire State Realty Trust, Inc., Class A	22,502	451,165
EPR Properties	13,600	940,848
Equinix, Inc.	19,676	9,119,826
Equity Commonwealth *	33,150	996,158
Equity LifeStyle Properties, Inc.	20,700	1,831,536
Equity Residential	93,911	6,316,454
Essex Property Trust, Inc.	16,189	4,248,479
Extra Space Storage, Inc.	29,800	2,431,382
Federal Realty Investment Trust	17,100	2,060,892
First Industrial Realty Trust, Inc.	33,800	1,043,744
Forest City Realty Trust, Inc., Class A	58,100	1,431,003
Forestar Group, Inc. *(b)	4,933	87,807
Four Corners Property Trust, Inc.	11,616	286,683
Franklin Street Properties Corp.	22,500	225,000

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
FRP Holdings, Inc. *	8,500	376,975
Gaming & Leisure Properties, Inc.	50,948	1,861,640
Getty Realty Corp.	9,552	271,372
GGP, Inc.	143,409	2,790,739
Gladstone Commercial Corp.	10,000	216,600
Global Net Lease, Inc.	13,333	287,993
Government Properties Income Trust	22,900	416,093
Gramercy Property Trust	36,304	1,078,229
Griffin Industrial Realty, Inc.	300	11,130
HCP, Inc.	113,248	2,926,328
Healthcare Realty Trust, Inc.	34,849	1,123,532
Healthcare Trust of America, Inc., Class A	50,700	1,523,535
Hersha Hospitality Trust	10,000	176,900
HFF, Inc., Class A	9,800	429,828
Highwoods Properties, Inc.	28,854	1,472,997
Hospitality Properties Trust	39,500	1,128,910
Host Hotels & Resorts, Inc.	183,063	3,580,712
Hudson Pacific Properties, Inc.	39,100	1,322,362
Independence Realty Trust, Inc.	19,967	202,665
InfraREIT, Inc.	18,000	403,200
Investors Real Estate Trust	28,600	167,310
Invitation Homes, Inc.	31,500	710,955
Iron Mountain, Inc.	60,173	2,406,920
iStar, Inc. *	36,990	432,783
JBG SMITH Properties *	21,246	663,088
Jones Lang LaSalle, Inc.	12,400	1,605,676
Kennedy-Wilson Holdings, Inc.	29,759	578,813
Kilroy Realty Corp.	24,800	1,766,504
Kimco Realty Corp.	93,295	1,694,237
Kite Realty Group Trust	15,825	295,769
Lamar Advertising Co., Class A	20,200	1,422,888
LaSalle Hotel Properties	30,453	859,079
Lexington Realty Trust	71,667	725,270
Liberty Property Trust	33,100	1,419,328
Life Storage, Inc.	11,826	955,777
LTC Properties, Inc.	8,700	404,637
Mack-Cali Realty Corp.	18,500	421,245
Maui Land & Pineapple Co., Inc. *	800	12,760
Medical Properties Trust, Inc.	87,500	1,157,625
Mid-America Apartment Communities, Inc.	29,066	2,974,905
Monmouth Real Estate Investment Corp.	18,100	308,424
National Health Investors, Inc.	9,500	723,805
National Retail Properties, Inc.	35,520	1,427,194
National Storage Affiliates Trust	22,300	552,817
New Century Financial Corp. *(e)	3,600	—
New Senior Investment Group, Inc.	20,583	184,012
NorthStar Realty Europe Corp.	10,512	141,597
Omega Healthcare Investors, Inc. (b)	50,194	1,448,599
One Liberty Properties, Inc.	1,400	33,922
Outfront Media, Inc.	36,703	860,685
Paramount Group, Inc.	45,900	730,728
Park Hotels & Resorts, Inc.	41,621	1,198,269
Pebblebrook Hotel Trust	21,700	773,822
Pennsylvania Real Estate Investment Trust	13,900	135,108
Physicians Realty Trust	46,000	799,480
Piedmont Office Realty Trust, Inc., Class A	40,600	785,204
Potlatch Corp.	12,353	639,885
Preferred Apartment Communities, Inc., Class A	3,700	73,445
Prologis, Inc.	132,426	8,552,071
PS Business Parks, Inc.	6,800	899,844
Public Storage	36,797	7,626,178
QTS Realty Trust, Inc., Class A	15,600	902,460
Quality Care Properties, Inc. *	19,109	302,495
RAIT Financial Trust	16,199	8,666
Ramco-Gershenson Properties Trust	22,500	284,175
Rayonier, Inc.	32,182	964,816
RE/MAX Holdings, Inc., Class A	9,200	611,800
Realogy Holdings Corp.	29,400	950,502

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Realty Income Corp.	69,235	3,715,842
Regency Centers Corp.	34,168	2,103,040
Retail Opportunity Investments Corp.	29,100	523,218
Retail Properties of America, Inc., Class A	60,000	733,200
Rexford Industrial Realty, Inc.	25,902	769,030
RLJ Lodging Trust	40,536	878,010
Ryman Hospitality Properties, Inc.	15,237	1,007,623
Sabra Health Care REIT, Inc.	48,050	957,156
Saul Centers, Inc.	4,700	287,264
SBA Communications Corp. *	28,900	4,542,502
Select Income REIT	14,600	352,736
Senior Housing Properties Trust	57,819	1,063,870
Seritage Growth Properties, Class A (b)	5,300	217,989
Simon Property Group, Inc.	77,357	12,015,863
SL Green Realty Corp.	25,866	2,474,859
Spirit Realty Capital, Inc.	128,648	1,069,065
STAG Industrial, Inc.	11,900	324,870
Starwood Waypoint Homes	23,740	861,999
STORE Capital Corp.	40,100	990,069
Summit Hotel Properties, Inc.	27,700	437,937
Sun Communities, Inc.	18,992	1,714,218
Sunstone Hotel Investors, Inc.	62,013	1,012,052
Tanger Factory Outlet Centers, Inc.	31,200	709,800
Taubman Centers, Inc.	15,400	727,188
Tejon Ranch Co. *	3,674	69,255
Terreno Realty Corp.	10,000	367,200
The GEO Group, Inc.	29,848	774,556
The Howard Hughes Corp. *	10,000	1,276,300
The Macerich Co.	27,405	1,496,313
The RMR Group, Inc., Class A	1,889	99,078
The St. Joe Co. *	18,800	334,640
Tier REIT, Inc.	20,000	391,400
UDR, Inc.	63,261	2,453,894
UMH Properties, Inc.	7,900	118,026
Uniti Group, Inc.	42,753	748,178
Universal Health Realty Income Trust	4,700	344,087
Urban Edge Properties	30,146	707,225
Urstadt Biddle Properties, Inc., Class A	4,500	97,785
Ventas, Inc.	87,466	5,488,492
VEREIT, Inc.	256,000	2,019,840
Vornado Realty Trust	42,492	3,180,951
Washington Prime Group, Inc.	66,404	519,943
Washington Real Estate Investment Trust	23,100	743,589
Weingarten Realty Investors	34,375	1,046,719
Welltower, Inc.	91,558	6,130,724
Weyerhaeuser Co.	183,007	6,571,781
Whitestone REIT (b)	2,100	28,056
WP Carey, Inc.	27,400	1,867,310
Xenia Hotels & Resorts, Inc.	35,200	765,952
		263,802,201

Retailing 4.9%
Aaron's, Inc.	14,675	540,040
Abercrombie & Fitch Co., Class A	11,800	158,474
Advance Auto Parts, Inc.	17,040	1,392,850
Amazon.com, Inc. *	99,597	110,082,572
America's Car-Mart, Inc. *	6,850	293,523
American Eagle Outfitters, Inc.	40,750	530,565
Asbury Automotive Group, Inc. *	6,500	399,100
Ascena Retail Group, Inc. *	34,141	66,234
AutoNation, Inc. *(b)	13,800	654,120
AutoZone, Inc. *	6,800	4,008,600
Barnes & Noble Education, Inc. *	4,676	25,484
Barnes & Noble, Inc.	7,400	51,800
Bed Bath & Beyond, Inc.	35,500	706,450
Best Buy Co., Inc.	69,413	3,885,740
Big Lots, Inc.	9,200	472,052

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	17,000	1,596,130
Caleres, Inc.	6,675	182,428
Camping World Holdings, Inc., Class A	5,396	226,740
CarMax, Inc. *	44,746	3,360,425
Chico's FAS, Inc.	26,200	209,338
Core-Mark Holding Co., Inc.	8,000	272,480
Dick's Sporting Goods, Inc.	24,700	604,409
Dillard's, Inc., Class A	4,300	218,440
Dollar General Corp.	63,642	5,144,819
Dollar Tree, Inc. *	57,144	5,214,390
DSW, Inc., Class A	29,960	573,734
Expedia, Inc.	31,282	3,899,614
Express, Inc. *	12,600	85,302
Five Below, Inc. *	15,800	872,950
Floor & Decor Holdings, Inc., Class A *	4,847	182,732
Foot Locker, Inc.	29,900	899,392
Francesca's Holdings Corp. *	13,300	86,051
Fred's, Inc., Class A (b)	6,700	29,547
FTD Cos., Inc. *	8,070	87,156
GameStop Corp., Class A	19,348	361,614
Genesco, Inc. *	8,500	208,250
Genuine Parts Co.	36,300	3,202,749
Group 1 Automotive, Inc.	7,900	620,703
Groupon, Inc. *	95,000	453,150
Guess?, Inc.	16,800	272,328
Hibbett Sports, Inc. *	12,443	159,270
HSN, Inc.	6,269	236,341
J.C. Penney Co., Inc. *(b)	75,000	210,000
Kirkland's, Inc. *	8,700	101,790
Kohl's Corp.	45,900	1,916,784
L Brands, Inc.	63,632	2,738,721
Lands' End, Inc. *	7,747	84,442
Liberty Expedia Holdings, Inc., Class A *	15,838	730,132
Liberty Interactive Corp., QVC Group, Class A *	104,609	2,376,716
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	149,364
Liberty Ventures, Series A *	21,708	1,236,488
Lithia Motors, Inc., Class A	7,100	803,578
LKQ Corp. *	78,500	2,958,665
Lowe's Cos., Inc.	212,130	16,959,793
Lumber Liquidators Holdings, Inc. *	4,600	141,588
Macy's, Inc.	80,173	1,504,045
MarineMax, Inc. *	16,300	302,365
Monro, Inc.	10,162	501,495
Murphy USA, Inc. *	6,875	511,225
Netflix, Inc. *	107,630	21,141,761
Nordstrom, Inc.	26,300	1,042,795
Nutrisystem, Inc.	13,300	664,335
O'Reilly Automotive, Inc. *	22,899	4,830,544
Office Depot, Inc.	156,456	485,014
Ollie's Bargain Outlet Holdings, Inc. *	10,377	463,333
Penske Automotive Group, Inc.	9,100	424,242
PetMed Express, Inc.	9,000	318,240
Pier 1 Imports, Inc.	15,800	65,728
Pool Corp.	9,962	1,203,210
Rent-A-Center, Inc. (b)	33,550	333,487
RH *(b)	6,300	566,496
Ross Stores, Inc.	97,300	6,177,577
Sally Beauty Holdings, Inc. *	31,150	539,207
Sears Holdings Corp. *(b)	26,785	147,585
Shoe Carnival, Inc.	6,300	118,251
Shutterfly, Inc. *	6,300	269,010
Signet Jewelers Ltd.	16,800	1,101,576
Sleep Number Corp. *	12,200	396,500
Sonic Automotive, Inc., Class A	11,200	222,320
Tailored Brands, Inc.	21,100	325,995
Target Corp.	136,278	8,045,853
The Buckle, Inc.	3,875	63,744
The Cato Corp., Class A	7,100	91,306

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
The Children's Place, Inc.	3,600	391,680
The Finish Line, Inc., Class A	7,161	66,382
The Gap, Inc.	51,800	1,346,282
The Home Depot, Inc.	294,147	48,763,690
The Michaels Cos., Inc. *	26,400	512,688
The Priceline Group, Inc. *	12,154	23,237,962
The TJX Cos., Inc.	158,047	11,031,681
Tiffany & Co.	25,600	2,396,672
Tile Shop Holdings, Inc.	13,900	118,845
Tractor Supply Co.	30,100	1,813,826
Trans World Entertainment Corp. *	9,700	17,460
TripAdvisor, Inc. *	27,672	1,037,700
Tuesday Morning Corp. *	10,800	33,480
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	2,784,702
Urban Outfitters, Inc. *	18,000	441,360
Vitamin Shoppe, Inc. *	4,200	19,320
Wayfair, Inc., Class A *	12,400	866,760
Williams-Sonoma, Inc. (b)	22,900	1,181,640
Winmark Corp.	1,700	222,275
Zumiez, Inc. *	10,500	185,325
		331,263,116

Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. *	12,500	1,059,000
Advanced Micro Devices, Inc. *	185,800	2,041,013
Amkor Technology, Inc. *	35,700	413,049
Analog Devices, Inc.	92,951	8,486,426
Applied Materials, Inc.	263,498	14,869,192
Axcelis Technologies, Inc. *	15,000	493,500
AXT, Inc. *	3,500	32,550
Broadcom Ltd.	100,566	26,540,373
Brooks Automation, Inc.	25,085	862,673
Cabot Microelectronics Corp.	5,660	547,152
Cavium, Inc. *	17,370	1,198,356
CEVA, Inc. *	7,233	349,354
Cirrus Logic, Inc. *	19,100	1,069,600
Cohu, Inc.	7,500	193,500
Cree, Inc. *	20,900	746,130
Cypress Semiconductor Corp.	69,226	1,097,924
Diodes, Inc. *	11,012	378,152
DSP Group, Inc. *	6,300	84,420
Entegris, Inc.	35,399	1,159,317
First Solar, Inc. *	20,779	1,139,105
FormFactor, Inc. *	14,600	265,720
GSI Technology, Inc. *	8,500	58,820
Impinj, Inc. *(b)	4,438	151,513
Inphi Corp. *	14,400	590,112
Integrated Device Technology, Inc. *	38,920	1,209,245
Intel Corp.	1,177,951	53,584,991
IXYS Corp. *	6,900	170,430
KLA-Tencor Corp.	38,000	4,137,820
Kopin Corp. *	19,600	68,796
Kulicke & Soffa Industries, Inc. *	18,500	419,025
Lam Research Corp.	39,267	8,189,918
Lattice Semiconductor Corp. *	25,100	146,835
MACOM Technology Solutions Holdings, Inc. *	8,619	352,345
Marvell Technology Group Ltd.	111,400	2,057,558
Maxim Integrated Products, Inc.	68,100	3,577,974
MaxLinear, Inc. *	14,822	362,694
Microchip Technology, Inc.	57,380	5,439,626
Micron Technology, Inc. *	276,456	12,249,765
Microsemi Corp. *	26,738	1,427,007
MKS Instruments, Inc.	14,000	1,521,100
Monolithic Power Systems, Inc.	9,600	1,168,032
Nanometrics, Inc. *	5,300	149,831
NVIDIA Corp.	148,800	30,773,328
ON Semiconductor Corp. *	101,065	2,154,706

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
PDF Solutions, Inc. *	9,699	142,090
Photronics, Inc. *	18,000	174,600
Power Integrations, Inc.	8,900	715,115
Qorvo, Inc. *	30,074	2,279,910
QUALCOMM, Inc.	367,152	18,728,424
Rambus, Inc. *	19,600	288,316
Rudolph Technologies, Inc. *	16,418	455,600
Semtech Corp. *	21,700	890,785
Silicon Laboratories, Inc. *	9,200	873,080
Skyworks Solutions, Inc.	46,632	5,309,520
SolarEdge Technologies, Inc. *	18,000	591,300
SunPower Corp. *(b)	15,500	110,360
Synaptics, Inc. *	8,450	313,664
Teradyne, Inc.	54,559	2,340,036
Texas Instruments, Inc.	249,573	24,131,214
Ultra Clean Holdings, Inc. *	14,000	357,280
Veeco Instruments, Inc. *	10,084	182,016
Versum Materials, Inc.	24,700	1,039,376
Xcerra Corp. *	19,192	189,041
Xilinx, Inc.	63,409	4,672,609
Xperi Corp.	11,100	255,300
		257,027,613

Software & Services 13.8%
2U, Inc. *	13,300	846,279
8x8, Inc. *	25,000	333,750
Accenture plc, Class A	154,050	21,930,558
ACI Worldwide, Inc. *	33,100	797,048
Activision Blizzard, Inc.	187,803	12,299,218
Actua Corp. *	8,050	124,373
Acxiom Corp. *	23,700	596,292
Adobe Systems, Inc. *	121,710	21,318,724
Agilysys, Inc. *	8,460	103,804
Akamai Technologies, Inc. *	41,438	2,165,136
Alarm.com Holdings, Inc. *	6,054	282,601
Alliance Data Systems Corp.	13,044	2,918,334
Alphabet, Inc., Class A *	74,261	76,714,583
Alphabet, Inc., Class C *	75,323	76,576,375
ANGI Homeservices, Inc., Class A *(b)	22,248	278,100
ANSYS, Inc. *	22,186	3,033,048
Aspen Technology, Inc. *	20,475	1,321,047
Autodesk, Inc. *	52,300	6,535,408
Automatic Data Processing, Inc.	111,202	12,928,345
Bankrate, Inc. *	14,600	202,940
Barracuda Networks, Inc. *	9,847	229,534
Bazaarvoice, Inc. *	15,200	73,340
Benefitfocus, Inc. *	12,000	328,800
Black Knight, Inc. *	29,391	1,332,882
Blackbaud, Inc.	13,400	1,357,420
Blackhawk Network Holdings, Inc. *	19,203	651,942
Blucora, Inc. *	11,572	251,112
Booz Allen Hamilton Holding Corp.	41,312	1,561,180
Bottomline Technologies de, Inc. *	8,800	286,528
Box, Inc., Class A *	20,000	439,000
Broadridge Financial Solutions, Inc.	30,725	2,639,892
BroadSoft, Inc. *	12,900	707,565
CA, Inc.	78,408	2,538,851
CACI International, Inc., Class A *	6,700	963,125
Cadence Design Systems, Inc. *	72,500	3,129,100
Callidus Software, Inc. *	16,546	419,441
Carbonite, Inc. *	14,300	324,610
Cardtronics plc, Class A *	8,800	201,520
Cars.com, Inc. *	15,366	366,018
CDK Global, Inc.	32,620	2,073,327
Citrix Systems, Inc. *	37,700	3,114,397
Cloudera, Inc. *	20,000	302,600
Cognizant Technology Solutions Corp., Class A	146,956	11,120,161

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
CommerceHub, Inc., Series A *	2,534	56,584
CommerceHub, Inc., Series C *	5,069	108,122
CommVault Systems, Inc. *	13,100	681,855
Conduent, Inc. *	38,811	600,794
Convergys Corp.	26,600	684,418
CoreLogic, Inc. *	23,100	1,083,390
Cornerstone OnDemand, Inc. *	12,500	479,500
CoStar Group, Inc. *	9,022	2,668,257
Coupa Software, Inc. *	6,350	220,663
CSG Systems International, Inc.	8,900	376,826
CSRA, Inc.	44,138	1,411,975
Dell Technologies, Inc., Class V *	52,141	4,315,711
Digimarc Corp. *(b)	3,542	126,449
DST Systems, Inc.	16,400	961,368
DXC Technology Co.	68,704	6,287,790
eBay, Inc. *	246,844	9,291,208
Ebix, Inc.	8,303	564,189
Edgewater Technology, Inc. *	767	4,993
Electronic Arts, Inc. *	75,700	9,053,720
Ellie Mae, Inc. *	8,393	754,950
Endurance International Group Holdings, Inc. *	42,300	346,860
Envestnet, Inc. *	15,300	817,020
EPAM Systems, Inc. *	12,000	1,093,800
Etsy, Inc. *	31,300	522,710
Euronet Worldwide, Inc. *	11,900	1,150,016
Everi Holdings, Inc. *	28,300	234,607
EVERTEC, Inc.	14,000	210,000
ExlService Holdings, Inc. *	7,200	449,424
Facebook, Inc., Class A *	591,989	106,593,539
Fair Isaac Corp.	8,544	1,240,247
Fidelity National Information Services, Inc.	82,291	7,633,313
FireEye, Inc. *	56,800	961,056
First Data Corp., Class A *	113,800	2,026,778
Fiserv, Inc. *	51,800	6,704,474
Five9, Inc. *	12,806	323,095
FleetCor Technologies, Inc. *	23,800	3,933,426
Fortinet, Inc. *	34,800	1,371,468
Gartner, Inc. *	21,956	2,751,306
Genpact Ltd.	28,274	860,943
Gigamon, Inc. *	9,700	373,450
Global Payments, Inc.	38,028	3,953,011
Glu Mobile, Inc. *	38,900	155,989
GoDaddy, Inc., Class A *	23,100	1,078,770
Gogo, Inc. *(b)	16,000	159,040
GrubHub, Inc. *	20,400	1,244,808
GSE Systems, Inc. *	2,424	8,484
GTT Communications, Inc. *	7,591	276,692
Guidewire Software, Inc. *	19,500	1,559,610
Hortonworks, Inc. *	26,900	444,119
HubSpot, Inc. *	11,300	978,015
IAC/InterActiveCorp *	18,072	2,332,192
Imperva, Inc. *	8,262	352,787
Information Services Group, Inc. *	7,500	30,600
International Business Machines Corp.	215,782	33,243,375
Intuit, Inc.	59,030	8,914,711
j2 Global, Inc.	13,300	986,062
Jack Henry & Associates, Inc.	19,400	2,136,522
Leaf Group Ltd. *	5,920	41,736
Leidos Holdings, Inc.	37,900	2,369,508
Liquidity Services, Inc. *	15,481	88,242
LivePerson, Inc. *	19,700	276,785
LogMeIn, Inc.	13,477	1,631,391
Manhattan Associates, Inc. *	16,300	682,318
ManTech International Corp., Class A	8,600	399,126
MasterCard, Inc., Class A	232,767	34,628,747
Match Group, Inc. *(b)	12,023	321,495
MAXIMUS, Inc.	16,300	1,082,809
Microsoft Corp.	1,926,996	160,287,527

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
MicroStrategy, Inc., Class A *	2,256	298,379
MINDBODY, Inc., Class A *	12,000	387,000
Mitek Systems, Inc. *	34,300	305,270
MoneyGram International, Inc. *	9,037	140,525
Monotype Imaging Holdings, Inc.	6,500	149,825
New Relic, Inc. *	14,600	749,418
NIC, Inc.	26,000	442,000
Nuance Communications, Inc. *	59,974	884,017
Nutanix, Inc., Class A *	16,000	456,000
Oracle Corp.	753,631	38,359,818
Pandora Media, Inc. *	72,500	529,975
Paychex, Inc.	79,864	5,094,525
Paycom Software, Inc. *	10,700	879,540
Paylocity Holding Corp. *	8,900	475,349
PayPal Holdings, Inc. *	283,138	20,544,493
Pegasystems, Inc.	12,800	746,240
Perficient, Inc. *	7,800	151,710
PRGX Global, Inc. *	11,000	83,050
Progress Software Corp.	9,300	393,669
Proofpoint, Inc. *	13,000	1,201,330
PROS Holdings, Inc. *	7,826	176,789
PTC, Inc. *	29,380	1,952,301
Q2 Holdings, Inc. *	7,600	323,380
Qualys, Inc. *	5,600	296,240
Quotient Technology, Inc. *	18,100	283,265
RealPage, Inc. *	12,600	545,580
Red Hat, Inc. *	43,564	5,263,838
Reis, Inc.	1,400	25,550
RingCentral, Inc., Class A *	24,600	1,036,890
Sabre Corp.	61,540	1,203,722
salesforce.com, Inc. *	167,822	17,174,903
Science Applications International Corp.	11,785	864,312
ServiceNow, Inc. *	42,400	5,358,088
ServiceSource International, Inc. *	14,400	50,112
Shutterstock, Inc. *	4,000	155,960
Silver Spring Networks, Inc. *	19,000	306,280
Snap, Inc., Class A *(b)	56,100	860,574
Splunk, Inc. *	32,500	2,187,250
SPS Commerce, Inc. *	4,300	211,388
Square, Inc., Class A *	67,400	2,506,606
SS&C Technologies Holdings, Inc.	42,400	1,704,480
Stamps.com, Inc. *	5,827	1,307,579
StarTek, Inc. *	3,900	46,566
Sykes Enterprises, Inc. *	11,026	319,092
Symantec Corp.	149,673	4,864,372
Synchronoss Technologies, Inc. *	8,100	91,773
Synopsys, Inc. *	37,884	3,277,724
Syntel, Inc. *	8,600	200,896
Tableau Software, Inc., Class A *	17,742	1,438,699
Take-Two Interactive Software, Inc. *	27,500	3,042,875
TeleTech Holdings, Inc.	9,100	379,015
Teradata Corp. *	36,000	1,204,200
The Hackett Group, Inc.	7,200	111,168
The Trade Desk, Inc., Class A *	4,722	311,274
The Ultimate Software Group, Inc. *	6,600	1,337,094
The Western Union Co.	117,232	2,328,228
TiVo Corp.	36,770	667,376
Total System Services, Inc.	42,904	3,091,233
Travelport Worldwide Ltd.	42,100	660,549
TrueCar, Inc. *	30,000	485,400
Twilio, Inc., Class A *	10,500	335,475
Twitter, Inc. *	157,400	3,245,588
Tyler Technologies, Inc. *	8,600	1,524,694
Unisys Corp. *	18,200	159,250
Vantiv, Inc., Class A *	39,300	2,751,000
Varonis Systems, Inc. *	4,776	208,234
VASCO Data Security International, Inc. *	9,200	125,120
Verint Systems, Inc. *	16,210	684,062

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
VeriSign, Inc. *	22,275	2,395,008
Virtusa Corp. *	4,700	179,352
Visa, Inc., Class A	455,677	50,115,356
VMware, Inc., Class A *	17,100	2,046,699
Web.com Group, Inc. *	18,523	446,404
WEX, Inc. *	8,900	1,099,951
Workday, Inc., Class A *	33,004	3,663,114
Yelp, Inc. *	21,300	995,136
Zendesk, Inc. *	27,000	837,000
Zillow Group, Inc., Class A *	8,797	363,404
Zillow Group, Inc., Class C *	26,594	1,097,800
Zynga, Inc., Class A *	212,600	829,140
		927,739,614

Technology Hardware & Equipment 5.8%
3D Systems Corp. *(b)	36,100	446,918
Acacia Communications, Inc. *(b)	3,100	131,161
ADTRAN, Inc.	22,200	468,420
Amphenol Corp., Class A	73,700	6,411,900
Anixter International, Inc. *	8,200	563,340
Apple, Inc.	1,292,094	218,415,570
Applied Optoelectronics, Inc. *(b)	6,000	244,440
Arista Networks, Inc. *	10,700	2,138,823
ARRIS International plc *	43,075	1,227,637
Arrow Electronics, Inc. *	22,493	1,880,190
Avnet, Inc.	26,588	1,058,202
AVX Corp.	14,000	263,760
Badger Meter, Inc.	8,000	350,400
Belden, Inc.	11,600	926,956
Benchmark Electronics, Inc. *	7,830	242,339
Brocade Communications Systems, Inc.	112,637	1,312,221
CalAmp Corp. *	4,000	90,920
CDW Corp.	40,900	2,863,000
Ciena Corp. *	34,970	743,812
Cisco Systems, Inc.	1,255,485	42,874,813
Cognex Corp.	21,500	2,647,725
Coherent, Inc. *	5,500	1,444,905
CommScope Holding Co., Inc. *	47,382	1,522,857
Communications Systems, Inc.	53,328	230,910
Comtech Telecommunications Corp.	4,175	89,804
Control4 Corp. *	15,000	441,750
Corning, Inc.	228,107	7,142,030
Cray, Inc. *	7,600	156,940
CTS Corp.	8,800	239,360
CUI Global, Inc. *(b)	56,600	176,026
Daktronics, Inc.	8,700	89,349
Diebold Nixdorf, Inc.	23,500	453,550
Digi International, Inc. *	9,100	94,640
Dolby Laboratories, Inc., Class A	18,600	1,077,684
EchoStar Corp., Class A *	11,940	668,043
Electro Scientific Industries, Inc. *	9,900	177,111
Electronics For Imaging, Inc. *	15,500	478,330
ePlus, Inc. *	5,800	554,480
Extreme Networks, Inc. *	27,500	330,000
F5 Networks, Inc. *	15,100	1,831,177
Fabrinet *	11,108	412,995
FARO Technologies, Inc. *	3,000	155,400
Finisar Corp. *	25,800	607,332
Fitbit, Inc., Class A *	40,832	250,708
FLIR Systems, Inc.	38,000	1,779,160
Harmonic, Inc. *	20,042	74,155
Harris Corp.	31,071	4,328,812
Hewlett Packard Enterprise Co.	410,436	5,713,269
HP, Inc.	420,318	9,057,853
I.D. Systems, Inc. *	5,500	40,975
II-VI, Inc. *	13,000	587,600
Immersion Corp. *	4,300	34,744

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Infinera Corp. *	27,300	228,501
Insight Enterprises, Inc. *	8,950	403,198
InterDigital, Inc.	10,000	733,500
IPG Photonics Corp. *	9,800	2,086,518
Itron, Inc. *	10,200	797,130
Jabil, Inc.	45,400	1,283,912
Juniper Networks, Inc.	85,665	2,127,062
KEMET Corp. *	11,973	307,586
Keysight Technologies, Inc. *	44,058	1,968,071
Kimball Electronics, Inc. *	6,825	150,150
Knowles Corp. *	30,500	505,080
Littelfuse, Inc.	5,300	1,107,700
Lumentum Holdings, Inc. *	13,510	853,157
Maxwell Technologies, Inc. *	7,700	37,114
Methode Electronics, Inc.	9,500	445,550
Motorola Solutions, Inc.	37,933	3,434,454
MTS Systems Corp.	3,781	196,801
National Instruments Corp.	26,112	1,175,040
NCR Corp. *	35,100	1,126,359
Neonode, Inc. *(b)	31,951	36,424
NetApp, Inc.	64,900	2,882,858
NETGEAR, Inc. *	6,000	279,900
NetScout Systems, Inc. *	26,000	738,400
Novanta, Inc. *	7,866	372,062
Oclaro, Inc. *	37,600	310,952
OSI Systems, Inc. *	7,500	662,850
Palo Alto Networks, Inc. *	22,000	3,238,400
Park Electrochemical Corp.	3,600	67,968
PC Connection, Inc.	7,000	189,000
PC-Tel, Inc.	8,900	59,185
Plantronics, Inc.	6,000	272,160
Plexus Corp. *	6,500	399,295
Pure Storage, Inc., Class A *	23,900	392,677
Quantum Corp. *	15,625	82,813
Radisys Corp. *	3,500	4,620
Richardson Electronics Ltd.	7,300	48,326
Rogers Corp. *	4,200	638,736
Sanmina Corp. *	20,900	683,953
ScanSource, Inc. *	6,300	270,585
Seagate Technology plc	72,766	2,690,159
Sonus Networks, Inc. *	10,860	84,708
Super Micro Computer, Inc. *	8,200	163,180
SYNNEX Corp.	8,400	1,132,992
Systemax, Inc.	8,000	228,400
TE Connectivity Ltd.	84,600	7,696,062
Tech Data Corp. *	8,300	769,991
TESSCO Technologies, Inc.	4,025	64,400
Trimble, Inc. *	62,084	2,537,994
TTM Technologies, Inc. *	11,000	173,580
Ubiquiti Networks, Inc. *(b)	7,700	478,786
Universal Display Corp.	10,100	1,479,650
VeriFone Systems, Inc. *	33,100	631,548
ViaSat, Inc. *	15,200	989,520
Viavi Solutions, Inc. *	66,453	616,684
Vishay Intertechnology, Inc.	36,488	811,858
Vishay Precision Group, Inc. *	5,620	137,971
Western Digital Corp.	71,998	6,427,261
Xerox Corp.	58,606	1,776,348
Zebra Technologies Corp., Class A *	13,275	1,539,767
		386,573,402

Telecommunication Services 1.8%
AT&T, Inc.	1,536,151	51,691,481
ATN International, Inc.	3,250	176,443
Boingo Wireless, Inc. *	9,810	229,358
CenturyLink, Inc. (b)	246,091	4,673,268
Cincinnati Bell, Inc. *	12,293	234,796

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Cogent Communications Holdings, Inc.	9,900	533,610
Consolidated Communications Holdings, Inc.	16,757	321,232
Frontier Communications Corp. (b)	19,211	232,645
General Communication, Inc., Class A *	10,500	429,345
Iridium Communications, Inc. *	17,544	210,528
Lumos Networks Corp. *	1,500	26,940
ORBCOMM, Inc. *	30,000	339,300
Shenandoah Telecommunications Co.	14,200	539,600
Spok Holdings, Inc.	5,500	93,225
Sprint Corp. *	179,505	1,173,963
Straight Path Communications, Inc., Class B *	1,900	344,869
T-Mobile US, Inc. *	72,795	4,350,957
Telephone & Data Systems, Inc.	22,222	647,771
United States Cellular Corp. *	5,400	197,586
Verizon Communications, Inc.	1,022,005	48,923,379
Vonage Holdings Corp. *	36,400	295,932
Windstream Holdings, Inc.	173,600	326,368
Zayo Group Holdings, Inc. *	42,507	1,532,803
		117,525,399

Transportation 2.0%
Air Transport Services Group, Inc. *	15,000	363,000
Alaska Air Group, Inc.	29,681	1,959,836
Allegiant Travel Co.	3,200	436,480
AMERCO	1,800	706,752
American Airlines Group, Inc.	105,397	4,934,688
ArcBest Corp.	4,800	156,480
Atlas Air Worldwide Holdings, Inc. *	6,500	398,775
Avis Budget Group, Inc. *	20,600	849,750
C.H. Robinson Worldwide, Inc.	33,200	2,607,196
Celadon Group, Inc. (b)	8,890	65,342
Covenant Transport Group, Inc., Class A *	3,000	89,100
CSX Corp.	224,100	11,301,363
Daseke, Inc. *	15,000	207,450
Delta Air Lines, Inc.	168,527	8,431,406
Echo Global Logistics, Inc. *	15,000	360,750
Expeditors International of Washington, Inc.	46,900	2,738,022
FedEx Corp.	60,763	13,720,893
Forward Air Corp.	10,400	597,376
Genesee & Wyoming, Inc., Class A *	14,800	1,062,344
Hawaiian Holdings, Inc. *	10,700	358,450
Heartland Express, Inc.	16,241	346,421
Hertz Global Holdings, Inc. *	20,000	497,400
Hub Group, Inc., Class A *	7,100	307,430
JB Hunt Transport Services, Inc.	19,600	2,085,244
JetBlue Airways Corp. *	84,399	1,616,241
Kansas City Southern	26,555	2,767,562
Kirby Corp. *	15,000	1,062,750
Knight-Swift Transportation Holdings, Inc. *	28,330	1,174,278
Landstar System, Inc.	9,700	957,875
Macquarie Infrastructure Corp.	18,600	1,293,630
Marten Transport Ltd.	15,793	310,332
Matson, Inc.	10,500	285,915
Norfolk Southern Corp.	72,931	9,584,592
Old Dominion Freight Line, Inc.	18,119	2,194,754
Roadrunner Transportation Systems, Inc. *	4,900	43,120
Ryder System, Inc.	15,560	1,261,605
Saia, Inc. *	4,450	288,360
Schneider National, Inc., Class B	15,000	392,850
SkyWest, Inc.	14,300	673,530
Southwest Airlines Co.	133,915	7,212,662
Spirit Airlines, Inc. *	14,000	519,260
Union Pacific Corp.	198,970	23,038,736
United Continental Holdings, Inc. *	66,766	3,904,476
United Parcel Service, Inc., Class B	174,006	20,450,925
Universal Logistics Holdings, Inc.	3,300	71,280
Werner Enterprises, Inc.	10,032	357,641

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
XPO Logistics, Inc. *	22,010	1,526,393
YRC Worldwide, Inc. *	8,600	115,842
		135,686,557

Utilities 3.2%
AES Corp.	166,896	1,774,104
ALLETE, Inc.	14,633	1,146,496
Alliant Energy Corp.	60,900	2,634,534
Ameren Corp.	60,476	3,748,907
American Electric Power Co., Inc.	124,857	9,290,609
American States Water Co.	9,600	516,000
American Water Works Co., Inc.	46,279	4,061,445
Aqua America, Inc.	45,967	1,630,909
Artesian Resources Corp., Class A	4,000	162,480
Atmos Energy Corp.	27,672	2,414,105
Avangrid, Inc.	16,400	848,372
Avista Corp.	15,800	825,392
Black Hills Corp.	13,400	874,484
Cadiz, Inc. *(b)	6,356	84,217
California Water Service Group	11,300	474,600
Calpine Corp. *	89,100	1,331,154
CenterPoint Energy, Inc.	104,900	3,102,942
Chesapeake Utilities Corp.	2,770	223,124
CMS Energy Corp.	70,959	3,432,287
Connecticut Water Service, Inc.	5,100	316,302
Consolidated Edison, Inc.	75,210	6,471,820
Dominion Energy, Inc.	162,201	13,160,989
DTE Energy Co.	43,148	4,766,128
Duke Energy Corp.	176,199	15,560,134
Dynegy, Inc. *	32,116	399,844
Edison International	78,210	6,252,889
El Paso Electric Co.	11,300	649,750
Entergy Corp.	43,693	3,768,958
Eversource Energy	79,036	4,950,815
Exelon Corp.	237,958	9,568,291
FirstEnergy Corp.	115,656	3,810,865
Genie Energy Ltd., Class B	12,800	73,216
Great Plains Energy, Inc.	51,541	1,692,091
Hawaiian Electric Industries, Inc.	27,100	988,066
IDACORP, Inc.	13,300	1,223,999
MDU Resources Group, Inc.	45,325	1,239,639
MGE Energy, Inc.	9,950	657,198
Middlesex Water Co.	9,400	408,712
National Fuel Gas Co.	20,700	1,201,635
New Jersey Resources Corp.	20,150	895,668
NextEra Energy, Inc.	117,653	18,244,451
NiSource, Inc.	78,064	2,058,548
Northwest Natural Gas Co.	6,300	418,005
NorthWestern Corp.	10,900	646,152
NRG Energy, Inc.	82,756	2,068,900
NRG Yield, Inc., Class A	8,300	152,305
NRG Yield, Inc., Class C	30,600	569,160
OGE Energy Corp.	50,200	1,849,368
ONE Gas, Inc.	12,825	987,268
Ormat Technologies, Inc.	8,600	558,398
Otter Tail Corp.	7,800	358,410
Pattern Energy Group, Inc.	14,497	334,446
PG&E Corp.	122,000	7,047,940
Pinnacle West Capital Corp.	28,000	2,455,880
PNM Resources, Inc.	21,200	920,080
Portland General Electric Co.	24,800	1,183,952
PPL Corp.	167,100	6,276,276
Public Service Enterprise Group, Inc.	121,300	5,967,960
Pure Cycle Corp. *	8,000	60,800
SCANA Corp.	36,305	1,566,198
Sempra Energy	61,796	7,261,030
SJW Group.	4,470	265,116

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
South Jersey Industries, Inc.	19,400	659,018
Southwest Gas Holdings, Inc.	13,400	1,104,026
Spire, Inc.	10,800	852,660
The Southern Co.	250,067	13,053,497
The York Water Co.	6,100	214,720
UGI Corp.	44,400	2,124,984
Unitil Corp.	7,200	374,400
Vectren Corp.	23,366	1,592,159
Vistra Energy Corp.	82,900	1,611,576
WEC Energy Group, Inc.	74,077	4,992,049
Westar Energy, Inc.	39,293	2,101,390
WGL Holdings, Inc.	14,600	1,251,220
Xcel Energy, Inc.	123,508	6,116,116
		213,931,628
Total Common Stock
(Cost $3,877,020,389)		6,700,528,362

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(e)	18,400	1,527

Pharmaceuticals, Biotechnology & Life Sciences* 0.0%
Dyax Corp. CVR *(e)	31,000	34,410
FRD Acquisition Co. CVR *(e)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(e)	8,900	—
Total Rights
(Cost $34,632)		35,937

Other Investment Company 0.5% of net assets

Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.96% (c)	31,253,822	31,253,822
Total Other Investment Company
(Cost $31,253,822)		31,253,822
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Barclays Capital, Inc.
0.60%, 11/01/17 (d)	33,317,646	33,317,646
Sumitomo Mitsui Banking Corp.
0.60%, 11/01/17 (d)	9,810,091	9,810,091
Total Short-Term Investments
(Cost $43,127,737)		43,127,737

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 12/15/17	36	2,704,860	14,544
S&P 500 Index, e-mini, expires 12/15/17	119	15,307,565	64,529
Net Unrealized Appreciation			79,073
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $30,004,117.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.
Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 6.7%
AGL Energy Ltd.	186,892	3,618,486
Alumina Ltd.	765,466	1,373,641
Amcor Ltd.	328,545	3,987,387
AMP Ltd.	815,172	3,106,624
APA Group	316,770	2,078,857
Aristocrat Leisure Ltd.	151,427	2,737,537
ASX Ltd.	51,877	2,146,416
Aurizon Holdings Ltd.	541,071	2,147,350
AusNet Services	540,546	733,003
Australia & New Zealand Banking Group Ltd.	816,735	18,742,881
Bank of Queensland Ltd.	109,164	1,117,538
Bendigo & Adelaide Bank Ltd.	146,452	1,277,384
BHP Billiton Ltd.	887,695	18,276,571
BlueScope Steel Ltd.	175,438	1,727,190
Boral Ltd.	323,453	1,774,896
Brambles Ltd.	447,996	3,248,538
Caltex Australia Ltd.	72,637	1,907,187
Challenger Ltd.	173,116	1,765,891
CIMIC Group Ltd.	31,359	1,163,384
Coca-Cola Amatil Ltd.	149,082	930,743
Cochlear Ltd.	15,371	2,070,540
Commonwealth Bank of Australia	481,921	28,667,181
Computershare Ltd.	132,619	1,585,398
Crown Resorts Ltd.	128,649	1,143,964
CSL Ltd.	126,279	13,443,795
Dexus	292,599	2,190,978
Domino's Pizza Enterprises Ltd.	14,586	521,491
Flight Centre Travel Group Ltd.	17,631	632,095
Fortescue Metals Group Ltd.	430,023	1,528,992
Goodman Group	488,612	3,132,857
Harvey Norman Holdings Ltd. (a)	132,814	384,718
Healthscope Ltd.	509,967	766,039
Incitec Pivot Ltd.	440,834	1,293,072
Insurance Australia Group Ltd.	676,813	3,403,400
James Hardie Industries plc CDI	120,847	1,845,115
LendLease Group	150,401	1,867,681
Macquarie Group Ltd.	90,576	6,833,041
Medibank Pvt Ltd.	791,002	1,861,839
Mirvac Group	1,024,781	1,894,151
National Australia Bank Ltd.	742,139	18,595,159
Newcrest Mining Ltd.	205,986	3,521,866
Oil Search Ltd.	385,702	2,186,305
Orica Ltd.	114,696	1,837,102
Origin Energy Ltd. *	483,567	2,945,157
Qantas Airways Ltd.	140,843	664,727
QBE Insurance Group Ltd.	380,823	3,122,675
Ramsay Health Care Ltd.	42,143	2,160,656
REA Group Ltd.	15,509	859,891
Rio Tinto Ltd.	116,886	6,228,419
Santos Ltd. *	514,769	1,778,787
Scentre Group	1,456,073	4,489,710
SEEK Ltd.	87,652	1,234,260
Sonic Healthcare Ltd.	108,981	1,820,172
South32 Ltd.	1,447,464	3,780,854
Stockland	669,968	2,322,071

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Suncorp Group Ltd.	346,399	3,605,588
Sydney Airport	318,751	1,736,645
Tabcorp Holdings Ltd.	197,467	679,433
Tatts Group Ltd.	359,783	1,150,098
Telstra Corp., Ltd.	1,180,936	3,205,042
The GPT Group	483,720	1,888,840
TPG Telecom Ltd.	138,064	571,451
Transurban Group	557,975	5,186,834
Treasury Wine Estates Ltd.	215,036	2,581,278
Vicinity Centres	890,245	1,809,532
Wesfarmers Ltd.	311,455	9,976,157
Westfield Corp.	539,287	3,214,285
Westpac Banking Corp.	928,843	23,527,069
Woodside Petroleum Ltd.	208,183	4,907,501
Woolworths Ltd.	367,620	7,287,943
		277,803,358

Austria 0.3%
ANDRITZ AG	19,563	1,106,127
Erste Group Bank AG *	82,047	3,521,862
OMV AG	41,465	2,488,454
Raiffeisen Bank International AG *	38,386	1,334,916
voestalpine AG	32,803	1,803,454
		10,254,813

Belgium 1.2%
Ageas	52,462	2,544,148
Anheuser-Busch InBev S.A./N.V.	211,955	25,990,157
Colruyt S.A.	17,161	877,687
Groupe Bruxelles Lambert S.A.	21,293	2,287,010
KBC Group N.V.	71,471	5,937,018
Proximus	39,640	1,316,302
Solvay S.A.	20,870	3,100,411
Telenet Group Holding N.V. *	14,963	1,034,838
UCB S.A.	36,227	2,637,176
Umicore S.A.	55,000	2,457,960
		48,182,707

Denmark 1.8%
AP Moeller - Maersk A/S, Series A	1,021	1,892,453
AP Moeller - Maersk A/S, Series B	1,815	3,479,329
Carlsberg A/S, Class B	29,022	3,315,518
Chr. Hansen Holding A/S	28,356	2,481,429
Coloplast A/S, Class B	33,452	2,944,375
Danske Bank A/S	207,810	7,930,749
DSV A/S	54,811	4,238,311
Genmab A/S *	16,204	3,272,162
H. Lundbeck A/S	21,843	1,298,518
ISS A/S	45,366	1,921,168
Novo Nordisk A/S, Class B	517,440	25,762,729
Novozymes A/S, B Shares	63,304	3,497,723
Orsted A/S	52,775	2,957,342
Pandora A/S	29,414	2,777,467
TDC A/S	207,416	1,226,285
Tryg A/S	37,042	882,422
Vestas Wind Systems A/S	58,832	5,193,969
William Demant Holding A/S *	32,260	930,997
		76,002,946

Finland 0.9%
Elisa Oyj	37,714	1,518,634
Fortum Oyj	122,138	2,592,311
Kone Oyj, Class B	94,514	5,115,476
Metso Oyj	36,403	1,322,094

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Neste Oyj	35,089	1,953,450
Nokia Oyj	1,626,323	7,998,127
Nokian Renkaat Oyj	30,079	1,379,036
Orion Oyj, Class B	26,910	1,102,903
Sampo Oyj, A Shares	122,556	6,413,338
Stora Enso Oyj, R Shares	155,982	2,437,716
UPM-Kymmene Oyj	149,336	4,484,897
Wartsila Oyj Abp	42,260	2,722,228
		39,040,210

France 10.6%
Accor S.A.	48,627	2,425,896
Aeroports de Paris	7,956	1,339,513
Air Liquide S.A.	119,278	15,186,941
Airbus SE	163,499	16,777,450
Alstom S.A.	42,876	1,734,603
ArcelorMittal *	186,661	5,345,141
Arkema S.A.	18,584	2,347,742
Atos SE	26,176	4,065,544
AXA S.A.	537,776	16,234,590
BNP Paribas S.A.	311,934	24,346,267
Bollore S.A.	243,424	1,175,882
Bollore S.A. *	1,185	5,618
Bouygues S.A.	56,530	2,713,082
Bureau Veritas S.A.	74,850	2,004,353
Capgemini SE	44,038	5,349,911
Carrefour S.A.	154,321	3,105,772
Casino Guichard Perrachon S.A.	17,163	979,997
CNP Assurances	54,336	1,263,991
Compagnie de Saint-Gobain	140,535	8,239,975
Compagnie Generale des Etablissements Michelin	47,796	6,918,297
Credit Agricole S.A.	318,897	5,565,777
Danone S.A.	164,052	13,408,157
Dassault Aviation S.A.	607	946,450
Dassault Systemes S.A.	35,214	3,738,189
Edenred	62,982	1,815,685
Eiffage S.A.	20,923	2,185,525
Electricite de France S.A.	157,977	2,067,576
Engie S.A. (a)	509,461	8,610,893
Essilor International S.A.	57,493	7,278,768
Eurazeo S.A.	12,324	1,145,743
Eurofins Scientific SE	3,023	1,891,056
Eutelsat Communications S.A.	49,489	1,239,599
Fonciere Des Regions	8,593	875,016
Gecina S.A.	13,523	2,194,290
Groupe Eurotunnel SE	130,081	1,634,952
Hermes International	8,785	4,560,361
ICADE	9,509	830,742
Iliad S.A.	7,842	1,957,511
Imerys S.A.	10,729	976,937
Ingenico Group S.A.	17,241	1,674,245
Ipsen S.A.	9,869	1,193,236
JCDecaux S.A.	26,032	995,833
Kering	20,724	9,504,135
Klepierre S.A.	62,772	2,498,835
L'Oreal S.A.	69,856	15,547,390
Lagardere S.C.A.	32,494	1,070,067
Legrand S.A.	75,235	5,583,225
LVMH Moet Hennessy Louis Vuitton SE	77,689	23,171,759
Natixis S.A.	256,340	2,010,255
Orange S.A.	551,603	9,061,555
Pernod-Ricard S.A.	59,561	8,930,810
Peugeot S.A.	143,305	3,399,990
Publicis Groupe S.A.	55,367	3,603,993
Remy Cointreau S.A.	6,739	875,268
Renault S.A.	50,030	4,961,740
Rexel S.A.	89,056	1,588,048

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Safran S.A.	87,192	9,183,260
Sanofi	317,470	30,060,137
Schneider Electric SE *	156,629	13,761,608
SCOR SE	48,007	1,992,935
SEB S.A.	6,090	1,134,904
SES S.A.	107,560	1,749,354
Societe BIC S.A.	8,402	887,173
Societe Generale S.A.	212,825	11,844,663
Sodexo S.A.	24,879	3,165,175
STMicroelectronics N.V.	172,081	4,051,015
Suez	110,352	1,940,705
Thales S.A.	28,894	3,011,143
TOTAL S.A.	655,110	36,514,582
Unibail-Rodamco SE	27,602	6,908,973
Valeo S.A.	67,314	4,557,437
Veolia Environnement S.A.	127,715	3,025,645
Vinci S.A.	140,328	13,748,995
Vivendi S.A.	283,162	7,031,414
Wendel S.A.	7,561	1,275,240
Zodiac Aerospace	59,688	1,706,049
		437,704,583

Germany 9.1%
adidas AG	52,098	11,596,129
Allianz SE	127,248	29,707,166
Axel Springer SE	12,126	816,444
BASF SE	254,349	27,813,909
Bayer AG	229,755	29,886,259
Bayerische Motoren Werke AG	91,148	9,348,160
Beiersdorf AG	28,840	3,244,224
Brenntag AG	45,693	2,592,423
Commerzbank AG *	290,014	4,019,041
Continental AG	30,116	7,664,344
Covestro AG	32,166	3,092,103
Daimler AG	268,121	22,384,389
Deutsche Bank AG	571,156	9,360,782
Deutsche Boerse AG	54,165	5,609,590
Deutsche Lufthansa AG	63,390	2,036,584
Deutsche Post AG	270,129	12,382,735
Deutsche Telekom AG	907,555	16,433,384
Deutsche Wohnen SE	98,273	4,206,116
E.ON SE	626,788	7,423,949
Evonik Industries AG	45,458	1,653,576
Fraport AG Frankfurt Airport Services Worldwide	11,908	1,131,542
Fresenius Medical Care AG & Co. KGaA	61,569	5,961,231
Fresenius SE & Co. KGaA	113,955	9,539,881
GEA Group AG	50,633	2,445,955
Hannover Rueck SE	16,506	2,077,129
HeidelbergCement AG	40,172	4,110,783
Henkel AG & Co. KGaA	29,388	3,706,508
HOCHTIEF AG	5,934	1,048,203
Hugo Boss AG	17,602	1,574,312
Infineon Technologies AG	318,555	8,810,601
Innogy SE	41,722	1,940,321
K&S AG	58,005	1,410,205
KION Group AG	19,877	1,592,697
LANXESS AG	25,225	1,977,857
Linde AG	51,637	11,152,367
MAN SE	11,071	1,225,901
Merck KGaA	35,807	3,841,836
METRO AG *	49,423	936,876
Muenchener Rueckversicherungs-Gesellschaft AG	43,067	9,668,635
OSRAM Licht AG	27,359	2,094,872
ProSiebenSat.1 Media SE	69,476	2,447,200
QIAGEN N.V. *	59,147	2,006,662
RTL Group S.A.	8,951	665,065
RWE AG *	146,153	3,674,850

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
SAP SE	273,316	31,229,762
Siemens AG	212,635	30,541,340
Symrise AG	34,758	2,708,568
Telefonica Deutschland Holding AG	186,815	952,917
ThyssenKrupp AG	121,121	3,249,204
United Internet AG	33,555	2,128,071
Volkswagen AG	9,106	1,700,524
Vonovia SE	128,899	5,693,914
Zalando SE *	29,373	1,478,671
		375,995,767

Hong Kong 3.4%
AIA Group Ltd.	3,357,400	25,299,617
ASM Pacific Technology Ltd.	82,700	1,206,631
BOC Hong Kong (Holdings) Ltd.	1,025,500	4,886,673
CK Asset Holdings Ltd.	723,025	5,950,374
CK Hutchison Holdings Ltd.	741,025	9,412,283
CK Infrastructure Holdings Ltd.	189,000	1,645,637
CLP Holdings Ltd.	456,580	4,647,041
First Pacific Co., Ltd.	493,250	375,561
Galaxy Entertainment Group Ltd.	658,000	4,487,149
Hang Lung Group Ltd.	279,000	980,315
Hang Lung Properties Ltd.	550,000	1,262,951
Hang Seng Bank Ltd.	210,936	4,999,808
Henderson Land Development Co., Ltd.	330,749	2,158,433
HK Electric Investments & HK Electric Investments Ltd.	644,000	592,742
HKT Trust & HKT Ltd.	1,082,000	1,321,745
Hong Kong & China Gas Co., Ltd.	2,387,753	4,526,279
Hong Kong Exchanges & Clearing Ltd.	319,818	8,911,484
Hongkong Land Holdings Ltd.	336,900	2,443,495
Hysan Development Co., Ltd.	208,000	1,004,973
I-CABLE Communications Ltd. *	58,187	1,823
Jardine Matheson Holdings Ltd.	61,200	3,920,566
Jardine Strategic Holdings Ltd.	59,200	2,483,151
Kerry Properties Ltd.	226,000	1,017,068
Li & Fung Ltd.	1,762,000	888,031
Link REIT	600,000	5,044,382
Melco Resorts & Entertainment Ltd. ADR	75,663	1,912,761
MGM China Holdings Ltd.	254,000	573,000
MTR Corp., Ltd.	399,000	2,313,195
New World Development Co., Ltd.	1,583,666	2,361,118
NWS Holdings Ltd.	516,000	1,044,381
PCCW Ltd.	1,308,000	721,183
Power Assets Holdings Ltd.	381,000	3,302,933
Sands China Ltd.	670,400	3,162,703
Shangri-La Asia Ltd.	370,000	736,687
Sino Land Co., Ltd.	800,000	1,378,833
SJM Holdings Ltd.	572,000	491,749
Sun Hung Kai Properties Ltd.	404,604	6,619,075
Swire Pacific Ltd., Class A	148,590	1,468,377
Swire Properties Ltd.	351,600	1,188,134
Techtronic Industries Co., Ltd.	369,000	2,166,109
The Bank of East Asia Ltd.	305,000	1,338,333
The Wharf Holdings Ltd.	337,100	3,070,356
WH Group Ltd.	2,117,500	2,145,834
Wheelock & Co., Ltd.	229,000	1,595,315
Wynn Macau Ltd.	425,200	1,091,619
Yue Yuen Industrial Holdings Ltd.	199,000	762,269
		138,912,176

Ireland 0.4%
Bank of Ireland Group plc *	262,557	2,057,687
CRH plc	229,155	8,623,546
Kerry Group plc, Class A	42,847	4,314,746

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Paddy Power Betfair plc	23,155	2,368,150
Ryanair Holdings plc *	43,580	857,893
		18,222,022

Israel 0.5%
Azrieli Group Ltd.	11,367	642,182
Bank Hapoalim B.M.	291,922	2,066,869
Bank Leumi Le-Israel B.M.	420,576	2,324,841
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	866,087
Check Point Software Technologies Ltd. *	36,103	4,249,684
Elbit Systems Ltd.	6,178	916,906
Frutarom Industries Ltd.	10,285	847,004
Israel Chemicals Ltd.	154,545	644,471
Mizrahi Tefahot Bank Ltd.	41,062	741,306
Mobileye N.V. *	54,411	3,410,481
Nice Ltd.	15,579	1,296,612
Taro Pharmaceutical Industries Ltd. *	3,544	398,416
Teva Pharmaceutical Industries Ltd. ADR	265,197	3,659,719
		22,064,578

Italy 2.3%
Assicurazioni Generali S.p.A.	342,561	6,234,526
Atlantia S.p.A.	123,587	4,029,009
CNH Industrial N.V.	275,710	3,517,685
Enel S.p.A.	2,243,863	13,915,696
Eni S.p.A.	710,624	11,617,289
EXOR N.V.	30,979	1,985,943
Ferrari N.V.	34,037	4,075,518
Fiat Chrysler Automobiles N.V. *	291,461	5,039,732
Intesa Sanpaolo S.p.A.	3,718,057	12,499,745
Leonardo S.p.A.	121,486	2,097,092
Luxottica Group S.p.A.	48,998	2,810,388
Mediobanca S.p.A.	158,352	1,734,641
Poste Italiane S.p.A	150,533	1,100,310
Prysmian S.p.A.	58,446	2,011,093
Recordati S.p.A.	27,091	1,259,437
Saipem S.p.A. *	197,987	832,252
Snam S.p.A.	666,164	3,401,328
Telecom Italia S.p.A. *	3,312,272	2,866,044
Tenaris S.A.	128,990	1,760,885
Terna - Rete Elettrica Nationale S.p.A.	372,277	2,246,290
UniCredit S.p.A. *	554,209	10,591,283
UnipolSai Assicurazioni S.p.A.	326,864	743,761
		96,369,947

Japan 23.7%
ABC-Mart, Inc.	8,180	412,623
Acom Co., Ltd. *	88,800	369,167
Aeon Co., Ltd.	161,200	2,493,352
AEON Financial Service Co., Ltd.	33,100	710,871
Aeon Mall Co., Ltd.	27,400	489,961
Air Water, Inc.	44,100	846,346
Aisin Seiki Co., Ltd.	49,100	2,543,499
Ajinomoto Co., Inc.	147,300	2,963,173
Alfresa Holdings Corp.	51,900	991,659
Alps Electric Co., Ltd.	54,200	1,658,739
Amada Holdings Co., Ltd.	102,800	1,277,394
ANA Holdings, Inc.	29,300	1,126,145
Aozora Bank Ltd.	29,600	1,158,597
Asahi Glass Co., Ltd.	53,000	2,077,079
Asahi Group Holdings Ltd.	107,300	4,899,142
Asahi Kasei Corp.	341,000	4,129,416
Asics Corp.	47,000	718,506
Astellas Pharma, Inc.	588,350	7,830,265
Bandai Namco Holdings, Inc.	52,900	1,812,780

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Benesse Holdings, Inc.	19,400	657,663
Bridgestone Corp.	180,057	8,601,389
Brother Industries Ltd.	61,700	1,501,352
Calbee, Inc.	26,300	887,592
Canon, Inc.	296,995	11,157,232
Casio Computer Co., Ltd.	49,300	727,499
Central Japan Railway Co.	40,400	7,338,524
Chubu Electric Power Co., Inc.	176,200	2,272,361
Chugai Pharmaceutical Co., Ltd.	62,600	2,984,563
Coca-Cola Bottlers Japan, Inc.	33,000	1,154,648
Concordia Financial Group Ltd.	351,300	1,860,516
Credit Saison Co., Ltd.	43,500	875,886
CYBERDYNE, Inc. *(a)	20,425	270,596
Dai Nippon Printing Co., Ltd.	74,600	1,788,159
Dai-ichi Life Holdings, Inc.	294,600	5,626,247
Daicel Corp.	87,700	1,094,988
Daiichi Sankyo Co., Ltd.	157,400	3,615,269
Daikin Industries Ltd.	69,300	7,658,400
Daito Trust Construction Co., Ltd.	19,400	3,391,785
Daiwa House Industry Co., Ltd.	157,800	5,783,828
Daiwa House REIT Investment Corp.	352	822,556
Daiwa Securities Group, Inc.	434,000	2,721,041
Dena Co., Ltd.	35,700	839,569
Denso Corp.	130,400	7,181,646
Dentsu, Inc.	61,800	2,643,429
Disco Corp.	7,500	1,737,949
Don Quijote Holdings Co., Ltd.	32,800	1,375,796
East Japan Railway Co.	92,560	8,976,432
Eisai Co., Ltd.	73,700	4,101,892
Electric Power Development Co., Ltd.	40,700	1,025,683
FamilyMart UNY Holdings Co., Ltd.	24,800	1,409,568
FANUC Corp.	53,700	12,556,343
Fast Retailing Co., Ltd.	15,100	5,052,083
Fuji Electric Co., Ltd.	140,000	1,014,317
FUJIFILM Holdings Corp.	114,811	4,696,664
Fujitsu Ltd.	545,000	4,246,910
Fukuoka Financial Group, Inc.	218,000	1,125,143
Hakuhodo DY Holdings, Inc.	66,500	919,894
Hamamatsu Photonics K.K.	39,100	1,265,973
Hankyu Hanshin Holdings, Inc.	68,900	2,686,228
Hikari Tsushin, Inc.	6,700	867,388
Hino Motors Ltd.	80,000	1,029,680
Hirose Electric Co., Ltd.	9,585	1,441,928
Hisamitsu Pharmaceutical Co., Inc.	18,400	1,013,074
Hitachi Chemical Co., Ltd.	28,300	806,997
Hitachi Construction Machinery Co., Ltd.	30,000	1,029,130
Hitachi High-Technologies Corp.	20,500	857,902
Hitachi Ltd.	1,352,079	10,767,072
Hitachi Metals Ltd.	55,800	722,874
Honda Motor Co., Ltd.	480,439	15,055,543
Hoshizaki Corp.	16,100	1,523,603
Hoya Corp.	106,207	5,770,304
Hulic Co., Ltd.	82,600	852,100
Idemitsu Kosan Co., Ltd.	43,800	1,280,266
IHI Corp.	40,400	1,455,165
Iida Group Holdings Co., Ltd.	37,800	725,129
Inpex Corp.	258,100	2,763,524
Isetan Mitsukoshi Holdings Ltd.	105,300	1,147,852
Isuzu Motors Ltd.	160,200	2,339,785
ITOCHU Corp.	420,800	7,371,001
J. Front Retailing Co., Ltd.	59,500	883,100
Japan Airlines Co., Ltd.	33,100	1,132,924
Japan Airport Terminal Co., Ltd.	12,900	458,536
Japan Exchange Group, Inc.	140,600	2,534,800
Japan Post Bank Co., Ltd.	127,000	1,608,431
Japan Post Holdings Co., Ltd.	432,300	5,001,029
Japan Prime Realty Investment Corp.	246	790,757
Japan Real Estate Investment Corp.	340	1,593,970

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Japan Retail Fund Investment Corp.	720	1,277,754
Japan Tobacco, Inc.	304,100	10,065,763
JFE Holdings, Inc.	145,900	3,135,577
JGC Corp.	57,300	961,062
JSR Corp.	49,900	967,305
JTEKT Corp.	68,100	1,128,382
JXTG Holdings, Inc.	865,900	4,471,331
Kajima Corp.	238,000	2,468,413
Kakaku.com, Inc.	38,400	527,271
Kamigumi Co., Ltd.	34,000	813,925
Kaneka Corp.	99,000	817,535
Kansai Paint Co., Ltd.	55,200	1,418,802
Kao Corp.	135,519	8,190,104
Kawasaki Heavy Industries Ltd.	42,900	1,496,702
KDDI Corp.	505,000	13,454,531
Keihan Holdings Co., Ltd.	29,600	904,447
Keikyu Corp.	63,000	1,303,190
Keio Corp.	36,200	1,579,353
Keisei Electric Railway Co., Ltd.	38,300	1,156,948
Keyence Corp.	26,900	14,935,547
Kikkoman Corp.	41,000	1,407,141
Kintetsu Group Holdings Co., Ltd.	48,600	1,868,812
Kirin Holdings Co., Ltd.	237,100	5,691,317
Kobe Steel Ltd. *(a)	83,900	708,354
Koito Manufacturing Co., Ltd.	31,900	2,139,028
Komatsu Ltd.	254,509	8,316,273
Konami Holdings Corp.	24,600	1,198,148
Konica Minolta, Inc.	154,300	1,353,631
Kose Corp.	8,000	972,902
Kubota Corp.	295,900	5,567,500
Kuraray Co., Ltd.	97,900	1,928,098
Kurita Water Industries Ltd.	25,000	794,406
Kyocera Corp.	87,300	5,839,289
Kyowa Hakko Kirin Co., Ltd.	72,000	1,329,047
Kyushu Electric Power Co., Inc.	118,900	1,356,185
Kyushu Financial Group, Inc.	99,400	631,802
Kyushu Railway Co.	49,700	1,588,491
Lawson, Inc.	14,600	953,362
LINE Corp. *(a)	16,300	675,148
Lion Corp.	58,000	1,116,066
LIXIL Group Corp.	72,200	1,988,462
M3, Inc.	62,600	1,867,141
Mabuchi Motor Co., Ltd.	14,500	760,888
Makita Corp.	63,700	2,669,579
Marubeni Corp.	464,000	3,111,138
Marui Group Co., Ltd.	52,300	800,432
Maruichi Steel Tube Ltd.	13,300	406,332
Mazda Motor Corp.	165,500	2,389,112
McDonald's Holdings Co., Ltd.	19,800	850,063
Mebuki Financial Group, Inc.	270,880	1,130,085
Medipal Holdings Corp.	43,300	804,136
MEIJI Holdings Co., Ltd.	36,000	2,942,997
Minebea Mitsumi, Inc.	112,300	2,058,808
Miraca Holdings, Inc.	19,400	902,624
MISUMI Group, Inc.	76,100	2,084,952
Mitsubishi Chemical Holdings Corp.	397,400	4,150,967
Mitsubishi Corp.	421,100	9,861,290
Mitsubishi Electric Corp.	528,700	9,047,904
Mitsubishi Estate Co., Ltd.	349,502	6,338,054
Mitsubishi Gas Chemical Co., Inc.	51,500	1,259,827
Mitsubishi Heavy Industries Ltd.	90,300	3,533,160
Mitsubishi Materials Corp.	34,800	1,323,241
Mitsubishi Motors Corp.	203,200	1,627,189
Mitsubishi Tanabe Pharma Corp.	59,000	1,298,554
Mitsubishi UFJ Financial Group, Inc.	3,367,409	22,841,613
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	652,105
Mitsui & Co., Ltd.	467,600	6,983,303
Mitsui Chemicals, Inc.	51,200	1,578,799

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Mitsui Fudosan Co., Ltd.	249,777	5,830,038
Mitsui O.S.K. Lines Ltd.	33,500	1,025,816
Mixi, Inc.	13,100	638,650
Mizuho Financial Group, Inc.	6,654,634	12,090,673
MS&AD Insurance Group Holdings, Inc.	134,562	4,571,384
Murata Manufacturing Co., Ltd.	52,474	8,246,917
Nabtesco Corp.	28,000	1,112,348
Nagoya Railroad Co., Ltd.	54,200	1,217,651
NEC Corp.	74,600	2,046,996
Nexon Co., Ltd. *	59,600	1,603,188
NGK Insulators Ltd.	71,400	1,413,818
NGK Spark Plug Co., Ltd.	46,900	1,070,310
NH Foods Ltd.	52,000	1,495,778
Nidec Corp.	65,300	8,683,785
Nikon Corp.	93,200	1,769,957
Nintendo Co., Ltd.	31,239	12,119,531
Nippon Building Fund, Inc.	385	1,855,503
Nippon Electric Glass Co., Ltd.	22,800	930,892
Nippon Express Co., Ltd.	21,300	1,351,538
Nippon Paint Holdings Co., Ltd.	45,200	1,594,596
Nippon Prologis REIT, Inc.	588	1,236,336
Nippon Steel & Sumitomo Metal Corp.	212,941	5,105,359
Nippon Telegraph & Telephone Corp.	190,456	9,208,075
Nippon Yusen K.K. *	48,100	1,017,294
Nissan Chemical Industries Ltd.	30,700	1,145,093
Nissan Motor Co., Ltd.	631,896	6,145,425
Nisshin Seifun Group, Inc.	49,400	868,177
Nissin Foods Holdings Co., Ltd.	19,100	1,202,671
Nitori Holdings Co., Ltd.	22,000	3,197,290
Nitto Denko Corp.	46,700	4,342,526
NOK Corp.	27,900	685,305
Nomura Holdings, Inc.	1,016,100	5,814,906
Nomura Real Estate Holdings, Inc.	31,300	688,931
Nomura Real Estate Master Fund, Inc.	1,097	1,370,949
Nomura Research Institute Ltd.	36,900	1,564,379
NSK Ltd.	98,500	1,418,249
NTT Data Corp.	171,500	1,997,421
NTT DOCOMO, Inc.	379,900	9,200,701
Obayashi Corp.	189,700	2,483,796
Obic Co., Ltd.	18,400	1,217,917
Odakyu Electric Railway Co., Ltd.	78,300	1,531,724
Oji Holdings Corp.	242,000	1,418,363
Olympus Corp.	81,100	3,018,109
Omron Corp.	54,600	3,059,537
Ono Pharmaceutical Co., Ltd.	116,500	2,670,076
Oracle Corp., Japan	12,300	1,040,771
Oriental Land Co., Ltd.	59,900	4,790,998
ORIX Corp.	368,000	6,327,246
Osaka Gas Co., Ltd.	97,000	1,878,798
Otsuka Corp.	16,300	1,111,146
Otsuka Holdings Co., Ltd.	106,700	4,457,350
Panasonic Corp.	623,612	9,416,140
Park24 Co., Ltd.	31,400	725,820
Pola Orbis Holdings, Inc.	28,200	898,861
Rakuten, Inc.	268,820	2,876,591
Recruit Holdings Co., Ltd.	305,200	7,482,785
Renesas Electronics Corp. *	137,700	1,780,335
Resona Holdings, Inc.	619,100	3,346,439
Ricoh Co., Ltd.	194,500	1,804,927
Rinnai Corp.	11,500	985,347
Rohm Co., Ltd.	26,900	2,504,047
Ryohin Keikaku Co., Ltd.	6,400	1,887,980
Sankyo Co., Ltd.	16,700	539,035
Santen Pharmaceutical Co., Ltd.	104,000	1,652,586
SBI Holdings, Inc.	61,990	978,306
Secom Co., Ltd.	59,600	4,538,068
Sega Sammy Holdings, Inc.	49,800	701,051
Seibu Holdings, Inc.	50,100	895,675

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Seiko Epson Corp.	77,900	1,858,949
Sekisui Chemical Co., Ltd.	119,600	2,414,043
Sekisui House Ltd.	167,300	3,128,252
Seven & i Holdings Co., Ltd.	206,703	8,331,050
Seven Bank Ltd.	149,400	552,525
Sharp Corp. *(a)	40,100	1,275,663
Shimadzu Corp.	64,000	1,330,695
Shimamura Co., Ltd.	5,400	601,604
Shimano, Inc.	21,400	2,928,404
Shimizu Corp.	157,000	1,847,953
Shin-Etsu Chemical Co., Ltd.	107,060	11,290,675
Shinsei Bank Ltd.	39,700	669,968
Shionogi & Co., Ltd.	82,900	4,463,093
Shiseido Co., Ltd.	106,100	4,376,364
Showa Shell Sekiyu K.K.	49,300	581,604
SMC Corp.	16,000	6,120,963
SoftBank Group Corp.	231,800	20,542,608
Sohgo Security Services Co., Ltd.	21,400	1,031,007
Sompo Holdings, Inc.	99,200	3,987,365
Sony Corp.	351,600	14,709,074
Sony Financial Holdings, Inc.	51,100	848,949
Stanley Electric Co., Ltd.	43,800	1,616,851
Start Today Co., Ltd.	54,500	1,492,734
Subaru Corp.	170,300	5,883,710
Sumitomo Chemical Co., Ltd.	443,000	3,113,337
Sumitomo Corp.	336,000	4,859,938
Sumitomo Dainippon Pharma Co., Ltd.	57,600	822,083
Sumitomo Electric Industries Ltd.	202,200	3,442,522
Sumitomo Heavy Industries Ltd.	29,200	1,226,823
Sumitomo Metal Mining Co., Ltd.	66,500	2,623,530
Sumitomo Mitsui Financial Group, Inc.	374,846	15,017,349
Sumitomo Mitsui Trust Holdings, Inc.	93,600	3,694,376
Sumitomo Realty & Development Co., Ltd.	99,000	3,315,727
Sumitomo Rubber Industries Ltd.	51,000	968,373
Sundrug Co., Ltd.	22,100	961,759
Suntory Beverage & Food Ltd.	38,200	1,757,673
Suruga Bank Ltd.	56,100	1,277,318
Suzuken Co., Ltd.	19,500	702,933
Suzuki Motor Corp.	93,900	5,143,209
Sysmex Corp.	43,600	2,983,972
T&D Holdings, Inc.	147,800	2,305,777
Taiheiyo Cement Corp.	33,700	1,346,954
Taisei Corp.	59,000	3,269,013
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	654,944
Taiyo Nippon Sanso Corp.	27,900	334,999
Takashimaya Co., Ltd.	81,000	745,273
Takeda Pharmaceutical Co., Ltd.	197,500	11,136,015
TDK Corp.	35,100	2,697,059
Teijin Ltd.	48,200	1,020,165
Terumo Corp.	90,200	3,758,659
The Bank of Kyoto Ltd.	19,200	1,008,328
The Chiba Bank Ltd.	195,000	1,494,791
The Chugoku Bank Ltd.	43,400	622,106
The Chugoku Electric Power Co., Inc.	70,100	781,625
The Hachijuni Bank Ltd.	95,000	594,934
The Hiroshima Bank Ltd.	58,000	491,072
The Kansai Electric Power Co., Inc.	188,700	2,584,075
The Shizuoka Bank Ltd.	162,000	1,576,521
The Yokohama Rubber Co., Ltd.	33,400	750,901
THK Co., Ltd.	33,000	1,203,714
Tobu Railway Co., Ltd.	50,800	1,490,312
Toho Co., Ltd.	29,100	964,121
Toho Gas Co., Ltd.	26,000	726,924
Tohoku Electric Power Co., Inc.	124,400	1,631,982
Tokio Marine Holdings, Inc.	187,499	8,082,560
Tokyo Electric Power Co. Holdings, Inc. *	388,290	1,593,783
Tokyo Electron Ltd.	42,800	7,536,210
Tokyo Gas Co., Ltd.	110,740	2,762,480

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Tokyo Tatemono Co., Ltd.	64,500	904,827
Tokyu Corp.	148,000	2,238,805
Tokyu Fudosan Holdings Corp.	132,900	871,306
Toppan Printing Co., Ltd.	142,000	1,444,668
Toray Industries, Inc.	397,000	4,018,292
Toshiba Corp. *	1,135,178	3,284,583
Tosoh Corp.	86,500	1,866,733
TOTO Ltd.	41,300	2,022,628
Toyo Seikan Group Holdings Ltd.	52,000	919,772
Toyo Suisan Kaisha Ltd.	22,800	877,117
Toyoda Gosei Co., Ltd.	26,000	635,752
Toyota Industries Corp.	43,200	2,659,024
Toyota Motor Corp.	726,003	45,031,100
Toyota Tsusho Corp.	64,100	2,331,350
Trend Micro, Inc.	32,400	1,737,406
Tsuruha Holdings, Inc.	10,100	1,252,224
Unicharm Corp.	118,100	2,687,453
United Urban Investment Corp.	783	1,126,436
USS Co., Ltd.	60,600	1,225,017
West Japan Railway Co.	46,200	3,257,837
Yahoo Japan Corp.	394,300	1,762,859
Yakult Honsha Co., Ltd.	23,100	1,909,863
Yamada Denki Co., Ltd.	173,800	924,477
Yamaguchi Financial Group, Inc.	67,000	811,584
Yamaha Corp.	45,700	1,795,632
Yamaha Motor Co., Ltd.	76,300	2,289,962
Yamato Holdings Co., Ltd.	100,800	2,060,934
Yamazaki Baking Co., Ltd.	32,000	575,998
Yaskawa Electric Corp.	70,500	2,526,069
Yokogawa Electric Corp.	60,900	1,156,869
		976,817,067

Netherlands 3.6%
ABN AMRO Group N.V. CVA	113,613	3,508,863
Aegon N.V.	495,968	2,928,122
AerCap Holdings N.V. *	40,380	2,125,603
Akzo Nobel N.V.	70,773	6,389,446
Altice N.V., Class A *	135,343	2,552,378
Altice N.V., Class B *	20,970	395,371
ASML Holding N.V.	104,048	18,773,301
Boskalis Westminster N.V.	22,260	795,717
Coca-Cola European Partners plc	60,717	2,490,622
Gemalto N.V.	23,007	910,511
Heineken Holding N.V.	31,379	2,912,667
Heineken N.V.	72,457	7,059,688
ING Groep N.V.	1,083,040	20,013,998
Koninklijke Ahold Delhaize N.V.	356,115	6,701,423
Koninklijke DSM N.V.	50,397	4,299,755
Koninklijke KPN N.V.	942,341	3,242,474
Koninklijke Philips N.V.	259,892	10,591,353
Koninklijke Vopak N.V.	16,676	721,789
NN Group N.V.	89,064	3,729,779
NXP Semiconductors N.V. *	96,296	11,271,447
Randstad Holding N.V.	32,943	2,026,723
RELX N.V.	276,466	6,241,714
Unilever N.V. CVA	456,625	26,525,301
Wolters Kluwer N.V.	81,834	4,010,893
		150,218,938

New Zealand 0.2%
Auckland International Airport Ltd.	246,438	1,050,359
Contact Energy Ltd.	213,532	840,403
Fletcher Building Ltd.	204,452	1,031,302
Mercury NZ Ltd.	208,238	468,789
Meridian Energy Ltd.	316,280	617,033

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Ryman Healthcare Ltd.	97,507	620,534
Spark New Zealand Ltd.	556,130	1,401,178
		6,029,598

Norway 0.7%
DNB A.S.A.	273,527	5,278,902
Gjensidige Forsikring A.S.A.	60,359	1,135,880
Marine Harvest A.S.A. *	119,065	2,325,033
Norsk Hydro A.S.A.	391,392	3,028,728
Orkla A.S.A.	234,587	2,297,823
Schibsted A.S.A., B Shares	20,539	481,992
Schibsted A.S.A., Class A	23,037	593,975
Statoil A.S.A. (a)	308,132	6,260,475
Telenor A.S.A.	210,393	4,467,430
Yara International A.S.A.	49,786	2,364,471
		28,234,709

Portugal 0.2%
Banco Espirito Santo S.A. *(d)	470,491	—
EDP - Energias de Portugal S.A.	664,513	2,369,798
Galp Energia, SGPS, S.A.	140,604	2,614,118
Jeronimo Martins, SGPS, S.A.	68,968	1,253,089
		6,237,005

Singapore 1.3%
Ascendas Real Estate Investment Trust	646,500	1,299,888
CapitaLand Commercial Trust	786,000	1,001,182
CapitaLand Ltd.	703,300	1,893,982
CapitaLand Mall Trust	797,800	1,182,713
City Developments Ltd.	113,500	1,077,895
ComfortDelGro Corp., Ltd.	537,600	796,969
DBS Group Holdings Ltd.	498,146	8,318,318
Genting Singapore plc	1,564,900	1,400,699
Global Logistic Properties Ltd.	768,200	1,871,237
Golden Agri-Resources Ltd.	1,652,500	478,947
Hutchison Port Holdings Trust, Class U	1,611,200	692,824
Jardine Cycle & Carriage Ltd.	27,000	780,745
Keppel Corp., Ltd.	391,300	2,153,819
Oversea-Chinese Banking Corp., Ltd.	870,571	7,603,235
SATS Ltd.	177,500	612,265
Sembcorp Industries Ltd.	260,600	631,160
Singapore Airlines Ltd.	153,300	1,155,323
Singapore Exchange Ltd.	226,900	1,276,920
Singapore Press Holdings Ltd.	451,000	893,112
Singapore Technologies Engineering Ltd.	442,400	1,129,432
Singapore Telecommunications Ltd.	2,254,737	6,204,956
StarHub Ltd.	129,000	248,974
Suntec Real Estate Investment Trust	714,800	1,023,293
United Overseas Bank Ltd.	368,433	6,655,996
UOL Group Ltd.	131,167	869,855
Wilmar International Ltd.	456,200	1,135,231
Yangzijiang Shipbuilding Holdings Ltd.	625,000	722,038
		53,111,008

Spain 3.4%
Abertis Infraestructuras S.A.	188,711	4,081,594
ACS Actividades de Construccion y Servicios S.A.	63,920	2,519,666
Aena SME S.A.	18,947	3,476,273
Amadeus IT Group S.A.	120,424	8,170,634
Banco Bilbao Vizcaya Argentaria S.A.	1,872,711	16,375,864
Banco De Sabadell S.A.	1,542,374	3,088,160
Banco Santander S.A.	4,459,469	30,232,123
Bankia S.A.	293,473	1,400,525
Bankinter S.A.	187,312	1,767,614

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
CaixaBank S.A.	1,011,733	4,733,281
Distribuidora Internacional de Alimentacion S.A.	162,710	795,812
Enagas S.A.	66,459	1,914,267
Endesa S.A.	91,958	2,104,757
Ferrovial S.A.	131,843	2,863,182
Gas Natural SDG S.A.	102,397	2,191,041
Grifols S.A.	83,458	2,611,810
Iberdrola S.A.	1,587,071	12,825,130
Industria de Diseno Textil S.A.	304,112	11,367,108
International Consolidated Airlines Group S.A.	192,071	1,621,215
Mapfre S.A.	291,986	954,940
Red Electrica Corp. S.A.	121,725	2,695,296
Repsol S.A.	343,004	6,427,687
Siemens Gamesa Renewable Energy S.A.	60,218	873,149
Telefonica S.A.	1,254,858	13,157,767
		138,248,895

Sweden 2.8%
Alfa Laval AB	80,689	2,043,440
Assa Abloy AB, Class B	275,507	5,808,472
Atlas Copco AB, A Shares	184,381	8,085,373
Atlas Copco AB, B Shares	110,747	4,396,456
Boliden AB	75,622	2,646,147
Electrolux AB, B Shares	68,141	2,408,551
Essity AB, Class B *	171,418	5,123,587
Getinge AB, B Shares	64,316	1,265,970
Hennes & Mauritz AB, B Shares	262,340	6,583,447
Hexagon AB, B Shares	71,900	3,686,679
Husqvarna AB, B Shares	114,980	1,123,263
ICA Gruppen AB	24,300	896,165
Industrivarden AB, C Shares	41,251	1,060,008
Investor AB, B Shares	128,484	6,365,951
Kinnevik AB, Class B	61,627	2,021,481
LE Lundbergfortagen AB, B Shares	10,512	820,534
Lundin Petroleum AB *	49,233	1,158,215
Millicom International Cellular S.A. SDR	17,764	1,136,006
Nordea Bank AB	836,430	10,108,011
Sandvik AB	322,983	5,895,565
Securitas AB, B Shares	85,001	1,491,422
Skandinaviska Enskilda Banken AB, A Shares	424,273	5,228,574
Skanska AB, B Shares	96,800	2,122,686
SKF AB, B Shares	111,173	2,583,530
Svenska Handelsbanken AB, A Shares	424,125	6,078,699
Swedbank AB, A Shares	250,015	6,204,809
Swedish Match AB	50,944	1,919,110
Tele2 AB, B Shares	111,029	1,412,260
Telefonaktiebolaget LM Ericsson, B Shares	873,182	5,495,003
Telia Co. AB (a)	730,027	3,378,903
Volvo AB, B Shares	425,296	8,423,515
		116,971,832

Switzerland 7.9%
ABB Ltd.	556,553	14,534,398
Adecco Group AG	43,591	3,458,393
Baloise Holding AG	14,724	2,321,346
Barry Callebaut AG *	731	1,142,199
Chocoladefabriken Lindt & Spruengli AG	297	3,628,208
Cie Financiere Richemont S.A.	144,266	13,299,345
Credit Suisse Group AG *	670,137	10,560,569
Dufry AG *	10,021	1,491,609
EMS-Chemie Holding AG	2,363	1,549,115
Geberit AG	10,107	4,575,978
Givaudan S.A.	2,578	5,757,417
Julius Baer Group Ltd. *	63,156	3,735,523
Kuehne & Nagel International AG	14,309	2,500,008
LafargeHolcim Ltd. *	126,038	7,116,721

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Lonza Group AG *	20,788	5,522,564
Nestle S.A.	868,777	73,097,594
Novartis AG	621,455	51,257,131
Pargesa Holding S.A.	11,548	967,048
Partners Group Holding AG	4,946	3,326,620
Roche Holding AG	195,281	45,135,488
Schindler Holding AG	16,356	3,675,381
SGS S.A.	1,512	3,733,948
Sika AG	599	4,433,481
Sonova Holding AG	13,942	2,516,977
Straumann Holding AG	2,898	2,023,383
Swiss Life Holding AG *	8,880	3,086,415
Swiss Prime Site AG *	18,543	1,582,656
Swiss Re AG	89,587	8,431,059
Swisscom AG	7,537	3,807,878
The Swatch Group AG	16,240	1,224,116
The Swatch Group AG - Bearer Shares	8,667	3,396,976
UBS Group AG *	1,017,399	17,309,115
Vifor Pharma AG	12,709	1,634,643
Zurich Insurance Group AG	42,680	13,024,445
		324,857,747

United Kingdom 17.4%
3i Group plc	261,491	3,337,186
Admiral Group plc	55,664	1,421,981
Anglo American plc	369,917	6,977,748
Antofagasta plc	106,452	1,349,132
Ashtead Group plc	141,228	3,637,965
Associated British Foods plc	100,097	4,430,211
AstraZeneca plc	351,198	23,762,395
Auto Trader Group plc	307,544	1,398,499
Aviva plc	1,136,161	7,621,850
Babcock International Group plc	74,455	802,820
BAE Systems plc	879,454	6,927,755
Barclays plc	4,807,158	11,862,675
Barratt Developments plc	293,038	2,547,912
BHP Billiton plc	597,205	10,812,775
BP plc	5,460,868	37,039,198
British American Tobacco plc	643,188	41,556,264
BT Group plc	2,326,722	8,016,792
Bunzl plc	93,336	2,907,463
Burberry Group plc	126,033	3,183,268
Capita plc	203,780	1,419,128
Carnival plc	51,118	3,370,121
Centrica plc	1,516,652	3,420,305
Cobham plc *	654,953	1,209,127
Coca-Cola HBC AG CDI *	54,186	1,831,333
Compass Group plc	441,962	9,702,984
ConvaTec Group plc	385,949	1,004,168
Croda International plc	35,749	1,986,739
DCC plc	24,390	2,312,985
Diageo plc	700,102	23,907,652
Direct Line Insurance Group plc	367,947	1,816,013
Dixons Carphone plc	239,157	550,855
easyJet plc	57,117	1,015,817
Experian plc	263,215	5,545,491
Ferguson plc	71,911	5,028,734
Fresnillo plc	63,457	1,097,442
G4S plc	428,557	1,599,127
GKN plc	486,916	2,052,280
GlaxoSmithKline plc	1,366,035	24,516,682
Glencore plc *	3,383,035	16,317,052
Hammerson plc	208,256	1,449,717
Hargreaves Lansdown plc	81,707	1,716,356
Hikma Pharmaceuticals plc	33,976	525,167
HSBC Holdings plc	5,586,620	54,554,004
IMI plc	87,056	1,412,534

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Imperial Brands plc	267,226	10,895,218
Inmarsat plc	119,483	985,557
InterContinental Hotels Group plc	52,648	2,916,769
Intertek Group plc	44,349	3,194,948
Intu Properties plc	261,219	749,911
Investec plc	176,717	1,209,206
ITV plc	993,869	2,172,507
J. Sainsbury plc	439,851	1,416,418
John Wood Group plc	185,000	1,749,324
Johnson Matthey plc	53,319	2,393,793
Kingfisher plc	633,788	2,635,056
Land Securities Group plc	204,549	2,627,178
Legal & General Group plc	1,638,392	5,809,035
Lloyds Banking Group plc	20,167,527	18,280,462
London Stock Exchange Group plc	87,546	4,371,954
Marks & Spencer Group plc	476,114	2,176,025
Mediclinic International plc	100,138	774,050
Meggitt plc	207,353	1,427,423
Merlin Entertainments plc	207,624	1,044,410
Micro Focus International plc	122,808	4,313,571
Mondi plc	102,645	2,482,388
National Grid plc	949,045	11,424,087
Next plc	40,950	2,676,763
Old Mutual plc	1,360,651	3,451,601
Pearson plc	229,305	2,141,167
Persimmon plc	84,575	3,147,439
Provident Financial plc (a)	58,138	719,267
Prudential plc	719,770	17,667,016
Randgold Resources Ltd.	25,936	2,548,673
Reckitt Benckiser Group plc	184,964	16,548,109
RELX plc	292,588	6,732,713
Rio Tinto plc	341,266	16,128,440
Rolls-Royce Holdings plc *	457,104	5,907,144
Rolls-Royce Holdings plc, C Shares *(d)	21,026,784	27,927
Royal Bank of Scotland Group plc *	967,843	3,635,767
Royal Dutch Shell plc, A Shares	1,251,725	39,404,030
Royal Dutch Shell plc, B Shares	1,046,164	33,683,624
Royal Mail plc	243,512	1,210,886
RSA Insurance Group plc	271,498	2,267,095
Schroders plc	35,264	1,636,138
Segro plc	263,613	1,903,049
Severn Trent plc	63,466	1,779,549
Shire plc	256,194	12,618,988
Sky plc *	277,679	3,477,722
Smith & Nephew plc	244,744	4,616,257
Smiths Group plc	108,800	2,270,208
SSE plc	281,891	5,177,182
St. James's Place plc	155,863	2,436,123
Standard Chartered plc *	903,330	8,997,048
Standard Life Aberdeen plc	760,711	4,340,788
Tate & Lyle plc	123,305	1,059,224
Taylor Wimpey plc	879,957	2,331,954
Tesco plc	2,293,803	5,527,118
The Berkeley Group Holdings plc	35,591	1,768,378
The British Land Co., plc	277,502	2,215,632
The Sage Group plc	317,953	3,147,291
The Weir Group plc	55,366	1,435,345
Travis Perkins plc	78,260	1,579,903
TUI AG	114,159	2,061,842
Unilever plc	356,056	20,179,099
United Utilities Group plc	180,841	2,000,752
Vodafone Group plc	7,389,349	21,136,039
Whitbread plc	50,582	2,480,869
WM Morrison Supermarkets plc	629,343	1,874,002

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security	Number of Shares	Value ($)
Worldpay Group plc	561,569	3,027,200
WPP plc	352,104	6,224,922
		719,205,275
Total Common Stock
(Cost $3,137,345,040)		4,060,485,181

Preferred Stock 0.6% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	16,769	1,471,354
Fuchs Petrolub SE	20,460	1,152,152
Henkel AG & Co. KGaA	48,840	6,857,932
Porsche Automobil Holding SE	45,046	3,296,260
Schaeffler AG	56,445	899,961
Volkswagen AG	52,574	9,626,464
		23,304,123

Italy 0.1%
Intesa Sanpaolo S.p.A. - RSP	275,066	866,926
Telecom Italia S.p.A. - RSP	1,719,130	1,221,394
		2,088,320
Total Preferred Stock
(Cost $21,356,947)		25,392,443

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. expires 11/01/17 *	4,459,469	212,979
Ferrovial S.A. expires 11/13/17 *	131,843	63,427
Total Rights
(Cost $271,849)		276,406

Other Investment Company 0.5% of net assets

United States 0.5%
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.96% (b)	21,252,836	21,252,836
Total Other Investment Company
(Cost $21,252,836)		21,252,836
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
BNP Paribas
Hong Kong Dollar
0.01%, 11/01/17 (c)	338,863	43,436
Brown Brothers Harriman
Danish Krone
(0.65%), 11/01/17 (c)	938	147
Euro
(0.57%), 11/01/17 (c)	10,861	12,651
New Zealand Dollar
0.95%, 11/01/17 (c)	15,848	10,845
Norwegian Krone
0.05%, 11/01/17 (c)	45,594	5,582

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2017 (continued)

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Singapore Dollar
0.01%, 11/01/17 (c)	1,231	903
Swiss Franc
(1.45%), 11/01/17 (c)	38,968	39,060
National Australia Bank
Australian Dollar
0.49%, 11/01/17 (c)	56,068	42,912
Skandinaviska Enskilda Banken
Swedish Krone
(0.89%), 11/01/17 (c)	677,198	80,892
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 11/01/17 (c)	125,224	166,316
Japanese Yen
(0.24%), 11/01/17 (c)	4,207,716	37,006
U.S. Dollar
0.60%, 11/01/17 (c)	17,116,052	17,116,052
Total Short-Term Investments
(Cost $17,555,802)		17,555,802

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 12/15/17	388	38,943,560	123,114
At 10/31/17, the values of certain foreign securities held by the fund aggregating $3,982,589,951 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,335,458.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

Schwab Equity Index Funds  |  Annual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	December 15, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	December 15, 2017